As filed with the Securities and Exchange Commission on April 29, 2019

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐            Immediately upon filing pursuant to paragraph (b)

☒          On April 30, 2019, pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On [date] pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed in connection with the Trust’s annual update of its Registration Statement. This filing relates solely to the following series of the Registrant: The Asia Ex Japan Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The International Smaller Companies Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, and The U.S. Equity Growth Fund.

Prospectus April 30, 2019

Baillie Gifford Funds

Classes of Shares

	Class K	Institutional Class
The Asia Ex Japan Fund	BASKX	BSASX
The EAFE Fund	BGEKX	BGESX
The EAFE Choice Fund	BKGCX	BGCSX
The EAFE Pure Fund	BGPKX	BSGPX
The Emerging Markets Fund	BGKEX	BGEGX
The Global Alpha Equity Fund	BGAKX	BGASX
The Global Select Equity Fund	BGSKX	BGSSX
The International Concentrated Growth Fund	BTLKX	BTLSX
The International Equity Fund	BGIKX	BINSX
The International Smaller Companies Fund	BICKX	BICIX
The Long Term Global Growth Equity Fund	BGLKX	BSGLX
The Positive Change Equity Fund	BPEKX	BPESX
The U.S. Equity Growth Fund	BGGKX	BGGSX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Each fund listed above (each, a “Fund”) may offer multiple classes of shares. This Prospectus covers only Class K and Institutional Class shares of the Funds.

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Funds’ website (https://www.bailliegifford.com/en/usa/professional-investor/literature/), and you will be notified by mail each time a shareholder report that includes your Fund is posted and provided with a website link to access the report.

If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime in advance of January 1, 2021 by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com.

If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-844-394-6127 or send an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper may apply to all funds held in your account (whether or not they are Baillie Gifford Funds) if you invest through your financial intermediary and will apply to all Funds held with the Baillie Gifford Funds complex if you invest directly with the Funds.

Fund Summaries	1
The Asia Ex Japan Fund	1
The EAFE Fund	5
The EAFE Choice Fund	9
The EAFE Pure Fund	13
The Emerging Markets Fund	17
The Global Alpha Equity Fund	21
The Global Select Equity Fund	25
The International Concentrated Growth Fund	29
The International Equity Fund	33
The International Smaller Companies Fund	37
The Long Term Global Growth Equity Fund	41
The Positive Change Equity Fund	45
The U.S. Equity Growth Fund	50

Principal Investment Strategies	54
The Asia Ex Japan Fund	54
The EAFE Fund	55
The EAFE Choice Fund	56
The EAFE Pure Fund	57
The Emerging Markets Fund	58
The Global Alpha Equity Fund	59
The Global Select Equity Fund	60
The International Concentrated Growth Fund	62
The International Equity Fund	63
The International Smaller Companies Fund	64
The Long Term Global Growth Equity Fund	65
The Positive Change Equity Fund	66

Additional Investment Strategies	68

Principal Investment Risks	70

Fund Management	82
Investment Manager	82
Investment Teams	84

Shares	94
Share Classes	94
How Shares are Priced	94
How to Buy Shares	94
Restrictions on Buying Shares	96
Buying, Selling and Exchanging Shares through Financial Intermediaries	98
How to Sell Shares	99
Share Dividends and Distributions	101
Tax	101

Financial Highlights	104

Additional Performance Information	128

Historical Performance Information for Similar Accounts	131

Contacts and Further Information	133

Baillie Gifford Funds – Prospectus

Fund Summaries

The Asia Ex Japan Fund

Investment Objective

The Asia Ex Japan Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.72%	0.72%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	14.00%	14.15%
Total Annual Fund Operating Expenses	14.72%	14.87%
Fee Waiver and/or Expense Reimbursement(c)	-13.85%	-13.85%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.87%	1.02%

(a)                The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)                Class K and Institutional Class were unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for the current fiscal year assuming Fund assets of $1 million.

(c)                The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses, and extraordinary expenses) exceed 0.87% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.87% for Institutional Class due to estimated sub-accounting expenses of 0.15%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$89	$104
3 Years	$2,864	$2,899

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. Because the Fund has not commenced operations, it does not have a portfolio turnover rate.

Principal Investment Strategies

The Fund will seek to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in Asia (excluding Japan) and including the Indian subcontinent.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies located in countries represented in the MSCI All Country Asia Ex Japan Index. The MSCI All Country Asia Ex Japan Index includes large-cap, mid-cap, and small-cap issuers from a variety of countries including China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan, and Thailand. The economies of many of these countries are considered emerging market economies, and some may be considered frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to the MSCI All Country Asia Ex Japan benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-100 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Baillie Gifford Funds – Prospectus

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order after the first five risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

Baillie Gifford Funds – Prospectus

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            New and Smaller-Sized Funds Risk – New Funds and smaller-sized Funds will be subject to greater liquidity risk due to their smaller asset bases. A Fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The Fund had not commenced operations as of December 31, 2018. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Ewan Markson-Brown	Portfolio Manager	N/A
Roderick Snell	Portfolio Manager	N/A

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell

Baillie Gifford Funds – Prospectus

Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                     If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The EAFE Fund

Investment Objective

The EAFE Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.51%	0.51%
Distribution (12b-1) Fees	None	None
Other Expenses	0.09%	0.19%
Total Annual Fund Operating Expenses	0.60%	0.70%(b)

(a)                The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”). Management Fees have been restated to reflect the effects of Advisory Fee breakpoints as applied to the average daily net assets of the Fund over the prior fiscal year.

(b)                Total Annual Fund Operating Expenses have been restated due to rounding and will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended December 31, 2018 and the Fund’s financial highlights related to that fiscal year included in this Prospectus.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$61	$70
3 Years	$192	$221
5 Years	$335	$384
10 Years	$750	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies that are included in the MSCI EAFE Index or whose principal activities are in Europe, Australasia and/or the Far East. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”). In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-60 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund. The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or

Baillie Gifford Funds – Prospectus

potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic,

Baillie Gifford Funds – Prospectus

declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 27.31% (Q2, 2009)

Lowest Quarterly Return: -21.69% (Q3, 2011)

(1)                     Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. The table compares the Fund’s returns to two broad-based securities market indices that the Fund believes provide appropriate market benchmarks for the Fund’s performance. A description of the Fund’s comparative indices and details regarding the calculation of the Fund’s class-by-class

Baillie Gifford Funds – Prospectus

performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	-17.34%	1.88%	9.59%
Institutional Class Returns After Taxes on Distributions	-19.09%	0.70%	8.70%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	-8.79%	1.41%	7.75%
Class K Returns Before Taxes	-17.32%	1.99%	9.73%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(2)	-13.36%	1.00%	6.81%
MSCI ACWI (ex U.S.) Index(2)	-13.78%	1.14%	7.05%

(1)                Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)                The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
James Anderson	Portfolio Manager	2008
Julia Angeles	Portfolio Manager	2017
Lawrence Burns	Portfolio Manager	2012
Tom Coutts	Portfolio Manager	2008
Brian Lum	Portfolio Manager	2015
Kavé Sigaroudinia	Portfolio Manager	2008

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell

Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The EAFE Choice Fund

Investment Objective

The EAFE Choice Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses	0.16%	0.26%
Total Annual Fund Operating Expenses	0.68%	0.78%

(a)                The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$69	$80
3 Years	$218	$249
5 Years	$379	$433
10 Years	$847	$966

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”). In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their

Baillie Gifford Funds – Prospectus

prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically.

Baillie Gifford Funds – Prospectus

Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 17.70% (Q3, 2010)

Lowest Quarterly Return: -18.26% (Q3, 2011)

(1)                Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Baillie Gifford Funds – Prospectus

Average Annual Total Returns for Periods Ended December 31, 2018(1)	1 Year	5 Years	Since Fund Inception (12/17/2009)
Institutional Class Returns Before Taxes	-16.50%	1.44%	5.66%
Institutional Class Returns After Taxes on Distributions	-16.88%	1.10%	4.98%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	-9.30%	1.14%	4.30%
Class K Returns Before Taxes	-16.36%	1.56%	5.80%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(2)	-13.36%	1.00%	4.51%

(1)                Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)                The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Gerard Callahan	Portfolio Manager	2009
Iain Campbell	Portfolio Manager	2010
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2009
Moritz Sitte	Portfolio Manager	2014

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell

Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The EAFE Pure Fund

Investment Objective

The EAFE Pure Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses	0.15%	0.25%
Total Annual Fund Operating Expenses	0.67%	0.77%

(a)                The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$68	$79
3 Years	$214	$246
5 Years	$373	$428
10 Years	$835	$954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”). In selecting companies for investment, the portfolio managers generally consider issuers in developed markets and exclude emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of

Baillie Gifford Funds – Prospectus

favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—            Asia Risk – Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

Baillie Gifford Funds – Prospectus

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 8.79% (Q2, 2017)

Lowest Quarterly Return: -16.48% (Q4, 2018)

(1)                Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018(1)	1 Year	Since Fund Inception (04/15/2014)
Institutional Class Returns Before Taxes	-16.13%	1.19%
Institutional Class Returns After Taxes on Distributions	-16.19%	0.94%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	-9.29%	0.96%
Class K Returns Before Taxes	-16.05%	1.30%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(2)	-13.36%	1.23%

(1)                Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)                The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Baillie Gifford Funds – Prospectus

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Gerard Callahan	Portfolio Manager	2014
Iain Campbell	Portfolio Manager	2014
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2014
Moritz Sitte	Portfolio Manager	2014

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The Emerging Markets Fund

Investment Objective

The Emerging Markets Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.72%	0.72%
Distribution (12b-1) Fees	None	None
Other Expenses	0.12%	0.23%
Total Annual Fund Operating Expenses	0.84%	0.95%

(a)                The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$86	$97
3 Years	$268	$303
5 Years	$466	$525
10 Years	$1,037	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of common stocks and other equity securities of issuers located in countries of emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries represented in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. These countries may include frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to the MSCI Emerging Markets benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-100 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

—    Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—    Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in

Baillie Gifford Funds – Prospectus

other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—    Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—            Emerging Markets Risk – Because the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—    Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—    China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers,

including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—    Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

Baillie Gifford Funds – Prospectus

—    Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—    Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 45.21% (Q2, 2009)

Lowest Quarterly Return: -24.05% (Q3, 2011)

(1)     Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 5 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 5 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	-14.98%	4.14%	10.51%
Institutional Class Returns After Taxes on Distributions	-16.72%	3.53%	9.69%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	-7.37%	3.27%	8.51%
Class K Returns Before Taxes	-14.91%	4.26%	10.66%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI Emerging Markets Index(2)	-14.24%	2.03%	8.38%

(1)               Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 5 shares and, for both Class K and Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Class K and Institutional Class.

(2)               The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Baillie Gifford Funds – Prospectus

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Mike Gush	Portfolio Manager	2005
Richard Sneller	Portfolio Manager	2003
Andrew Stobart	Portfolio Manager	2007

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The Global Alpha Equity Fund

Investment Objective

The Global Alpha Equity Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.57%	0.57%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	0.11%	0.11%
Total Annual Fund Operating Expenses	0.68%	0.68%

(a)                The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)                While Other Expenses for the last fiscal year were the same for Institutional Class and Class K, Other Expenses for Institutional Class are expected to be higher than those of Class K in the future, since Institutional Class is expected to bear sub-accounting expenses.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$69	$69
3 Years	$218	$218
5 Years	$379	$379
10 Years	$847	$847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may lead to higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global, diversified portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries represented in the MSCI ACWI Index, cash and cash equivalents. The Fund invests in companies whose principal activities are in the U.S., Canada, Latin America, Europe, Australasia, Africa, the Middle East and/or the Far East. The Fund ordinarily invests in securities of issuers located in at least three different countries. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-120 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first three risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform

Baillie Gifford Funds – Prospectus

compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

Baillie Gifford Funds – Prospectus

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 13.24% (Q1, 2012)

Lowest Quarterly Return: -14.46% (Q4, 2018)

(1)                Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 3 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 3 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018(1)	1 Year	5 Years	Since Fund Inception (11/15/2011)
Institutional Class Returns Before Taxes	-9.42%	6.24%	10.46%
Institutional Class Returns After Taxes on Distributions	-14.31%	4.46%	8.90%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	-2.00%	4.82%	8.29%
Class K Returns Before Taxes	-9.38%	6.34%	10.58%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index(2)	-8.93%	4.82%	8.63%

(1)                Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 3 shares and, for both Class K and Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Class K and Institutional Class.

Baillie Gifford Funds – Prospectus

(2)                The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Spencer Adair	Portfolio Manager	2011
Malcolm MacColl	Portfolio Manager	2011
Charles Plowden	Portfolio Manager	2011

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The Global Select Equity Fund

Investment Objective

The Global Select Equity Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	5.03%	5.03%
Total Annual Fund Operating Expenses	5.53%	5.53%
Fee Waiver and/or Expense Reimbursement(c)	-4.88%	-4.88%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.65%	0.65%

(a)                     The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)                     While Other Expenses for the last fiscal year were the same for Institutional Class and Class K, Other Expenses for Institutional Class are expected to be higher than those of Class K in the future, since Institutional Class is expected to bear sub-accounting expenses.

(c)                     The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Because this cap of 0.65% excludes sub-accounting expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Institutional Class are expected to exceed the cap in the future.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$66	$66
3 Years	$1,214	$1,214
5 Years	$2.350	$2.350
10 Years	$5,138	$5,138

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants.

The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries represented in the MSCI ACWI Index, cash and cash equivalents. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets. The Fund typically invests primarily in issuers with a market capitalization of approximately $1.5 billion or more.

The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook. In selecting portfolio investments, the portfolio managers take into account corporate governance and

Baillie Gifford Funds – Prospectus

stewardship (which involves an environmental, social and governance (“ESG”) analysis) alongside the investment considerations outlined above.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order after the first four risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Socially Responsible Investing Risk – The Fund’s incorporation of environmental, social and/or governance considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their strategy or investment processes. As a result, such Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so.

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and

Baillie Gifford Funds – Prospectus

information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            New and Smaller-Sized Funds Risk – New Funds and smaller-sized Funds will be subject to greater liquidity risk due to their smaller asset bases. A Fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares

Highest Quarterly Return: 5.22% (Q1, 2018)

Lowest Quarterly Return: -18.93% (Q4, 2018)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and

Baillie Gifford Funds – Prospectus

after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	Since Fund Inception (12/14/2017)
Institutional Class Returns Before Taxes	-9.43%	-7.72%
Institutional Class Returns After Taxes on Distributions	-9.69%	-7.98%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	-5.43%	-5.90%
Class K Returns Before Taxes	-9.43%	-7.72%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
MSCI ACWI Index(1)	-8.93%	-7.17%

(1)                The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Matthew Brett	Portfolio Manager	2017
Mike Gush	Portfolio Manager	2017
Iain McCombie	Portfolio Manager	2017
Stephen Paice	Portfolio Manager	2017
Gary Robinson	Portfolio Manager	2017
Zaki Sabir	Portfolio Manager	2017

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell

Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The International Concentrated Growth Fund

Investment Objective

The International Concentrated Growth Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.57%	0.57%
Distribution (12b-1) Fees	None	None
Other Expenses	0.50%	0.59%
Total Annual Fund Operating Expenses	1.07%	1.16%
Fee Waiver and/or Expense Reimbursement(b)	-0.35%	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	0.72%	0.81%

(a)       The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)       The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.72% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.72% for Institutional Class due to sub-accounting expenses of 0.09%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$74	$83
3 Years	$306	$334
5 Years	$556	$605
10 Years	$1,274	$1,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 20-35 growth companies with the potential to outperform the benchmark over the long term. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

Baillie Gifford Funds – Prospectus

The principal risks of investing in this Fund (in alphabetical order after the first five risks) are:

—    Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—    Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—    Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five to ten years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—    Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—    Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or those few issuers, and could be more volatile than the performance of diversified funds.

—    Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—    China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—    Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—    Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—    Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—    Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—    Focused Investment Risk – Because the Fund focuses its investments in a limited number of companies, its investment strategy will result in more risk or greater volatility in returns than if the Fund’s investments were less focused.

—    Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Baillie Gifford Funds – Prospectus

—    IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—    Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—    Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—    Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—    Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—    Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—    New and Smaller-Sized Funds Risk – New Funds and smaller-sized Funds will be subject to greater liquidity risk due to their smaller asset bases. A Fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

—    Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—    Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—    Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—    Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares

Highest Quarterly Return: 6.87% (Q1, 2018)

Lowest Quarterly Return: -19.48% (Q4, 2018)

Baillie Gifford Funds – Prospectus

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	Since Fund Inception (12/14/2017)
Institutional Class Returns Before Taxes	-13.23%	-12.27%
Institutional Class Returns After Taxes on Distributions	-13.23%	-12.27%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	-7.83%	-9.34%
Class K Returns Before Taxes	-12.84%	-11.88%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI (ex U.S.) Index(1)	-13.78%	-11.26%

(1)       The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
James Anderson	Portfolio Manager	2017
Lawrence Burns	Portfolio Manager	2017
Paulina Sliwinska	Portfolio Manager	2017

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell

Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)       If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The International Equity Fund

Investment Objective

The International Equity Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.52%	0.52%
Distribution (12b-1) Fees	None	None
Other Expenses	0.10%	0.20%
Total Annual Fund Operating Expenses	0.62%	0.72%

(a)                The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$63	$74
3 Years	$199	$230
5 Years	$346	$401
10 Years	$774	$894

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI (ex U.S.) Index, which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-110 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in

Baillie Gifford Funds – Prospectus

other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

Baillie Gifford Funds – Prospectus

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 26.32% (Q2, 2009)

Lowest Quarterly Return: -19.42% (Q3, 2011)

(1)                     Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018(1)	1 Year	5 Years	10 Years
Institutional Class Returns Before Taxes	-16.68%	2.32%	8.87%
Institutional Class Returns After Taxes on Distributions	-18.23%	1.36%	8.05%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	-8.48%	1.80%	7.13%
Class K Returns Before Taxes	-16.54%	2.45%	9.02%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI (ex U.S.) Index(2)	-13.78%	1.14%	7.05%

(1)                     Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has

Baillie Gifford Funds – Prospectus

been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)                     The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Donald Farquharson	Portfolio Manager	2014
Angus Franklin	Portfolio Manager	2006
Toby Ross	Portfolio Manager	2018
Andrew Stobart	Portfolio Manager	2008
Jenny Tabberer	Portfolio Manager	2016
Tom Walsh	Portfolio Manager	2018

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                     If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The International Smaller Companies Fund

Investment Objective

The International Smaller Companies Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	11.00%	11.15%
Total Annual Fund Operating Expenses	11.75%	11.90%
Fee Waiver and/or Expense Reimbursement(c)	-10.85%	-10.85%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.90%	1.05%

(a)                     The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)                     Other Expenses for Class K and Institutional Class have been estimated for the current fiscal year assuming Fund assets of $1 million.

(c)                     The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.90% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.90% for Institutional Class due to estimated sub-accounting expenses of 0.15%.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$92	$107
3 Years	$2,376	$2,413

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. The Fund has not yet completed its first full year of operations. During the period from December 19, 2018 to December 31, 2018, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks of smaller companies located in countries of developed and emerging markets.

When selecting companies for initial inclusion in the Fund’s portfolio, the Fund seeks to invest in companies with a market capitalization in the region of $2 billion or lower. The Fund may continue to hold, and may increase its investment in, portfolio companies whose market capitalization subsequently increases. The Fund typically will not seek to increase the percentage of its portfolio invested in any company whose market capitalization is in excess of $5 billion. However, in cases where the market capitalization of a portfolio company has increased above $5 billion, the Fund may continue to purchase additional shares of that company so long as the percentage of the Fund’s portfolio represented by that company will be the same as or lower than it was before the company’s market capitalization increased above $5 billion. The Fund expects over time to have a substantial portion of its portfolio invested in companies with a market capitalization in excess of $2 billion. However, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of smaller companies. The Fund currently defines a “smaller company” as a company with a market capitalization that does not exceed $10 billion.

In addition, under normal circumstances, the Fund will invest primarily in companies located outside the U.S. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may participate in initial public offerings (“IPOs”). In some emerging markets, the Fund may invest in companies that qualify as smaller companies but still are among the largest in that market.

The portfolio managers principally select companies without regard to the Fund’s benchmark, the MSCI ACWI ex-USA Small Cap Index. The portfolio managers focus on company research and the long-term outlook of companies. Ideas can come from a wide variety of sources, including, but not limited to, research

Baillie Gifford Funds – Prospectus

trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 75-175 growth companies with the potential to outperform the benchmark over the long term, however the Fund may hold fewer companies during the period immediately following the commencement of operations. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund expects to be fully exposed to currency fluctuations relative to the U.S. dollar, but the Fund reserves the right to engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance,

Baillie Gifford Funds – Prospectus

portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            New and Smaller-Sized Funds Risk – New Funds and smaller-sized Funds will be subject to greater liquidity risk due to their smaller asset bases. A Fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

Performance

The Fund commenced operations on December 19, 2018 and does not have a full calendar year of performance available. Accordingly, performance data is not included. When performance data becomes available, it will be posted to the following website: http://USmutualfund.bailliegifford.com. Past performance (before and after taxes) is not an indication of future performance. A description of the Fund’s comparative index is provided in the section of the Prospectus entitled “Additional Performance Information”.

Baillie Gifford Funds – Prospectus

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Praveen Kumar	Portfolio Manager	2018
Brian Lum	Portfolio Manager	2018
Milena Mileva	Portfolio Manager	2018
Steve Vaughan	Portfolio Manager	2018

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections entitled “Shares—How to Buy Shares” and “Shares—How to Sell Shares” in the Fund’s full Prospectus. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                     If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and the Fund’s distributor, Baillie Gifford Funds Services LLC, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The Long Term Global Growth Equity Fund

Investment Objective

The Long Term Global Growth Equity Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.62%	0.62%
Distribution (12b-1) Fees	None	None
Other Expenses	0.17%	0.26%
Total Annual Fund Operating Expenses	0.79%	0.88%
Fee Waiver and/or Expense Reimbursement(b)	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.77%	0.86%

(a)                The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)                The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.77% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.77% for Institutional Class due to sub-accounting expenses of 0.09%.

(c)                Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated due to rounding and will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended December 31, 2018 and the Fund’s financial highlights related to that fiscal year included in this Prospectus.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$79	$88
3 Years	$250	$279
5 Years	$437	$486
10 Years	$976	$1,082

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of global equity securities, which include common stock and other equity securities, without reference to benchmark constraints.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $2 billion and may participate in initial public offerings (“IPOs”).

The portfolio managers select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The portfolio managers generally select securities of between 30-60 growth companies. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

Baillie Gifford Funds – Prospectus

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five to ten years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many

Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk

Baillie Gifford Funds – Prospectus

and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the

Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Baillie Gifford Funds – Prospectus

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 16.19% (Q1, 2017)

Lowest Quarterly Return: -16.49% (Q4, 2018)

(1)                Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares, which are not offered under this Prospectus and are currently closed to new investors. The historical Class 2 performance has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018(1)	1 Year	Since Fund Inception (06/10/2014)
Institutional Class Returns Before Taxes	-1.47%	12.78%
Institutional Class Returns After Taxes on Distributions	-3.63%	12.11%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	0.65%	10.14%
Class K Returns Before Taxes	-1.41%	12.90%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index(2)	-8.93%	3.96%

(1)                Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)                The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
James Anderson	Portfolio Manager	2014
John MacDougall	Portfolio Manager	2015
Tom Slater	Portfolio Manager	2014
Mark Urquhart	Portfolio Manager	2014

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The Positive Change Equity Fund

Investment Objective

The Positive Change Equity Fund seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses(b)	2.71%	2.71%
Total Annual Fund Operating Expenses	3.21%	3.21%
Fee Waiver and/or Expense Reimbursement(c)	-2.56%	-2.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.65%	0.65%

(a)                     The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)                     While Other Expenses for the last fiscal year were the same for Institutional Class and Class K, Other Expenses for Institutional Class are expected to be higher than those of Class K in the future, since Institutional Class is expected to bear sub-accounting expenses.

(c)                     The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Because this cap of 0.65% excludes sub-accounting expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Institutional Class are expected to exceed the cap in the future.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$65	$65
3 Years	$748	$748
5 Years	$1,455	$1,455
10 Years	$3,335	$3,335

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed, emerging, and frontier markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI Index, cash and cash equivalents.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 25-50 growth companies with the potential to outperform the benchmark over the long term and which the portfolio managers consider to have core ambitions of delivering a positive change in at least one of the following areas: social inclusion and education, healthcare, the environment, and addressing basic needs and aspirations of the world’s poorest populations. In order to assess positive change in these areas, the Manager will monitor the progress of each issuer using metrics and/or milestones designed by the Manager. With respect to each area, the Manager pursues an active, positive approach; investment decisions are generally not made on the basis of negative “screening” of companies viewed as socially irresponsible.

The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small

Baillie Gifford Funds – Prospectus

number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order after the first five risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five to ten years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or those few issuers, and could be more volatile than the performance of diversified funds.

—            Impact Risk – Under certain circumstances the Fund’s positive change objectives set for each company, as determined by the Manager, may not be achieved. In some circumstances, companies could ultimately have a negative impact. See also “Socially Responsible Investing Risk.”

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Baillie Gifford Funds – Prospectus

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            New and Smaller-Sized Funds Risk – New Funds and smaller-sized Funds will be subject to greater liquidity risk due to their smaller asset bases. A Fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

—            Socially Responsible Investing Risk – The Fund’s incorporation of environmental, social and/or governance considerations in its investment process may cause it to

Baillie Gifford Funds – Prospectus

make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their strategy or investment processes. As a result, such Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. See also “Impact Risk.”

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares

Highest Quarterly Return: 7.96% (Q3, 2018)

Lowest Quarterly Return: -16.32% (Q4, 2018)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	Since Fund Inception (12/14/2017)
Institutional Class Returns Before Taxes	-0.59%	0.96%
Institutional Class Returns After Taxes on Distributions	-0.59%	0.96%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares	-0.35%	0.73%
Class K Returns Before Taxes	-0.59%	0.96%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index(1)	-8.93%	-7.17%

(1)                     The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Julia Angeles	Portfolio Manager	2017
Kate Fox	Portfolio Manager	2017
Kirsty Gibson	Portfolio Manager	2017
Lee Qian	Portfolio Manager	2017
William Sutcliffe	Portfolio Manager	2017

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                     If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

Baillie Gifford Funds – Prospectus

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

The U.S. Equity Growth Fund

Investment Objective

The U.S. Equity Growth Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class K	Institutional Class
None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class K	Institutional Class
Management Fees(a)	0.50%	0.50%
Distribution (12b-1) Fees	None	None
Other Expenses	7.25%	6.19%
Total Annual Fund Operating Expenses	7.75%	6.69%
Fee Waiver and/or Expense Reimbursement(b)	-7.10%	-5.91%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	0.65%	0.78%

(a)                     The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the “Manager”).

(b)                     The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.65% for Institutional Class due to sub-accounting expenses of 0.13%.

(c)                     Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the Fund’s current contractual expense limits and will differ from the ratio of net expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended December 31, 2018 and the Fund’s financial highlights related to that fiscal year included in this Prospectus.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class K	Institutional Class
1 Year	$66	$80
3 Years	$1,640	$1,451
5 Years	$3,128	$2,776
10 Years	$6,504	$5,897

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to a benchmark, generally investing in a portfolio of between 30-50 growth companies. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

Baillie Gifford Funds – Prospectus

The principal risks of investing in this Fund (in alphabetical order after the first five risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—            Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor

Baillie Gifford Funds – Prospectus

sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            New and Smaller-Sized Funds Risk – New Funds and smaller-sized Funds will be subject to greater liquidity risk due to their smaller asset bases. A Fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Institutional Class Shares(1)

Highest Quarterly Return: 14.51% (Q2, 2018)

Lowest Quarterly Return: -21.06% (Q4, 2018)

(1)                     The inception date for The U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of The U.S. Equity Growth Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For the period from January 1, 2017 to May 1, 2017, the performance shown is for Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative indices and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	Since Fund Inception (12/05/2016)
Institutional Class Returns Before Taxes(1)	8.30%	19.86%
Institutional Class Returns After Taxes on Distributions(1)	7.77%	19.51%
Institutional Class Returns After Taxes on Distributions and Sale of Fund Shares(1)	5.26%	15.43%
Class K Returns Before Taxes(2)	8.60%	20.03%
Comparative Index (reflects no deductions for fees, expenses, or taxes)
S&P 500 Index(3)	-4.38%	8.52%
Russell 1000 Growth Index(4)	-1.51%	13.50%

(1)                     Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

(2)                     The inception date for The U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of The U.S. Equity Growth Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For periods prior to May 1, 2017, the performance shown is based on the performance for Class 1 shares.

(3)                     The S&P 500 (“Index”) is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

(4)                     The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell®” is a trade mark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.

Baillie Gifford Funds – Prospectus

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Kirsty Gibson	Portfolio Manager	2016
Gary Robinson	Portfolio Manager	2016
Tom Slater	Portfolio Manager	2016
Helen Xiong	Portfolio Manager	2016

Purchasing and Selling Fund Shares

To purchase or redeem shares of the Fund through an intermediary, please contact your intermediary directly.

Other investors may purchase or redeem shares on any day the New York Stock Exchange is open for trading directly from the Fund’s transfer agent, Bank of New York Mellon, by written request, as further described in the sections below entitled “Shares—How to Buy Shares” and “Shares—How to Sell Shares”. The initial and subsequent investment minimums for the Fund shares are as follows:

Class of Shares	Minimum Initial Investment(1)	Minimum Subsequent Investment(1)
Class K	$10 million	None
Institutional Class	None	None

(1)                     If you hold shares through a financial intermediary, the financial intermediary may impose its own, different, investment minimums.

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason.

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for services the intermediary provides to Fund shareholders. These payments are not primarily intended to result in the sale of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Baillie Gifford Funds – Prospectus

Principal Investment Strategies

The Asia Ex Japan Fund

Investment Objective

The Asia Ex Japan Fund seeks capital appreciation.

Investment Strategies

The Fund will seek to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in Asia (excluding Japan) and including the Indian subcontinent.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies located in countries represented in the MSCI All Country Asia Ex Japan Index. The MSCI All Country Asia Ex Japan Index includes large-cap, mid-cap, and small-cap issuers from a variety of countries including China, Hong Kong, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea, Taiwan, and Thailand. The economies of many of these countries are considered emerging market economies, and some may be considered frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI All Country Asia Ex Japan benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-100 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the security.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The EAFE Fund

Investment Objective

The EAFE Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies that are included in the MSCI EAFE Index or whose principal activities are in Europe, Australasia and/or the Far East. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-60 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The Fund is managed by different portfolio managers than The EAFE Choice Fund and The EAFE Pure Fund, and the resulting portfolio contains different holdings than those Funds, although there may be overlap.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The EAFE Choice Fund

Investment Objective

The EAFE Choice Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. When evaluating an issuer, the Manager considers the following questions: (i) Will the issuer be significantly larger in five years?; (ii) Are the issuer’s managers sensible guardians of the Fund’s capital?; (iii) Why is the expected growth not reflected in the security’s current share price?; and (iv) What would make the Manager sell?

The Fund is managed by different portfolio managers than The EAFE Fund, and the resulting portfolio contains different holdings than The EAFE Fund, though there may be overlap. The Fund is managed by the same portfolio managers as The EAFE Pure Fund and invests in a manner similar to that of The EAFE Pure Fund, except that the Fund includes among its principal investment strategies investment in emerging markets. The resulting portfolio of the Fund contains additional investments in emerging markets securities.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The EAFE Pure Fund

Investment Objective

The EAFE Pure Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in developed markets and exclude emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. When evaluating an issuer, the Manager considers the following questions: (i) Will the issuer be significantly larger in five years?; (ii) Are the issuer’s managers sensible guardians of the Fund’s capital?; (iii) Why is the expected growth not reflected in the security’s current share price?; and (iv) What would make the Manager sell?

The Fund is managed by different portfolio managers than The EAFE Fund, and the resulting portfolio contains different holdings than The EAFE Fund, though there may be overlap. The Fund is managed by the same portfolio managers as The EAFE Choice Fund and invests in a manner similar to that of The EAFE Choice Fund, except that the Fund does not include among its principal investment strategies the investment in emerging markets.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The Emerging Markets Fund

Investment Objective

The Emerging Markets Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of common stocks and other equity securities of issuers located in countries of emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries represented in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. These countries may include frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI Emerging Markets benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-100 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the security.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The Global Alpha Equity Fund

Investment Objective

The Global Alpha Equity Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a global, diversified portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries represented in the MSCI ACWI Index, cash and cash equivalents. The Fund invests in companies whose principal activities are in the U.S., Canada, Latin America, Europe, Australasia, Africa, the Middle East and/or the Far East. The Fund ordinarily invests in securities of issuers located in at least three different countries. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-120 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows over the long term, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

Much like other actively-managed long equity growth strategies maintained by the Manager and represented by other Funds included in this prospectus, the Fund’s portfolio managers focus their selection of individual holdings around seeking to generate “alpha,” or investment returns that are differentiated from the baseline returns of the overall equity markets in which the Fund invests. The inclusion of “alpha” in the Fund’s name does not reflect any greater or lesser correlation with or reference to any benchmark index’s constituents or returns than for other series of the Trust without “alpha” in their names.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The Global Select Equity Fund

Investment Objective

The Global Select Equity Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries represented in the MSCI ACWI Index, cash and cash equivalents.

In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. For purposes of establishing whether a 40% or 30% threshold applies when measuring the test described in the prior sentence, the Manager will determine, in its sole discretion, whether market conditions are favorable and in making such determination may consider any factors it deems relevant, including but not limited to: the relative prospects for growth among U.S. and non-U.S. companies; long- or short-term fluctuations, or expected fluctuations, in currency exchange rates; the relative monetary or fiscal health of the U.S. compared to other countries; the relative market stability, or expected stability, of the U.S. compared to other countries; and the relative weighting of the U.S. and non-U.S. countries on global equity market indices. The Fund may invest in issuers located in emerging markets. The Fund typically invests primarily in issuers with a market capitalization of approximately $1.5 billion or more.

The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well-managed businesses that enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. Portfolio construction decisions are then taken by a single, central team, which consists of the individual portfolio managers, alongside a member of the Manager’s dedicated Governance and Sustainability team. The role of the latter is to ensure that stewardship issues are considered by portfolio managers alongside the investment considerations outlined above.

Corporate governance analysis focuses on a number of different aspects relating to the control, oversight and management of a company. Despite extensive regulation and the creation of a number of national-level corporate governance codes, companies still have broad discretion over how they choose to be incorporated, governed and operated. As long-term investors we pay close attention to these variables, taking particular interest in the following areas of a company’s business:

—    the capital structure, articles of incorporation, and the country or countries of incorporation and listing;- the treatment and protection of minority shareholders;

—    the alignment of interests between management, strategic shareholders and other investors;

—    the composition and effectiveness of the Board of Directors, the quality and performance of management, and the remuneration of key employees;

—    the corporate culture and approach to sustainable business, and the management of relationships with customers, employees, suppliers, regulators and the wider community.

Our ongoing assessment of corporate governance issues will determine how we choose to vote at company shareholder meetings and how we engage with management. This combination of ongoing company monitoring and research, and `active ownership’ through voting and engagement, is how we define stewardship.

In incorporating stewardship in its investment process, the portfolio management team generally performs an environmental, social and governance (“ESG”) analysis on stocks considered for purchase by the Fund. This analysis is based on bespoke research conducted by analysts from members of the Manager’s dedicated Governance and Sustainability team using a range of different information sources including corporate reports, monitoring services and specialist ESG data providers. This analysis is reviewed by portfolio managers as part of the discussion of the broader investment case for each current and potential portfolio holding. The portfolio managers will also seek to identify a subset of Fund holdings where the Manager may have the ability to influence company management with respect to stewardship or ESG issues. The Manager may attempt to proactively engage management of these companies on the issues identified.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

Baillie Gifford Funds – Prospectus

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The International Concentrated Growth Fund

Investment Objective

The International Concentrated Growth Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 20-35 growth companies with the potential to outperform the benchmark over the long term. However, depending on market conditions, the number of holdings may be fewer than 20 or greater than 35 if the portfolio managers determine that a smaller or larger number of holdings is in the best interest of the Fund. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above-average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer. Portfolio construction decisions are then taken by the portfolio managers, acting as a single, central team.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The International Equity Fund

Investment Objective

The International Equity Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI (ex U.S.) Index, which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-110 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The International Smaller Companies Fund

Investment Objective

The International Smaller Companies Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks of smaller companies located in countries of developed and emerging markets.

When selecting companies for initial inclusion in the Fund’s portfolio, the Fund seeks to invest in companies with a market capitalization in the region of $2 billion or lower. The Fund may continue to hold, and may increase its investment in, portfolio companies whose market capitalization subsequently increases. The Fund typically will not seek to increase the percentage of its portfolio invested in any company whose market capitalization is in excess of $5 billion. However, in cases where the market capitalization of a portfolio company has increased above $5 billion, the Fund may continue to purchase additional shares of that company so long as the percentage of the Fund’s portfolio represented by that company will be the same as or lower than it was before the company’s market capitalization increased above $5 billion. The Fund expects over time to have a substantial portion of its portfolio invested in companies with a market capitalization in excess of $2 billion. However, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of smaller companies. The Fund currently defines a “smaller company” as a company with a market capitalization that does not exceed $10 billion.

In addition, under normal circumstances, the Fund will invest primarily in companies located outside the U.S. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may participate in initial public offerings (“IPOs”). In some emerging markets, the Fund may invest in companies that qualify as smaller companies but still are among the largest in that market. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case, as appropriate to make other investments or meet redemptions, or when the issuing company’s market capitalization has increased so substantially that the portfolio managers no longer consider it appropriate for the Fund’s portfolio.

The portfolio managers principally select companies without regard to the Fund’s benchmark, the MSCI ACWI ex-USA Small Cap Index. The portfolio managers focus on company research and the long-term outlook of companies. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 75-175 growth companies with the potential to outperform the benchmark over the long term, however the Fund may hold fewer companies during the period immediately following the commencement of operations. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund expects to be fully exposed to currency fluctuations relative to the U.S. dollar, but the Fund reserves the right to engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The Long Term Global Growth Equity Fund

Investment Objective

The Long Term Global Growth Equity Fund seeks to provide long-term capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of global equity securities, which include common stock and other equity securities, without reference to benchmark constraints.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries.

In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. For purposes of establishing whether a 40% or 30% threshold applies when measuring the test described in the prior sentence, the Manager will determine, in its sole discretion, whether market conditions are favorable and in making such determination may consider any factors it deems relevant, including but not limited to: the relative prospects for growth among U.S. and non-U.S. companies; long- or short-term fluctuations, or expected fluctuations, in currency exchange rates; the relative monetary or fiscal health of the U.S. compared to other countries; the relative market stability, or expected stability, of the U.S. compared to other countries; and the relative weighting of the U.S. and non-U.S. countries on global equity market indices. The Fund may invest in issuers located in emerging markets.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $2 billion and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The portfolio managers generally select securities of between 30-60 growth companies. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s disciplined investment framework focuses on: (i) the issuer’s opportunities within its industry, (ii) the issuer’s competitive advantages, (iii) the financial strength of the issuer, (iv) how the issuer’s management deploys capital, and (v) the market valuation of the issuer.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The Positive Change Equity Fund

Investment Objective

The Positive Change Equity Fund seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.

Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed, emerging, and frontier markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI Index, cash and cash equivalents.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund. The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 25-50 growth companies which the portfolio managers consider to have core ambitions of delivering a positive change and with the potential to outperform the benchmark over the long term. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long- term investment outlook.

The portfolio managers consider the investment case and the potential for positive change in tandem. On the investment side of the process, the portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on the growth potential of a company and its competitive advantages.

In seeking to invest in businesses that deliver positive social impact, the portfolio managers and Governance & Sustainability Analysts who form the Positive Change Portfolio Construction

Group focus on the ability of a company to deliver positive change in at least one of the following four areas:

—     Social Inclusion and Education. Companies that (i) contribute to a more inclusive society through business practices, products or services, or (ii) are improving the quality or accessibility of education.

—     Healthcare. Companies that are actively improving quality of life in developed and developing countries.

—     Environment. Companies committed to improving resource efficiency and reducing the environmental impact of society’s economic activities.

—     Base of the Pyramid. Companies that are addressing the basic and aspirational needs of the world’s poorest populations.

In order to assess positive change in these areas, the Manager will monitor the progress of each issuer using metrics and/or milestones designed by the Manager. With respect to each area, the Manager pursues an active, positive approach; investment decisions are generally not made on the basis of negative “screening” of companies viewed as socially irresponsible.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or in the issuer’s potential for delivering positive change, or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

The U.S. Equity Growth Fund

Investment Objective

The U.S. Equity Growth Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to a benchmark, generally investing in a portfolio of between 30-50 growth companies. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers aim to deliver outstanding investment performance by identifying the exceptional growth businesses in the U.S. and owning them for long enough that the advantages of their business models and strength of their cultures become the dominant drivers of their stock prices. This long-term time horizon allows the investors to harness the asymmetry that is inherent in equity markets to capture the disproportionate impact of successful investments in equities.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

Baillie Gifford Funds – Prospectus

Additional Investment Strategies

In addition to the principal investment strategies discussed above, the Funds may engage in the following non-principal investment strategies.

Active and Frequent Trading

The Funds generally will not engage in active and frequent trading of portfolio securities as part of their ordinary-course efforts to achieve their principal investment strategies. However, unusual market conditions may trigger increased trading and/or portfolio turnover for a Fund to the extent the relevant investment team deems such actions necessary or appropriate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs affect the Fund’s performance.

Capitalization Criteria and Investment Limitations

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

References to assets in the percentage limitations on the Funds’ investments refer to total assets, unless otherwise indicated.

Unless otherwise stated, where a Fund is described as investing in a particular type of security or other instrument, the Fund may make such investments directly or indirectly. Indirect exposure may be achieved through a combination of multiple instruments or through a combination of one or more investment instruments and cash or cash equivalents. Indirect investments may include depositary receipts, derivatives (based on either notional or mark-to-market value depending on the instrument and circumstances), placement warrants or other structured products.

Cash Balances

Although each Fund will aim to remain fully invested in equities, each Fund may hold uninvested cash balances at the Fund’s custodian or invest in cash equivalent securities, such as money market funds, in order to facilitate daily portfolio operations.

CPO Exemption

The Manager is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (the “NFA”). However, the Manager has filed with the NFA a notice with respect to the Funds claiming an exclusion from the definition of the term CPO under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder. As a result, the Manager, as adviser to the Funds, is not currently subject to regulation as a CPO with respect to the Funds. However, if in the future a Fund no longer meets the marketing or de minimis trading qualifications for this exclusion, the Manager, with respect to such Fund, would withdraw its notice claiming exclusion from the definition of a CPO, and the Manager, as adviser to such Fund, would be subject to registration and regulation as a CPO with respect to such Fund.

Currency Hedging

The Funds may use various investment products to hedge the risks to the Funds from exposure to local currency movements. These products include currency forward contracts and options thereon, and options and “spot” transactions directly in foreign currencies.

New financial products and risk management techniques continue to be developed and the Funds may use these new investments and techniques to the extent they are consistent with the Funds’ investment objectives and strategies.

Emerging Markets

Certain Funds may invest in issuers located in emerging markets. The Funds consider emerging markets countries to be comprised of those that are not categorized by MSCI as developed markets, excluding frontier markets.

Frontier Markets

Certain Funds may invest in issuers located in frontier markets. The Funds consider frontier markets countries to be comprised of those that the Manager considers to be more developed than the least developed countries but less developed than emerging market countries. Frontier markets include, among others, Croatia, Estonia, Lithuania, Kazakhstan, Romania, Serbia, Slovenia, Kenya, Mauritius, Morocco, Nigeria, Tunisia, Bahrain, Jordan, Kuwait, Lebanon, Oman, Bangladesh, Sri Lanka and Vietnam.

Growth Companies

Each Fund seeks to invest in growth companies. When assessing whether a company is “growth,” a Fund considers a range of factors, including, but not limited to, the ability of the company to grow earnings faster than the market expects.

Illiquid Securities

A Fund may not purchase or otherwise acquire any illiquid securities if, immediately after the acquisition, the value of illiquid securities held by the Fund would exceed 15% of the Fund’s net assets. The term “illiquid securities” for this purpose means securities that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.

Illiquid Securities may include those securities whose disposition is restricted by securities laws, such as Rule 144A or private placement securities.

If any Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings no longer exceed this 15% limit, report the occurrence in compliance with relevant requirements under the Investment Company Act of 1940, as amended (the “1940 Act”) and, depending on circumstances, may take additional steps to reduce its holdings of illiquid securities.

Industry Classification of Issuers

The Manager shall make reasonable determinations as to the appropriate issuer industry classification, or sector classification of security issuers. As part of this determination, the Manager

Baillie Gifford Funds – Prospectus

may take into account internal analysis or third party information such as categories, data or methodologies from Bloomberg Industry Classification Systems (BICS), Global Industry Classification Standard (GICS) codes, Standard Industry Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICV system) or any other reasonable industry classification system (including systems developed by the Manager). The Manager may use information differently for different industries, sectors or Funds. The Manager’s determinations may differ from the determinations of other investment professionals, or other third parties. Even where the Manager generally relies on a particular classification system, it may depart from that system in specific cases at its discretion.

Investment Companies

Each Fund may invest in other investment companies, including exchange-traded funds (“ETFs”). Each Fund may invest up to 10% of its total assets through investment companies or other collective investment vehicles, designed to permit investments in a portfolio of securities listed in a particular developing country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. As a shareholder of these kinds of investment vehicles, a Fund may indirectly bear fees which are in addition to the fees the Fund pays its own service providers. To the extent permitted by law, the Funds may invest in collective investment vehicles that are sponsored by, and advised by, the Manager or an affiliate of the Manager (an “Affiliated Vehicle”). Any fee payable to the Manager or an affiliate thereof by any Affiliated Vehicle in respect of an investment by a Fund in such Affiliated Vehicle shall be reimbursed to the Fund by the Manager. Therefore, a Fund will only bear that portion of Affiliated Vehicle expenses payable to persons or entities other than the Manager or its affiliates, and will not be responsible for fees collected by the Manager at both the Fund level and the Affiliated Vehicle level.

Location of Issuers

A number of the Funds’ policies are determined by reference to whether an issuer is “located in” a particular country or group of countries, whether its “principal activities” are in certain regions, or whether the issuer is located outside the U.S. more generally.

In determining where an issuer is located for these purposes, or where an issuer’s principal activities are, the Manager will consider a number of factors, including but not limited to:

—  the markets in which the issuer’s securities are principally traded;

—  where the issuer’s headquarters, principal offices or operations are located;

—  where the issuer is organized;

—  the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country;

—  the Manager’s own internal analysis; and

—  information provided by third party data analytics service providers.

No single factor will necessarily be determinative nor must all be present for the Manager to determine where an issuer is located. The Manager may weight these factors differently with respect to different geographic policies, different countries or different Funds.

By way of example, the Manager may consider a company that is organized in the U.S., with its principal place of business in the U.S. and whose securities are traded principally on a U.S. exchange to be located outside the U.S., or to have its principal activities outside the U.S., if, for instance, more than 50% of the company’s revenues are derived from activity outside the U.S. This may be true even if the Manager does not determine that the company is located in a specific non-U.S. country.

The categorization for compliance testing purposes may differ from how different portfolio managers, investment professionals, or third parties assign the location of individual issuers.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Statement of Additional Information (the “SAI”).

Further Information

Further information about the Funds’ investment strategies and investment instruments is available in the SAI.

Baillie Gifford Funds – Prospectus

Principal Investment Risks

The value of your shares in a Fund will change with the value of the Fund’s investments. Many factors can affect that value. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.”

The principal risks most relevant to each Fund are summarized in the “Fund Summaries.” The risks described below expand on, and add to, the discussion in the “Fund Summaries.” The chart below identifies which risks apply to each Fund, which may include additional risks to those described in the “Fund Summaries.” Each Fund may be subject to additional risks other than those identified below, because the types of investments made by each Fund can change over time. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Risk	The Asia Ex Japan Fund	The EAFE Fund	The EAFE Choice Fund	The EAFE Pure Fund	The Emerging Markets Fund	The Global Alpha Equity Fund	The Global Select Equity Fund	The International Concentrated Growth Fund	The International Equity Fund	The International Smaller Companies Fund	The Long Term Global Growth Equity Fund	The Positive Change Equity Fund	The U.S. Equity Growth Fund
Asia Risk	•	•	•	•	•	•	•	•	•	•	•	•
China Risk	•	•	•		•	•		•	•	•	•	•
Conflicts of Interest Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Currency and Currency Hedging Risk	•	•	•	•	•	•	•	•	•	•	•	•
Emerging Markets Risk	•	•	•		•	•	•	•	•	•	•	•
Equity Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Frontier Markets Risk	•				•							•
Geographic Focus Risk	•	•	•	•	•			•	•	•			•
Growth Stock Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Impact Risk												•
Information Technology Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Investment Style Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
IPO Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Japan Risk		•	•	•		•	•	•	•	•	•	•
Large-Capitalization Securities Risk	•	•	•	•	•	•	•	•	•		•	•	•
Liquidity Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Long-Term Investment Strategy Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
New and Smaller-Sized Funds Risk	•						•	•		•		•	•
Non-Diversification Risk								•			•	•	•

Baillie Gifford Funds – Prospectus

Risk	The Asia Ex Japan Fund	The EAFE Fund	The EAFE Choice Fund	The EAFE Pure Fund	The Emerging Markets Fund	The Global Alpha Equity Fund	The Global Select Equity Fund	The International Concentrated Growth Fund	The International Equity Fund	The International Smaller Companies Fund	The Long Term Global Growth Equity Fund	The Positive Change Equity Fund	The U.S. Equity Growth Fund
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•
Service Provider Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Settlement Risk	•	•	•	•	•	•	•	•	•	•	•	•
Small-and Medium-Capitalization Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•	•
Socially Responsible Investing Risk							•					•

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Securities and techniques appearing in bold below but not otherwise defined below, are described in greater detail in the SAI, under the heading “Fund Investments—Investment Glossary.”

Asia Risk

The economies of countries in Asia are in all stages of economic development. Many Asian economies are considered emerging market economies. They are often characterized by undeveloped financial service sectors, high inflation, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. Economies of Asian countries may also be heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Many Asian economies may also be intertwined, so they may experience recessions at the same time or respond similarly to adverse events.

Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

Companies in Asia may be subject to risks such as nationalization or other forms of government interference, and they can also be heavily reliant on only a few industries or commodities. Also, securities of some companies in Asia can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Investing in issuers located in Asia also exposes the Fund to additional risks, as further described in this section under “China Risk”, “Emerging Markets Risk”, “Non-U.S. Investment Risk”, and “Market Disruption and Geopolitical Risk” and in the SAI under “Special Risks of Investing in Asian Securities” and “Special Risk Considerations of Investing in China.”

China Risk

Special Risk Considerations of Investing in China

Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Stock Connect Investing Risk

The Fund may invest in A Shares listed and traded on the Shanghai Stock Exchange or Shenzhen Stock Exchange through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases across the whole stock connect system and transfer restrictions. Such investments are also subject to heightened tax and settlement risk and the risk of price fluctuations of A Shares during times when the Stock Connect program is not trading. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.

Chinese Currency and Repatriation Risk

The Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in renminbi (RMB), places significant restrictions on the remittance of foreign currencies, and strictly regulates currency exchange from RMB. There is no assurance that there will always be sufficient amounts of RMB for the Fund to remain fully invested. Any restrictions on repatriation of the Fund’s portfolio investments may have an adverse effect on the Fund’s ability to meet redemption requests.

China A Shares Tax Risk

Investments in A Shares could result in unexpected tax liabilities for the Fund. The application of withholding taxes on capital gains, dividends and interest and China’s value added tax is uncertain. Any restrictions on repatriation could limit the Fund’s ability to satisfy the distribution requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”), and the Fund may be required to sell other investments (including when it is not advantageous to do so) to meet such distribution requirements. If the Fund were unable to meet such distribution requirements, the Fund would be subject to U.S. federal income tax at the Fund level.

Investing in issuers located in China also exposes the Fund to additional risks, as further described in this section and under “Asia Risk”, “Emerging Markets Risk”, “Non-U.S. Investment Risk”, and “Market Disruption and Geopolitical Risk” and in the SAI under “Special Risks of Investing in Asian Securities” and “Special Risks of Investing in China.”

Conflicts of Interest Risk

The following does not purport to be a comprehensive list or complete explanation of all potential conflicts of interest which may affect a Fund. Any Fund may encounter circumstances, or enter into transactions, in which conflicts of interest may arise, which are not listed or discussed below.

Conflicts Relating to the Funds’ Mixed Shareholder Base

Due to the market positioning of the Manager, each Fund expects that a significant portion of its shares will be held by institutional investors such as private defined benefit retirement plans, city and state retirement systems, endowments, foundations, and other pooled investment vehicles, including other mutual funds. These institutional investors will often have broader shareholder

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servicing relationships with the Manager and its affiliates than other Fund shareholders and will likely receive information or reporting regarding their accounts that is different from the regular reporting the Fund makes to shareholders as a whole. In some cases, these institutional investors will have separate contractual arrangements with the Manager relating to their investment in the Fund. The Manager and the Fund each maintains a code of ethics as well as various procedures and guidelines designed to promote equal treatment and fairness among Fund shareholders and to prevent the inappropriate flow of material, non-public information. Nevertheless, the Manager’s relationships with the Fund’s institutional investor base gives rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund.

Furthermore, one or more of the Manager’s clients may invest in the Fund and, therefore, the Manager at times may have discretion to cause a significant portion of the Fund’s investor base to redeem its investments in the Fund. Such redemptions may be made to make changes to or rebalance client allocations, including to the Fund, and may impact the Fund’s performance. In addition, when a significant portion of the Fund’s assets are held by other clients of the Manager, redemptions from the Fund may be more correlated with one another, which could have a negative impact on the Fund’s liquidity.

Conflicts Relating to Side-by-Side Management of the Funds and Other Accounts

The Manager serves as investment adviser to various clients other than the Funds, including institutional separate accounts and other U.S. and non-U.S. pooled investment vehicles. Some of these clients may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by a Fund. This “side-by-side” management gives rise to various potential or actual conflicts of interest. For example, one client may be seeking to invest in (or divest from) the same securities at the same time as a Fund. While the Manager maintains procedures for the fair allocation of trades among its clients, it may have an incentive to favor some clients over others, particularly where the Manager is acting for a client account whose management fee depends on the performance of the account. No Fund currently pays a performance fee of any kind, while other accounts managed by the Manager do pay performance fees.

In addition, different client types typically have different client service relationships with the Manager. For example, an institutional separate account client whose account pursues the same investment strategy as a Fund may receive different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook than shareholders in the Fund. This informational advantage could provide an opportunity for a client to take actions that may have a detrimental impact on the Fund and its shareholders. For example, earlier reporting of negative news may cause a client to withdraw its investment with the Manager, causing a sale of portfolio securities that further depresses market prices for those securities and negatively impacts the net asset value of the Fund, in the event it is managed in parallel with that client’s account. The Manager maintains various internal guidelines, procedures and processes to mitigate the conflicts of interest that arise from these diverse client relationships. Included among these are trade allocation policies designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities. While these guidelines, procedures and processes are designed to ensure that all the Manager’s clients are treated fairly, there is no guarantee that they will be effective in all cases.

See “Risks—Large Shareholder Risk” in the SAI.

Currency and Currency Hedging Risk

If a Fund trades in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a long position in a non-U.S. currency, and that currency declines in value relative to the U.S. dollar, the return to the Fund will be reduced. If a Fund invests in derivatives instruments tied to a foreign currency, the return to that Fund may be reduced as a result of fluctuations in the exchange rates of the foreign currency. The Funds may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies directly.

Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss from fluctuations in the value of the foreign currency concerned.

The values of non-U.S. currencies may fluctuate relative to the U.S. dollar in response to, among other factors, changes in supply and demand in the currency exchange markets, trade balances, actual or perceived interest rate changes, long-term opportunities for investment and capital appreciation, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. For further information, please see “Market Disruption and Geopolitical Risk” below.

If a Fund trades in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a position in a non-U.S. currency, and that currency becomes illiquid, the Fund may not be able to convert that non-U.S. currency into U.S. dollars. As a result, the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. This will add to the cost of trading. For further information, please see “Liquidity Risk” below.

Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

There can be no assurance that a Fund’s currency hedging transactions will be effective. The Funds will bear the costs associated with any such hedging transaction, regardless of any gain or loss experienced on the hedging transaction.

In the same way, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

The effectiveness of a Fund’s currency hedging strategy will generally be affected by the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the

Baillie Gifford Funds – Prospectus

effectiveness of a Fund’s currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of a Fund’s currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may further impact the effectiveness of a Fund’s currency hedging strategy. The effectiveness of the hedging strategy will also be subject to the risk the currency that the Fund wishes to protect with a hedging transaction does not correlate perfectly with the investment being hedged.

Changes in currency exchange rates may affect Fund returns even when a currency hedging strategy works as intended.

The Funds’ ability to use hedging products may also be limited by market conditions, product availability, regulatory limits and tax considerations. Moreover, it may not be possible for a Fund to hedge against a devaluation.

Emerging Markets Risk

Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets.

Emerging market economies may experience greater volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability than more established markets. Emerging markets economies may also have less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment policy when compared with typical developed markets. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses. Similarly, the reliability of trading and settlement systems in some emerging markets may not be equal to that available in more developed markets, which may result in problems realizing investments. See “Non-U.S. Investment Risk” below.

In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. They may also be reliant on a few industries, international trade or revenue from particular commodities.

Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet such Fund’s obligations. For example, restrictive investment quotas controls and other dealing limitations may apply.

For these and other reasons, investments in emerging markets are often considered speculative. To the extent any Fund invests in emerging markets, it will be subject to all of the general risks described in this Prospectus as well as special risks (some of which are described in the SAI) that may affect the region where such Fund invests. See also “Frontier Markets Risk” below.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Different types of equity securities provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. The Funds may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts as described under “Depositary Receipts” below.

Equity securities may experience significant price volatility, and the market prices of equity securities can decline in a rapid or unpredictable manner.

The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions or actions taken by its management or employees, which could include fraud or a criminal act, or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.

The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market prices of equity securities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equity securities trading at lower multiples.

The Funds may invest in the equity securities of issuers with smaller to medium-sized market capitalizations. See “Small- and Medium-Capitalization Securities Risk” below.

Depositary Receipts

The Funds may invest in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or

Baillie Gifford Funds – Prospectus

private markets in other countries. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers, including political, regulatory, and economic risks. Investments in depositary receipts may similarly be less liquid and more volatile than the underlying securities in their primary trading market.

The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Investing in these instruments exposes a Fund to credit and counterparty risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may also have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, synthetic convertible securities and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk.

Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible. Convertible securities may also be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings.

Preferred Securities

Preferred stocks (or “preferred securities”) represent equity interests in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred securities may pay fixed or adjustable rates of return and are subject to issuer-specific risks.

Dividends for preferred securities are typically paid after payments to debt and bond holders. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally under no obligation to pay dividends. A preferred security may therefore lose substantial value if the board of directors of the issuer decides not to pay dividends. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates. If a Fund owns a preferred stock that is deferring its distribution, it may also be required to recognize income for tax purposes despite the fact that it is not receiving current distributions with respect to this position.

Preferred security holders commonly have no or limited voting rights with respect to the issuing company, which will limit the ability of the Fund to influence the issuer.

Many preferred securities allow holders to convert the preferred securities into common stock of the issuer. Consequently, their market price can be sensitive to changes in the value of the issuer’s common stock. Declining common stock values may also cause the value of the Fund’s investments to decline.

Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in the Fund’s yield.

Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Focused Investment Risk

Funds whose investments are focused in related, or a limited number of, countries, regions, sectors, companies or industries (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another, are subject to greater overall risk than funds whose investments are more diversified.

A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers. In such cases, a decline in the market price of a

Baillie Gifford Funds – Prospectus

particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent that a Fund focuses its investments in securities denominated in a particular foreign currency or in investments tied economically to (or related to) a narrowly defined geographic area, it will be subject to increased risks, when compared with more diversified funds. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region. Similarly, a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country may be sensitive to the same events, such as weather or natural disasters, or events affecting other companies in that region or country because of common characteristics, risk exposures and regulatory burdens. Issuers in the same area may also react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk,” below.

A Fund that focuses its investments in a certain type of issuer will be particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Furthermore, certain issuers, industries and regions may be adversely affected by the impacts of climate change on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Frontier Markets Risk

Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Some of these markets may have unstable governments, economies based on only a few industries and securities markets that trade only a limited number of securities. Many frontier markets do not have well-developed regulatory systems and disclosure standards may be less stringent than those of more developed markets. The risks of expropriation, nationalization, and social, political, and economic instability are greater in frontier markets than in more developed markets. These risks, which are characteristic of many emerging markets generally, may be especially heightened in frontier markets, due to political, economic, financial, or other factors.

Geographic Focus Risk

A Fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a Fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds substantial investments in growth stocks, the Fund may underperform other investment funds that invest more broadly or that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.

Impact Risk

The Fund may not achieve its investment objective of supporting companies that deliver positive change and could invest in companies that ultimately have a negative social and environmental impact. A company’s ability to affect positive change or the Manager’s assessment of a company’s positive social and environmental impact may change over time, which could cause the Fund to temporarily hold securities that are not consistent with the Fund’s responsible investment principles. In evaluating a company, the Manager is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Manager to incorrectly assess a company’s social or environmental performance. Successful implementation of the Fund’s responsible investment strategy will depend on the Manager’s skill in appropriately identifying and analyzing material social, environmental and governance factors, and these factors may be evaluated differently by different managers, and may mean different things to different people. See also “Socially Responsible Investing Risk.”

Information Technology Risk

The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders, despite the efforts of the Funds and their service providers to adopt technologies, processes, and practices intended to mitigate these risks.

Unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Funds, the Funds’ service providers, counterparties, or other market participants or data within those systems (each, a “cyber-attack”). Successful cyber-attacks against, or security breakdowns of, a Fund, the Manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Funds or their shareholders. In general, cyber-attacks are deliberate, but unintentional events

Baillie Gifford Funds – Prospectus

may have similar effects. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.

Cyber-attacks, and other technical issues may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. They may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete.

Market events may also occur at a pace that overloads current information technology and communication systems and processes of the Funds, the Funds’ service providers, or other market participants, affecting their ability to conduct the Funds’ operations.

Similar types of information technology risks are present for issuers of securities or other instruments in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investments to lose value.

The Funds and their service providers have established business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures. However, there are inherent limitations in such plans and processes, including that they do not apply to third parties, the possibility that risks may not have been identified or new risks may emerge in the future. The Funds also cannot directly control any information security plans and systems put in place by their service providers, Funds counterparties, issuers in which the Funds invest, or securities markets and exchanges. In addition, such third-parties may have limited indemnification obligations to the Manager or the Funds.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, each Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

IPO Risk

Each Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to such Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Japan Risk

Investing in Japan may involve greater geopolitical, economic, and environmental risk than investing in the United States or other developed economies. For example, despite Japan’s recent economic growth and emerging economic relationships with neighboring Southeast Asian countries, the growth of the Japanese economy has been behind that of other major developed economies. Part of the reason for this is that Japan, like many Asian countries, is still heavily dependent upon international trade, such as oil imports, and thus susceptible to the adverse effects of trade barriers, exchange controls, and other measures imposed or negotiated by the countries with which they trade. One trading partner in particular is China, whose political relationship with Japan has, at times, been stressed. Such rising political tensions could adversely affect the Japanese economy and destabilize the region.

The value of Japan’s currency, the yen, has been susceptible to fluctuations. Increases in its value may cause a decline in exports that could weaken the Japanese economy. Japan has in the past, countered drastic shifts in its currency by intervening in the currency markets in an attempt to maintain or reduce the value of the yen. This intervention in the currency markets could cause the value of the yen to swing sharply and unpredictably and could cause losses to investors.

Japan has an aging population and a significant population decline, which has resulted in a shrinking workforce. Its labor market appears to be undergoing fundamental structural changes, as it has shifted from a labor market familiar with lifetime employment to a market adjusted to meet the need for increased labor mobility. This change in the labor market may adversely affect Japan’s economic competitiveness. Furthermore, natural disasters, such as earthquakes, volcanoes, typhoons, and tsunamis have and may continue to pose negative effects on the Japanese economy.

Large-Capitalization Securities Risk

Securities issued by large-capitalization companies may present risks not present in smaller companies. For example, larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by smaller companies, especially during strong economic periods. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Baillie Gifford Funds – Prospectus

Liquidity Risk

Liquidity risk is the risk that a Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market.

The Funds are all subject to the risk that low trading volume, lack of a market maker, large positions in securities of particular issuers, or legal restrictions (including daily price fluctuation limits or ‘circuit breakers’) could make any investment illiquid. The market for certain investments may also become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

For example, securities issued by the U.S. Treasury have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008.

An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. In addition, it may be difficult for a Fund to value illiquid securities accurately. Securities of issuers in emerging markets may be particularly susceptible to this risk. See “Emerging Markets Risk” above.

Illiquid securities may also trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquid securities are more susceptible than other securities to price declines when market prices decline generally.

Furthermore, disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. For example, a Fund may hold restricted securities and there can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

If a Fund holds illiquid securities it may be forced to sell other securities or instruments that are more liquid, but at an unfavorable price, time and conditions, in order to meet redemption requests. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of a Fund. In some cases, due to unanticipated levels of illiquidity a Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Mutual funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its liquidity risk. Under its program, a Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operation and it may not reduce the liquidity risk inherent in a Fund’s investments.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and a Fund may not perform as expected in the long term. The market price of the Funds’ investments may fluctuate daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Short-term price fluctuations may be especially pronounced in less developed markets or in companies with lower market capitalizations in which the Funds may invest.

Investments in certain industries or markets may be subject to wider variations in performance as a result of special risks common to such markets or industries. For example, information technology companies may have limited product lines, markets or financial resources and may be affected by worldwide technological developments and their products and services may quickly become outdated. Similarly, emerging market economies may experience lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability than more developed markets, which may result in greater volatility and significant short-term price fluctuations.

An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of a Fund’s portfolio.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds’ exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. War, terrorism, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor

Baillie Gifford Funds – Prospectus

sentiment, and other factors affecting the value of the Funds’ investments.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the Funds.

Market disruptions, including sudden government interventions (e.g., currency controls), can also prevent the Funds from implementing their investment strategies efficiently and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying securities, reference rates, or indices, or to offer them on a more limited basis.

While the U.S. government has honored its credit obligations continuously for more than 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. can result in the shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Uncertainties regarding the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets would likely be significantly disrupted and the Manager’s business may be adversely affected. In June 2016, the United Kingdom held a referendum in which voters approved an exit from the European Union, commonly referred to as “Brexit.” In March 2017, Prime Minister Theresa May provided formal notification of the United Kingdom’s intention to withdraw from the European Union pursuant to Article 50 of the Treaty of Lisbon to the European Council. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom’s exit from the European Union. This two-year period has now been extended to October 31, 2019 and the United Kingdom is working towards leaving the European Union at a yet to be determined date between now and October 31, 2019. There is a significant degree of uncertainty about the potential consequences and precise timeframe for Brexit. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European Union economies, as well as the broader global economy for some time. It is also possible that the United Kingdom could initiate another referendum on the issue of Brexit, or that various countries within the United Kingdom, such as Scotland, could seek to separate from the United Kingdom and remain a part of the European Union. The consequences of the United Kingdom’s or another country’s exit from the European Union and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

Market Risk

Market risk is the risk of unfavorable market-induced changes in the value of securities owned by a Fund.

Market prices of investments held by the Funds are volatile and will go up or down, sometimes rapidly or unpredictably. The prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest or currency rates, changes in actual or perceived creditworthiness of issuers, adverse investor sentiment generally, market liquidity, real or perceived adverse market conditions and the risks inherent in investment in securities markets.

The total return of a Fund may consequently fluctuate within a wide range, so you could lose money over short or even long periods. Even if economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which a Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.

In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, continued economic recovery, the U.S. Federal Reserve’s conclusion of its quantitative easing program, and recent increases in interest rates increase the likelihood that interest rates will continue to rise in the near future. To the extent the U.S. Federal Reserve continues to raise interest rates, there is a risk that rates across the financial system may rise, which could make fixed income investments more attractive and decrease demand for equity securities. Rising interest rates could have an adverse effect on the performance of the Funds.

New and Smaller-Sized Funds Risk

New Funds and smaller-sized Funds (including Funds that are thinly capitalized or that have lost significant assets through market declines or redemptions) will be subject to greater liquidity risk due to their smaller asset bases. A large shareholder redemption from a small Fund could require the Fund to sell securities at disadvantageous times or prices or to delay payment of redemption proceeds to a redeeming shareholder. In addition, in order to mitigate liquidity risk, new or smaller-sized Funds may be more likely to borrow under a credit facility (which would increase fund expenses) or hold a proportionally higher percentage of their assets in cash to meet shareholder redemptions (which could hamper performance).

A Fund that has been recently formed will have limited or no performance history for investors to evaluate. There can be no assurance that a new Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, a Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund

Baillie Gifford Funds – Prospectus

expenses than would be experienced by shareholders of a Fund with a larger asset base.

Non-Diversification Risk

Certain Funds are classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of such Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

Non-U.S. Investment Risk

Investing in non-U.S. securities (i.e., those which are not primarily traded on a United States securities exchange) involves additional and more varied risks than those typically resulting from investing in U.S. markets. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries.

The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. For example, the securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries. There may be a greater risk of political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters, causing the Fund’s investments in that country to experience gains or losses. The securities of some non-U.S. entities could also become subject to sanctions or embargoes that adversely affect the Fund’s investment.

Issuers of non-U.S. securities are subject to different, and often less comprehensive, accounting, reporting, custody, auditing and disclosure requirements than domestic issuers. There may be less information publicly available about a non-U.S. entity than about a U.S. entity. Moreover, in certain non-U.S. countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. It may be difficult to obtain and enforce judgments against non-U.S. entities. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets. Prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) could similarly expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers.

Non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar. Consequently, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. See “Currency and Currency Hedging Risk” above.

Non-U.S. countries may also have additional requirements with respect to the ownership of securities. For example, many non-U.S. countries have additional reporting requirements that may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ foreign portfolio securities, no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times. There are also special tax considerations which apply to securities of non-U.S. issuers and securities principally traded overseas. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. See “Tax” below, and the SAI for further details.

Additionally, U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market, the Fund may be required to purchase ADRs, GDRs, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Service Provider Risk

Each Fund is subject to the risk that the Manager will apply techniques and analyses to the Funds’ investment practices that are not as successful as the techniques and analyses used by other investment advisers. There is no guarantee that the Manager will be able to enhance the returns of the Funds or preserve the Funds’ assets. The Manager also may fail to use derivatives effectively, including by choosing to hedge or not to hedge positions at disadvantageous times. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Funds to incur losses.

There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives. A change in laws or regulations due to political or economic events, such as Brexit, may impact the Manager’s ability to retain its portfolio managers

Baillie Gifford Funds – Prospectus

and other key personnel. For additional information on Brexit see “Market Disruption and Geopolitical Risk” above.

The Funds are also subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. The Funds currently utilize entities affiliated with the Bank of New York Mellon to serve as transfer agent, administrator, custodian and fund accounting agent to the Funds. This arrangement could magnify losses resulting from a systems failure affecting the Bank of New York Mellon. Loss may be caused by inadequate procedures and controls, human error, system failures, negligence, misfeasance or fraud by a service provider or insolvency of a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security.

Settlement Risk

Markets in different countries have different clearance and settlement procedures. Certain markets may from time to time be unable to keep pace with the volume of transactions.

Delays in settlement may increase credit risk to the Funds or limit the ability of the Funds to reinvest the proceeds of a sale of securities. Delays in settlement may also subject the Funds to penalties for their failure to deliver to on-purchasers of securities whose delivery to the Fund was delayed.

Delays in the settlement of securities purchased by a Fund may also limit the ability of such Fund to sell those securities at times and prices it considers desirable, and may subject such Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. A Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities it has sold, in order to meet its obligations to others.

Limits on the ability of the Funds to purchase or sell securities due to settlement delays could increase any variance between the Funds’ performance and that of their benchmark indices.

Small- and Medium-Capitalization Securities Risk

The securities of small- and medium-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. Similarly, the securities of small- and medium-sized companies may trade less frequently and in smaller volumes than securities of larger companies. The prices of these securities may consequently fluctuate more sharply than those of other securities, and the Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Moreover, there may be less publicly available information about the issuers of these securities or less market interest in these securities than in the case of larger companies, both of which can cause significant price volatility.

Some securities of small- and medium-sized issuers may also be illiquid or may be restricted as to resale. A Fund may therefore be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.

Socially Responsible Investing Risk

A Fund’s incorporation of environmental, social and/or governance considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their investment strategy or processes. As a result, such Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. For instance, a Fund’s exclusion of investments in companies with significant fossil fuel exposure may adversely affect the Fund’s relative performance at times when such investments are performing well.

A Fund’s socially responsible investment process may also affect the Fund’s exposure to certain sectors or types of investments, which may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. In addition, a Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.

The Fund’s portfolio managers are dependent on available information to assist in the social evaluation process, and, because there are few generally accepted standards to use in evaluation, the process employed for a Fund may differ from processes employed for other funds.

A Fund may seek to identify companies that it believes may have a positive societal impact, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

See also “Impact Risk.”

The SAI includes more information about the Funds, their investments and the related risks.

Baillie Gifford Funds – Prospectus

Fund Management

Investment Manager

Each Fund is advised and managed by the Manager, Baillie Gifford Overseas Limited, of Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. The Manager is a wholly owned subsidiary of Baillie Gifford & Co., which is controlled by its working partners. The Manager, its parent, Baillie Gifford & Co., and their affliates are referred to as “Baillie Gifford.”

Experience

The Manager is a registered investment adviser which, together with its affiliates, advises other mutual funds and a variety of private accounts, including accounts managed on behalf of corporate and public pension plan sponsors, endowments, foundations, sovereign wealth funds, and family office clients. The Manager was organized in 1983, and had approximate assets under management of $140 billion as of December 31, 2018.

Investment Services

The Manager selects and reviews each Fund’s investments and provides executive and other personnel for the management of the Trust, pursuant to the Amended and Restated Investment Advisory Agreement between the Manager and the Trust on behalf of each Fund, as amended from time to time (the “Advisory Agreement”).

The annual report to shareholders for the period ended December 31, 2017 includes a discussion regarding the basis of the Board’s approval of the Advisory Agreement of The Positive Change Equity Fund, The Global Select Equity Fund, and The International Concentrated Growth Fund. The semi-annual report to shareholders for the period ended June 30, 2018 includes a discussion regarding the basis of the Board’s approval of the Advisory Agreement of The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The International Equity Fund, The Long Term Global Growth Equity Fund, The Asia Ex Japan Fund and The U.S. Equity Growth Fund. The annual report to shareholders for the period ended December 31, 2018 includes a discussion regarding the basis of the Board’s approval of the Advisory Agreement of The International Smaller Companies Fund.

Under the Advisory Agreement, each Fund pays the Manager an advisory fee quarterly (the “Advisory Fee”). The Advisory Fee is calculated and accrued daily as a percentage of the average daily net assets of each Fund. For the fiscal year ended December 31, 2018, the advisory fees paid by the Funds that had commenced operations were as follows:

Fund	Aggregate Advisory Fee (percentage of each Fund’s average daily assets
The EAFE Fund	0.34%
The EAFE Choice Fund	0.35%
The EAFE Pure Fund	0.35%
The Emerging Markets Fund	0.55%
The Global Alpha Equity Fund	0.40%
The Global Select Equity Fund	0.33%

Fund	Aggregate Advisory Fee (percentage of each Fund’s average daily assets
The International Concentrated Growth Fund	0.40%
The International Equity Fund	0.35%
The International Smaller Companies Fund	0.58%
The Long Term Global Growth Equity Fund	0.45%
The Positive Change Equity Fund	0.33%
The U.S. Equity Growth Fund	0.33%

The Advisory Fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund’s average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
The Asia Ex Japan Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
The EAFE Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
The EAFE Choice Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
The EAFE Pure Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
The Emerging Markets Fund	$0 - $2 >$2 - $5 Above $5	0.55% 0.51% 0.49%
The Global Alpha Equity Fund	$0 - $2 >$2 - $5 Above $5	0.40% 0.36% 0.34%
The Global Select Equity Fund	$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%
The International Concentrated Growth Fund	$0 - $2 >$2 - $5 Above $5	0.40% 0.36% 0.34%
The International Equity Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%
The International Smaller Companies Fund	All assets	0.58%
The Long Term Global Growth Equity Fund	$0 - $2 >$2 - $5 Above $5	0.45% 0.41% 0.39%
The Positive Change Equity Fund	$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%
The U.S. Equity Growth Fund	$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%

Upon termination of the Advisory Agreement at other than quarter end, the Advisory Fee for the partial quarter shall be determined by reference to the termination date and shall be prorated accordingly.

Baillie Gifford Funds – Prospectus

Administration and Supervisory Services

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund (the “Administration and Supervisory Agreement”). The Administration and Supervisory Agreement also relates to the Class K and Institutional Class shares of other series of the Trust.

Under the Administration and Supervisory Agreement, each Fund pays to the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund’s average net assets. For the fiscal year ended December 31, 2018, each operational Fund paid Administration and Supervisory Fees equal to 0.17% of such Fund’s average daily net assets. The Administration and Supervisory Fee and the Advisory Fee are together referred to as the “Management Fee.”

The Trust has adopted an Administration, Supervisory and Sub-Accounting Services Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class K and Institutional Class shares of each Fund (the “Plan”).

However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this Prospectus, and no distribution fees under Rule 12b-1 are currently payable under the Plan. If the Board authorizes distribution payments pursuant to Rule 12b-1 in the future for any Class of shares, the Manager or another service provider might collect distribution fees under Rule 12b-1, but only after appropriate authorization by the Board and after this Prospectus has been updated to reflect such additional fees.

Should distribution payments under Rule 12b-1 be collected, these fees would be paid out of the applicable Fund’s assets on an ongoing basis, and over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges.

Expenses

The organizational and operational expenses of the Funds are borne by the relevant Fund, including but not limited to brokerage commissions, transfer taxes and extraordinary expenses in connection with its portfolio transactions, all applicable taxes, independent trustee compensation, interest charges, charges of custodians, auditing and legal expenses.

Certain expenses, not including advisory and custodial fees or Other Expenses related to the management of a Fund’s assets, may be allocated to a specific Class of shares if those expenses are actually incurred in a different amount with respect to a Class, or if services are provided with respect to a Class that are of a different kind or to a different degree than with respect to the other Class. As discussed below under “Buying, Selling, and Exchanging Shares through Financial Intermediaries—How are financial intermediaries compensated?” Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

The Manager has contractually agreed to waive its fees and/or bear other expenses of The Asia Ex Japan Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Smaller Companies Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, and The U.S. Equity Growth Fund until April 30, 2020 to the extent that such Fund’s Total Annual Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the following amounts:

Fund	Class	Expense Limit (percentage of each Fund’s average daily net assets
The Asia Ex Japan Fund	Class K	0.87%
	Institutional Class	0.87%
The Global Select Equity	Class K	0.65%
Fund	Institutional Class	0.65%
The International	Class K	0.72%
Concentrated Growth Fund	Institutional Class	0.72%
The International Smaller	Class K	0.90%
Companies Fund	Institutional Class	0.90%
The Long Term Global	Class K	0.77%
Growth Equity Fund	Institutional Class	0.77%
The Positive Change Equity	Class K	0.65%
Fund	Institutional Class	0.65%
The U.S. Equity Growth Fund	Class K	0.65%
	Institutional Class	0.65%

For the purposes of determining any such fee waiver and/or expense reimbursement, the expenses are calculated based on the percentage of the relevant Fund’s average daily net assets. Sub-accounting expenses (which are excluded from the cap on Total Annual Fund Operating Expenses) include, without limitation, sub-transfer agency, sub-administration and other shareholder servicing fees and expenses of the type described below under the heading “Buying, Selling, and Exchanging Shares through Financial Intermediaries.”

Pursuant to the terms of the agreements governing the expense limitations, the Manager does not have a right to recover from the Funds any fees waived or expenses paid pursuant to these expense limitations. These contractual agreements may only be terminated by the Board of Trustees of the Trust.

Baillie Gifford Funds – Prospectus

Investment Teams

Investment decisions made by the Manager for the Funds are made by teams of portfolio managers organized for that purpose.

The Asia Ex Japan Fund Team

The Fund’s management team meets weekly to review existing holdings and individual stock decisions. Investment managers in the emerging markets equity investment team of the Manager, of which this team is a subset, also regularly review the portfolio and provide input. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The ultimate decision to buy or sell a stock rests with the team.

The Asia Ex Japan Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Ewan Markson-Brown MA in Politics, Philosophy and Economics (2000) Oxford University

Joined Baillie Gifford in 2013. Mr. Markson-Brown was previously a Senior Vice President in emerging markets at PIMCO and worked at Newton for five years, most recently as lead portfolio manager on an Asian Pacific equity strategy. He also previously worked Merrill Lynch Investment Managers as a portfolio manager in the Asia-Pacific region for six years.

Mr. Markson-Brown has been a member of the team since the Fund’s inception in 2016.

Roderick Snell BSC First Class Honours in Medical Biology (2006) University of Edinburgh

Joined Baillie Gifford in 2006. Mr. Snell worked in the UK and European Equity Teams before joining the Emerging Markets Team.

Mr. Snell has been a member of the team since the Fund’s inception in 2016.

The EAFE Fund Team

The Fund’s management team meets regularly to discuss individual stock selection. The team takes into account the views of a larger group of the Manager’s senior portfolio managers that meets quarterly to discuss views on markets, which are advisory only and do not bind the decisions of the Fund’s management team. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The team takes collective responsibility for portfolio construction.

The EAFE Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

James Anderson BA in Modern History (1980) MA in International Affairs (1982) Oxford University

Joined Baillie Gifford in 1983 and became a Partner of Baillie Gifford & Co. in 1987. Mr. Anderson headed our European Equity Team until July 2003 when he became Head of our Long Term Global Growth Team.

Mr. Anderson has been a member of this team since the Fund’s inception in 2008.

Julia Angeles PhD in Economics University of Aarhus

Joined Baillie Gifford in 2008. Before joining Baillie Gifford, Ms. Angeles worked as a Management Consultant at McKinsey & Company.

Ms. Angeles has been part of different global and regional teams within Baillie Gifford and in addition to her role as Investment Manager in the EAFE Alpha Team, she is also currently an Investment Manager in the Positive Change Investment Team.

Ms. Angeles has been a member of the team since 2017.

Lawrence Burns BA in Geography (2009) University of Cambridge	Joined Baillie Gifford in 2009 and has spent time working in both the Emerging Markets and UK Equity departments. Mr. Burns has been a member of the team since 2012.

Baillie Gifford Funds – Prospectus

Education	Investment Experience

Tom Coutts BA in Modern Languages (1994) Oxford University

Joined Baillie Gifford in 1999 and became a partner of Baillie Gifford & Co. in 2014. Mr. Coutts is an Investment Manager in the EAFE Alpha Team. Mr. Coutts previously spent a number of years in the European Equities Team and the UK Equities Team.

Mr. Coutts has been a member of the team since the Fund’s inception in 2008.

Brian Lum MSci and BA (Hons) in Physics (2006) University of Cambridge CFA Charterholder

Joined Baillie Gifford in 2006 and has spent time working in the Manager’s North American, Emerging Markets, Global Small Cap, and EAFE Alpha equity investment teams.

Mr. Lum has been a member of this team since 2015.

Kavé Sigaroudinia MA in Economics (1998) Edinburgh University

Joined Baillie Gifford in 1999 and since then has worked as a Portfolio Manager in the European and UK Mid and Small Cap Equity Investment Teams. Mr. Sigaroudinia became a Partner of Baillie Gifford & Co. in 2012.

Mr. Sigaroudinia became a member of the team in 2005 and works full time conducting research for the portfolio.

The portfolio managers who select the securities for The EAFE Fund are different personnel from the team of portfolio managers of The EAFE Choice Fund and The EAFE Pure Fund. Although there may be overlap between the holdings of this Fund and The EAFE Choice Fund and/or The EAFE Pure Fund, the Manager anticipates that the differences in the portfolio management teams will generally result in different securities being held by the Funds.

The EAFE Choice Fund Team

The Fund’s management team meets formally twice a month to review the portfolio as a whole and to discuss individual stock selection. The team meets weekly to review relevant developments related to holdings within the Fund. The team also holds ad hoc meetings as required to discuss unusual or material developments in the portfolio. The team takes collective responsibility for portfolio construction.

The EAFE Choice Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Gerard Callahan BA in Politics, Philosophy and Economics (1991) Oxford University

Joined Baillie Gifford in 1991 and became a Partner of Baillie Gifford & Co. in 2000. Mr. Callahan has headed our UK Equity Team since 2007.

Mr. Callahan has been a member of the team since 2007 and Chairman since 2010.

Iain Campbell BA Modern History (2000) Oxford University	Joined Baillie Gifford in 2004. Before joining Baillie Gifford, Mr. Campbell worked for Goldman Sachs and traveled in Asia. Mr. Campbell has been a member of the team since 2010.

Sophie Earnshaw MA in English Literature (2008) University of Edinburgh MPhil in 18th Century and Romantic Literature (2009) University of Cambridge CFA Charterholder	Joined Baillie Gifford in 2010. Ms. Earnshaw has been a member of the team since 2014.

Baillie Gifford Funds – Prospectus

Education	Investment Experience

Joe Faraday MEng in Chemical Engineering (2002) University of Cambridge MBA (2009) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2002. Mr. Faraday has been a member of the team since 2007.

Moritz Sitte BSc in Business Administration (2009) University of Regensburg MSc in Finance and Investment (2010) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2010. Mr. Sitte has been a member of the team since 2014.

The same team of portfolio managers selects the securities for this Fund and the EAFE Pure Fund. However, this Fund permits investment in both developed and emerging markets, whereas The EAFE Pure Fund focuses only on investment in developed markets. The Manager anticipates that the differences in investment objective will generally result in some different securities being held by the Funds.

The EAFE Pure Fund Team

The Fund’s management team meets formally twice a month to review the portfolio as a whole and to discuss individual stock selection. The team meets weekly to review relevant developments related to holdings within the Fund. The team also holds ad hoc meetings as required to discuss unusual or material developments in the portfolio. The team takes collective responsibility for portfolio construction.

The EAFE Pure Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Gerard Callahan BA in Politics, Philosophy and Economics (1991) Oxford University

Joined Baillie Gifford in 1991 and became a Partner of Baillie Gifford & Co. in 2000. Mr. Callahan has headed our UK Equity Team since 2007.

Mr. Callahan has been a member of the team since 2007 and Chairman since 2010.

Iain Campbell BA Modern History (2000) Oxford University	Joined Baillie Gifford in 2004. Before joining Baillie Gifford, Mr. Campbell worked for Goldman Sachs and traveled in Asia. Mr. Campbell has been a member of the team since 2010.

Sophie Earnshaw MA in English Literature (2008) University of Edinburgh MPhil in 18th Century and Romantic Literature (2009) University of Cambridge CFA Charterholder	Joined Baillie Gifford in 2010. Ms. Earnshaw has been a member of the team since 2014.

Baillie Gifford Funds – Prospectus

Education	Investment Experience

Joe Faraday MEng in Chemical Engineering (2002) University of Cambridge MBA (2009) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2002. Mr. Faraday has been a member of the team since 2007.

Moritz Sitte BSc in Business Administration (2009) University of Regensburg MSc in Finance and Investment (2010) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2010. Mr. Sitte has been a member of the team since 2014.

The same team of portfolio managers selects the securities for this Fund and The EAFE Choice Fund. However, The EAFE Choice Fund permits investment in both developed and emerging markets, whereas this Fund focuses only on investment in developed markets. The Manager anticipates that the differences in investment objective will generally result in some different securities being held by the Funds.

The Emerging Markets Fund Team

The Fund’s management team meets weekly to review existing holdings and individual stock decisions. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The ultimate decision to buy or sell a stock rests with members of the team.

The Emerging Markets Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Mike Gush MEng (2003) Durham University	Joined Baillie Gifford in 2003 and is an Investment Manager in the Emerging Markets Equity Team and for the Global Select Team. Mr. Gush has been a member of the team since 2005.

Richard Sneller BSc (Econ) in Statistics (1993) London School of Economics MSc in Investment Analysis (1994) Stirling University

Joined Baillie Gifford in 1994 and became a Partner of Baillie Gifford & Co. in 2004. Mr. Sneller, with the exception of a year researching UK Smaller Companies, has spent his career at Baillie Gifford covering the Emerging Markets.

Mr. Sneller has been a member of the team since 1995.

Andrew Stobart MA in Economics (1987) Cambridge University

Joined Baillie Gifford in 1991. He has worked in the Japanese, North American and UK Equity Teams. Prior to joining Baillie Gifford, Mr. Stobart worked for three years in investment banking in London.

Mr. Stobart has been a member of the team since 2007.

The Global Alpha Equity Fund Team

The Fund’s management team pursues investment concepts from across the Baillie Gifford Group investment teams and holds formal monthly meetings with the Manager’s regional investment teams to review portfolio holdings and potential stock purchases. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. Each member of the team has full ownership and accountability for all portfolio decisions.

Baillie Gifford Funds – Prospectus

The Global Alpha Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Spencer Adair BSc in Medicine (1997) University of St. Andrews CFA Charter holder

Joined Baillie Gifford in June 2000, before becoming a Partner of Baillie Gifford & Co. in 2013. Prior to joining Baillie Gifford, Mr. Adair completed two years of clinical training in Edinburgh. He has spent time in the Manager’s Fixed Income, Japanese, European and UK Equities investment teams. Mr. Adair managed the High Yield Fund while in the Manager’s Fixed Income investment team and the European portion of wider global portfolios while in the Manager’s European Equities investment team.

Mr. Adair has been a member of the team since the Fund’s inception in 2005 and this is now his sole portfolio responsibility.

Malcolm MacColl MA in Economics and History (1998) University of St Andrews MLitt in Economics, Politics, and Management (1999) University of St. Andrews Member, CFA Society UK

Joined Baillie Gifford in 1999, before becoming a partner of Baillie Gifford & Co. in 2011. Mr. MacColl spent time in the Manager’s UK Small Cap Equities investment team before joining the North American investment team. He managed the North American portion of wider global portfolios while in the North American investment team.

Mr. MacColl has been a member of the team since the Fund’s inception in 2005 and this is now his sole portfolio responsibility.

Charles Plowden BA in Modern History (1983) Oxford University

Joined Baillie Gifford in 1983, before becoming a partner of Baillie Gifford & Co. in 1988 and the joint senior partner of Baillie Gifford & Co. in 2006. Mr. Plowden has gained investment experience in the Manager’s North American, UK (where he was ultimately head of the department), Emerging Markets and European Equities investment teams.

Mr. Plowden has been a member of the team since the Fund’s inception in 2005 and this is now his sole portfolio responsibility.

The Global Select Equity Fund Team

The Fund’s management team meets regularly to discuss individual stock selection, to assess relevant developments related to holdings within the Fund, and to review the portfolio as a whole. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The team takes collective responsibility for portfolio construction.

The Global Select Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which includes:

Education	Investment Experience

Matthew Brett BA (Hons) in Natural Sciences (Psychology) (2003) University of Cambridge PhD in Psychology Bristol University CFA Charterholder

Joined Baillie Gifford in 2003 and is a portfolio manager in the Japanese Equity Team and for the Global Select Team. Mr. Brett is also a co-manager of the Japanese All Cap fund and co-manager of the Japan Income Growth fund.

Mr. Brett has been a member of the team since the Fund’s inception in 2017.

Mike Gush MEng (2003) Durham University CFA Charterholder	Joined Baillie Gifford in 2003 and is a portfolio manager in the Emerging Markets Equity Team and for the Global Select Team. Mr. Gush has been a member of the team since the Fund’s inception in 2017.

Iain McCombie MA (Hons) in Accounting Aberdeen University CFA Charterholder

Joined Baillie Gifford in 1994 and spent five years as a portfolio manager in the US Equity Team before joining the UK Equity Team in 1999. Mr. McCombie is the lead manager of the UK Core strategy and is a member of the Pan-European and Global Select Teams. Mr. McCombie became a partner of the firm in 2005 served as Chief of Investment Staff from 2013 to 2018.

Mr. McCombie has been a member of the team since the Fund’s inception in 2017.

Baillie Gifford Funds – Prospectus

Education	Investment Experience

Stephen Paice BSc in Financial Mathematics (2005) Glasgow Caledonian University

Joined Baillie Gifford in 2005 and worked as a portfolio manager in the US, UK Smaller Companies and Japanese equity teams before joining the European Equity Team. Mr. Paice is a member of the Global Select Team.

Mr. Paice has been a member of the team since the Fund’s inception in 2017.

Gary Robinson MBiochem (2003) University of Oxford CFA Charterholder

Joined Baillie Gifford in 2003 and will become a partner in Baillie Gifford & Co. on May 1, 2019. While at Baillie Gifford, Mr. Robinson has worked in the Japanese, UK and European Equity teams. Mr. Robinson is a portfolio manager in the US Equity Team and for the Global Select Team.

Mr. Robinson has been a member of the team since the Fund’s inception in 2017.

Zaki Sabir BA in Business Accounting and Finance (2006) Newcastle University

Joined Baillie Gifford in 2007 and is a Senior Analyst in the Global Discovery Team and a portfolio manager in the Global Select Team.

Mr. Sabir has been a member of the team since the Fund’s inception in 2017.

The International Concentrated Growth Fund Team

The Fund’s management team meets periodically to review the portfolio as a whole and to discuss individual stock selection. The team periodically meets informally to review relevant developments related to holdings within the Fund. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The team takes collective responsibility for portfolio construction.

The International Concentrated Growth Fund is jointly and primarily managed by a team of experienced portfolio managers, which includes:

Education	Investment Experience

James Anderson BA in Modern History (1980) MA in International Affairs (1982) Oxford University

Joined Baillie Gifford in 1983 and became a Partner of Baillie Gifford & Co. in 1987. Mr. Anderson headed our European Equity Team until July 2003 when he became Head of our Long Term Global Growth Team.

Mr. Anderson has been a co-manager of this team since the Fund’s inception in 2017.

Lawrence Burns BA in Geography (2009) University of Cambridge	Joined Baillie Gifford in 2009 and has spent time working in both the Emerging Markets and UK Equity departments. Mr. Burns has been a co-manager of the team since the Fund’s inception in 2017.

Paulina Sliwinska MA (Hons) in Arabic and Politics (2013) University of Edinburgh	Joined Baillie Gifford in 2013 and has spent time working in regional and global equity teams. Ms. Sliwinska has been a co-manager of the team since the Fund’s inception in 2017.

The International Equity Fund Team

The Fund’s management team meets weekly to discuss individual stock selection and quarterly to discuss the portfolio as a whole, with a focus on identifying underlying themes which may be over-represented or under-represented. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. Although individual members cover assigned areas of responsibility, all members are encouraged to look for ideas from across the relevant markets and from any of the Manager’s investment teams.

While the whole team discusses investment decisions, the ultimate decision on whether to buy a stock rests with the team member who nominated it for discussion, such that the team harnesses the perspectives and insights of the group while retaining the accountability and efficiency of individual decision making.

Baillie Gifford Funds – Prospectus

The International Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Donald Farquharson MA (Hons) in Arabic Studies (1987) University of St Andrews CFA (UK) Charterholder

Joined Baillie Gifford in 2008 and became a Partner of Baillie Gifford & Co. in 2017. Mr. Farquharson has over 25 years’ investment experience dedicated almost entirely to Japanese equities. He spent 20 years working for Schroders as a Japanese specialist and subsequently Head of the Pan Pacific equity team and manager of the Schroder Japan Growth Fund plc. Between 1991 and 1995 he headed Schroders’ research team in Tokyo. At Baillie Gifford, he has been Lead Portfolio Manager for the Japan Growth strategy since the Fund’s inception in 2009.

Mr. Farquharson has been a member of the team since 2014.

Angus Franklin MA in Economics and Social History (1988) St. Andrews University Chartered Accountant (1992)

Joined Baillie Gifford in 1994 and became a Partner of Baillie Gifford & Co. in 2012. After working in the UK, Emerging Markets and European Equities Investment Teams, Mr. Franklin now works full time conducting research for this team, with specific responsibility for European stocks.

Mr. Franklin has been a member of the team since the Fund’s inception in 2006.

Toby Ross MA in English Literature (2006) University of Cambridge CFA Charterholder

Toby graduated MA in English Literature from the University of Cambridge in June 2006 and joined Baillie Gifford in the same year. He spent some time as an Investment Analyst in the UK Equity Team and as a Global Sector Specialist. Toby became Co-Head of the Global Income Growth Team and Joint Manager of The Scottish American Investment Company P.L.C. (SAINTS) in 2017.

Mr. Ross has been a member of this team since 2018.

Andrew Stobart MA in Economics (1987) University of Cambridge

Joined Baillie Gifford in 1991. Mr Stobart has worked on the UK, Japanese and North America teams and is now a member of the Emerging Markets Team. Prior to joining Baillie Gifford, Mr. Stobart worked for three years in investment banking in London.

Mr. Stobart has been a member of this team since 2008.

Jenny Tabberer BA in Music (2008) Oxford University

Joined Baillie Gifford in 2011. After working on our Long Term Global Growth and Global Alpha strategies, Mrs. Tabberer now works full time conducting research for this team covering stocks in all International regions.

Mrs. Tabberer has been a member of the team since 2016.

Tom Walsh LLB (Hons) in Law & Economics (1999) University of Edinburgh CFA Charterholder

Joined Baillie Gifford in 2009. He worked at Fidelity International, Merrill Lynch and Deloitte & Touche before joining Baillie Gifford. He was an Investment Manager in the UK Equity and Global Opportunities Teams until 2015 when he joined the European Equity Team.

Mr. Walsh has been a member of the team since 2018.

The International Smaller Companies Fund

The Fund’s management team meets regularly to discuss individual stock selection and at least quarterly to discuss the portfolio as a whole, with a focus on identifying underlying themes which may be over-represented or under-represented. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. All members are encouraged to look for ideas from across the relevant markets and from any of the Manager’s investment teams.

Baillie Gifford Funds – Prospectus

The International Smaller Companies Fund is jointly and primarily managed by a team of experienced portfolio managers, which includes:

Education	Investment Experience

Praveen Kumar BEng in Computer Science (2001) Bangalore University MBA (2008) University of Cambridge

Joined Baillie Gifford in 2008 and has spent time working in the Manager’s North American, Emerging Markets, European and Japanese equity investment teams. Before joining Baillie Gifford, Mr. Kumar worked for FKI Logistex.

Mr. Kumar has been a member of the team since the Fund’s inception in 2018.

Brian Lum MSci and BA (Hons) in Physics (2006) University of Cambridge CFA Charterholder

Joined Baillie Gifford in 2006 and has spent time working in the Manager’s North American, Emerging Markets, Global Small Cap and EAFE Alpha equity investment teams.

Mr. Lum has been a member of the team, and Chairman, since the Fund’s inception in 2018.

Milena Mileva MPhil in Politics (2009) Oxford University BA in Social and Political Science (2007) University of Cambridge

Joined Baillie Gifford in 2009 and has spent time working in the Manager’s Developed Asia, Emerging Markets, International and UK equity investment teams.

Ms. Mileva has been a member of the team since the Fund’s inception in 2018.

Steve Vaughan BA (Hons) in Jurisprudence (2001) Oxford University MA in International Relations (2012) Exeter CFA Charterholder

Joined Baillie Gifford in 2012 and has spent time working in the Manager’s Global Small Cap, UK and European equity investment teams as well as the Manager’s Multi-Asset team. Before joining Baillie Gifford, Mr. Vaughan worked as an Officer in the British Army.

Mr. Vaughan has been a member of the team since the Fund’s inception in 2018.

The Long Term Global Growth Equity Fund Team

The Fund’s management team meets regularly to discuss individual stock selection, review portfolio holdings and potential stock purchases. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. All of the members of the team are responsible for researching stocks and every investor contributes to the generation of new ideas, stock research and stock discussions. Once a stock has been fully researched and discussed by all in the team, the portfolio managers are responsible for making the ultimate decision on its inclusion (or otherwise) in the portfolio. Their decisions place an emphasis on backing enthusiasm rather than achieving a full consensus. Each portfolio manager has ownership and accountability for portfolio decisions.

The Long Term Global Growth Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

James Anderson BA in Modern History (1980) MA in International Affairs (1982) Oxford University

Joined Baillie Gifford in 1983 and became a Partner of Baillie Gifford & Co. in 1987. Mr. Anderson headed our European Equity Team until July 2003 when he became Head of our Long Term Global Growth Team.

Mr. Anderson has been a member of the team of portfolio managers for this Fund since the Fund’s inception in 2014.

John MacDougall MA in Ancient and Modern History (2000) Oxford University

Joined Baillie Gifford in 2000 and became a Partner of Baillie Gifford & Co in 2016. While at Baillie Gifford, Mr. MacDougall has worked in the North American, Japanese and Global Discovery teams.

Mr. MacDougall has been a member of the team of portfolio managers for this Fund since 2015.

Baillie Gifford Funds – Prospectus

Education	Investment Experience

Tom Slater BSc in Computer Science with Mathematics (2000) University of Edinburgh CFA Charterholder

Joined Baillie Gifford in 2000 and became a Partner of Baillie Gifford & Co. in 2012. While at Baillie Gifford, Mr. Slater has worked in the Developed Asia, UK Equity and the North American teams. He joined the Long Term Global Growth Team in 2009.

Mr. Slater has been a member of the team of portfolio managers for this Fund since the Fund’s inception in 2014.

Mark Urquhart BA in Philosophy, Politics, and Economics (1992) Oxford University PhD in Politics (1996) University of Edinburgh

Joined Baillie Gifford in 1996. Prior to joining Baillie Gifford, Mr. Urquhart spent a year at Harvard as a Kennedy Scholar. He then began his career at Baillie Gifford as a Portfolio Manager in the Japanese Equity Team and later joined the Long Term Global Growth Team in 2003. He became a Partner of Baillie Gifford & Co. in 2004.

Mr. Urquhart has been a member of the team of portfolio managers for this Fund since the Fund’s inception in 2014.

The Positive Change Equity Fund Team

The Fund’s management team meets weekly to discuss individual stock selection and review relevant developments related to holdings. The team takes collective responsibility for portfolio construction and meets formally every two months to review the portfolio as a whole. The team also holds ad hoc meetings as required to discuss unusual or material developments in the portfolio.

The Positive Change Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Julia Angeles PhD in Economics University of Aarhus

Joined Baillie Gifford in 2008. Before joining Baillie Gifford, Ms. Angeles worked as a Management Consultant at McKinsey & Company.

Ms. Angeles has been part of different global and regional teams within Baillie Gifford and in addition to her role as Investment Manager in the Positive Change Investment Team, she is also currently an Investment Manager in the EAFE Alpha Team.

Ms. Angeles has been a member of the team since the Fund’s inception in 2017.

Kate Fox MA in Economics (2011) University of Edinburgh

Joined Baillie Gifford in 2002. Ms. Fox was an Investment Manager in Baillie Gifford’s Smaller Companies Team prior to joining the Positive Change Team.

Ms. Fox has been a member of the team since the Fund’s inception in 2017.

Kirsty Gibson MA Hons in Economics (2011) Edinburgh University MSC Carbon Management

Joined Baillie Gifford in 2012. Ms. Gibson has been part of different global and regional teams within Baillie Gifford and is currently an Investment Manager in the U.S. Equities Team in addition to her role as an Investment Manager in the Positive Change Investment Team.

Ms. Gibson has been a member of the team since the Fund’s inception in 2017.

Lee Qian BA (Hons) in Economics and Management (2012) Oxford University CFA Charterholder

Joined Baillie Gifford in 2012. Mr. Qian is an Investment Manager in the Positive Change Team. Mr. Qian has been part of different global and regional teams within Baillie Gifford prior to joining the Positive Change Investment Team.

Mr. Qian has been a member of the team since the Fund’s inception in 2017.

William Sutcliffe MA in History (1996) University of Glasgow

Joined Baillie Gifford in 1999 and became a Partner of Baillie Gifford & Co. in 2010. In addition to his role as an Investment Manager in the Positive Change Investment Team, Mr. Sutcliffe has been an Investment Manager in Baillie Gifford’s Emerging Markets Team for the majority of his career at Baillie Gifford.

Mr. Sutcliffe has been a member of the team since the Fund’s inception in 2017.

Baillie Gifford Funds – Prospectus

The U.S. Equity Growth Fund Team

The Fund’s management team meets weekly to discuss individual stock decisions and every seven weeks to discuss portfolio construction. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. All of the members of the team are responsible for researching stocks and every investor contributes to the generation of new ideas, stock research and stock discussions. Once a stock has been fully researched and discussed by all in the team, the portfolio managers are responsible for making the ultimate decision on its inclusion (or otherwise) in the portfolio. Their decisions place an emphasis on backing enthusiasm rather than achieving a full consensus. Each portfolio manager has ownership and accountability for portfolio decisions.

The U.S. Equity Growth Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Kirsty Gibson MA Hons in Economics 2011 Edinburgh University MSC Carbon Management

Joined Baillie Gifford in 2012. Ms. Gibson has been part of different global and regional teams within Baillie Gifford and is currently an Investment Manager in the Positive Change Team in addition to her role as an Investment Manager in the U.S. Equities Team.

Ms. Gibson has been a member of the team since 2016.

Gary Robinson MBiochem (2003) University of Oxford CFA Charterholder

Joined Baillie Gifford in 2003 and will become a partner in Baillie Gifford & Co. on May 1, 2019. While at Baillie Gifford, Mr. Robinson has worked in the Japanese, UK and European Equity teams.

Mr. Robinson has been a member of the team since 2008.

Tom Slater BSc in Computer Science with Mathematics (2000) University of Edinburgh CFA Charterholder

Joined Baillie Gifford in 2000 and became a Partner of Baillie Gifford & Co. in 2012. While at Baillie Gifford, Mr. Slater has worked in the Developed Asia, UK Equity and the Long Term Global Growth Equity teams.

Mr. Slater has been a member of the team since 2015.

Helen Xiong BSc (Hons) in Economics (2007) Warwick University MPhil in Economics (2008) University of Cambridge

Joined Baillie Gifford in 2008. Ms. Xiong spent a year in the U.S. Equity Team and several years in the Global Alpha Team before re-joining the U.S. Equity Team.

Ms. Xiong has been a member of the team since 2014.

Compensation

The SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

Baillie Gifford Funds – Prospectus

Shares

Share Classes

The Trust is authorized to issue Class K and Institutional Class shares of each Fund covered by this Prospectus.

How Shares are Priced

Each share Class has its own share price. The purchase price of each Class of a Fund’s shares is based on that Class’s net asset value. The share price is computed for each share Class as follows:

—            the total market value of all assets and fund-level liabilities of each Fund is calculated, then divided by the total amount of shares held in that Fund (the “Fund Asset Value”); then

—            the market value of the assets for each Class is calculated on a pro-rata basis, based on the Fund Asset Value (the “Class Asset Value”); then

—            the market value of the class-specific liabilities attributable to each share Class is calculated (the “Class Liabilities”); then

—            the share price for each Class is calculated by deducting the Class Liabilities from the Class Asset Value.

When shares are priced

The net asset value for each Class will be determined as of a particular time of day (the “Pricing Point”) on any day on which the New York Stock Exchange (“NYSE”) is open for unrestricted trading. The Pricing Point is normally at the scheduled close of unrestricted trading on the NYSE (generally 4:00 p.m. Eastern Time). In unusual circumstances, the Funds may determine that the Pricing Point shall be at an earlier, unscheduled close or halt of trading on the NYSE. The price at which purchase and redemption orders are effected is based on the next calculation of the net asset value after the order is received in good order. “Good order” means, among other things, that your request includes complete information. In general, an order is in “good order” if it includes: (i) the trade date of the purchase or redemption; (ii) the name of the Fund and share class; (iii) the U.S. dollar amount of the shares, in the case of a redemption you may also provide number of shares; (iv) the name and the account number set forth with sufficient clarity to avoid ambiguity; and (v) the relevant authorized signatories. In the case of a purchase, immediately available funds must also be received prior to the Pricing Point.

The net asset value for each Class may be affected by changes in the value of currencies in relation to the U.S. dollar. This is because investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using currency exchange rates obtained from pricing services at the Pricing Point on each day that the NYSE is open for unrestricted trading. If you are buying or selling shares, the share price you receive will be the share price determined after the subscription or redemption request is received by the applicable Fund (or your financial intermediary) in good order.

The net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares.

How assets are valued

In accordance with the Trust’s Pricing and Valuation Procedures, each Fund’s investments are valued at their fair market value as follows:

1. -       If reliable market quotations are readily available, the investments will generally be valued at the last quoted sale price on each business day or, if not traded on that business day, at the most recent quoted bid price.

2. -       If reliable current market quotations are not readily available or quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or for any other reason, the fair value of the investments will be assessed in accordance with the pricing and valuation procedures of the Trust, as more fully described in the SAI. Such market changes may:

º               relate to a single issuer or events relating to multiple issuers;

º               be considered to include changes in the value of U.S. securities or securities indices; or

º               occur after the close of the relevant market and before the time at which the applicable net asset value is determined.

Please see the section entitled “Purchase, Redemption, and Pricing of Shares—Determination of Net Asset Value” in the SAI for further information.

How to Buy Shares

Process

You may purchase Institutional Class or Class K shares of any Fund by taking the following two steps:

1. -       Request a Subscription.
If you purchase shares through a financial intermediary, you may make a subscription for shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

For Class K, you may also mail or email a subscription request to the Bank of New York Mellon (the “Transfer Agent”) in a format prescribed by the Manager, which includes:

º               the name of the Fund;

º               the exact name in which shares are to be registered;

º               the dollar amount of shares to be purchased;

º               a signature by all owners of the shares, in accordance with the form of registration;

º               the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

º               the trade date.

Baillie Gifford Funds – Prospectus

Please note, if this is your first purchase through a bank, broker or financial intermediary:

º               your financial intermediary may have different or additional requirements for opening an account and/or processing share purchases, or may be closed at times when the Fund is open;

º               your financial intermediary may need to determine which, if any, shares are available through that firm and to learn which other rules apply;

º               to open certain types of accounts, such as IRAs, you may be required to submit an account-specific application. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need; and

º               individual participants in a participant-directed retirement plan (such as a 401(k) plan) must submit their investment elections in accordance with the relevant plan documentation.

If this is your first purchase and you are not purchasing through a financial intermediary (available for Class K shares only):

º               you will need to contact the Trust, which will determine if you are eligible to purchase Class K shares. If you are eligible, the Trust will ask you to complete an application form; and

º               bank account details provided to the Transfer Agent will be used to process all future redemptions, unless you contact the Transfer Agent to change those details.

The Manager, Transfer Agent, or your financial intermediary, as applicable, may ask you for additional information. Federal law requires financial institutions to obtain, verify and record identification information relating to investors, to help the U.S. government fight the funding of terrorism and money laundering activities. A Fund may consequently be required to obtain, and potentially update, the following information from investors: (i) name; (ii) date of birth (for individuals); (iii) residential or business street address; (iv) Social Security Number, taxpayer identification number, or other identifying number; and (v) completed Forms W-8 or W-9. Individuals opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), may be required to supply the identity of the beneficial owners or controlling person(s) of the legal entity prior to the opening of the account. Each Fund or its service providers may release this information or any other information held by you to proper authorities if, in light of applicable laws or regulations concerning money laundering and similar activities, they determine it is in the best interests of the Fund or otherwise permitted by applicable law and appropriate to do so. The Funds or their service providers may also provide nonpublic personal financial information relating to shareholders or prospective shareholders to third-parties as necessary to perform services for the Funds or to comply with requests from regulators or tax authorities.

The applicable Fund will then decide whether to accept your application on behalf of the Trust. Assuming your request is accepted, you will receive the account details for payment.

2. -       Pay for shares.
Payment for shares can be made by:

º               electronic bank transfer to the nominated account;

º               exchanging securities on deposit with a custodian acceptable to the Manager or the Fund’s distributor, Baillie Gifford Funds Services LLC (“BGFS”); or

º               a combination of such securities and cash.

The Transfer Agent will then apply the payment to the purchase of full and fractional Fund shares of beneficial interest in the Fund, and will send you (or your financial intermediary will send you) a statement confirming the transaction. Please see the back cover of this Prospectus for information on how to contact the Trust. Please see the section below on how to pay for shares by exchanging securities.

When you can buy shares

Unless otherwise indicated in this Prospectus or the SAI, shares of each Fund are offered on a continuous basis and can be purchased on any day on which the NYSE is open for unrestricted trading.

With respect to transactions directly with the Fund/Transfer Agent, for a purchase order to be effective as of a particular day, the Fund must have accepted the order and have received immediately available funds by the Pricing Point on such day.

The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Cancelling an order

Purchase orders cannot be cancelled after the Trust has received immediately available funds. This is the case even if the cancellation request is received prior to the Pricing Point.

Paying by exchanging securities

If you are paying for Fund shares with securities, please note:

—            You must obtain instructions by contacting the Funds. See “Contacts and Further Information” below.

—            You must deliver all rights in the securities to the Funds to finalize the purchase of Fund shares;

—            You should obtain tax advice regarding the specific U.S. federal income tax consequences of this process. Generally speaking, for U.S. federal income tax purposes, payment using securities may give rise to a gain or loss by an investor that is subject to U.S. federal income taxation. This depends on several factors, including the investor’s basis in the securities tendered and the extent to which the investor owns shares of the Fund following the exchange;

—            The securities will be valued in the same manner as the Fund’s assets as described under “How Shares are Priced,”

Baillie Gifford Funds – Prospectus

subject to any charges or expenses which may be properly incurred as a consequence of such transaction;

—            The Manager will not approve the acceptance of securities in exchange for Fund shares unless:

º               The Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;

º               You represent and agree that all securities offered to a Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, as amended, or that would otherwise impair the investors’ ability to transfer them to the Fund or the Fund’s ability to dispose of them subsequently; and

º               The securities may be acquired under the Fund’s investment policies and restrictions.

—            No investor owning 5% or more of a Fund’s shares may purchase additional Fund shares by exchange of securities, other than at the sole discretion of the Manager or BGFS in accordance with the applicable legal and regulatory restrictions on affiliated transactions.

Restrictions on Buying Shares

Minimum investment

The minimum initial investment for Class K is $10 million. There is no minimum investment amount for Institutional Class shares. The Fund may, at its discretion, permit a smaller minimum total investment balance for Class K shares under certain circumstances.

If you purchase shares through a financial intermediary, the intermediary may impose different investment minimums.

Share Class Eligibility

You must be eligible for the share Class you are applying for. The Funds offer two classes of shares through this Prospectus: Class K and Institutional Class. Class K and Institutional Class shares of each Fund have the same investment objective and investments, but the different share Classes have different expense structures and eligibility requirements. You should choose the Class for which you are eligible, with the expense structure that best meets your needs.

The principal differences between the Classes are as follows:

	Class K	Institutional Class
Availability	Limited to institutional and other investors, as described below, that do not require or receive sub-accounting or recordkeeping payments from the Fund.

Limited to certain banks, broker-dealers and other Financial Intermediaries, employee-sponsored retirement plans and other similar entities that require sub-accounting, sub-transfer agency, shareholder servicing payments, and/or recordkeeping payments from the Fund for some or all of their underlying investors.

	Class K	Institutional Class
Minimum Initial Investment	$10 million	None
Minimum Subsequent Investment	None	None
Sub-Accounting/Sub-Transfer Agency Expenses	None

Yes. Expenses may vary depending on the arrangements with financial intermediaries that offer Fund shares. Expenses are incurred pursuant to “fee for service” arrangements with financial intermediaries.(1)

Distribution (Rule 12b-1) Fees	None	None
Administration and Supervisory Fee	0.17%	0.17%
Sales Charge (Load)	None	None
Redemption Fees	None	None

(1)                Except where otherwise noted in the relevant Fund Summary, the “Other Expenses” shown for Institutional Class shares in the Fund Summaries under the heading “Annual Fund Operating Expenses” are based on historical expenses borne by Institutional Class shares during the last fiscal year. The impact on Other Expenses of sub-accounting payments (if any) that are made by Institutional Class shares is determined by rates charged by individual financial intermediaries through which investors in this Class typically hold their shares. As the composition of these intermediaries change, the impact of sub-accounting payments on the Other Expenses of Institutional Class will change. For Funds where Institutional Class shares were, during the Fund’s last fiscal year, funded primarily by proprietary seed capital, the Other Expenses for Institutional Class shares may reflect little or no impact from sub-accounting payments, although this is expected to change in the future as the Class grows. Where “Other Expenses” have been estimated, this estimate includes sub-accounting expenses of 0.15% for Institutional Class.

Class K Shares

The following categories of investors and accounts may buy Class K shares of a Fund, provided that they do not require or receive sub-accounting or recordkeeping payments from the Fund:

—            Institutional investors, including, but not limited to, employer sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), endowments, foundations, insurance company general accounts, insurance company separate accounts, local, city, and state governmental institutions, and other tax-exempt entities that meet the requirements for qualification under Section 501 of the Code.

—            Unaffiliated U.S. registered mutual funds including those that operate as “fund of funds,” collective trust funds, investment companies or other pooled investment vehicles.

—            Other investors for which the relevant Fund or BGFS has pre-approved the purchase.

Baillie Gifford Funds – Prospectus

The following categories of investors and accounts qualify to buy Class K shares of a Fund but the $10 million investment minimum is waived:

—            Employer sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs) that invest through a record-keeper or third party retirement platform.

—            Advisory programs where the shares are acquired on behalf of program participants in connection with a comprehensive fee or other advisory fee arrangement between the program participant and a registered broker dealer or investment adviser, trust company, bank, family office, multi-family office (referred to as the “Sponsor”) in which the program participant pays the Sponsor a fee for investment advisory or related services and the Sponsor or a broker-dealer through which the relevant Fund’s shares are acquired has an agreement with BGFS.

—            Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, provided BGFS has entered into a contract with the state sponsor of the program or one of its service providers to provide certain services relating to the operation of the program or to provide Fund shares for purchase in connection with the program.

—            Clients (other than defined contribution employer sponsored retirement plans) of an institutional consultant where (a) the consultant has undertaken to provide certain services directly to the client with respect to the client’s investment in a Fund and (b) the relevant Fund or BGFS, has notified that consultant in writing that the proposed investment is permissible.

—            Investment companies or other pooled vehicles that are managed by the Manager or its affiliates.

—            Directors or officers of the relevant Fund, or partners or employees of the Manager or its affiliates, or members of the immediate family of any of those persons.

—            Existing institutional separate account clients of the Manager or its affiliates.

—            Investors for whom the Fund or the Manager determines that a strategic reason exists for such a waiver.

—            Investors with an account which the Fund or the Manager believes will grow to meet the investment minimum in the future.

Class K shares are not available for purchase directly by members of the public, except as explicitly provided herein, or by those who require any form of sub-accounting, sub-transfer agency and/or other shareholder services payments from the relevant Fund.

Institutional Class Shares

Eligibility for the Institutional Class shares of a Fund is limited to certain banks, broker-dealers and other Financial Intermediaries, employee-sponsored retirement plans and other similar entities that require sub-accounting, sub-transfer agency, shareholder services payments and/or recordkeeping payments from the Fund for some or all of their underlying investors.

The following investors and accounts qualify to buy Institutional Class shares of a Fund:

—            Employer sponsored retirement plans that invest through a record-keeper or third party retirement platform;

—            Any trust or plan established as part of a qualified tuition program under Section 529 of the Code, if a contract exists between BGFS and/or its affiliates and the state sponsor of the program or one of its service providers, to provide the program:

º               services relating to operating the program; and/or

º               Fund shares for purchase which require sub-accounting, sub-transfer agency and/or other shareholder services payments from the Fund.

—            Advisory programs where the shares are acquired by a Sponsor on behalf of program participants if:

º               the program participant pays the Sponsor a fee for investment advisory or related services, under a comprehensive fee or other advisory fee arrangement; and

º               the Sponsor or the broker-dealer through which the relevant Fund’s shares are acquired has an agreement with BGFS.

—            Other investors for which a Fund or BGFS has pre-approved the purchase.

Institutional Class shares are not available for purchase directly by members of the public, except as explicitly provided herein.

You must be purchasing for your own account

Purchasers must be acquiring shares for their own account or through an authorized intermediary and for investment purposes only, or must otherwise be doing so in a manner acceptable to the Trust.

You must be a U.S. Person

Shares of each Fund are intended for investment by U.S. persons. The Manager and BGFS each reserve the right to reject any purchase order from any investor outside the U.S.

The Manager is not offering Fund shares to or with or otherwise promoting the Funds to any natural or legal persons domiciled or with a registered office in any European Economic Area member state (“EEA Member State”) where the European Union’s Alternative Investment Fund Managers Directive (“AIFMD”) is in force and effect. Furthermore, in light of the structure of the Funds and the manner in which they are managed, they do not fall within the scope of the AIFMD, and shareholders of the Funds are not subject to the protections of AIFMD or any implementing legislation relating to AIFMD. The Manager may in its discretion accept any such investor into a Fund, but only if it satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Funds.

Baillie Gifford Funds – Prospectus

Subscriptions may be rejected

Each Fund reserves the right to reject any purchase order for any reason that the Fund in its sole discretion deems appropriate.

In all cases, the Manager and BGFS reserve the right to reject any particular investment. In particular, and without limiting the generality of the foregoing the Manager or BGFS may reject an investment:

—            if in the opinion of the Manager or BGFS, the size of the investment and/or the transaction costs associated with the investment are such that there would be a dilution of a Fund’s net asset value;

—            if the Fund is unable to verify your identity within a reasonable time;

—            if you are proposing to purchase shares using securities and the Manager has determined that this is not appropriate; and

—            to the extent a plan sponsor wishes to rely upon the Manager or BGFS to provide recordkeeping services, such as maintaining plan and participant records; processing enrolment; processing participants’ investment elections, contributions, and distributions; and issuing account statements to participants or other personalized services with respect to individual beneficial owners.

Fund may change the terms

Each Fund reserves the right to suspend or change the terms of the offering of its shares. Each Fund may each stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Delivery of documents to accounts sharing an address

To reduce expenses, a Fund may mail only one copy of the Funds’ Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-844 394 6127, or contact your financial institution. We will begin sending you individual copies within thirty (30) days of receiving such request.

Buying, Selling and Exchanging Shares through Financial Intermediaries

What is a financial intermediary?

Financial intermediaries are firms that provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

How do I access a Fund through a financial intermediary?

Any financial intermediary which is properly authorized by the Funds can accept purchase, redemption and exchange orders on their behalf. The financial intermediary is responsible for transmitting your transaction request and funds in good form and in a timely manner to the applicable Fund.

Orders received for a Fund by an authorized financial intermediary (or other financial intermediaries designated by the financial intermediary) prior to the Pricing Point will be deemed to have been accepted by the Fund at that time and will be executed at that day’s closing share price.

The Funds will not be responsible for delays by the financial intermediary in transmitting your transaction request, including timely transfer of payment, to a Fund.

If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a financial intermediary, you may be required by the financial intermediary to pay additional fees. You should contact the financial intermediary for information concerning what additional fees, if any, may be charged.

What services are provided by financial intermediaries?

The actual services provided, and the payments made for such services, will vary from intermediary to intermediary.

Examples of intermediary services include:

—            establishing and maintaining one or more omnibus accounts with the Transfer Agent;

—            establishing and maintaining sub-accounts and sub-account balances for each plan participant that may be a holder of Fund shares;

—            processing orders by shareholders to purchase, redeem and exchange shares;

—            transmitting to the Transfer Agent net subscription or net redemption orders reflecting subscription, redemption and exchange orders received by it with respect to Fund shareholders;

—            receiving and transmitting the purchase price or redemption proceeds relating to orders;

—            mailing periodic reports, transaction confirmations and sub-account information to beneficial owners and plan participants;

—            answering inquiries about the Funds or a plan participant’s sub-account balances or distribution options;

—            providing assistance to shareholders effecting changes to their dividend options, account designations or addresses;

—            disbursing income dividends and capital gains distributions;

—            preparing and delivering to shareholders, and state and federal authorities including the United States Internal Revenue Service, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; and

—            withholding on dividends and distributions as may be required by state or federal authorities from time to time.

How are financial intermediaries compensated?

It is expected that Institutional Class shares of the Funds will make payments, or reimburse the Manager or its affiliates for payments they make, to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services.

Baillie Gifford Funds – Prospectus

The amount of such payments and/or reimbursement is subject to the caps established by the Board and is reviewed by the Trustees periodically.

The nature and extent of sub-accounting services provided to Institutional Class shareholders and the amount of sub-accounting fees charged to the Funds will vary among financial intermediaries. Institutional Class shares bear sub-accounting expenses on a class-wide basis. As such, the rate at which these expenses are incurred, as a percentage of Institutional Class net assets, will be a blended rate of the rates charged by various financial intermediaries holding shares in the Funds. In instances where this blended rate is higher than the rate charged to a Fund by your financial intermediary, you will bear the higher blended rate instead of the lower rate charged to the Fund by your financial intermediary. In instances where this blended rate is lower than the rate charged to a Fund by your financial intermediary, you will bear the lower blended rate instead of the higher rate charged to the Fund by your financial intermediary. All payments made by the Funds to financial intermediaries are for bona fide shareholder services and are not primarily intended to result in the sale of Fund shares.

Additional information concerning payments the Fund, the Manager or their affiliates may make to financial intermediaries, and the services provided by financial intermediaries, can be found in the SAI under “Manager—Payments to Financial Intermediaries.”

How to Sell Shares

Process

Redemption Request - You can redeem your shares by taking either of the following steps:

1.              Through your broker or financial intermediary. If you hold shares through a financial intermediary, you may redeem shares by making a request to your intermediary. Your intermediary may charge you a transaction fee or other fee in return for its services.

2.              Mail or email a redemption request to the Transfer Agent, in the Manager’s prescribed form, which includes:

º     the name of the Fund;

º     the exact name in which shares are registered;

º     the number of shares or the dollar amount of shares to be redeemed;

º     a signature by all owners of the shares, in accordance with the form of registration;

º     the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

º     the trade date.

Redemption orders cannot be cancelled after the Trust has received a redemption request. This is the case even if the request is received prior to the Pricing Point.

Redemption Payment - Cash payments will be transferred for payment into your account after a request for redemption is received by the Trust in good order. The Funds generally expect to pay out redemption proceeds to redeeming shareholders within 1 business day following the trade date indicated in the redemption request, but have in the past, and may in the future, delay settlement of redemptions to the third business day following the trade date in response to unusually large redemption requests, and each Fund reserves the right to satisfy redemption requests up to seven days following the trade date indicated in the redemption request. The possibility of delayed settlement is greater for smaller Funds or for Funds with particularly concentrated investor bases. The Funds typically meet redemption requests by using holdings of cash and cash equivalents or by selling portfolio assets. The Funds may also, under normal or stressed market conditions, use a credit facility or trade portfolio holdings ahead of the trade date to meet significant requests for redemption.

If you request a whole or part in-kind distribution of securities held by the Fund in lieu of cash, the Manager will grant this if it determines, in the Manager’s sole discretion, that to do so is lawful and will not be detrimental to the best interests of the remaining shareholders of the Fund. This is subject to each Fund’s election under Rule 18f-1 described below under “Election under 18f-1.” If you intend to request a distribution in kind, please note:

—            Securities distributed in connection with the request will be valued in accordance with the Fund’s procedures for valuation described under “How Shares are Priced.”

—            Securities and assets distributed will be selected by the Manager in accordance with procedures approved by the Board and generally will represent a pro-rata distribution of each holding in the Fund’s portfolio, subject to certain exceptions under relevant procedures.

—            You may incur market-imposed taxes or charges in connection with assuming title to such securities from the Funds, and may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

Change of Information - If you need to change or update your account information, you may do so through your financial intermediary, or by mailing or emailing the Transfer Agent a designation of the new accounts and any change in the accounts originally designated for the depositing of funds. This must be signed by the relevant authorized signatories of the subscriber. A Fund or its agent may take additional steps to verify changes to account information, especially bank account details, before transferring redemption amounts. If you hold an account directly with the Transfer Agent, all redemptions and dividend disbursements will be processed according to the bank account details you provided upon your initial account set-up, unless you have contacted the Transfer Agent to change those details. Please see the back cover of this Prospectus for information on how to contact the Transfer Agent.

When you can redeem shares

Shares may be redeemed on any day on which the NYSE is open for trading.

Please note that the Trust may suspend the right of redemption and may postpone payment for any Fund for more than seven days during an emergency which makes it impracticable for a

Baillie Gifford Funds – Prospectus

Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

Automatic Redemptions

Each Fund reserves the right to redeem or require the transfer of any individual’s shares if:

—            The holding of the shares by such person is unlawful;

—            In the opinion of the Board or the Fund’s service providers, the holding might result in the Fund or the shareholders as a whole incurring any liability to taxation or suffering pecuniary or material administrative disadvantage which the Fund or the shareholders as a whole might not otherwise suffer or incur; or

—            The Fund cannot verify your identity.

Short-Term Trading

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” These practices may present risks to the Funds, including increased transaction costs, interference with the efficient management of the Funds, and dilution of investment returns.

Frequent, short-term trading, abusive trading practices and market timing (together, “Frequent Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the Funds. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Frequent Trading into and out of a Fund may harm the Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

The Board has adopted a “Frequent Trading Policy” (the “Policy”) to discourage Frequent Trading. Under the Policy, the Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Frequent Trading activities.

As a means to protect each Fund and its shareholders from Frequent Trading in Class K and Institutional Class shares:

—            The Transfer Agent arranges for the compilation, monitoring and reporting of account-level information on underlying shareholder activity on a risk-based approach designed to identify trading that could adversely impact the Funds;

—            The Funds have obtained information from each Financial Intermediary holding shares in an omnibus account with the Funds regarding whether the Financial Intermediary has adopted and maintains procedures that are reasonably designed to protect the Funds against harmful short-term trading;

—            With respect to Funds that invest in securities that trade on foreign markets, pursuant to the Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service; and

—            The Board may from time to time consider whether it is necessary or appropriate for a Fund to impose a redemption fee not exceeding 2% that, in the Board’s judgment, is necessary or appropriate to recoup the costs and limit any dilution resulting from frequent redemptions. Any such redemption fee would be imposed only to manage the impact of ongoing frequent trading or other abusive trading practices and would not be imposed retrospectively on historic trades.

Under the Policy, Frequent Trading includes certain material “Round Trip” transactions (meaning a series of transactions within the same Fund and within a defined time period, consisting of either (a) a purchase or exchange, followed by a redemption or exchange, followed by a purchase or exchange; or (b) a redemption or exchange, followed by a purchase or exchange, followed by a redemption or exchange). If a shareholder engages in Frequent Trading, the Funds may take certain remedial or preventive measures, including rejecting any purchase, in whole or in part. The Funds reserve the right to reject purchase orders by any person whose trading activity in Fund shares is deemed harmful to the Funds.

While the Funds attempt to discourage Frequent Trading, there can be no guarantee that they will be able to identify investors who are engaging in Frequent Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that it may not always be able to detect or prevent Frequent Trading or other activity that may disadvantage the Funds or their shareholders.

A Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Escheatment

If your account is held directly with a Fund and is later deemed “abandoned” or “unclaimed” under state law, the Fund may be required to “escheat” or transfer the assets in your account to the applicable state’s unclaimed property administration. The state may sell or redeem escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold or redeemed. The Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Election under Rule 18f-1

The Trust, on behalf of each Fund included in this Prospectus, has made an election pursuant to Rule 18f-1 under the 1940 Act committing each such Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund’s net asset value at the beginning of the period. This election is irrevocable without prior approval by the Securities and Exchange Commission. Each Fund reserves the right to pay redemption proceeds in-kind except as described above.

Baillie Gifford Funds – Prospectus

Share Dividends and Distributions

It is the practice of each Fund to distribute, annually, all net investment income received from investments alongside any net realized capital gains earned through trading activities.

Distributions will be automatically reinvested in Fund shares unless you submit a request for a cash payment with at least ten days’ prior notice, before the record date for distribution, to the Transfer Agent.

Tax

The following discussion is for general information purposes only. Prospective and actual shareholders should consult their own tax advisers with respect to their particular circumstances and the effect of state, local, or foreign tax laws to which they may be subject.

The following discussion provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders, and it does not address the U.S. federal income tax treatment of shareholders that are subject to special tax regimes such as certain financial institutions, insurance companies, dealers in securities or foreign currencies, U.S. shareholders whose functional currency (as defined in Section 985 of the Code) is not the U.S. dollar, persons investing through defined contribution plans and other tax-qualified plans, and persons that hold shares in a Fund as part of a “straddle,” “conversion transaction,” “hedge,” or other integrated investment strategy. All such prospective and actual shareholders are urged to consult their own tax advisers with respect to the U.S. tax treatment of an investment in shares of a Fund.

The discussion below as it relates to U.S. federal income tax consequences is based upon the Code and regulations, rulings, and judicial decisions thereunder as of the date hereof. Such authorities may be repealed, revoked, or modified (possibly on a retroactive basis) so as to result in U.S. federal income tax consequences different from those discussed below. The Funds have not sought an opinion of legal counsel as to any specific U.S. tax matters.

U.S. Shareholders

The following discussion addresses certain U.S. federal income tax considerations which may be relevant to investors that:

—            are citizens or residents of the United States, or corporations, partnerships, or other entities created or organized under the laws of the United States or any political subdivision thereof, estates that are subject to United States federal income taxation regardless of the source of their income or trusts if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) the trust has a valid election in effect under applicable Treasury regulations to be treated as a United States person; and

—            hold, directly or indirectly, shares of a Fund as a capital asset (each such investor a “U.S. shareholder”).

Tax Status

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes.

Each Fund has elected or, in the case of a new Fund, intends to elect to be treated as a regulated investment company under Subchapter M of the Code and intends each year to qualify and be eligible for treatment as such. In order to qualify and be eligible for treatment as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, derive at least 90% of its gross income each year from certain sources of “qualifying income” and comply with certain asset diversification and distribution requirements.

So long as a Fund qualifies for treatment as a regulated investment company, the Fund itself generally will not be subject to U.S. federal income tax to the extent that it distributes to its shareholders, in a timely manner, dividend, interest and certain other income, its net realized short-term capital gains and its net realized long-term capital gains.

The remainder of this discussion assumes that each Fund will qualify as a regulated investment company.

Excise Tax

Each Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts, if it fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one year period ending October 31 (or for the one-year period ending December 31 if the Fund so elects), plus any retained amount from the prior year. Distributions made in January will generally be deemed to have been paid by such Fund on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance it will make such distributions.

Personal Holding Company Rules

If a Fund were to be a “personal holding company,” it would potentially need to comply with additional requirements with respect to its distributions to shareholders in order to avoid a Fund-level tax under the personal holding company rules.

Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders subject to tax as ordinary income.

Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long the shareholder has owned its shares.

Distributions of net capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year and that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gains and taxed to individuals at reduced rates relative to ordinary income. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income”—as further defined in the SAI—will be taxed in the hands of

Baillie Gifford Funds – Prospectus

individuals at the rates applicable to long-term capital gains provided that holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to a shareholder (other than a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) even if they are paid from income or gains earned by a Fund before the shareholder’s investment (and thus were included in the price paid by the shareholder for Fund shares). Distributions from a Fund will be taxed as described above whether received in cash or in additional Fund shares.

Notwithstanding the foregoing, each of the Funds may retain (a) investment company taxable income, subject to the distribution requirements applicable for qualification as a regulated investment company under the Code or (b) net capital gains and pay a Fund-level tax on any such retained amounts.

Medicare Tax

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by a Fund, and net gains recognized on the sale, exchange, redemption or other taxable disposition of shares of a Fund.

Sale, Exchange or Redemption

A sale, exchange, or redemption of shares of a Fund, including a redemption in-kind, is a taxable event to the selling, exchanging, or redeeming shareholder. An exchange of a Fund’s shares for shares of another Baillie Gifford fund will be treated as a sale of the Fund’s shares. Any gain resulting from a sale, exchange (including an exchange for shares of another Baillie Gifford fund), or redemption of shares in a Fund will generally (except in the case of a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) be subject to federal income tax at either short-term or long-term capital gain rates depending on how long the shareholder has owned the shares.

Foreign Currency and Other Derivative Transactions

A Fund’s transactions in foreign currencies and certain derivative instruments, including options, futures contracts, forward contracts, swaps and straddles, as well as any of its hedging transactions may be subject to special tax rules and may produce a difference between the Fund’s book income and taxable income. The special tax rules to which such transactions are subject may accelerate income or defer losses of a Fund, or otherwise affect the amount, timing or character of distributions to shareholders. A difference between a Fund’s book and taxable income may cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company.

Debt Transactions

A Fund’s investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

Foreign Taxes

Each Fund may be subject to foreign withholding and other taxes on income, gains and proceeds derived from foreign investments. Such taxes would reduce the yield on a Fund’s investments. However, as described immediately below, shareholders may be entitled to claim a credit or deduction with respect to their share of foreign taxes incurred by a Fund.

Foreign Tax Credit or Deduction

If more than 50% of a Fund’s assets at taxable year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens or residents or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro-rata portions of foreign income taxes paid by the Fund. In such case, income of a Fund from non-U.S. sources that is distributed to Fund shareholders would be treated as income from non-U.S. sources to the shareholders. The amount of foreign income taxes paid by a Fund would be treated as foreign taxes paid directly by Fund shareholders and, in addition, this amount would be treated as additional income to Fund shareholders from non-U.S. sources regardless of whether the Fund shareholder would be eligible to claim a foreign tax credit or deduction in respect of those taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including, with respect to the foreign tax credit, a holding period requirement applied at both the Fund and the shareholder level). Prospective investors should also consult the discussion in the SAI regarding investment by a Fund in securities of certain foreign corporations.

Annual Tax Reports

Where required, the Funds will provide shareholders with federal tax information annually, including information about dividends and distributions paid during the preceding year.

IRS Returns

Shareholders may be required to file an information return with the Internal Revenue Service (“IRS”) including, but not limited to, if they recognize certain levels of losses with respect to shares in a Fund ($2 million or more for an individual shareholder or $10 million or more for a corporate shareholder), or are deemed to have participated in a confidential transaction involving shares in a Fund.

FinCEN Form 114

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders are urged to consult a tax

Baillie Gifford Funds – Prospectus

advisor regarding the applicability to them of this reporting requirement.

Backup Withholding Tax

A Fund generally is required to apply backup withholding and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Non-U.S. Persons Tax Treatment

Fund shareholders who are not U.S. citizens or residents or that are foreign corporations, partnerships, trusts or estates may be subject to substantially different tax treatment with respect to distributions from the Funds.

Baillie Gifford Funds – Prospectus

Financial Highlights

The financial highlights tables for each Fund active as of December 31, 2018 are included below. The Asia Ex Japan Fund has not yet commenced operations, so financial highlights tables are not included for that Fund. The financial highlights tables for The Asia Ex Japan Fund will be included in the annual report covering the first fiscal year following that Fund’s commencement of investment operations.

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information for the years or periods ended December 31, 2017 and 2018 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the financial statements as of December 31, 2018 of each Fund active as of December 31, 2018, is included in the Funds’ annual report, which is available upon request. Financial highlights for years or periods ended before December 31, 2017 were audited by the Funds’ prior independent registered public accounting firm.

EAFE Fund

Selected data for a Class K Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.38	$12.02

From Investment Operations
Net investment income(b)	0.10	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.60)	2.71
Net increase (decrease) in net asset value from investment operations	(2.50)	2.72

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.10)	(0.07)
Distributions from net realized gain on investments	(1.03)	(0.29)
Return of Capital	(0.02)	–
Total Dividends and Distributions	(1.15)	(0.36)

Net asset value, end of period	$10.73	$14.38

Total Return
Total return based on net asset value(c)	(17.32)%	22.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5	$6
Ratio of net expenses to average net assets	0.60%	0.60%*
Ratio of net investment income to average net assets	0.72%	0.14%*
Portfolio turnover rate(d)	14%	9%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

EAFE Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.38	$12.02

From Investment Operations
Net investment income (loss)(b)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.49)(e)	2.71
Net increase (decrease) in net asset value from investment operations	(2.50)	2.72

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.11)	(0.07)
Distributions from net realized gain on investments	(1.03)	(0.29)
Return of Capital	(0.02)	–
Total Dividends and Distributions	(1.16)	(0.36)

Net asset value, end of period	$10.72	$14.38

Total Return
Total return based on net asset value(c)	(17.34)%	22.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,081	$6
Ratio of net expenses to average net assets	0.69%	0.60%*
Ratio of net investment income (loss) to average net assets	(0.23)%	0.14%*
Portfolio turnover rate(d)	14%	9%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

(e)                Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

Baillie Gifford Funds – Prospectus

EAFE Choice Fund

Selected data for a Class K Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.10	$14.15

From Investment Operations
Net investment income(b)	0.04	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.68)	2.13
Net increase (decrease) in net asset value from investment operations	(2.64)	2.21

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.11)	(0.26)
Distributions from net realized gain on investments	(0.23)	–
Total Dividends and Distributions	(0.34)	(0.26)

Net asset value, end of period	$13.12	$16.10

Total Return
Total return based on net asset value(c)	(16.36)%	15.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,827	$6
Ratio of net expenses to average net assets	0.68%	0.68%*
Ratio of net investment income to average net assets	0.42%	0.73%*
Portfolio turnover rate(d)	26%	12%

*                    Annualized.

(a)                Commencement of operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

EAFE Choice Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.09	$14.15

From Investment Operations
Net investment income(b)	0.07	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.73)	2.21
Net increase (decrease) in net asset value from investment operations	(2.66)	2.22

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.10)	(0.28)
Distributions from net realized gain on investments	(0.23)	–
Total Dividends and Distributions	(0.33)	(0.28)

Net asset value, end of period	$13.10	$16.09

Total Return
Total return based on net asset value(c)	(16.50)%	15.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,768	$201
Ratio of net expenses to average net assets	0.78%	0.68%*
Ratio of net investment income to average net assets	0.47%	0.14%*
Portfolio turnover rate(d)	26%	12%

*                    Annualized.

(a)                Commencement of operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

EAFE Pure Fund

Selected data for a Class K Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.06	$10.74

From Investment Operations
Net investment income(b)	0.11	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.04)	1.47
Net increase (decrease) in net asset value from investment operations	(1.93)	1.54

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.04)	(0.22)
Distributions from net realized gain on investments	(0.06)	–
Total Dividends and Distributions	(0.10)	(0.22)

Net asset value, end of period	$10.03	$12.06

Total Return
Total return based on net asset value(c)	(16.05)%	14.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$152,397	$6
Ratio of net expenses to average net assets	0.67%	0.66%*
Ratio of net investment income to average net assets	0.99%	0.87%*
Portfolio turnover rate(d)	14%	21%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

EAFE Pure Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.06	$10.74

From Investment Operations
Net investment income(b)	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.00)	1.47
Net increase (decrease) in net asset value from investment operations	(1.94)	1.54

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.04)	(0.22)
Distributions from net realized gain on investments	(0.06)	–
Total Dividends and Distributions	(0.10)	(0.22)

Net asset value, end of period	$10.02	$12.06

Total Return
Total return based on net asset value(c)	(16.13)%	14.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,862	$6
Ratio of net expenses to average net assets	0.77%	0.66%*
Ratio of net investment income to average net assets	0.59%	0.87%*
Portfolio turnover rate(d)	14%	21%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

Emerging Markets Fund

Selected data for a Class K Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$22.79	$18.22

From Investment Operations
Net investment income(b)	0.34	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.75)	5.00
Net increase (decrease) in net asset value from investment operations	(3.41)	5.02

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.26)	(0.27)
Distributions from net realized gain on investments	(1.55)	(0.18)
Total Dividends and Distributions	(1.81)	(0.45)

Net asset value, end of period	$17.57	$22.79

Total Return
Total return based on net asset value(c)	(14.91)%	27.57%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$499,172	$73,349
Ratio of net expenses to average net assets	0.84%	0.85%*
Ratio of net investment income to average net assets	1.65%	0.18%*
Portfolio turnover rate(d)	22%	33%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

Emerging Markets Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$22.80	$18.22

From Investment Operations
Net investment income(b)	0.11	0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.54)	4.86
Net increase (decrease) in net asset value from investment operations	(3.43)	5.02

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.26)	(0.26)
Distributions from net realized gain on investments	(1.55)	(0.18)
Total Dividends and Distributions	(1.81)	(0.44)

Net asset value, end of period	$17.56	$22.80

Total Return
Total return based on net asset value(c)	(14.98)%	27.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$255,795	$6
Ratio of net expenses to average net assets	0.95%	0.85%*
Ratio of net investment income to average net assets	0.68%	1.13%*
Portfolio turnover rate(d)	22%	33%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

Global Alpha Equity Fund

Selected data for a Class K Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$18.82	$16.56

From Investment Operations
Net investment income(b)	0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.92)	2.96
Net increase (decrease) in net asset value from investment operations	(1.81)	2.98

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.13)	(0.15)
Distributions from net realized gain on investments	(3.77)	(0.57)
Total Dividends and Distributions	(3.90)	(0.72)

Net asset value, end of period	$13.11	$18.82

Total Return
Total return based on net asset value(c)	(9.38)%	17.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,427	$56,163
Ratio of net expenses to average net assets	0.68%	0.68%*
Ratio of net investment income to average net assets	0.56%	0.17%*
Portfolio turnover rate(d)	18%	27%

*                    Annualized.

(a)                Commencement of operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

Baillie Gifford Funds – Prospectus

Global Alpha Equity Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$18.84	$16.56

From Investment Operations
Net investment income(b)	0.12	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.94)	2.95
Net increase (decrease) in net asset value from investment operations	(1.82)	2.99

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.13)	(0.14)
Distributions from net realized gain on investments	(3.77)	(0.57)
Total Dividends and Distributions	(3.90)	(0.71)

Net asset value, end of period	$13.12	$18.84

Total Return
Total return based on net asset value(c)	(9.42)%	18.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5	$6
Ratio of net expenses to average net assets	0.68%	0.67%*
Ratio of net investment income to average net assets	0.62%	0.35%*
Portfolio turnover rate(d)	18%	27%

*                    Annualized.

(a)                Commencement of operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

Baillie Gifford Funds – Prospectus

Global Select Equity Fund

Selected data for a Class K Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.15	$10.00

From Investment Operations
Net investment income (loss)(b)	0.03	(0.00)(c)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.99)	0.15
Net increase (decrease) in net asset value from investment operations	(0.96)	0.15

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.02)	–
Distributions from net realized gain on investments	(0.08)	–
Total Dividends and Distributions	(0.10)	–

Net asset value, end of period	$9.09	$10.15

Total Return
Total return based on net asset value(d)	(9.43)%	1.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,378	$1,523
Ratio of net expenses to average net assets, before waiver	5.53%	18.55%*
Ratio of net expenses to average net assets, after waiver	0.65%	0.65%*
Ratio of net investment income (loss) to average net assets	0.25%	(0.31)%*
Portfolio turnover rate(e)	14%	0%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                 Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                 Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

Global Select Equity Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.15	$10.00

From Investment Operations
Net investment income (loss)(b)	0.03	(0.00)(c)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.99)	0.15
Net increase (decrease) in net asset value from investment operations	(0.96)	0.15

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.02)	–
Distributions from net realized gain on investments	(0.08)	–
Total Dividends and Distributions	(0.10)	–

Net asset value, end of period	$9.09	$10.15

Total Return
Total return based on net asset value(d)	(9.43)%	1.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,379	$1,523
Ratio of net expenses to average net assets, before waiver	5.53%	18.55%*
Ratio of net expenses to average net assets, after waiver	0.65%	0.80%*
Ratio of net investment income (loss) to average net assets	0.25%	(0.31)%*
Portfolio turnover rate(e)	14%	0%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

International Concentrated Growth Fund

Selected data for a Class K Share outstanding throughout each period

	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.05	$10.00

From Investment Operations
Net investment loss(b)	(0.03)	(0.00)(c)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.27)	0.05
Net increase (decrease) in net asset value from investment operations	(1.30)	0.05

Net asset value, end of period	$8.75	$10.05

Total Return
Total return based on net asset value(d)	(12.84)%	0.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,852	$502
Ratio of net expenses to average net assets, before waiver	1.07%	53.29%*
Ratio of net expenses to average net assets, after waiver	0.72%	0.72%*
Ratio of net investment loss to average net assets	(0.26)%	(0.68)%*
Portfolio turnover rate(e)	32%	0%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

International Concentrated Growth Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.05	$10.00

From Investment Operations
Net investment loss(b)	(0.06)	(0.00)(c)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.27)	0.05
Net increase (decrease) in net asset value from investment operations	(1.33)	0.05

Net asset value, end of period	$8.72	$10.05

Total Return
Total return based on net asset value(d)	(13.23)%	0.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$476	$502
Ratio of net expenses to average net assets, before waiver	1.16%	53.29%*
Ratio of net expenses to average net assets, after waiver	0.81%	0.87%*
Ratio of net investment loss to average net assets	(0.53)%	(0.68)%*
Portfolio turnover rate(e)	32%	0%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

International Equity Fund

Selected data for a Class K Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.17	$12.44

From Investment Operations
Net investment income(b)	0.17	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.52)	2.25
Net increase (decrease) in net asset value from investment operations	(2.35)	2.26

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.19)	(0.17)
Distributions from net realized gain on investments	(0.88)	(0.36)
Total Dividends and Distributions	(1.07)	(0.53)

Net asset value, end of period	$10.75	$14.17

Total Return
Total return based on net asset value(c)	(16.54)%	18.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$290,186	$108,728
Ratio of net expenses to average net assets	0.62%	0.63%*
Ratio of net investment income to average net assets	1.26%	0.12%*
Portfolio turnover rate(d)	33%	12%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

International Equity Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.19	$12.44

From Investment Operations
Net investment income(b)	0.22	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.59)	2.17
Net increase (decrease) in net asset value from investment operations	(2.37)	2.26

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.15)	(0.15)
Distributions from net realized gain on investments	(0.88)	(0.36)
Total Dividends and Distributions	(1.03)	(0.51)

Net asset value, end of period	$10.79	$14.19

Total Return
Total return based on net asset value(c)	(16.68)%	18.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,019	$6
Ratio of net expenses to average net assets	0.72%	0.62%*
Ratio of net investment income to average net assets	1.58%	1.01%*
Portfolio turnover rate(d)	33%	12%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

International Smaller Companies Fund

Selected data for a Class K Share outstanding throughout the period:

For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$10.00

From Investment Operations
Net investment gain(b)	0.01
Net realized and unrealized loss on investments and foreign currency transactions	(0.06)
Net decrease in net asset value from investment operations	(0.05)

Net asset value, end of period	$9.95

Total Return
Total return based on net asset value(c)	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$497
Ratio of net expenses to average net assets, before waiver	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90%*
Ratio of net investment loss to average net assets	1.85%*
Portfolio turnover rate(d)	0%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

International Smaller Companies Fund

Selected data for an Institutional Class Share outstanding throughout the period:

For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$10.00

From Investment Operations
Net investment gain(b)	0.01
Net realized and unrealized loss on investments and foreign currency transactions	(0.06)
Net decrease in net asset value from investment operations	(0.05)

Net asset value, end of period	$9.95

Total Return
Total return based on net asset value(c)	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$498
Ratio of net expenses to average net assets, before waiver	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90%*
Ratio of net investment loss to average net assets	1.85%*
Portfolio turnover rate(d)	0%

*       Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

Long Term Global Growth Equity Fund

Selected data for a Class K Share outstanding throughout each period

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$17.34	$13.96

From Investment Operations
Net investment loss(b)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.22)	3.45
Net increase (decrease) in net asset value from investment operations	(0.26)	3.38

Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	(1.56)	–
Total Dividends and Distributions	(1.56)	–

Net asset value, end of period	$15.52	$17.34

Total Return
Total return based on net asset value(c)	(1.41)%	24.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,402	$70,639
Ratio of net expenses to average net assets, before waiver	0.79%	0.80%*
Ratio of net expenses to average net assets, after waiver	0.77%	0.77%*
Ratio of net investment loss to average net assets	(0.23)%	(0.61)%*
Portfolio turnover rate(d)	16%	13%

*       Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

Baillie Gifford Funds – Prospectus

Long Term Global Growth Equity Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$17.34	$13.96

From Investment Operations
Net investment loss(b)	(0.19)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.08)(e)	3.44
Net increase in net asset value from investment operations	(0.27)	3.38

Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	(1.56)	–
Total Dividends and Distributions	(1.56)	–

Net asset value, end of period	$15.51	$17.34

Total Return
Total return based on net asset value(c)	(1.47)%	24.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$356	$6
Ratio of net expenses to average net assets, before waiver	0.88%	0.80%*
Ratio of net expenses to average net assets, after waiver	0.87%	0.80%*
Ratio of net investment loss to average net assets	(0.91)%	(0.56)%*
Portfolio turnover rate(d)	16%	13%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

(e)                Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

Baillie Gifford Funds – Prospectus

Positive Change Equity Fund

Selected data for a Class K Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.16	$10.00

From Investment Operations
Net investment loss(b)	(0.02)	(0.00)(c)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)(f)	0.16
Net increase (decrease) in net asset value from investment operations	(0.06)	0.16

Net asset value, end of period	$10.10	$10.16

Total Return
Total return based on net asset value(d)	(0.59)%	1.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,036	$508
Ratio of expenses to average net assets, before waiver	3.21%	53.13%*
Ratio of net expenses to average net assets, after waiver	0.65%	0.65%*
Ratio of net investment income (loss) to average net assets	(0.14)%	(0.47)%*
Portfolio turnover rate(e)	7%	0%

*                    Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                Portfolio turnover rate calculated at each Fund level.

(f)                  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

Baillie Gifford Funds – Prospectus

Positive Change Equity Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$10.16	$10.00

From Investment Operations
Net investment loss(b)	(0.02)	(0.00)(c)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)(f)	0.16
Net increase (decrease) in net asset value from investment operations	(0.06)	0.16

Net asset value, end of period	$10.10	$10.16

Total Return
Total return based on net asset value(d)	(0.59)%	1.60%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,492	$508
Ratio of expenses to average net assets, before waiver	3.21%	53.13%*
Ratio of net expenses to average net assets, after waiver	0.65%	0.80%*
Ratio of net investment loss to average net assets	(0.14)%	(0.47)%*
Portfolio turnover rate(e)	7%	0%

*       Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                Portfolio turnover rate calculated at each Fund level.

(f)                  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

Baillie Gifford Funds – Prospectus

U.S. Equity Growth Fund

Selected data for a Class K Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.39	$11.49

From Investment Operations
Net investment loss(b)	(0.07)	(0.03)
Net realized and unrealized gain on investments	1.22(e)	1.98
Net increase in net asset value from investment operations	1.15	1.95

Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	(0.29)	(0.05)
Total Dividends and Distributions	(0.29)	(0.05)

Net asset value, end of period	$14.25	$13.39

Total Return
Total return based on net asset value(c)	8.60%	17.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,594	$1,344
Ratio of net expenses to average net assets, before waiver	7.75%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.63%	0.57%*
Ratio of net investment loss to average net assets	(0.46)%	(0.31)%*
Portfolio turnover rate(d)	107%	15%

*                     Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

(e)                Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

Baillie Gifford Funds – Prospectus

U.S. Equity Growth Fund

Selected data for an Institutional Class Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.39	$11.49

From Investment Operations
Net investment loss(b)	(0.10)	(0.03)
Net realized and unrealized gain on investments	1.21(e)	1.98
Net increase in net asset value from investment operations	1.11	1.95

Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	(0.29)	(0.05)
Total Dividends and Distributions	(0.29)	(0.05)

Net asset value, end of period	$14.21	$13.39

Total Return
Total return based on net asset value(c)	8.30%	17.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6	$6
Ratio of net expenses to average net assets, before waiver	6.69%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.78%	0.72%*
Ratio of net investment loss to average net assets	(0.53)%	(0.31)%*
Portfolio turnover rate(d)	107%	15%

*                     Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

(e)                Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

Baillie Gifford Funds – Prospectus

Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund’s performance and the presentation of such performance. The Average Annual Total Returns Table in each Fund Summary compares the relevant Fund’s returns with those of a broad-based market index. The sub-section below titled “Index Descriptions” describes the market indices that are used in each Fund Summary and referenced in the Principal Investment Strategies of certain Funds. The sub-section below titled “Share Class Performance” describes the calculation of each Fund’s class-by-class performance.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, taxes (including withholding taxes), brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

Index Descriptions

The MSCI All Country Asia Ex Japan Index captures large and mid-cap representation across 2 of 3 Developed Markets countries (excluding Japan) and 9 Emerging Markets countries in Asia. With 944 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI All Country World (“ACWI”) Index captures large and mid-cap representation across 23 Developed Markets and 24 Emerging Markets countries. With more than 2,771 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI ACWI (ex U.S.) Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,148 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 4,116 constituents, the index covers approximately 14% of the global equity opportunity set outside the US.

The MSCI Emerging Markets (“EM”) Index captures large and mid-cap representation across 24 Emerging Markets countries. With 1,136 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Emerging Markets countries include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Pakistan, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI Europe Australasia Far East (“EAFE”) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries around the world, excluding the US and Canada. With 920 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The Russell 1000 Growth Index captures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.

The S&P 500 Index consists of securities from 500 companies and captures large-cap U.S. equities. The market capitalization of companies captured by the index totals approximately $2.2 trillion. The median market capitalization of a company included in the index is approximately $20 billion. It is not possible to invest directly in the index.

Index Disclaimers

The S&P 500 is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

The Russell 1000 Growth Index. The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell®” is a trade mark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index the data. Neither LSE Group nor its licensors accept any liability or any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this

Baillie Gifford Funds – Prospectus

Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.

Share Class Performance

Information about a Fund’s performance is based on that Fund’s record to a recent date and is not intended to indicate future performance. Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return for any prior period should not be considered as a representation of what an investor’s total return will be in any future period. The Trust’s annual and semi-annual reports to shareholders contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed at the end of this Prospectus.

The total return presentations in the Fund summaries has, for certain Funds, been based on the performance of a different class that dates back to a Fund’s inception or that has the longest history of continuous operation. The resulting performance information shown has been adjusted to reflect certain fees and expenses applicable to Institutional Class shares, and, in some cases, Class K shares, which are expected generally to be higher than the fees and expenses of the class on which its performance information is based. These adjustments thus generally result in estimated performance results that are lower than the actual results of the class on which the performance information is based, as a result of differing levels of fees and expenses borne.

The following table shows the most recent inception dates for the classes of shares of the Funds that were operational as of December 31, 2018.

Fund	Most Recent Inception Date of Fund	Class	Most Recent Inception Date of Class
The EAFE Fund	March 6, 2008	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	March 6, 2008
		Class 3	April 19, 2010
		Class 4	October 10, 2016
		Class 5	July 19, 2012
The EAFE Choice Fund	December 17, 2009	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	December 17, 2009
		Class 3	July 7, 2014(1)
		Class 4	—
		Class 5	—
The EAFE Pure Fund	April 15, 2014	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	April 15, 2014
		Class 3	March 24, 2017
		Class 4	—
		Class 5	—

Fund	Most Recent Inception Date of Fund	Class	Most Recent Inception Date of Class
The Emerging Markets Fund(2)	April 4, 2003	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	March 2, 2015
		Class 3	April 1, 2016
		Class 4	November 2, 2015(3)
		Class 5	April 4, 2013
The Global Alpha Equity Fund	November 15, 2011	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	January 6, 2013
		Class 3	November 15, 2011
		Class 4	July 10, 2017
		Class 5	—
The Global Select Equity Fund	December 14, 2017	K	December 14, 2017
		Institutional	December 14, 2017
The International Concentrated Growth Fund	December 14, 2017	K	December 14, 2017
		Institutional	December 14, 2017
The International Equity Fund(4)	February 7, 2008	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	February 7, 2008
		Class 3	September 1, 2010
		Class 4	July 10, 2017
		Class 5	April 7, 2014
The International Smaller Companies Fund	December 19, 2018	K	December 19, 2018
		Institutional	December 19, 2018
The Long Term Global Growth Equity Fund	June 10, 2014	K	April 28, 2017
		Institutional	April 28, 2017
		Class 2	June 10, 2014
		Class 3	—
		Class 4	October 7, 2015(5)
		Class 5	April 9, 2018
The Positive Change Equity Fund	December 14, 2017	K	December 14, 2017
		Institutional	December 14, 2017
The U.S. Equity Growth Fund(6)	December 5, 2016	K	May 1, 2017
		Institutional	April 28, 2017

(1)                Class 3 shares of The EAFE Choice Fund were operational between July 7, 2014 and April 9, 2018.

Baillie Gifford Funds – Prospectus

(2)                Effective January 1, 2015, the share class structure of the Emerging Markets Fund was changed, and shares previously designated as Class III shares were converted to Class 5 shares. The performance information provided in the Fund Summary for Class 5 reflects the performance for Class III for periods prior to January 1, 2015. Class III shares were subject to a higher shareholder service fee than Class 5 shares, and no adjustment has been made to the performance information shown for Class 5 to reflect its different expense structure.

(3)                Class 4 shares of The Emerging Markets Fund were operational from November 2, 2015 until October 10, 2016.

(4)                The Fund was active for intervals between November 1, 2000 and November 22, 2005, and was inactive until it most recently recommenced operations on February 7, 2008.

(5)                Class 4 shares of The Long Term Global Growth Equity Fund were operational between October 7, 2015 and April 9, 2018.

(6)                The inception date for The U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of The U.S. Equity Growth Fund were terminated effective May 1, 2017. For the purposes of the total return data and other data reflected in the Fund’s financial highlights, the Fund has used December 5, 2016 as its inception date. For accounting purposes, the Fund considers December 6, 2016 to be the date it commenced operations.

Baillie Gifford Funds – Prospectus

Historical Performance Information for Similar Accounts

Certain Funds were recently organized and have little or no performance history of their own. For each such Fund, the following tables set forth historical performance information for all discretionary accounts, all of which are institutional accounts, managed by the Manager and its affiliates that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Fund.

The data for each Composite (defined by the Global Investment Performance Standards (“GIPS®”) as an “aggregation of one or more portfolios managed according to a substantially similar investment mandate, objective or strategy”) is provided to illustrate, with respect to each Fund, the past performance of the Manager and its affiliates in managing all substantially similar accounts as measured against specified market indices and does not represent the performance of any of the Funds. The accounts in each Composite are separate and distinct from the Fund; the Composite performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or the Manager.

The Manager claims compliance with GIPS®. For GIPS® purposes, the Manager is defined and held out to the public as the investment management and advisory services provided by the Manager and Baillie Gifford & Co., its parent entity. The Manager’s list of Composite descriptions, as well as information regarding its policies for valuing portfolios, calculating performance, and preparing compliant presentations, are available upon request.

Each Composite’s performance data shown below was calculated in accordance with recognized industry standards, consistently applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of brokerage commissions and execution costs paid by the discretionary institutional accounts, without provision for federal or state income taxes. “Net of Fees” figures are net of all actual fees and reflect the deduction of investment advisory fees and for certain discretionary institutional accounts managed outside of the United States, may also reflect the deduction of other fees, including, without limitation, custodial fees. Each Composite includes all actual discretionary institutional accounts managed by the Manager and its affiliates for at least one full month that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. The Composites may include both tax-exempt and taxable accounts and all reinvestment of earnings. Each Composite’s performance information is calculated on the basis of the returns of underlying accounts expressed in U.S. dollars; to the extent that accounts underlying a Composite are denominated in currencies other than U.S. dollars. The accounts underlying a Composite may be denominated in various currencies other than U.S. dollars; the returns of those accounts have been converted to U.S. dollars as of each reference date, prior to factoring those accounts into the Composite performance. The performance shown would be different in the absence of such conversion.

Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of a Composite combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) by asset-weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by geometrically linking (i.e., calculating the product of) the monthly returns. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.

The discretionary institutional accounts that are included in the Composites may be subject to lower expenses than the Fund and are not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Code. Consequently, the performance results for each Composite may have been less favorable had they been subject to the same expenses as the Fund or had they been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.

Similar Account Performance for The Global Select Equity Fund:

The Global Select Composite

Annualized Returns for periods ended December 31 (net of fees)

Year	Global Select Composite	MSCI ACWI Index
Since Inception (December 31, 2015) to December 31, 2018	11.20%	7.18%
3 Years	11.20%	7.18%
1 Year	-9.37%	-8.93%

Calendar Year Returns for the periods ended December 31 (net of fees)

Year	Global Select Composite	MSCI ACWI Index
2018	-9.37%	-8.93%
2017	38.55%	24.62%
2016	9.48%	8.49%

Similar Account Performance for The International Concentrated Growth Fund:

The International Concentrated Growth Composite

Annualized Returns for periods ended December 31 (net of fees)

Year	International Concentrated Growth Composite	MSCI ACWI (ex. U.S.) Index
Since Inception (March 31, 2004) to December 31, 2018	10.48%	5.45%
10 Years	13.38%	7.06%
5 Years	8.28%	1.14%
3 Years	10.92%	4.98%
1 Year	-11.71%	-13.78%

Baillie Gifford Funds – Prospectus

Calendar Year Returns for the periods ended December 31 (net of fees)

Year	International Concentrated Growth Composite	MSCI ACWI (ex. U.S.) Index
2018	-11.71%	-13.78%
2017	49.28%	27.77%
2016	3.50%	5.01%
2015	7.96%	-5.25%
2014	1.01%	-3.44%
2013	34.74%	15.78%
2012	17.29%	17.39%
2011	-11.08%	-13.32%
2010	18.41%	11.60%
2009	41.70%	42.14%
2008	-47.39%	-45.24%
2007	25.13%	17.12%

Similar Account Performance for The Positive Change Equity Fund:

The Positive Change Composite

Annualized Returns for periods ended December 31 (net of fees)

Year	Positive Change Composite	MSCI ACWI Index
Since Inception (January 31, 2017) to December 31, 2018	22.98%	5.32%
1 Year	-0.18%	-8.93%

Calendar Year Returns for the period ended December 31 (net of fees)

Year	Positive Change Composite	MSCI ACWI Index
2018	-0.18%	-8.93%

Similar Account Performance for The U.S. Equity Growth Fund:

The U.S. Equity Growth Composite

Annualized Returns for periods ended December 31 (net of fees)

Year	U.S. Equity Growth Composite	S&P 500 Index	Russell 1000 Growth Index
Since Inception (August 31, 1997) to December 31, 2018	8.89%	6.91%	6.66%
10 Years	15.93%	13.12%	15.29%
5 Years	13.25%	8.49%	10.41%
3 Years	16.24%	9.26%	11.15%
1 Year	8.99%	-4.38%	-1.51%

Calendar Year Returns for the periods ended December 31 (net of fees)

Year	U.S. Equity Growth Composite	S&P 500 Index	Russell 1000 Growth Index
2018	8.99%	-4.38%	-1.51%
2017	35.47%	21.83%	30.21%
2016	6.37%	11.96%	7.08%
2015	8.44%	1.38%	5.67%
2014	9.37%	13.70%	13.05%
2013	26.82%	32.38%	33.48%
2012	13.49%	16.01%	15.26%
2011	1.02%	2.10%	2.64%
2010	22.14%	15.08%	16.71%
2009	32.53%	26.45%	37.21%

Baillie Gifford Funds – Prospectus

Contacts and Further Information

Fund	The SAI contains more detailed information about each Fund. The SAI is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.
Investments

Additional information about each Fund’s investments can be found:

—            On our website at http://USmutualfund.bailliegifford.com. Following its commencement of operations, each Fund’s portfolio holdings as of each calendar quarter’s end, approximately 10 days after that quarter’s end.

—            In the SAI. The Trust’s policies on disclosing the Funds’ portfolio holdings are described in the SAI.

—            In the annual and semi-annual reports to shareholders. These reports will include a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance during its last fiscal year to date.

Copies of Reports

The Funds’ Prospectus and the SAI are available and, following a Fund’s commencement of operations, its annual report and semi-annual reports will be available, free of charge using the contacts below.

In addition to this, the reports can be found:

—            On the EDGAR database on the SEC’s Internet site at http://www.sec.gov. This website includes reports and other information about the Funds. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

—            On the Trust’s website, at http://USmutualfund.bailliegifford.com.

Other Shareholder Queries	Shareholders may request other information about the Fund and may direct inquiries to the Trust c/o Baillie Gifford Overseas Limited, or the Transfer Agent using the contacts below.

Contact the Trust

Online	http://USmutualfund.bailliegifford.com
Email	northamericanvehiclesteam@bailliegifford.com
Mail	c/o Baillie Gifford Overseas Limited, One Greenside Row, Calton Square, Edinburgh EH1 3AN
Toll-Free Telephone	1-844-394-6127

Contact the Transfer Agent

New Account Emails	BGUSNewAcctSetUp@bnymellon.com
Purchase and Redemption Requests	BGUSInstTrades@bnymellon.com
Inquiry Emails	BMI.InstInquiry@bnymellon.com
Mail	BNY Mellon Asset Servicing, 4400 Computer Drive, 015-2W12, Westborough, MA 01581-1722
Toll-Free Telephone	1-844-741-5143

Investment Company Act File No. 811-101455

Prospectus
April 30, 2019

Baillie Gifford Funds

Classes of Shares

	Class 2	Class 3	Class 4	Class 5
The EAFE Fund	BGETX	BGEUX	BGEFX	BGEVX
The EAFE Choice Fund	BGCWX	BGCJX	BGCLX	BGCVX
The EAFE Pure Fund	BGPTX	BGPFX	BGPWX	BGPVX
The Emerging Markets Fund	BGEHX	BGELX	BGEPX	BGEDX
The Global Alpha Equity Fund	BGATX	BGAEX	BGALX	BGAVX
The International Equity Fund	BGITX	BGIFX	BGIUX	BGIVX
The Long Term Global Growth Equity Fund	BGLTX	BGLOX	BGLFX	BGADX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Each fund listed above (each, a “Fund”) may offer multiple classes of shares. This Prospectus covers only Class 2, Class 3, Class 4 and Class 5 shares of the Funds.

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Funds’ website (https://www.bailliegifford.com/en/usa/professional-investor/literature/), and you will be notified by mail each time a shareholder report that includes your Fund is posted and provided with a website link to access the report.

If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime in advance of January 1, 2021 by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com.

If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge by calling 1-844-394-6127 or sending an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper will apply to all Funds held with the Baillie Gifford Funds complex.

Fund Summaries	1
The EAFE Fund	1
The EAFE Choice Fund	5
The EAFE Pure Fund	9
The Emerging Markets Fund	13
The Global Alpha Equity Fund	17
The International Equity Fund	21
The Long Term Global Growth Equity Fund	25

Principal Investment Strategies	29
The EAFE Fund	29
The EAFE Choice Fund	30
The EAFE Pure Fund	31
The Emerging Markets Fund	32
The Global Alpha Equity Fund	33
The International Equity Fund	34
The Long Term Global Growth Equity Fund	35

Additional Investment Strategies	36

Principal Investment Risks	38

Fund Management	48
Investment Manager	48
Investment Teams	50

Shares	56
Share Classes	56
How Shares are Priced	56
How to Buy Shares	56
Restrictions on Buying Shares	57
How to Sell Shares	59
Share Dividends and Distributions	60
Tax	60

Financial Highlights	63

Additional Performance Information	82

Contacts and Further Information	84

Baillie Gifford Funds – Prospectus

Fund Summaries

The EAFE Fund

Investment Objective

The EAFE Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees(a)	0.34%	0.34%	0.34%	0.34%
Service Fees(b)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.60%	0.53%	0.50%	0.45%

(a)               Advisory Fees have been restated to reflect current fees, including the effects of Advisory Fee breakpoints as applied to the average daily net assets of the Fund over the prior fiscal year. See “Fund Management—Investment Manager—Investment Services” below for additional detail.

(b)               Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the “Manager”), as described in detail under “Share Classes—Shareholder Service Fees” below.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class 2	Class 3	Class 4	Class 5
1 Year	$61	$54	$51	$46
3 Years	$192	$170	$160	$144
5 Years	$335	$296	$280	$252
10 Years	$750	$665	$628	$567

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies that are included in the MSCI EAFE Index or whose principal activities are in Europe, Australasia and/or the Far East. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”). In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-60 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—    Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s

1

Baillie Gifford Funds – Prospectus

judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—    Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—    Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—    Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—    Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—    China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—    Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—    Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—    Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—    Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—    Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—    Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—    IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—    Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic,

2

Baillie Gifford Funds – Prospectus

declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—    Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—    Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—    Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—    Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—    Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—    Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—    Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—    Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmarks. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 27.36% (Q2, 2009)

Lowest Quarterly Return: -21.66% (Q3, 2011)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. The table compares the Fund’s returns to two broad-based securities market indices that the Fund believes provide appropriate market benchmarks for the Fund’s performance. A description of the Fund’s comparative indices and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

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Baillie Gifford Funds – Prospectus

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	-17.33%	1.99%	9.73%
Class 2 Returns After Taxes on Distributions	-19.06%	0.82%	8.84%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	-8.79%	1.49%	7.87%
Class 3 Returns Before Taxes(1)	-17.27%	2.06%	9.80%
Class 4 Returns Before Taxes(2)	-17.24%	2.04%	9.75%
Class 5 Returns Before Taxes(3)	-17.20%	2.14%	10.04%
Comparative Index (reflects no deduction for fees, expenses or taxes)
MSCI EAFE Index(4)	-13.36%	1.00%	6.81%
MSCI ACWI (ex U.S.) Index(4)	-13.78%	1.14%	7.05%

(1)         Performance for Class 3 shares prior to their date of inception (April 19, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)         Performance for Class 4 shares prior to their date of inception (October 10, 2016) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)        Performance of Class 5 shares prior to their date of inception (July 19, 2012) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)        The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
James Anderson	Portfolio Manager	2008
Julia Angeles	Portfolio Manager	2017
Lawrence Burns	Portfolio Manager	2012
Tom Coutts	Portfolio Manager	2008
Brian Lum	Portfolio Manager	2015
Kavé Sigaroudinia	Portfolio Manager	2008

Purchasing Fund Shares

Investors may purchase shares of the Fund directly from the Manager, as further described under “Shares—How to Buy Shares” below. The purchase of shares of Class 2, Class 3, Class 4 and Class 5 of the Fund (“Legacy Class Shares”) is

subject to Fund eligibility requirements and Class eligibility requirements as follows:

—    Fund Eligibility – Only existing shareholders, who already hold Legacy Class Shares of the Fund (“Legacy Shareholders”) are eligible to purchase Legacy Class Shares of the Fund. Legacy Shareholders may also exchange their Legacy Class Shares in the Fund for the same class of Legacy Class Shares in another Fund.

—    Class Eligibility and Minimum Total Investment – Eligibility for Legacy Class Shares of the Fund shall be determined with reference to the market value of assets managed by the Manager and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the “Total Investment”). The minimum Total Investment for each Class of shares is as follows:

Class	Total Investment
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason. The Manager will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility.

Redeeming Fund Shares

Fund shares are redeemable, and under ordinary circumstances you may redeem the Fund’s shares on any day the New York Stock Exchange is open for trading by sending a written request in the form prescribed by the Manager by mail or e-mail to the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN; Email: BGNAVTrading@bailliegifford.com).

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

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Baillie Gifford Funds – Prospectus

The EAFE Choice Fund

Investment Objective

The EAFE Choice Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.35%	0.35%	0.35%	0.35%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.16%	0.16%(b)	0.16%(b)	0.16%(b)
Total Annual Fund Operating Expenses	0.68%	0.61%	0.58%	0.53%

(a)               Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the “Manager”), as described in detail under “Share Classes—Shareholder Service Fees” below.

(b)               Classes 3, 4 and 5 were unfunded as of December 31, 2018, Therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class 2	Class 3	Class 4	Class 5
1 Year	$69	$62	$59	$54
3 Years	$218	$195	$186	$170
5 Years	$379	$340	$324	$296
10 Years	$847	$762	$726	$665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”). In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—    Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

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Baillie Gifford Funds – Prospectus

—    Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—    Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—    Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—    Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—    China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—    Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—    Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—    Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—    Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—    Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—    Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—    IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—    Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power

6

Baillie Gifford Funds – Prospectus

plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—    Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—    Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—    Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—    Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—    Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—    Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—    Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—    Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 17.74% (Q3, 2010)

Lowest Quarterly Return: -18.23% (Q3, 2011)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	5 Years	Since Fund Inception (12/17/2009)
Class 2 Returns Before Taxes	-16.39%	1.56%	5.80%
Class 2 Returns After Taxes on Distributions	-16.75%	1.24%	5.13%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	-9.25%	1.23%	4.41%
Class 3 Returns Before Taxes(1)	-16.39%	1.56%	5.80%
Class 4 Returns Before Taxes(2)	-16.39%	1.56%	5.80%
Class 5 Returns Before Taxes(3)	-16.39%	1.56%	5.80%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(4)	-13.36%	1.00%	4.51%

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Baillie Gifford Funds – Prospectus

(1)         Performance for Class 3 shares for periods during which it has been nonoperational is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)         Performance for Class 4 shares, which were unfunded as of December 31, 2018, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)         Performance for Class 5 shares, which were unfunded as of December 31, 2018, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)         The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Gerard Callahan	Portfolio Manager	2009
Iain Campbell	Portfolio Manager	2010
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2009
Moritz Sitte	Portfolio Manager	2014

Purchasing Fund Shares

Investors may purchase shares of the Fund directly from the Manager, as further described under “Shares—How to Buy Shares” below. The purchase of shares of Class 2, Class 3, Class 4 and Class 5 of the Fund (“Legacy Class Shares”) is subject to Fund eligibility requirements and Class eligibility requirements as follows:

—    Fund Eligibility – Only existing shareholders, who already hold Legacy Class Shares of the Fund (“Legacy Shareholders”) are eligible to purchase Legacy Class Shares of the Fund. Legacy Shareholders may also exchange their Legacy Class Shares in the Fund for the same class of Legacy Class Shares in another Fund.

—    Class Eligibility and Minimum Total Investment – Eligibility for Legacy Class Shares of the Fund shall be determined with reference to the market value of assets managed by the Manager and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the “Total Investment”). The minimum Total Investment for each Class of shares is as follows:

Class	Total Investment
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason. The Manager will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility.

Redeeming Fund Shares

Fund shares are redeemable, and under ordinary circumstances you may redeem the Fund’s shares on any day the New York Stock Exchange is open for trading by sending a written request in the form prescribed by the Manager by mail or e-mail to the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN; Email: BGNAVTrading@bailliegifford.com).

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

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Baillie Gifford Funds – Prospectus

The EAFE Pure Fund

Investment Objective

The EAFE Pure Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.35%	0.35%	0.35%	0.35%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.15%	0.15%	0.15%(b)	0.15%(b)
Total Annual Fund Operating Expenses	0.67%	0.60%	0.57%	0.52%

(a)               Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the “Manager”), as described in detail under “Share Classes—Shareholder Service Fees” below.

(b)               Classes 4 and 5 were unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class 2	Class 3	Class 4	Class 5
1 Year	$68	$61	$58	$53
3 Years	$214	$192	$183	$167
5 Years	$373	$335	$318	$291
10 Years	$835	$750	$714	$653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”). In selecting companies for investment, the portfolio managers generally consider issuers in developed markets and exclude emerging markets.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—    Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

9

Baillie Gifford Funds – Prospectus

—    Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—    Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—    Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—    Asia Risk – Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—    Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—    Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—    Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—    Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—    Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—    IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—    Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—    Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—    Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an

10

Baillie Gifford Funds – Prospectus

investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—    Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—    Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—    Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—    Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—    Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—    Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 8.84% (Q2, 2017)

Lowest Quarterly Return: -16.47% (Q4, 2018)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	Since Fund Inception (04/15/2014)
Class 2 Returns Before Taxes	-16.05%	1.29%
Class 2 Returns After Taxes on Distributions	-16.08%	1.05%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	-9.25%	1.04%
Class 3 Returns Before Taxes(1)	-15.99%	1.30%
Class 4 Returns Before Taxes(2)	-16.05%	1.29%
Class 5 Returns Before Taxes(3)	-16.05%	1.29%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI EAFE Index(4)	-13.36%	1.23%

(1)         Performance for Class 3 shares prior to their date of inception (March 24, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)         Performance for Class 4 shares, which were unfunded as of December 31, 2018, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)         Performance for Class 5 shares, which were unfunded as of December 31, 2018, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)         The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for

11

Baillie Gifford Funds – Prospectus

other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Gerard Callahan	Portfolio Manager	2014
Iain Campbell	Portfolio Manager	2014
Sophie Earnshaw	Portfolio Manager	2014
Joe Faraday	Portfolio Manager	2014
Moritz Sitte	Portfolio Manager	2014

Purchasing Fund Shares

Investors may purchase shares of the Fund directly from the Manager, as further described under “Shares—How to Buy Shares” below. The purchase of shares of Class 2, Class 3, Class 4 and Class 5 of the Fund (“Legacy Class Shares”) is subject to Fund eligibility requirements and Class eligibility requirements as follows:

—    Fund Eligibility – Only existing shareholders, who already hold Legacy Class Shares of the Fund (“Legacy Shareholders”) are eligible to purchase Legacy Class Shares of the Fund. Legacy Shareholders may also exchange their Legacy Class Shares in the Fund for the same class of Legacy Class Shares in another Fund.

—    Class Eligibility and Minimum Total Investment – Eligibility for Legacy Class Shares of the Fund shall be determined with reference to the market value of assets managed by the Manager and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the “Total Investment”). The minimum Total Investment for each Class of shares is as follows:

Class	Total Investment
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason. The Manager will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility.

Redeeming Fund Shares

Fund shares are redeemable, and under ordinary circumstances you may redeem the Fund’s shares on any day the New York Stock Exchange is open for trading by sending a written request in the form prescribed by the Manager by mail or e-mail to the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN; Email: BGNAVTrading@bailliegifford.com).

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

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Baillie Gifford Funds – Prospectus

The Emerging Markets Fund

Investment Objective

The Emerging Markets Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.55%	0.55%	0.55%	0.55%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.12%	0.12%	0.12%(b)	0.12%
Total Annual Fund Operating Expenses	0.84%	0.77%	0.74%	0.69%

(a)               Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the “Manager”), as described in detail under “Share Classes—Shareholder Service Fees” below.

(b)               Class 4 was unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for Class 4 based on the Other Expenses of Class 2 shares.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class 2	Class 3	Class 4	Class 5
1 Year	$86	$79	$76	$70
3 Years	$268	$246	$237	$221
5 Years	$466	$428	$411	$384
10 Years	$1,037	$954	$918	$859

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of common stocks and other equity securities of issuers located in countries of emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries represented in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. These countries may include frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to the MSCI Emerging Markets benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-100 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first five risks) are:

—    Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no

13

Baillie Gifford Funds – Prospectus

assurance that the Manager’s investment decisions will produce the desired results.

—    Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—    Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—    Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—    Emerging Markets Risk – Because the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—    Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—    China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—    Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—    Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—    Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—    Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—    Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

—    Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—    IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—    Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to

14

Baillie Gifford Funds – Prospectus

respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—    Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—    Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—    Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—    Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—    Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—    Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—    Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 5 Shares

Highest Quarterly Return: 45.28% (Q2, 2009)

Lowest Quarterly Return: -24.01% (Q3, 2011)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 5 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	5 Years	10 Years
Class 5 Returns Before Taxes	-14.80%	4.40%	10.77%
Class 5 Returns After Taxes on Distributions	-16.49%	3.80%	9.95%
Class 5 Returns After Taxes on Distributions and Sale of Fund Shares	-7.30%	3.48%	8.74%
Class 2 Returns Before Taxes(1)	-14.92%	4.27%	10.67%
Class 3 Returns Before Taxes(2)	-14.86%	4.32%	10.73%
Class 4 Returns Before Taxes(3)	-14.85%	4.35%	10.72%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI Emerging Markets Index(4)	-14.24%	2.03%	8.38%

(1)         Performance for Class 2 shares prior to their date of inception (March 2, 2015) is derived from the historical performance of Class 5 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 2 shares.

(2)         Performance for Class 3 shares prior to their date of inception (April 1, 2016) is derived from the historical performance of Class 5 shares, and has been adjusted for the higher shareholder servicing fees applied to Class 3 shares.

(3)         Performance for Class 4 shares for periods during which it has been nonoperational is derived from the historical performance of

15

Baillie Gifford Funds – Prospectus

Class 5 shares and has been adjusted for the period during which higher shareholder servicing fees applied to Class 4 shares.

(4)         The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Mike Gush	Portfolio Manager	2005
Richard Sneller	Portfolio Manager	2003
Andrew Stobart	Portfolio Manager	2007

Purchasing Fund Shares

Investors may purchase shares of the Fund directly from the Manager, as further described under “Shares—How to Buy Shares” below. The purchase of shares of Class 2, Class 3, Class 4 and Class 5 of the Fund (“Legacy Class Shares”) is subject to Fund eligibility requirements and Class eligibility requirements as follows:

—    Fund Eligibility – Only existing shareholders, who already hold Legacy Class Shares of the Fund (“Legacy Shareholders”) are eligible to purchase Legacy Class Shares of the Fund. Legacy Shareholders may also exchange their Legacy Class Shares in the Fund for the same class of Legacy Class Shares in another Fund.

—    Class Eligibility and Minimum Total Investment – Eligibility for Legacy Class Shares of the Fund shall be determined with reference to the market value of assets managed by the Manager and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the “Total Investment”). The minimum Total Investment for each Class of shares is as follows:

Class	Total Investment
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason. The Manager will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility.

Redeeming Fund Shares

Fund shares are redeemable, and under ordinary circumstances you may redeem the Fund’s shares on any day the New York Stock Exchange is open for trading by sending a written request in the form prescribed by the Manager by mail or e-mail to the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN; Email: BGNAVTrading@bailliegifford.com).

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

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Baillie Gifford Funds – Prospectus

The Global Alpha Equity Fund

Investment Objective

The Global Alpha Equity Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.40%	0.40%	0.40%	0.40%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.11%	0.11%	0.11%	0.11%(b)
Total Annual Fund Operating Expenses	0.68%	0.61%	0.58%	0.53%

(a)               Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the “Manager”), as described in detail under “Share Classes—Shareholder Service Fees” below.

(b)               Class 5 was unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for Class 5 based on the Other Expenses of Class 2 shares.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class 2	Class 3	Class 4	Class 5
1 Year	$69	$62	$59	$54
3 Years	$218	$195	$186	$170
5 Years	$379	$340	$324	$296
10 Years	$847	$762	$726	$665

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may lead to higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a global, diversified portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries represented in the MSCI ACWI Index, cash and cash equivalents. The Fund invests in companies whose principal activities are in the U.S., Canada, Latin America, Europe, Australasia, Africa, the Middle East and/or the Far East. The Fund ordinarily invests in securities of issuers located in at least three different countries. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-120 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first three risks) are:

—          Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

17

Baillie Gifford Funds – Prospectus

—          Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—          Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—          Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—          China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—          Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—          Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—          Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—          Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—          Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—          Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—          IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—          Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—          Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies

18

Baillie Gifford Funds – Prospectus

to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—          Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—          Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—          Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—          Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—          Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—          Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—          Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 3 Shares

Highest Quarterly Return: 13.30% (Q1, 2012)

Lowest Quarterly Return: -14.45% (Q4, 2018)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 3 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	5 Years	Since Fund Inception (11/15/2011)
Class 3 Returns Before Taxes	-9.37%	6.41%	10.65%
Class 3 Returns After Taxes on Distributions	-14.19%	4.65%	9.11%
Class 3 Returns After Taxes on Distributions and Sale of Fund Shares	-2.03%	4.95%	8.45%
Class 2 Returns Before Taxes(1)	-9.44%	6.33%	10.57%
Class 4 Returns Before Taxes(2)	-9.35%	6.42%	10.66%
Class 5 Returns Before Taxes(3)	-9.37%	6.41%	10.65%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index(4)	-8.93%	4.82%	8.63%

(1)         Performance for Class 2 shares prior to their date of inception (January 6, 2013) is derived from the historical performance of Class 3 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 2 shares.

(2)         Performance for Class 4 shares prior to their date of inception (July 10, 2017) is derived from the historical performance of Class 3 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

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Baillie Gifford Funds – Prospectus

(3)         Performance for Class 5 shares, which were unfunded as of December 31, 2018, is derived from the historical performance of Class 3 shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)         The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Spencer Adair	Portfolio Manager	2011
Malcolm MacColl	Portfolio Manager	2011
Charles Plowden	Portfolio Manager	2011

Purchasing Fund Shares

Investors may purchase shares of the Fund directly from the Manager, as further described under “Shares—How to Buy Shares” below. The purchase of shares of Class 2, Class 3, Class 4 and Class 5 of the Fund (“Legacy Class Shares”) is subject to Fund eligibility requirements and Class eligibility requirements as follows:

—          Fund Eligibility – Only existing shareholders, who already hold Legacy Class Shares of the Fund (“Legacy Shareholders”) are eligible to purchase Legacy Class Shares of the Fund. Legacy Shareholders may also exchange their Legacy Class Shares in the Fund for the same class of Legacy Class Shares in another Fund.

—          Class Eligibility and Minimum Total Investment – Eligibility for Legacy Class Shares of the Fund shall be determined with reference to the market value of assets managed by the Manager and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the “Total Investment”). The minimum Total Investment for each Class of shares is as follows:

Class	Total Investment
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason. The Manager will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility.

Redeeming Fund Shares

Fund shares are redeemable, and under ordinary circumstances you may redeem the Fund’s shares on any day the New York Stock Exchange is open for trading by sending a written request in the form prescribed by the Manager by mail or e-mail to the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN; Email: BGNAVTrading@bailliegifford.com).

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

20

Baillie Gifford Funds – Prospectus

The International Equity Fund

Investment Objective

The International Equity Fund seeks capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.35%	0.35%	0.35%	0.35%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.62%	0.55%	0.52%	0.47%

(a)               Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the “Manager”), as described in detail under “Share Classes—Shareholder Service Fees” below.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class 2	Class 3	Class 4	Class 5
1 Year	$63	$56	$53	$48
3 Years	$199	$176	$167	$151
5 Years	$346	$307	$291	$263
10 Years	$774	$689	$653	$591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI (ex U.S.) Index, which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-110 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—          Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—          Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of

21

Baillie Gifford Funds – Prospectus

favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—          Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—          Geographic Focus Risk – A fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

—          Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—          China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—          Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the

Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—          Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—          Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—          Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—          Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—          Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—          IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—          Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

22

Baillie Gifford Funds – Prospectus

—          Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—          Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—          Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—          Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—          Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—          Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—          Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—          Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 26.36% (Q2, 2009)

Lowest Quarterly Return: -19.39% (Q3, 2011)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	5 Years	10 Years
Class 2 Returns Before Taxes	-16.57%	2.44%	9.02%
Class 2 Returns After Taxes on Distributions	-18.18%	1.48%	8.19%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	-8.39%	1.90%	7.25%
Class 3 Returns Before Taxes(1)	-16.51%	2.52%	9.39%
Class 4 Returns Before Taxes(2)	-16.49%	2.48%	9.04%
Class 5 Returns Before Taxes(3)	-16.44%	2.59%	9.10%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI (ex U.S.) Index(4)	-13.78%	1.14%	7.05%

(1)         Performance for Class 3 shares prior to their date of inception (September 1, 2010) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)         Performance for Class 4 shares prior to their date of inception (July 10, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

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Baillie Gifford Funds – Prospectus

(3)         Performance for Class 5 shares, prior to their date of inception (April 7, 2014) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)         The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Donald Farquharson	Portfolio Manager	2014
Angus Franklin	Portfolio Manager	2006
Toby Ross	Portfolio Manager	2018
Andrew Stobart	Portfolio Manager	2008
Jenny Tabberer	Portfolio Manager	2016
Tom Walsh	Portfolio Manager	2018

Purchasing Fund Shares

Investors may purchase shares of the Fund directly from the Manager, as further described under “Shares—How to Buy Shares” below. The purchase of shares of Class 2, Class 3, Class 4 and Class 5 of the Fund (“Legacy Class Shares”) is subject to Fund eligibility requirements and Class eligibility requirements as follows:

—          Fund Eligibility – Only existing shareholders, who already hold Legacy Class Shares of the Fund (“Legacy Shareholders”) are eligible to purchase Legacy Class Shares of the Fund. Legacy Shareholders may also exchange their Legacy Class Shares in the Fund for the same class of Legacy Class Shares in another Fund.

—          Class Eligibility and Minimum Total Investment – Eligibility for Legacy Class Shares of the Fund shall be determined with reference to the market value of assets managed by the Manager and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the “Total Investment”). The minimum Total Investment for each Class of shares is as follows:

Class	Total Investment
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason. The Manager will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility.

Redeeming Fund Shares

Fund shares are redeemable, and under ordinary circumstances you may redeem the Fund’s shares on any day the New York Stock Exchange is open for trading by sending a written request in the form prescribed by the Manager by mail or e-mail to the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN; Email: BGNAVTrading@bailliegifford.com).

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

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Baillie Gifford Funds – Prospectus

The Long Term Global Growth Equity Fund

Investment Objective

The Long Term Global Growth Equity Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Class 2	Class 3	Class 4	Class 5
None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class 2	Class 3	Class 4	Class 5
Advisory Fees	0.45%	0.45%	0.45%	0.45%
Service Fees(a)	0.17%	0.10%	0.07%	0.02%
Other Expenses	0.17%	0.17%(b)	0.17%(b)	0.17%
Total Annual Fund Operating Expenses	0.79%	0.72%	0.69%	0.64%
Fee Waiver and/or Expense Reimbursement(c)	-0.02%	-0.02%	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.77%	0.70%	0.67%	0.62%

(a)                 Service Fees differ between the Classes of the Fund to reflect varying levels of shareholder servicing fees payable to Baillie Gifford Overseas Limited (the “Manager”), as described in detail under “Fund Management—Investment Manager—Shareholder Services” below.

(b)                 Classes 3 and 4 were unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

(c)                 The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.77% for Class 2 shares, 0.70% for Class 3 shares, 0.67% for Class 4 shares, and 0.62% for Class 5 shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust.

Example of Expenses

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:

	Class 2	Class 3	Class 4	Class 5
1 Year	$79	$72	$68	$63
3 Years	$250	$228	$219	$203
5 Years	$437	$399	$382	$355
10 Years	$976	$893	$857	$796

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Total Annual Fund Operating Expenses” or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of global equity securities, which include common stock and other equity securities, without reference to benchmark constraints.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $2 billion and may participate in initial public offerings (“IPOs”).

The portfolio managers select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The portfolio managers generally select securities of between 30-60 growth companies. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Principal Risks

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not

25

Baillie Gifford Funds – Prospectus

insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may consequently lose money by investing in the Fund.

The principal risks of investing in the Fund (in alphabetical order after the first four risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five to ten years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Non-Diversification Risk – The Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and

26

Baillie Gifford Funds – Prospectus

information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns – Class 2 Shares

Highest Quarterly Return: 16.23% (Q1, 2017)

Lowest Quarterly Return: -16.50% (Q4, 2018)

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class 2 shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are

27

Baillie Gifford Funds – Prospectus

provided in the section of the Prospectus entitled “Additional Performance Information”.

Average Annual Total Returns for Periods Ended December 31, 2018	1 Year	Since Fund Inception (06/10/2014)
Class 2 Returns Before Taxes	-1.42%	12.89%
Class 2 Returns After Taxes on Distributions	-3.59%	12.23%
Class 2 Returns After Taxes on Distributions and Sale of Fund Shares	0.68%	10.24%
Class 3 Returns Before Taxes(1)	-1.42%	12.89%
Class 4 Returns Before Taxes(2)	-1.42%	12.89%
Class 5 Returns Before Taxes(3)	-1.31%	12.92%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
MSCI ACWI Index(4)	-8.93%	3.96%

(1)                 Performance for Class 3 shares, which were unfunded as of December 31, 2018, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.

(2)                 Performance for Class 4 shares for periods during which it has been nonoperational is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.

(3)                 Performance for Class 5 shares prior to their date of inception (April 9, 2018) is derived from the historical performance of Class 2, shares and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.

(4)                 The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
James Anderson	Portfolio Manager	2014
John MacDougall	Portfolio Manager	2015
Tom Slater	Portfolio Manager	2014
Mark Urquhart	Portfolio Manager	2014

Purchasing Fund Shares

Investors may purchase shares of the Fund directly from the Manager, as further described under “Shares—How to Buy Shares” below. The purchase of shares of Class 2, Class 3, Class 4 and Class 5 of the Fund (“Legacy Class Shares”) is

subject to Fund eligibility requirements and Class eligibility requirements as follows:

—            Fund Eligibility – Only existing shareholders, who already hold Legacy Class Shares of the Fund (“Legacy Shareholders”) are eligible to purchase Legacy Class Shares of the Fund. Legacy Shareholders may also exchange their Legacy Class Shares in the Fund for the same class of Legacy Class Shares in another Fund.

—            Class Eligibility and Minimum Total Investment – Eligibility for Legacy Class Shares of the Fund shall be determined with reference to the market value of assets managed by the Manager and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the “Total Investment”). The minimum Total Investment for each Class of shares is as follows:

Class	Total Investment
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

The Manager and Baillie Gifford Funds Services LLC, the Fund’s distributor, each reserves the right to waive any minimum in their sole discretion, and to reject any purchase order for any reason. The Manager will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility.

Redeeming Fund Shares

Fund shares are redeemable, and under ordinary circumstances you may redeem the Fund’s shares on any day the New York Stock Exchange is open for trading by sending a written request in the form prescribed by the Manager by mail or e-mail to the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN; Email: BGNAVTrading@bailliegifford.com).

Tax

The Fund intends to make distributions that will be taxable to you as ordinary income or capital gains, unless you are a tax-exempt investor or otherwise investing through a tax-advantaged account, such as an IRA or 401(k) plan. If you are investing through such a tax-advantaged account, you may be taxed later upon withdrawal of monies from that account.

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Baillie Gifford Funds – Prospectus

Principal Investment Strategies

The EAFE Fund

Investment Objective

The EAFE Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies that are included in the MSCI EAFE Index or whose principal activities are in Europe, Australasia, and/or the Far East. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in North America. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-60 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The Fund is managed by different portfolio managers than The EAFE Choice Fund and The EAFE Pure Fund, and the resulting portfolio contains different holdings than those Funds, although there may be overlap.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

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Baillie Gifford Funds – Prospectus

The EAFE Choice Fund

Investment Objective

The EAFE Choice Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. When evaluating an issuer, the Manager considers the following questions: (i) Will the issuer be significantly larger in five years?; (ii) Are the issuer’s managers sensible guardians of the Fund’s capital?; (iii) Why is the expected growth not reflected in the security’s current share price?; and (iv) What would make the Manager sell?

The Fund is managed by different portfolio managers than The EAFE Fund, and the resulting portfolio contains different holdings than the EAFE Fund, though there may be overlap. The Fund is managed by the same portfolio managers as The EAFE Pure Fund and invests in a manner similar to that of The EAFE Pure Fund, except that the Fund includes among its principal investment strategies investment in emerging markets. The resulting portfolio of the Fund contains additional investments in emerging markets securities.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

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Baillie Gifford Funds – Prospectus

The EAFE Pure Fund

Investment Objective

The EAFE Pure Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. In selecting companies for investment, the portfolio managers generally consider issuers in developed markets and exclude emerging markets. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 50-90 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. When evaluating an issuer, the Manager considers the following questions: (i) Will the issuer be significantly larger in five years?; (ii) Are the issuer’s managers sensible guardians of the Fund’s capital?; (iii) Why is the expected growth not reflected in the security’s current share price?; and (iv) What would make the Manager sell?

The Fund is managed by different portfolio managers than The EAFE Fund, and the resulting portfolio contains different holdings than The EAFE Fund, though there may be overlap. The Fund is managed by the same portfolio managers as The EAFE Choice Fund and invests in a manner similar to that of The EAFE Choice Fund, except that the Fund does not include among its principal investment strategies the investment in emerging markets.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

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Baillie Gifford Funds – Prospectus

The Emerging Markets Fund

Investment Objective

The Emerging Markets Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a global portfolio of common stocks and other equity securities of issuers located in countries of emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries represented in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. These countries may include frontier markets. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI Emerging Markets benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 60-100 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the security.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

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Baillie Gifford Funds – Prospectus

The Global Alpha Equity Fund

Investment Objective

The Global Alpha Equity Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a global, diversified portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries represented in the MSCI ACWI Index, cash and cash equivalents. The Fund invests in companies whose principal activities are in the U.S., Canada, Latin America, Europe, Australasia, Africa, the Middle East and/or the Far East. The Fund ordinarily invests in securities of issuers located in at least three different countries. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-120 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows over the long term, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

Much like other actively-managed long equity growth strategies maintained by the Manager and represented by other Funds included in this prospectus, the Fund’s portfolio managers focus their selection of individual holdings around seeking to generate “alpha,” or investment returns that are differentiated from the baseline returns of the overall equity markets in which the Fund invests. The inclusion of “alpha” in the Fund’s name does not reflect any greater or lesser correlation with or reference to any benchmark index’s constituents or returns than for other series of the Trust without “alpha” in their names.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

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Baillie Gifford Funds – Prospectus

The International Equity Fund

Investment Objective

The International Equity Fund seeks capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI (ex U.S.) Index, which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers principally select companies without regard to the MSCI ACWI (ex U.S.) benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a diversified portfolio of between 70-110 growth companies with the potential to outperform the benchmark over the long term. The Fund aims to hold securities for long periods (typically 5 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s fundamental research process focuses on: (i) the opportunity for an issuer to deliver superior returns; (ii) the ability of the issuer to execute on that opportunity; and (iii) the current market valuation of the issuer.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

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Baillie Gifford Funds – Prospectus

The Long Term Global Growth Equity Fund

Investment Objective

The Long Term Global Growth Equity Fund seeks to provide long-term capital appreciation.

Investment Strategies

The Fund seeks to meet its objective by investing in a portfolio of global equity securities, which include common stock and other equity securities, without reference to benchmark constraints.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries.

In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. For purposes of establishing whether a 40% or 30% threshold applies when measuring the test described in the prior sentence, the Manager will determine, in its sole discretion, whether market conditions are favorable and in making such determination may consider any factors it deems relevant, including but not limited to: the relative prospects for growth among U.S. and non-U.S. companies; long- or short-term fluctuations, or expected fluctuations, in currency exchange rates; the relative monetary or fiscal health of the U.S. compared to other countries; the relative market stability, or expected stability, of the U.S. compared to other countries; and the relative weighting of the U.S. and non-U.S. countries on global equity market indices. The Fund may invest in issuers located in emerging markets.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $2 billion and may participate in IPOs. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of subscriptions to or withdrawals from the Fund.

The portfolio managers select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The portfolio managers generally select securities of between 30-60 growth companies. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The portfolio managers employ a bottom up stock-picking approach that seeks to make long-term investments in well managed businesses which enjoy genuine and sustainable competitive advantages. The portfolio managers seek to identify companies that are likely to generate above average growth in earnings and cash flows, based on fundamental research. The Manager’s disciplined investment framework focuses on: (i) the issuer’s opportunities within its industry, (ii) the issuer’s competitive advantages, (iii) the financial strength of the issuer, (iv) how the issuer’s management deploys capital, and (v) the market valuation of the issuer.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options. In response to adverse market, economic, political or other conditions, the Fund may deviate from its investment policies by taking temporary defensive positions with some or all of its assets in high quality income securities, cash or cash equivalents. As a result, during such conditions, the Fund may not achieve its investment objective.

See “Additional Investment Strategies—Location of Issuers” below for additional detail on how the Fund classifies the location of issuers in which it invests.

Principal Investment Risks

The “Principal Investment Risks” section below identifies and describes the principal risks of investing in the Fund.

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Baillie Gifford Funds – Prospectus

Additional Investment Strategies

In addition to the principal investment strategies discussed above, the Funds may engage in the following non-principal investment strategies.

Active and Frequent Trading

The Funds generally will not engage in active and frequent trading of portfolio securities as part of their ordinary-course efforts to achieve their principal investment strategies. However, unusual market conditions may trigger increased trading and/or portfolio turnover for a Fund to the extent the relevant investment team deems such actions necessary or appropriate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs affect the Fund’s performance.

Capitalization Criteria and Investment Limitations

Unless otherwise stated, all market capitalization criteria and percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

References to assets in the percentage limitations on the Funds’ investments refer to total assets, unless otherwise indicated.

Unless otherwise stated, where a Fund is described as investing in a particular type of security or other instrument, the Fund may make such investments directly or indirectly. Indirect exposure may be achieved through a combination of multiple instruments or through a combination of one or more investment instruments and cash or cash equivalents. Indirect investments may include depositary receipts, derivatives (based on either notional or mark-to-market value depending on the instrument and circumstances), placement warrants or other structured products.

Cash Balances

Although each Fund will aim to remain fully invested in equities, each Fund may hold uninvested cash balances at the Fund’s custodian or invest in cash equivalent securities, such as money market funds, in order to facilitate daily portfolio operations.

CPO Exemption

The Manager is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (the “NFA”). However, the Manager has filed with the NFA a notice with respect to the Funds claiming an exclusion from the definition of the term CPO under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder with respect to the Funds. As a result, the Manager, as adviser to the Funds, is not currently subject to regulation as a CPO with respect to the Funds. However, if in the future a Fund no longer meets the marketing or de minimis trading qualifications for this exclusion, the Manager, with respect to such Fund, would withdraw its notice claiming exclusion from the definition of a CPO, and the Manager, as adviser to such Fund, would be subject to registration and regulation as a CPO with respect to such Fund.

Currency Hedging

The Funds may use various investment products to hedge the risks to the Funds from exposure to local currency movements. These products include currency forward contracts and options thereon, and options and “spot” transactions directly in foreign currencies.

New financial products and risk management techniques continue to be developed and the Funds may use these new investments and techniques to the extent they are consistent with the Funds’ investment objectives and strategies.

Emerging Markets

Certain Funds may invest in issuers located in emerging markets. The Funds consider emerging markets countries to be comprised of those that are not categorized by MSCI as developed markets, excluding frontier markets.

Frontier Markets

Certain Funds may invest in issuers located in frontier markets. The Funds consider frontier markets countries to be comprised of those that the Manager considers to be more developed than the least developed countries but less developed than emerging market countries. Frontier markets include, among others, Croatia, Estonia, Lithuania, Kazakhstan, Romania, Serbia, Slovenia, Kenya, Mauritius, Morocco, Nigeria, Tunisia, Bahrain, Jordan, Kuwait, Lebanon, Oman, Bangladesh, Sri Lanka and Vietnam.

Growth Companies

Each Fund seeks to invest in growth companies. When assessing whether a company is “growth,” a Fund considers a range of factors, including, but not limited to, the ability of the company to grow earnings faster than the market expects.

Illiquid Securities

A Fund may not purchase or otherwise acquire any illiquid securities if, immediately after the acquisition, the value of illiquid securities held by the Fund would exceed 15% of the Fund’s net assets. The term “illiquid securities” for this purpose means securities that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the securities.

Illiquid Securities may include those securities whose disposition is restricted by securities laws, such as Rule 144A or private placement securities.

If any Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings no longer exceed this 15% limit, report the occurrence in compliance with relevant requirements under the Investment Company Act of 1940, as amended (the “1940 Act”) and, depending on circumstances, may take additional steps to reduce its holdings of illiquid securities.

Industry Classification of Issuers

The Manager shall make reasonable determinations as to the appropriate issuer industry classification, or sector classification of security issuers. As part of this determination, the Manager

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Baillie Gifford Funds – Prospectus

may take into account internal analysis or third party information such as categories, data or methodologies from Bloomberg Industry Classification Systems (BICS), Global Industry Classification Standard (GICS) codes, Standard Industry Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, the FTSE/Dow Jones Industry Classification Benchmark (ICV system) or any other reasonable industry classification system (including systems developed by the Manager). The Manager may use information differently for different industries, sectors or Funds. The Manager’s determinations may differ from the determinations of other investment professionals, or other third parties. Even where the Manager generally relies on a particular classification system, it may depart from that system in specific cases at its discretion.

Investment Companies

Each Fund may invest in other investment companies, including exchange-traded funds (“ETFs”). Each Fund may invest up to 10% of its total assets through investment companies or other collective investment vehicles, designed to permit investments in a portfolio of securities listed in a particular developing country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. As a shareholder of these kinds of investment vehicles, a Fund may indirectly bear fees which are in addition to the fees the Fund pays its own service providers. To the extent permitted by law, the Funds may invest in collective investment vehicles that are sponsored by, and advised by, the Manager or an affiliate of the Manager (an “Affiliated Vehicle”). Any fee payable to the Manager or an affiliate thereof by any Affiliated Vehicle in respect of an investment by a Fund in such Affiliated Vehicle shall be reimbursed to the Fund by the Manager. Therefore, a Fund will only bear that portion of Affiliated Vehicle expenses payable to persons or entities other than the Manager or its affiliates, and will not be responsible for fees collected by the Manager at both the Fund level and the Affiliated Vehicle level.

Location of Issuers

A number of the Funds’ policies are determined by reference to whether an issuer is “located in” a particular country or group of countries, whether its “principal activities” are in certain regions, or whether the issuer is located outside the U.S. more generally.

In determining where an issuer is located for these purposes, or where an issuer’s principal activities are, the Manager will consider a number of factors, including but not limited to:

—            the markets in which the issuer’s securities are principally traded;

—            where the issuer’s headquarters, principal offices or operations are located;

—            where the issuer is organized;

—            the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country;

—            the Manager’s own internal analysis; and

—            information provided by third party data analytics service providers.

No single factor will necessarily be determinative nor must all be present for the Manager to determine where an issuer is located. The Manager may weight these factors differently with respect to different geographic policies, different countries or different Funds.

By way of example, the Manager may consider a company that is organized in the U.S., with its principal place of business in the U.S. and whose securities are traded principally on a U.S. exchange to be located outside the U.S., or to have its principal activities outside the U.S., if, for instance, more than 50% of the company’s revenues are derived from activity outside the U.S. This may be true even if the Manager does not determine that the company is located in a specific non-U.S. country.

The categorization for compliance testing purposes may differ from how different portfolio managers, investment professionals, or third parties assign the location of individual issuers.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Statement of Additional Information (the “SAI”).

Further Information

Further information about the Funds’ investment strategies and investment instruments is available in the SAI.

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Baillie Gifford Funds – Prospectus

Principal Investment Risks

The value of your shares in a Fund will change with the value of the Fund’s investments. Many factors can affect that value. The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.”

The principal risks most relevant to each Fund are summarized in the “Fund Summaries.” The risks described below expand on, and add to, the discussion in the “Fund Summaries.” The chart below identifies which risks apply to each Fund, which may include additional risks to those described in the “Fund Summaries.” Each Fund may be subject to additional risks other than those identified below, because the types of investments made by each Fund can change over time. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

					The		The
		The	The	The	Global		Long Term
	The	EAFE	EAFE	Emerging	Alpha	The	Global
	EAFE	Choice	Pure	Markets	Equity	International	Growth
Risk	Fund	Fund	Fund	Fund	Fund	Equity Fund	Equity Fund
Asia Risk	•	•	•	•	•	•	•
China Risk	•	•		•	•	•	•
Conflicts of Interest Risk	•	•	•	•	•	•	•
Currency and Currency Hedging Risk	•	•	•	•	•	•	•
Emerging Markets Risk	•	•		•	•	•	•
Equity Securities Risk	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•
Frontier Markets Risk				•
Geographic Focus Risk	•	•	•	•		•
Growth Stock Risk	•	•	•	•	•	•	•
Information Technology Risk	•	•	•	•	•	•	•
Investment Style Risk	•	•	•	•	•	•	•
IPO Risk	•	•	•	•	•	•	•
Japan Risk	•	•	•		•	•	•
Large-Capitalization Securities Risk	•	•	•	•	•	•	•
Liquidity Risk	•	•	•	•	•	•	•
Long-Term Investment Strategy Risk	•	•	•	•	•	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•
Market Risk	•	•	•	•	•	•	•
Non-Diversification Risk							•
Non-U.S. Investment Risk	•	•	•	•	•	•	•
Service Provider Risk	•	•	•	•	•	•	•
Settlement Risk	•	•	•	•	•	•	•
Small- and Medium-Capitalization Securities Risk	•	•	•	•	•	•	•

Securities and techniques appearing in bold below but not otherwise defined below, are described in greater detail in the SAI, under the heading “Fund Investments—Investment Glossary.”

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Baillie Gifford Funds – Prospectus

Asia Risk

The economies of countries in Asia are in all stages of economic development. Many Asian economies are considered emerging market economies. They are often characterized by undeveloped financial service sectors, high inflation, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. Economies of Asian countries may also be heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Many Asian economies may also be intertwined, so they may experience recessions at the same time or respond similarly to adverse events.

Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

Companies in Asia may be subject to risks such as nationalization or other forms of government interference, and they can also be heavily reliant on only a few industries or commodities. Also, securities of some companies in Asia can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Investing in issuers located in Asia also exposes the Fund to additional risks, as further described in this section under “China Risk”, “Emerging Markets Risk”, “Non-U.S. Investment Risk”, and “Market Disruption and Geopolitical Risk” and in the SAI under “Special Risks of Investing in Asian Securities” and “Special Risk Considerations of Investing in China.”

China Risk

Special Risk Considerations of Investing in China

Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Stock Connect Investing Risk

The Fund may invest in A Shares listed and traded on the Shanghai Stock Exchange or Shenzhen Stock Exchange through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases across the whole stock connect system and transfer restrictions.

Such investments are also subject to heightened tax and settlement risk and the risk of price fluctuations of A Shares during times when the Stock Connect program is not trading. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.

Chinese Currency and Repatriation Risk

The Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currencies, and strictly regulates currency exchange from renminbi (RMB). There is no assurance that there will always be sufficient amounts of RMB for the Fund to remain fully invested. Any restrictions on repatriation of the Fund’s portfolio investments may have an adverse effect on the Fund’s ability to meet redemption requests.

China A Shares Tax Risk

Investments in A Shares could result in unexpected tax liabilities for the Fund. The application of withholding taxes on capital gains, dividends and interest and China’s value added tax is uncertain. Any restrictions on repatriation could limit the Fund’s ability to satisfy the distribution requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”), and the Fund may be required to sell other investments (including when it is not advantageous to do so) to meet such distribution requirements. If the Fund were unable to meet such distribution requirements, the Fund would be subject to U.S. federal income tax at the Fund level.

Investing in issuers located in China also exposes the Fund to additional risks, as further described in this section under “Asia Risk”, “Emerging Markets Risk”, “Non-U.S. Investment Risk”, “Market Disruption and Geopolitical Risk” and in the SAI under “Special Risks of Investing in Asian Securities” and “Special Risks of Investing in China.”

Conflicts of Interest Risk

The following does not purport to be a comprehensive list or complete explanation of all potential conflicts of interest which may affect a Fund. Any Fund may encounter circumstances, or enter into transactions, in which conflicts of interest may arise, which are not listed or discussed below.

Conflicts Relating to the Fund’s Mixed Shareholder Base

Due to the market positioning of the Manager, each Fund expects that a significant portion of its shares will be held by institutional investors such as private defined benefit retirement plans, city and state retirement systems, endowments, foundations, and other pooled investment vehicles, including other mutual funds. These institutional investors will often have broader shareholder servicing relationships with the Manager and its affiliates than other Fund shareholders and will likely receive information or reporting regarding their accounts that is different from the regular reporting the Fund makes to shareholders as a whole. In some cases, these institutional investors will have separate contractual arrangements with the Manager relating to their

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investment in the Fund. The Manager and the Fund each maintains a code of ethics as well as various procedures and guidelines designed to promote equal treatment and fairness among Fund shareholders and to prevent the inappropriate flow of material, non-public information. Nevertheless, the Manager’s relationships with the Fund’s institutional investor base gives rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund.

Furthermore, one or more of the Manager’s clients may invest in the Fund and, therefore, the Manager at times may have discretion to cause a significant portion of the Fund’s investor base to redeem its investments in the Fund. Such redemptions may be made to make changes to or rebalance client allocations, including to the Fund, and may impact the Fund’s performance. In addition, when a significant portion of the Fund’s assets are held by other clients of the Manager, redemptions from the Fund may be more correlated with one another, which could have a negative impact on the Fund’s liquidity.

Conflicts Relating to Side-by-Side Management of the Fund and Other Accounts

The Manager serves as investment adviser to various clients other than the Funds, including institutional separate accounts and other U.S. and non-U.S. pooled investment vehicles. Some of these clients may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by a Fund. This “side-by-side” management gives rise to various potential or actual conflicts of interest. For example, one client may be seeking to invest in (or divest from) the same securities at the same time as a Fund. While the Manager maintains procedures for the fair allocation of trades among its clients, it may have an incentive to favor some clients over others, particularly where the Manager is acting for a client account whose management fee depends on the performance of the account. No Fund currently pays a performance fee of any kind, while other accounts managed by the Manager do pay performance fees.

In addition, different client types typically have different client service relationships with the Manager. For example, an institutional separate account client whose account pursues the same investment strategy as a Fund may receive different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook than shareholders in the Fund. This informational advantage could provide an opportunity for a client to take actions that may have a detrimental impact on the Fund and its shareholders. For example, earlier reporting of negative news may cause a client to withdraw its investment with the Manager, causing a sale of portfolio securities that further depresses market prices for those securities and negatively impacts the net asset value of the Fund, in the event it is managed in parallel with that client’s account. The Manager maintains various internal guidelines, procedures and processes to mitigate the conflicts of interest that arise from these diverse client relationships. Included among these are trade allocation policies designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities. While these guidelines, procedures and processes are designed to ensure that all the

Manager’s clients are treated fairly, there is no guarantee that they will be effective in all cases.

See “Risks—Large Shareholder Risk” in the SAI.

Currency and Currency Hedging Risk

If a Fund trades in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a long position in a non-U.S. currency, and that currency declines in value relative to the U.S. dollar, the return to the Fund will be reduced. If a Fund invests in derivatives instruments tied to a foreign currency, the return to that Fund may be reduced as a result of fluctuations in the exchange rates of the foreign currency. The Funds may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies directly.

Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss from fluctuations in the value of the foreign currency concerned.

The values of non-U.S. currencies may fluctuate relative to the U.S. dollar in response to, among other factors, changes in supply and demand in the currency exchange markets, trade balances, actual or perceived interest rate changes, long-term opportunities for investment and capital appreciation, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. For further information, please see “Market Disruption and Geopolitical Risk” below.

If a Fund trades in securities quoted or denominated in currencies other than the U.S. dollar, or receives income in or takes a position in a non-U.S. currency, and that currency becomes illiquid, the Fund may not be able to convert that non-U.S. currency into U.S. dollars. As a result, the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. This will add to the cost of trading. For further information, please see “Liquidity Risk” below.

Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

There can be no assurance that a Fund’s currency hedging transactions will be effective. The Funds will bear the costs associated with any such hedging transaction, regardless of any gain or loss experienced on the hedging transaction.

In the same way, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

The effectiveness of a Fund’s currency hedging strategy will generally be affected by the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the effectiveness of a Fund’s currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of a Fund’s currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. Significant differences between U.S.

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dollar interest rates and foreign currency interest rates may further impact the effectiveness of a Fund’s currency hedging strategy. The effectiveness of the hedging strategy will also be subject to the risk the currency that the Fund wishes to protect with a hedging transaction does not correlate perfectly with the investment being hedged.

Changes in currency exchange rates may affect Fund returns even when a currency hedging strategy works as intended.

The Funds’ ability to use hedging products may also be limited by market conditions, product availability, regulatory limits and tax considerations. Moreover, it may not be possible for a Fund to hedge against a devaluation.

Emerging Markets Risk

Investments in emerging markets are generally subject to a greater risk of loss than investments in developed markets.

Emerging market economies may experience greater volatility, lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability than more established markets. Emerging markets economies may also have less developed accounting, legal and regulatory systems, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more significant governmental limitations on investment policy when compared with typical developed markets. Settlement and asset custody practices for transactions in emerging markets may differ from those in developed markets. Such differences may include delays in settlement and certain settlement practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses. Similarly, the reliability of trading and settlement systems in some emerging markets may not be equal to that available in more developed markets, which may result in problems realizing investments. See “Non-U.S. Investment Risk” below.

In addition, issuers (including governments) in emerging market countries may have less financial stability than in other countries. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. As a result, there will tend to be an increased risk of price volatility in investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The securities of emerging market companies may trade less frequently and in smaller volumes than more widely held securities. They may also be reliant on a few industries, international trade or revenue from particular commodities.

Market disruptions or substantial market corrections may limit very significantly the liquidity of securities of certain companies in a particular country or geographic region, or of all companies in the country or region. A Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet such Fund’s obligations. For example, restrictive investment quotas controls and other dealing limitations may apply.

For these and other reasons, investments in emerging markets are often considered speculative. To the extent any Fund invests in emerging markets, it will be subject to all of the general risks described in this Prospectus as well as special risks (some of which are described in the SAI) that may affect the region where such Fund invests. See also “Frontier Markets Risk” below.

Equity Securities Risk

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. In addition to common stocks, equity securities include, without limitation, preferred stocks, convertible securities and warrants. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. The Funds may invest in, and gain exposure to, common stocks and other equity securities through purchasing depositary receipts as described under “Depositary Receipts” below.

Equity securities may experience significant price volatility, and the market prices of equity securities can decline in a rapid or unpredictable manner.

The value of a company’s equity securities may fall as a result of factors directly relating to that company, such as decisions or actions taken by its management or employees, which could include fraud or a criminal act, or lower demand for the company’s products or services. The value of an equity security may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs.

The value of a company’s equity securities may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates or adverse circumstances involving the credit markets. In addition, because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market prices of equity securities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equity securities trading at lower multiples.

The Funds may invest in the equity securities of issuers with smaller to medium-sized market capitalizations. See “Small- and Medium-Capitalization Securities Risk” below.

Depositary Receipts

The Funds may invest in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers, including political, regulatory, and economic risks. Investments in depositary receipts may similarly be less liquid and more volatile than the underlying securities in their primary trading market.

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The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Investing in these instruments exposes a Fund to credit and counterparty risk with respect to the issuer of the ADR, EDR or GDR, in addition to the risks of the underlying investment. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may also have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Convertible Securities

Convertible securities are generally bonds, debentures, notes, preferred stocks, synthetic convertible securities and other securities or investments that may be converted or exchanged (by the holder or issuer) into equity securities of the issuer (or cash or securities of equivalent value). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk.

Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible. Convertible securities may also be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings.

Preferred Securities

Preferred stocks (or “preferred securities”) represent equity interests in a company that generally entitles the holder to receive, in preference for the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred securities may pay fixed or adjustable rates of return and are subject to issuer-specific risks.

Dividends for preferred securities are typically paid after payments to debt and bond holders. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally under no obligation to pay dividends. A preferred security may therefore lose substantial value if the board of directors of the issuer decides not to pay dividends. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates. If a Fund owns a preferred stock that is deferring its distribution, it may also be required to recognize income for tax purposes despite the fact that it is not receiving current distributions with respect to this position.

Preferred security holders commonly have no or limited voting rights with respect to the issuing company, which will limit the ability of the Fund to influence the issuer.

Many preferred securities allow holders to convert the preferred securities into common stock of the issuer. Consequently, their market price can be sensitive to changes in the value of the issuer’s common stock. Declining common stock values may also cause the value of the Fund’s investments to decline.

Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in the Fund’s yield.

Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Focused Investment Risk

Funds whose investments are focused in related, or a limited number of, countries, regions, sectors, companies or industries (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another, are subject to greater overall risk than funds whose investments are more diversified.

A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers. In such cases, a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent that a Fund focuses its investments in securities denominated in a particular foreign currency or in investments tied economically to (or related to) a narrowly defined geographic area, it will be subject to increased risks, when compared with more diversified funds. The political and economic prospects of one country or group of countries within the same geographic

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region may affect other countries in that region. Similarly, a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country may be sensitive to the same events, such as weather or natural disasters, or events affecting other companies in that region or country because of common characteristics, risk exposures and regulatory burdens. Issuers in the same area may also react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk,” below.

A Fund that focuses its investments in a certain type of issuer will be particularly vulnerable to events affecting such type of issuer. Also, certain Funds may have greater risk to the extent they invest a substantial portion of their assets in a group of related industries (or “sectors”). The industries comprising any particular sector and investments in a particular foreign currency or in a narrowly defined geographic area outside the United States may share common characteristics, are often subject to similar business risks and regulatory burdens, and react similarly to economic, market, political or other developments.

Furthermore, certain issuers, industries and regions may be adversely affected by the impacts of climate change on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Frontier Markets Risk

Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Some of these markets may have unstable governments, economies based on only a few industries and securities markets that trade only a limited number of securities. Many frontier markets do not have well-developed regulatory systems and disclosure standards may be less stringent than those of more developed markets. The risks of expropriation, nationalization, and social, political, and economic instability are greater in frontier markets than in more developed markets. These risks, which are characteristic of many emerging markets generally, may be especially heightened in frontier markets, due to political, economic, financial, or other factors.

Geographic Focus Risk

A Fund that focuses its investments in a limited number of countries or geographic regions will not offer the same level of diversification of risks as a more broadly global fund because it will be exposed to a smaller geographic area. The performance of a Fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the Fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds substantial investments in growth stocks, the Fund may underperform other investment funds that invest more broadly or that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.

Information Technology Risk

The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders, despite the efforts of the Funds and their service providers to adopt technologies, processes, and practices intended to mitigate these risks.

Unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Funds, the Funds’ service providers, counterparties, or other market participants or data within those systems (each, a “cyber-attack”). Successful cyber-attacks against, or security breakdowns of, a Fund, the Manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Funds or their shareholders. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data.

Cyber-attacks, and other technical issues may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. They may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete.

Market events may also occur at a pace that overloads current information technology and communication systems and processes of the Funds, the Funds’ service providers, or other market participants, affecting their ability to conduct the Funds’ operations.

Similar types of information technology risks are present for issuers of securities or other instruments in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investments to lose value.

The Funds and their service providers have established business continuity and other plans and processes to address the possibility of cyber-attacks, disruptions, or failures. However,

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there are inherent limitations in such plans and processes, including that they do not apply to third parties, the possibility that risks may not have been identified or new risks may emerge in the future. The Funds also cannot directly control any information security plans and systems put in place by their service providers, Funds counterparties, issuers in which the Funds invest, or securities markets and exchanges. In addition, such third-parties may have limited indemnification obligations to the Manager or the Funds.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, each Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

IPO Risk

Each Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations and often to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to such Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Japan Risk

Investing in Japan may involve greater geopolitical, economic, and environmental risk than investing in the United States or other developed economies. For example, despite Japan’s recent economic growth and emerging economic relationships with neighboring Southeast Asian countries, the growth of the Japanese economy has been behind that of other major developed economies. Part of the reason for this is that Japan, like many Asian countries, is still heavily dependent upon international trade, such as oil imports, and thus susceptible to the adverse effects of trade barriers, exchange controls, and other measures imposed or negotiated by the countries with which they trade. One trading partner in particular is China, whose political relationship with Japan has, at times, been stressed. Such rising political tensions could adversely affect the Japanese economy and destabilize the region.

The value of Japan’s currency, the yen, has been susceptible to fluctuations. Increases in its value may cause a decline in exports that could weaken the Japanese economy. Japan has in the past, countered drastic shifts in its currency by intervening in the currency markets in an attempt to maintain or reduce the value of the yen. This intervention in the currency markets could cause the value of the yen to swing sharply and unpredictably and could cause losses to investors.

Japan has an aging population and a significant population decline, which has resulted in a shrinking workforce. Its labor market appears to be undergoing fundamental structural changes, as it has shifted from a labor market familiar with lifetime employment to a market adjusted to meet the need for increased labor mobility. This change in the labor market may adversely affect Japan’s economic competitiveness. Furthermore, natural disasters, such as earthquakes, volcanoes, typhoons, and tsunamis have and may continue to pose negative effects on the Japanese economy.

Large-Capitalization Securities Risk

Securities issued by large-capitalization companies may present risks not present in smaller companies. For example, larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by smaller companies, especially during strong economic periods. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk

Liquidity risk is the risk that a Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market.

The Funds are all subject to the risk that low trading volume, lack of a market maker, large positions in securities of particular issuers, or legal restrictions (including daily price fluctuation limits or ‘circuit breakers’) could make any investment illiquid. The market for certain investments may also become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. For example, securities issued by the U.S. Treasury have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008.

An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. In addition, it may be difficult for a Fund to value illiquid securities accurately. Securities of issuers in emerging markets may be particularly susceptible to this risk. See “Emerging Markets Risk” above.

Illiquid securities may also trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquid securities are more susceptible than other securities to price declines when market prices decline generally.

Furthermore, disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. For example, a Fund may hold restricted

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securities and there can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

If a Fund holds illiquid securities it may be forced to sell other securities or instruments that are more liquid, but at an unfavorable price, time and conditions, in order to meet redemption requests. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of a Fund. In some cases, due to unanticipated levels of illiquidity a Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Mutual funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its liquidity risk. Under its program, a Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on investments in illiquid securities. While the liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operation and it may not reduce the liquidity risk inherent in a Fund’s investments.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and a Fund may not perform as expected in the long term. The market price of the Funds’ investments may fluctuate daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Short-term price fluctuations may be especially pronounced in less developed markets or in companies with lower market capitalizations in which the Funds may invest.

Investments in certain industries or markets may be subject to wider variations in performance as a result of special risks common to such markets or industries. For example, information technology companies may have limited product lines, markets or financial resources and may be affected by worldwide technological developments and their products and services may quickly become outdated. Similarly, emerging market economies may experience lower trading volume and liquidity, greater risk of expropriation, nationalization, and social, political and economic instability than more developed markets, which may result in greater volatility and significant short-term price fluctuations.

An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of a Fund’s portfolio.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds’ exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the Funds.

Market disruptions, including sudden government interventions (e.g., currency controls), can also prevent the Funds from implementing their investment strategies efficiently and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying securities, reference rates, or indices, or to offer them on a more limited basis.

While the U.S. government has honored its credit obligations continuously for more than 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. can result in the shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

Uncertainties regarding the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets would likely be significantly disrupted and the Manager’s business may be adversely affected. In June 2016, the United Kingdom held a referendum in which voters approved an exit from the European Union, commonly referred to as “Brexit.” In March 2017, Prime Minister Theresa May provided formal

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Baillie Gifford Funds – Prospectus

notification of the United Kingdom’s intention to withdraw from the European Union pursuant to Article 50 of the Treaty of Lisbon to the European Council. This formal notification began a two-year period of negotiations regarding the terms of the United Kingdom’s exit from the European Union. This two-year period has now been extended to October 31, 2019 and the United Kingdom is working towards leaving the European Union at a yet to be determined date between now and October 31, 2019. There is a significant degree of uncertainty about the potential consequences and precise timeframe for Brexit. The decision may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European Union economies, as well as the broader global economy for some time. It is also possible that the United Kingdom could initiate another referendum on the issue of Brexit, or that various countries within the United Kingdom, such as Scotland, could seek to separate from the United Kingdom and remain a part of the European Union. The consequences of the United Kingdom’s or another country’s exit from the European Union and/or Eurozone also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond.

Market Risk

Market risk is the risk of unfavorable market-induced changes in the value of securities owned by a Fund.

Market prices of investments held by the Funds are volatile and will go up or down, sometimes rapidly or unpredictably. The prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest or currency rates, changes in actual or perceived creditworthiness of issuers, adverse investor sentiment generally, market liquidity, real or perceived adverse market conditions and the risks inherent in investment in securities markets.

The total return of a Fund may consequently fluctuate within a wide range, so you could lose money over short or even long periods. Even if economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which a Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.

In recent years, central banks and governmental financial regulators, including the U.S. Federal Reserve, have kept interest rates historically low by purchasing bonds. However, continued economic recovery, the U.S. Federal Reserve’s conclusion of its quantitative easing program, and recent increases in interest rates increase the likelihood that interest rates will continue to rise in the near future. To the extent the U.S. Federal Reserve continues to raise interest rates, there is a risk that rates across the financial system may rise, which could make fixed income investments more attractive and decrease demand for equity securities. Rising interest rates could have an adverse effect on the performance of the Funds.

Non-Diversification Risk

The Long Term Global Growth Equity Fund is classified as a “non-diversified” fund. A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of such Fund’s shares may be more volatile than the values of shares of more diversified funds. See also “Focused Investment Risk.”

Non-U.S. Investment Risk

Investing in non-U.S. securities (i.e., those which are not primarily traded on a United States securities exchange) involves additional and more varied risks than those typically resulting from investing in U.S. markets. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries.

The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries.

The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. For example, the securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries. There may be a greater risk of political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters, causing the Fund’s investments in that country to experience gains or losses. The securities of some non-U.S. entities could also become subject to sanctions or embargoes that adversely affect the Fund’s investment.

Issuers of non-U.S. securities are subject to different, and often less comprehensive, accounting, reporting, custody, auditing and disclosure requirements than domestic issuers. There may be less information publicly available about a non-U.S. entity than about a U.S. entity. Moreover, in certain non-U.S. countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. It may be difficult to obtain and enforce judgments against non-U.S. entities. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets. Prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) could similarly expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers.

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Baillie Gifford Funds – Prospectus

Non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar. Consequently, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. See “Currency and Currency Hedging Risk” above.

Non-U.S. countries may also have additional requirements with respect to the ownership of securities. For example, many non-U.S. countries have additional reporting requirements that may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ foreign portfolio securities, no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times. There are also special tax considerations which apply to securities of non-U.S. issuers and securities principally traded overseas. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. See “Tax” below, and the SAI for further details.

Additionally, U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market, the Fund may be required to purchase ADRs, GDRs, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Service Provider Risk

Each Fund is subject to the risk that the Manager will apply techniques and analyses to the Funds’ investment practices that are not as successful as the techniques and analyses used by other investment advisers. There is no guarantee that the Manager will be able to enhance the returns of the Funds or preserve the Funds’ assets. The Manager also may fail to use derivatives effectively, including by choosing to hedge or not to hedge positions at disadvantageous times. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Funds to incur losses.

There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives. A change in laws or regulations due to political or economic events, such as Brexit, may impact the Manager’s ability to retain its portfolio managers and other key personnel. For additional information on Brexit see “Market Disruption and Geopolitical Risk” above.

The Funds are also subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody,

transfer agency, and other services. The Funds currently utilize entities affiliated with the Bank of New York Mellon to serve as transfer agent, administrator, custodian and fund accounting agent to the Funds. This arrangement could magnify losses resulting from a systems failure affecting the Bank of New York Mellon. Loss may be caused by inadequate procedures and controls, human error, system failures, negligence, misfeasance or fraud by a service provider or insolvency of a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security.

Settlement Risk

Markets in different countries have different clearance and settlement procedures. Certain markets may from time to time be unable to keep pace with the volume of transactions.

Delays in settlement may increase credit risk to the Funds or limit the ability of the Funds to reinvest the proceeds of a sale of securities. Delays in settlement may also subject the Funds to penalties for their failure to deliver to on-purchasers of securities whose delivery to the Fund was delayed.

Delays in the settlement of securities purchased by a Fund may also limit the ability of such Fund to sell those securities at times and prices it considers desirable, and may subject such Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. A Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities it has sold, in order to meet its obligations to others.

Limits on the ability of the Funds to purchase or sell securities due to settlement delays could increase any variance between the Funds’ performance and that of their benchmark indices.

Small- and Medium-Capitalization Securities Risk

The securities of small- and medium-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. Similarly, the securities of small- and medium-sized companies may trade less frequently and in smaller volumes than securities of larger companies. The prices of these securities may consequently fluctuate more sharply than those of other securities, and the Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. Moreover, there may be less publicly available information about the issuers of these securities or less market interest in these securities than in the case of larger companies, both of which can cause significant price volatility.

Some securities of small- and medium-sized issuers may also be illiquid or may be restricted as to resale. A Fund may therefore be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund’s obligations.

The SAI includes more information about the Funds, their investments and the related risks.

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Baillie Gifford Funds – Prospectus

Fund Management

Investment Manager

Each Fund is advised and managed by the Manager, Baillie Gifford Overseas Limited, of Calton Square, 1 Greenside Row, Edinburgh EH1 3AN, Scotland. The Manager is a wholly owned subsidiary of Baillie Gifford & Co., which is controlled by its working partners. The Manager, its parent, Baillie Gifford & Co., and their affiliates are referred to as “Baillie Gifford”.

Experience

The Manager is a registered investment adviser which, together with its affiliates, advises other mutual funds and a variety of private accounts, including accounts managed on behalf of corporate and public pension plan sponsors, endowments, foundations, sovereign wealth funds, and family office clients. The Manager was organized in 1983, and had approximate assets under management of $140 billion as of December 31, 2018.

Investment Services

The Manager selects and reviews each Fund’s investments and provides executive and other personnel for the management of the Trust, pursuant to the Amended and Restated Investment Advisory Agreement between the Manager and the Trust on behalf of each Fund, as amended from time to time (the “Advisory Agreement”).

The semi-annual report to the shareholders of the Funds for the period ended June 30, 2018 includes a discussion regarding the basis of the Board’s approval of the Advisory Agreement insofar as it relates to each Fund.

Under the Advisory Agreement, each Fund pays the Manager an advisory fee quarterly (the “Advisory Fee”). The Advisory Fee is calculated and accrued daily as a percentage of the average daily net assets of each Fund. For the fiscal year ended December 31, 2018, the advisory fees paid by the Funds were as follows:

Fund	Aggregate Advisory Fee (percentage of each Fund’s average daily net assets)
The EAFE Fund	0.34%
The EAFE Choice Fund	0.35%
The EAFE Pure Fund	0.35%
The Emerging Markets Fund	0.55%
The Global Alpha Equity Fund	0.40%
The International Equity Fund	0.35%
The Long Term Global Growth Equity Fund	0.45%

The Advisory Fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund’s annual daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
The EAFE Fund	$0-$2 >$2-$5 Above $5	0.35% 0.31% 0.29%

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
The EAFE Choice Fund	$0-$2 >$2-$5 Above $5	0.35% 0.31% 0.29%
The EAFE Pure Fund	$0-$2 >$2-$5 Above $5	0.35% 0.31% 0.29%
The Emerging Markets Fund	$0-$2 >$2-$5 Above $5	0.55% 0.51% 0.49%
The Global Alpha Equity Fund	$0-$2 >$2-$5 Above $5	0.40% 0.36% 0.34%
The International Equity Fund	$0-$2 >$2-$5 Above $5	0.35% 0.31% 0.29%
The Long Term Global Growth Equity Fund	$0-$2 >$2-$5 Above $5	0.45% 0.41% 0.39%

Upon termination of the Advisory Agreement at other than quarter end, the Advisory Fee for the partial quarter shall be determined by reference to the termination date and shall be prorated accordingly.

Shareholder Services

The Manager provides certain shareholder services to the Funds, pursuant to the Shareholder Servicing Agreement between the Manager and the Trust on behalf of each Fund (the “Shareholder Servicing Agreement”).

For these services, which include client and shareholder servicing, reporting and other support, each shareholder pays a shareholder servicing fee (the “Shareholder Service Fee”).

The principal economic difference among the various Classes of each Fund is the level of Shareholder Service Fee payable, as follows:

Fund	Class 2	Class 3	Class 4	Class 5
The EAFE Fund	0.17%	0.10%	0.07%	0.02%
The EAFE Choice Fund	0.17%	0.10%	0.07%	0.02%
The EAFE Pure Fund	0.17%	0.10%	0.07%	0.02%
The Emerging Markets Fund	0.17%	0.10%	0.07%	0.02%
The Global Alpha Equity Fund	0.17%	0.10%	0.07%	0.02%
The International Equity Fund	0.17%	0.10%	0.07%	0.02%
The Long Term Global Growth Equity Fund	0.17%	0.10%	0.07%	0.02%

Class eligibility is determined by the total assets under management with the Manager, as detailed in the “Shares” section below. The Shareholder Service Fee payable decreases as the amount of total assets under management with the Manager increases. This is because the cost to service that client decreases as a percentage of the assets in that account.

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Baillie Gifford Funds – Prospectus

The amount and complexity of these services (and costs) will vary between shareholders. Also note that some of these costs are variable (increasing as the assets increase) but some are fixed. As a result, the Shareholder Service Fees decline, in basis points terms, as the assets increase but, in general, rise, in dollar terms, as the assets increase.

The Trust has adopted a Shareholder Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Class 2-5 shares of each Fund (the “Shareholder Service Plan”). However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this Prospectus, and no distribution fees under Rule 12b-1 are currently payable under the Shareholder Service Plan. If the Board authorizes distribution payments pursuant to Rule 12b-1 in the future for any Class of shares, the Manager or another service provider might collect distribution fees under Rule 12b-1, but only after appropriate authorization by the Board and after this Prospectus has been updated to reflect such additional fees. Should distribution payments under Rule 12b-1 be collected, these fees would be paid out of the applicable Fund’s assets on an on-going basis, and over time these fees could increase the cost of your investment and may cost you more than paying other types of sales charges.

Expenses

The organizational and operational expenses of the Funds are borne by the relevant Fund, including but not limited to brokerage commissions, transfer taxes and extraordinary expenses in connection with its portfolio transactions, all applicable taxes, independent trustee compensation, interest charges, charges of custodians, auditing and legal expenses.

Certain expenses, not including advisory and custodial fees or other expenses related to the management of a Fund’s assets, may be allocated to a specific Class of shares if those expenses are actually incurred in a different amount with respect to a Class, or if services are provided with respect to a Class that are of a different kind or to a different degree than with respect to other Classes.

The Manager has contractually agreed to waive its fees and/or bear Other Expenses of The Long Term Global Growth Equity Fund until April 30, 2020 to the extent that such Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the following amounts:

Class	Expense Limit (percentage of the Fund’s average daily net assets)
Class 2	0.77%
Class 3	0.70%
Class 4	0.67%
Class 5	0.62%

For the purposes of determining any such fee waiver and/or expense reimbursement, the expenses are calculated based on the percentage of the average daily net assets of The Long Term Global Growth Fund.

Pursuant to the terms of the agreement governing the expense limitation, the Manager does not have a right to recover from the Fund any fees waived or expenses paid pursuant to this expense limitation. This contractual agreement may only be terminated by the Board of Trustees of the Trust.

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Baillie Gifford Funds – Prospectus

Investment Teams

Investment decisions made by the Manager for the Funds are made by teams of portfolio managers organized for that purpose.

The EAFE Fund Team

The Fund’s management team meets regularly to discuss individual stock selection. The team takes into account the views of a larger group of the Manager’s senior portfolio managers that meets quarterly to discuss views on markets, which are advisory only and do not bind the decisions of the Fund’s management team. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The team takes collective responsibility for portfolio construction.

The EAFE Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

James Anderson BA in Modern History (1980) MA in International Affairs (1982) Oxford University

Joined Baillie Gifford in 1983 and became a Partner of Baillie Gifford & Co. in 1987. Mr. Anderson headed our European Equity Team until July 2003 when he became Head of our Long Term Global Growth Team.

Mr. Anderson has been a member of this team since the Fund’s inception in 2008.

Julia Angeles PhD in Economics University of Aarhus

Joined Baillie Gifford in 2008. Before joining Baillie Gifford, Ms. Angeles worked as a Management Consultant at McKinsey & Company.

Ms. Angeles has been part of different global and regional teams within Baillie Gifford and in addition to her role as Investment Manager in the EAFE Alpha Team, she is also currently an Investment Manager in the Positive Change Investment Team.

Ms. Angeles has been a member of the team since 2017.

Lawrence Burns BA in Geography (2009) University of Cambridge	Joined Baillie Gifford in 2009 and has spent time working in both the Emerging Markets and UK Equity departments. Mr. Burns has been a member of the team since 2012.

Tom Coutts BA in Modern Languages (1994) Oxford University

Joined Baillie Gifford in 1999 and became a partner of Baillie Gifford & Co. in 2014. Mr. Coutts is an Investment Manager in the EAFE Alpha Team. Mr. Coutts previously spent a number of years in the European Equities Team and the UK Equities Team.

Mr. Coutts has been a member of the team since the Fund’s inception in 2008.

Brian Lum MSci and BA (Hons) in Physics (2006) University of Cambridge CFA Charterholder

Joined Baillie Gifford in 2006 and has spent time working in the Manager’s North American, Emerging Markets, Global Small Cap, and EAFE Alpha equity investment teams.

Mr. Lum has been a member of this team since 2015.

Kavé Sigaroudinia MA in Economics (1998) Edinburgh University

Joined Baillie Gifford in 1999 and since then has worked as a Portfolio Manager in the European and UK Mid and Small Cap Equity Investment Teams. Mr. Sigaroudinia became a Partner of Baillie Gifford & Co. in 2012.

Mr. Sigaroudinia became a member of the team in 2005 and works full time conducting research for the portfolio.

The portfolio managers who select the securities for the EAFE Fund are different personnel from the team of portfolio managers of The EAFE Choice Fund and The EAFE Pure Fund. Although there may be overlap between the holdings of this Fund and The EAFE Choice Fund and/or The EAFE Pure Fund, the Manager anticipates that the differences in the portfolio management teams will generally result in different securities being held by the Funds.

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Baillie Gifford Funds – Prospectus

The EAFE Choice Fund Team

The Fund’s management team meets formally twice a month to review the portfolio as a whole and to discuss individual stock selection. The team meets weekly to review relevant developments related to holdings within the Fund. The team also holds ad hoc meetings as required to discuss unusual or material developments in the portfolio. The team takes collective responsibility for portfolio construction.

The EAFE Choice Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Gerard Callahan BA in Politics, Philosophy and Economics (1991) Oxford University

Joined Baillie Gifford in 1991 and became a Partner of Baillie Gifford & Co. in 2000. Mr. Callahan has headed our UK Equity Team since 2007.

Mr. Callahan has been a member of the team since 2007 and Chairman since 2010.

Iain Campbell BA Modern History (2000) Oxford University	Joined Baillie Gifford in 2004. Before joining Baillie Gifford, Mr. Campbell worked for Goldman Sachs and traveled in Asia. Mr. Campbell has been a member of the team since 2010.

Sophie Earnshaw MA in English Literature (2008) University of Edinburgh MPhil in 18th Century and Romantic Literature (2009) University of Cambridge CFA Charterholder	Joined Baillie Gifford in 2010. Ms. Earnshaw has been a member of the team since 2014.

Joe Faraday MEng in Chemical Engineering (2002) University of Cambridge MBA (2009) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2002. Mr. Faraday has been a member of the team since 2007.

Moritz Sitte BSc in Business Administration (2009) University of Regensburg MSc in Finance and Investment (2010) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2010. Mr. Sitte has been a member of the team since 2014.

The same team of portfolio managers selects the securities for this Fund and the EAFE Pure Fund. However, this Fund permits investment in both developed and emerging markets, whereas The EAFE Pure Fund focuses only on investment in developed markets. The Manager anticipates that the differences in investment objective will generally result in some different securities being held by the Funds.

The EAFE Pure Fund Team

The Fund’s management team meets formally twice a month to review the portfolio as a whole and to discuss individual stock selection. The team meets weekly to review relevant developments related to holdings within the Fund. The team also holds ad hoc meetings as required to discuss unusual or material developments in the portfolio. The team takes collective responsibility for portfolio construction.

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Baillie Gifford Funds – Prospectus

The EAFE Pure Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Gerard Callahan BA in Politics, Philosophy and Economics (1991) Oxford University

Joined Baillie Gifford in 1991 and became a Partner of Baillie Gifford & Co. in 2000. Mr. Callahan has headed our UK Equity Team since 2007.

Mr. Callahan has been a member of the team since 2007 and Chairman since 2010.

Iain Campbell BA Modern History (2000) Oxford University	Joined Baillie Gifford in 2004. Before joining Baillie Gifford, Mr. Campbell worked for Goldman Sachs and traveled in Asia. Mr. Campbell has been a member of the team since 2010.

Sophie Earnshaw MA in English Literature (2008) University of Edinburgh MPhil in 18th Century and Romantic Literature (2009) University of Cambridge CFA Charterholder	Joined Baillie Gifford in 2010. Ms. Earnshaw has been a member of the team since 2014.

Joe Faraday MEng in Chemical Engineering (2002) University of Cambridge MBA (2009) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2002. Mr. Faraday has been a member of the team since 2007.

Moritz Sitte BSc in Business Administration (2009) University of Regensburg MSc in Finance and Investment (2010) University of Edinburgh CFA Charterholder	Joined Baillie Gifford in 2010. Mr. Sitte has been a member of the team since 2014.

The same team of portfolio managers selects the securities for this Fund and The EAFE Choice Fund. However, The EAFE Choice Fund permits investment in both developed and emerging markets, whereas this Fund focuses only on investment in developed markets. The Manager anticipates that the differences in investment objective will generally result in some different securities being held by the Funds.

The Emerging Markets Fund Team

The Fund’s management team meets weekly to review existing holdings and individual stock decisions. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. The ultimate decision to buy or sell a stock rests with members of the team.

The Emerging Markets Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Mike Gush MEng (2003) Durham University	Joined Baillie Gifford in 2003 and is an Investment Manager in the Emerging Markets Equity Team and for the Global Select Team. Mr. Gush has been a member of the team since 2005.

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Baillie Gifford Funds – Prospectus

Education	Investment Experience

Richard Sneller BSc (Econ) in Statistics (1993) London School of Economics MSc in Investment Analysis (1994) Stirling University

Joined Baillie Gifford in 1994 and became a Partner of Baillie Gifford & Co. in 2004. Mr. Sneller, with the exception of a year researching UK Smaller Companies, has spent his career at Baillie Gifford covering the Emerging Markets.

Mr. Sneller has been a member of the team since 1995.

Andrew Stobart MA in Economics (1987) Cambridge University

Joined Baillie Gifford in1991. He has worked in the Japanese, North American and UK Equity Teams. Prior to joining Baillie Gifford, Mr. Stobart worked for three years in investment banking in London.

Mr. Stobart has been a member of the team since 2007.

The Global Alpha Equity Fund Team

The Fund’s management team pursues investment concepts from across the Baillie Gifford Group investment teams and holds formal monthly meetings with the Manager’s regional investment teams to review portfolio holdings and potential stock purchases. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. Each member of the team has full ownership and accountability for all portfolio decisions.

The Global Alpha Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Spencer Adair BSc in Medicine (1997) University of St. Andrews CFA Charter holder

Joined Baillie Gifford in June 2000, before becoming a Partner of Baillie Gifford & Co. in 2013. Prior to joining Baillie Gifford, Mr. Adair completed two years of clinical training in Edinburgh. He has spent time in the Manager’s Fixed Income, Japanese, European and UK Equities investment teams. Mr. Adair managed the High Yield Fund while in the Manager’s Fixed Income investment team and the European portion of wider global portfolios while in the Manager’s European Equities investment team.

Mr. Adair has been a member of the team since the Fund’s inception in 2005 and this is now his sole portfolio responsibility.

Malcolm MacColl MA in Economics and History (1998) University of St Andrews MLitt in Economics, Politics, and Management (1999) University of St. Andrews Member, CFA Society UK

Joined Baillie Gifford in 1999, before becoming a partner of Baillie Gifford & Co. in 2011. Mr. MacColl spent time in the Manager’s UK Small Cap Equities investment team before joining the North American investment team. He managed the North American portion of wider global portfolios while in the North American investment team.

Mr. MacColl has been a member of the team since the Fund’s inception in 2005 and this is now his sole portfolio responsibility.

Charles Plowden BA in Modern History (1983) Oxford University

Joined Baillie Gifford in 1983, before becoming a partner of Baillie Gifford & Co. in 1988 and the joint senior partner of Baillie Gifford & Co. in 2006. Mr. Plowden has gained investment experience in the Manager’s North American, UK (where he was ultimately head of the department), Emerging Markets and European Equities investment teams.

Mr. Plowden has been a member of the team since the Fund’s inception in 2005 and this is now his sole portfolio responsibility.

The International Equity Fund Team

The Fund’s management team meets weekly to discuss individual stock selection and quarterly to discuss the portfolio as a whole, with a focus on identifying underlying themes which may be over-represented or under-represented. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. Although individual members cover assigned areas of responsibility, all members are encouraged to look for ideas from across the relevant markets and from any of the Manager’s investment teams.

While the whole team discusses investment decisions, the ultimate decision on whether to buy a stock rests with the team member who nominated it for discussion, such that the team harnesses the perspectives and insights of the group while retaining the accountability and efficiency of individual decision making.

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Baillie Gifford Funds – Prospectus

The International Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

Donald Farquharson MA (Hons) in Arabic Studies (1987) University of St Andrews CFA (UK) Charterholder

Joined Baillie Gifford in 2008 and became a Partner of Baillie Gifford & Co. in 2017. Mr. Farquharson has over 25 years’ investment experience dedicated almost entirely to Japanese equities. He spent 20 years working for Schroders as a Japanese specialist and subsequently Head of the Pan Pacific equity team and manager of the Schroder Japan Growth Fund plc. Between 1991 and 1995 he headed Schroders’ research team in Tokyo. At Baillie Gifford, he has been Lead Portfolio Manager for the Japan Growth strategy since the Fund’s inception in 2009.

Mr. Farquharson has been a member of the team since 2014.

Angus Franklin MA in Economics and Social History (1988) St. Andrews University Chartered Accountant (1992)

Joined Baillie Gifford in 1994 and became a Partner of Baillie Gifford & Co. in 2012. After working in the UK, Emerging Markets and European Equities Investment Teams, Mr. Franklin now works full time conducting research for this team, with specific responsibility for European stocks.

Mr. Franklin has been a member of the team since the Fund’s inception in 2006.

Toby Ross MA in English Literature (2006) University of Cambridge CFA Charterholder

Toby graduated MA in English Literature from the University of Cambridge in June 2006 and joined Baillie Gifford in the same year. He spent some time as an Investment Analyst in the UK Equity Team and as a Global Sector Specialist. Toby became Co-Head of the Global Income Growth Team and Joint Manager of The Scottish American Investment Company P.L.C. (SAINTS) in 2017.

Mr. Ross has been a member of this team since 2018.

Andrew Stobart MA in Economics (1987) University of Cambridge

Joined Baillie Gifford in 1991. Mr Stobart has worked on the UK, Japanese and North America teams and is now a member of the Emerging Markets Team. Prior to joining Baillie Gifford, Mr. Stobart worked for three years in investment banking in London.

Mr Stobart has been a member of this team since 2008.

Jenny Tabberer BA in Music (2008) Oxford University

Joined Baillie Gifford in 2011. After working on our Long Term Global Growth and Global Alpha strategies, Mrs. Tabberer now works full time conducting research for this team covering stocks in all International regions.

Mrs. Tabberer has been a member of the team since 2016.

Tom Walsh LLB (Hons) in Law & Economics (1999) University of Edinburgh CFA Charterholder

Joined Baillie Gifford in 2009. He worked at Fidelity International, Merrill Lynch and Deloitte & Touche before joining Baillie Gifford. He was an Investment Manager in the UK Equity and Global Opportunities Teams until 2015 when he joined the European Equity Team.

Mr. Walsh has been a member of the team since 2018.

The Long Term Global Growth Equity Fund Team

The Fund’s management team meets regularly to discuss individual stock selection, review portfolio holdings and potential stock purchases. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. All of the members of the team are responsible for researching stocks and every investor contributes to the generation of new ideas, stock research and stock discussions. Once a stock has been fully researched and discussed by all in the team, the portfolio managers are responsible for making the ultimate decision on its inclusion (or otherwise) in the portfolio. Their decisions place an emphasis on backing enthusiasm rather than achieving a full consensus. Each portfolio manager has ownership and accountability for portfolio decisions.

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Baillie Gifford Funds – Prospectus

The Long Term Global Growth Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Education	Investment Experience

James Anderson BA in Modern History (1980) MA in International Affairs (1982) Oxford University

Joined Baillie Gifford in 1983 and became a Partner of Baillie Gifford & Co. in 1987. Mr. Anderson headed our European Equity Team until July 2003 when he became Head of our Long Term Global Growth Team.

Mr. Anderson has been a member of the team of portfolio managers for this Fund since the Fund’s inception in 2014.

John MacDougall MA in Ancient and Modern History (2000) Oxford University

Joined Baillie Gifford in 2000 and became a Partner of Baillie Gifford & Co in 2016. While at Baillie Gifford, Mr. MacDougall has worked in the North American, Japanese and Global Discovery teams.

Mr. MacDougall has been a member of the team of portfolio managers for this Fund since 2015.

Tom Slater BSc in Computer Science with Mathematics (2000) University of Edinburgh CFA Charterholder

Joined Baillie Gifford in 2000 and became a Partner of Baillie Gifford & Co. in 2012. While at Baillie Gifford, Mr. Slater has worked in the Developed Asia, UK Equity and the North American teams. He joined the Long Term Global Growth Team in 2009.

Mr. Slater has been a member of the team of portfolio managers for this Fund since the Fund’s inception in 2014.

Mark Urquhart BA in Philosophy, Politics, and Economics (1992) Oxford University PhD in Politics (1996) University of Edinburgh

Joined Baillie Gifford in 1996. Prior to joining Baillie Gifford, Mr. Urquhart spent a year at Harvard as a Kennedy Scholar. He then began his career at Baillie Gifford as a Portfolio Manager in the Japanese Equity Team and later joined the Long Term Global Growth Team in 2003. He became a Partner of Baillie Gifford & Co. in 2004.

Mr. Urquhart has been a member of the team of portfolio managers for this Fund since the Fund’s inception in 2014.

Compensation

The SAI provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

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Baillie Gifford Funds – Prospectus

Shares

Share Classes

The Trust is authorized to issue Class 2, Class 3, Class 4, and Class 5 shares of each Fund covered by this Prospectus.

How Shares are Priced

Each share Class has its own share price. The purchase price of each Class of a Fund’s shares is based on that Class’s net asset value. The share price is computed for each share Class as follows:

—   the total market value of all assets and fund-level liabilities of each Fund is calculated, then divided by the total amount of shares held in that Fund (the “Fund Asset Value”); then

—   the market value of the assets for each Class is calculated on a pro-rata basis, based on the Fund Asset Value (the “Class Asset Value”); then

—   the market value of the class-specific liabilities attributable to each share Class is calculated (the “Class Liabilities”); then

—   the share price for each Class is calculated by deducting the Class Liabilities from the Class Asset Value.

When shares are priced

The net asset value for each Class will be determined as of a particular time of day (the “Pricing Point”) on any day on which the New York Stock Exchange (“NYSE”) is open for unrestricted trading. The Pricing Point is normally at the scheduled close of unrestricted trading on the NYSE (generally 4:00 p.m. Eastern Time). In unusual circumstances, the Funds may determine that the Pricing Point shall be at an earlier, unscheduled close or halt of trading on the NYSE. The price at which purchase and redemption orders are effected is based on the next calculation of the net asset value after the order is received in good order. “Good order” means, among other things, that your request includes complete information. In general, an order is in “good order” if it includes: (i) the trade date of the purchase or redemption; (ii) the name of the Fund and share class; (iii) the U.S. dollar amount of the shares, in the case of a redemption you may also provide number of shares; (iv) the name and the account number set forth with sufficient clarity to avoid ambiguity; and (v) the relevant authorized signatories. In the case of a purchase, immediately available funds must also be received prior to the Pricing Point.

The net asset value for each Class may be affected by changes in the value of currencies in relation to the U.S. dollar. This is because investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using currency exchange rates obtained from pricing services at the Pricing Point on each day that the NYSE is open for unrestricted trading. If you are buying or selling shares, the share price you receive will be the share price determined after the subscription or redemption request is received by the applicable Fund (or your financial intermediary) in good order.

The net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares of the Fund. This is because the Fund may invest in securities that are primarily traded on foreign exchanges which may trade at times or on days when the Fund does not price its shares.

How assets are valued

In accordance with the Trust’s Pricing and Valuation Procedures, each Fund’s investments are valued at their fair market value as follows:

1 -   If reliable market quotations are readily available, the investments will generally be valued at the last quoted sale price on each business day or, if not traded on that business day, at the most recent quoted bid price.

2 -   If reliable current market quotations are not readily available or quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or for any other reason, the fair value of the investments will be assessed in accordance with the pricing and valuation procedures of the Trust, as more fully described in the SAI. Such market changes may:

º      relate to a single issuer or events relating to multiple issuers;

º      be considered to include changes in the value of U.S. securities or securities indices; or

º      occur after the close of the relevant market and before the time at which the applicable net asset value is determined.

Please see the section entitled “Purchase, Redemption, and Pricing of Shares—Determination of Net Asset Value” in the SAI for further information.

How to Buy Shares

Process

You may purchase shares of any Fund by taking the following two steps:

1 -   Request a Subscription.

The share Classes offered through this Prospectus are only available to existing shareholders in one of these Classes of the Funds. If you are an existing shareholder in Classes 2-5, you may request a further subscription by submitting a request to the Manager (in the format prescribed by the Manager), which includes:

º      the name of the Fund;

º      the exact name in which shares are to be registered;

º      the dollar amount of shares to be purchased;

º      a signature by all owners of the shares, in accordance with the form of registration;

º      the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

º      the trade date.

The Manager or the Bank of New York Mellon (the “Transfer Agent”) may ask you for additional information. Federal law requires financial institutions to obtain, verify and record

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identification information relating to investors, to help the U.S. government fight the funding of terrorism and money laundering activities. A Fund may consequently be required to obtain, and potentially update, the following information from investors: (i) name; (ii) date of birth (for individuals); (iii) residential or business street address; (iv) Social Security Number, taxpayer identification number, or other identifying number; and (v) completed Forms W-8 or W-9. Additional information may be required for corporations and other entities. Each Fund or its service providers may release this information or any other information held by you to proper authorities if, in light of applicable laws or regulations concerning money laundering and similar activities they determine it is in the best interests of the Fund or otherwise permitted by applicable law and appropriate to do so. The Funds or their service providers may also provide nonpublic personal financial information relating to shareholders or prospective shareholders to third-parties as necessary to perform services for the Funds or to comply with requests from regulators or tax authorities.

The applicable Fund will then decide whether to accept your application on behalf of the Trust. Assuming your request is accepted, you will receive the account details for payment.

2 -   Pay for shares.

Payment for shares can be made by:

º      electronic bank transfer to the nominated account;

º      exchanging securities on deposit with a custodian acceptable to the Manager or the Funds’ distributor, Baillie Gifford Funds Services LLC (“BGFS”); or

º      a combination of such securities and cash.

The Transfer Agent will then apply the payment to the purchase of full and fractional Fund shares of beneficial interest in the Fund, and will send you a statement confirming the transaction. Please see the back cover of this Prospectus for information on how to contact the Trust. Please see the section below on how to pay for shares by exchanging securities.

When you can buy Shares

Unless otherwise indicated in this Prospectus or the SAI, shares of each Fund are offered on a continuous basis, and can be purchased on any day on which the NYSE is open for unrestricted trading.

For a purchase order to be effective as of a particular day, the Fund must have accepted the order and have received immediately available funds by the Pricing Point on such day.

The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed.

Cancelling an order

Purchase orders cannot be cancelled after the Trust has received immediately available funds. This is the case even if the cancellation request is received prior to the Pricing Point.

Paying by exchanging securities

If you are paying for Fund shares with securities, please note:

—   You must obtain instructions by contacting the Funds. See “Contacts and Further Information” below;

—   You must deliver all rights in the securities to the Funds to finalize the purchase of Fund shares;

—   You should obtain tax advice regarding the specific U.S. federal income tax consequences of this process. Generally speaking, for U.S. federal income tax purposes, payment using securities may give rise to a gain or loss by an investor that is subject to U.S. federal income taxation. This depends on several factors, including the investor’s basis in the securities tendered and the extent to which the investor owns shares of the Fund following the exchange;

—   The securities will be valued in the same manner as the Fund’s assets as described under “How Shares are Priced,” subject to any charges or expenses which may be properly incurred as a consequence of such transaction;

—   The Manager will not approve the acceptance of securities in exchange for Fund shares unless:

º     The Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;

º     You represent and agree that all securities offered to a Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, as amended or that would otherwise impair the investors’ ability to transfer them to the Fund or the Fund’s ability to dispose of them subsequently; and

º     The securities may be acquired under the Fund’s investment policies and restrictions.

—   No investor owning 5% or more of a Fund’s shares may purchase additional Fund shares by exchange of securities, other than at the sole discretion of the Manager or BGFS in accordance with the applicable legal and regulatory restrictions on affiliated transactions.

Restrictions on Buying Shares

Fund & Share Class Eligibility

Shares of Class 2, Class 3, Class 4 and Class 5 of each Fund (“Legacy Class Shares”), which are currently closed to new investors, are subject to Fund eligibility requirements and Class eligibility requirements.

Fund Eligibility – Only existing shareholders who already hold Legacy Class Shares of a Fund (“Legacy Shareholders”) shall be able to purchase Legacy Class Shares of that Fund.

Legacy Shareholders may also exchange their Legacy Class Shares in one Fund for Legacy Class Shares in another Fund, which may involve a simultaneous purchase and redemption transaction either in kind or in cash. In addition, Legacy Class Shares of one Fund may be exchanged for Class K or Institutional Class shares of the same Fund (an “intra-Fund exchange”) provided that the shareholder requesting the intra-Fund exchange meets the eligibility requirements of the class into which such shareholder seeks to exchange. If less than all of

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an investment is exchanged out of Legacy Class Shares in a intra-Fund exchange, such exchange will not trigger a recalculation of Total Investment (as defined below) for purposes of determining eligibility.

Class Eligibility – In addition to the requirements described above, eligibility for Legacy Class Shares shall be determined with reference to the market value of assets managed by the Manager and its affiliates for the shareholder, whether in the Funds, another pooled vehicle or otherwise (the “Total Investment”). The minimum Total Investment for each class of shares is as follows:

Class	Total Investment(1)(2)(3)
Class 2	USD 25 Million
Class 3	USD 100 Million
Class 4	USD 200 Million
Class 5	USD 500 Million

(1)    The Fund may, at its discretion, permit a smaller minimum for any class of shares under certain circumstances.

(2)    The Manager will make all determinations as to aggregation of shareholder accounts for purposes of determining eligibility.

(3)     In the case of shares held of record by retirement plans which are Participant Directed Plans, the shareholder for the purposes of the Total Investment for each class of shares is the Participant Directed Plan.

The Total Investment will be determined by the Manager on each “Determination Date”, which will be:

—   March 31 of each year, if exchanging into a more expensive class of shares; or

—   The close of business on the last day of the calendar quarter, if exchanging into a less expensive class of shares.

Each shareholder’s shares will then be converted to the available Class of shares of the relevant Fund with the lowest Shareholder Service Fee for which the shareholder is eligible. This conversion will occur within 15 business days following the Determination Date. This conversion generally should not result in the recognition of gain or loss in the converted Fund’s shares or the tax basis changing. Also, the holding period of the new Class of shares should generally include the holding period of the converted shares.

Investors should be aware that all the Classes of the Funds may not be available in all jurisdictions.

Historical Exception – Effective January 1, 2015, the share class structure of The Emerging Markets Fund was changed as follows: shares previously designated as Class I were converted into Class 1 shares; shares previously designated as Class II shares were converted into Class 2 shares; and shares previously designated as Class III shares were converted into Class 5 shares. The Fund also added Class 3 and Class 4 shares. Notwithstanding the foregoing minimum Total Investment requirements for Class 2 shares and Class 3 shares described in the table above:

—   any shareholder who held Class II shares of The Emerging Markets Fund as of January 1, 2015 will be entitled to hold Class 2 shares of The Emerging Markets Fund so long as such client maintains a minimum Total Investment with the Manager of $15 million; and

—   any shareholder who held Class III shares of The Emerging Markets Fund as of January 1, 2015 will be entitled to hold Class 5 shares of The Emerging Markets Fund so long as such client maintains a minimum Total Investment with the Manager of $50 million.

If, on any Determination Date (as defined below), the value of any such shareholder’s Total Investment with the Manager is below $15 million or $50 million, as applicable, such shareholder’s shares will be automatically converted to the Class of shares which is then being offered with the lowest Shareholder Service Fee for which the shareholder is eligible as described in the below paragraph.

You must be a U.S. Person

Shares of each Fund are intended for investment by U.S. persons. The Manager and BGFS each reserve the right to reject any purchase order from any investor outside the U.S.

The Manager is not offering Fund shares to or with or otherwise promoting the Funds to any natural or legal persons domiciled or with a registered office in any European Economic Area member state (“EEA Member State”) where the European Union’s Alternative Investment Fund Managers Directive (“AIFMD”) is in force and effect. Furthermore, in light of the structure of the Funds and the manner in which they are managed, they do not fall within the scope of the AIFMD, and shareholders of the Funds are not subject to the protections of AIFMD or any implementing legislation relating to AIFMD. The Manager may in its discretion accept any such investor into a Fund, but only if it satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Funds.

You must be purchasing for your own account

Purchasers must be acquiring shares for their own account or through an authorized intermediary and for investment purposes only, or must otherwise be doing so in a manner acceptable to the Trust.

Subscriptions may be rejected

Each Fund reserves the right to reject any purchase order for any reason that the Fund in its sole discretion deems appropriate.

In all cases, the Manager and BGFS reserve the right to reject any particular investment. In particular, and without limiting the generality of the foregoing the Manager or BGFS may reject an investment:

—   if in the opinion of the Manager or BGFS, the size of the investment and/or the transaction costs associated with the investment are such that there would be a dilution of a Fund’s net asset value;

—   if the Fund is unable to verify your identity within a reasonable time;

—   if you are proposing to purchase shares using securities and the Manager has determined that this is not appropriate; and

—   to the extent a plan sponsor wishes to rely upon the Manager or BGFS to provide recordkeeping services, such

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as maintaining plan and participant records; processing enrolment; processing participants’ investment elections, contributions, and distributions; and issuing account statements to participants or other personalized services with respect to individual beneficial owners.

Fund may change the terms

Each Fund reserves the right to suspend or change the terms of the offering of its shares. Each Fund may each stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Delivery of documents to accounts sharing an address

To reduce expenses, a Fund may mail only one copy of the Funds’ Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-844 394 6127, or contact your financial institution. We will begin sending you individual copies within thirty (30) days of receiving such request.

How to Sell Shares

Process

Redemption Request – You can redeem your shares by mailing or emailing the Manager a redemption request, in a format prescribed by the Manager, which includes:

—   the name of the Fund;

—   the exact name in which shares are registered;

—   the number of shares or the dollar amount of shares to be redeemed;

—   a signature by all owners of the shares, in accordance with the form of registration;

—   the capacity of the signatory, if the signatory is acting in a fiduciary capacity, or as an agent on behalf of a corporation, partnership or trust; and

—   the trade date.

Redemption orders cannot be cancelled after the Trust has received a redemption request. This is the case even if the request is received prior to the Pricing Point.

Redemption Payment – Cash payments will be transferred for payment into your account after a request for redemption is received by the Trust in good order. The Funds generally expect to pay out redemption proceeds to redeeming shareholders within 3 business days following the trade date indicated in the redemption request. The Funds typically meet redemption requests by using holdings of cash and cash equivalents or by selling portfolio assets. The Funds may also, under normal or stressed market conditions, use a credit facility or trade portfolio holdings ahead of the trade date to meet significant requests for redemption. The Funds reserve the right to satisfy redemption requests up to 7 days following the trade date indicated in the redemption request. The possibility of delayed settlement is greater for smaller Funds or for Funds with particularly concentrated investor bases.

If you request a whole or part in-kind distribution of securities held by the Fund in lieu of cash, the Manager will grant this if it determines, in the Manager’s sole discretion, that to do so is lawful and will not be detrimental to the best interests of the remaining shareholders of the Fund. This is subject to each Fund’s election under Rule 18f-1 described below under “Election under 18f-1.” If you intend to request a distribution in kind, please note:

—   Securities distributed in connection with the request will be valued in accordance with the Fund’s procedures for valuation described under “How Shares are Priced.”

—   Securities and assets distributed will be selected by the Manager in accordance with procedures approved by the Board and generally will represent a pro-rata distribution of each holding in the Fund’s portfolio, subject to certain exceptions under relevant procedures.

—   You may incur market-imposed taxes or charges in connection with assuming title to such securities from the Funds, and may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

Change of Information – If you need to change or update your account information, you may do so by mailing or emailing the Trust a designation of the new accounts and any change in the accounts originally designated for the depositing of funds. This must be signed by the relevant authorized signatories of the subscriber. All redemptions and dividend disbursements will be processed according to the bank account details you provided upon your initial account set-up, unless you have contacted the Trust to change those details. Please see the back cover of this Prospectus for information on how to contact the Trust.

When you can redeem shares

Shares may be redeemed on any day on which the NYSE is open for trading.

Please note that the Trust may suspend the right of redemption and may postpone payment for any Fund for more than seven days during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

Automatic Redemptions

Each Fund reserves the right to redeem or require the transfer of any individual’s shares if:

—   The holding of the shares by such person is unlawful;

—   In the opinion of the Board or the Fund’s service providers, the holding might result in the Fund or the shareholders as a whole incurring any liability to taxation or suffering pecuniary or material administrative disadvantage which the Fund or the shareholders as a whole might not otherwise suffer or incur;

—   A shareholder’s Total Investment falls below $1 million.

Before doing so, the Trust shall notify the shareholder in writing and allow the shareholder 30 days to purchase additional shares to meet the minimum requirement. In the case of shares held of record by retirement plans which are

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Baillie Gifford Funds – Prospectus

Participant Directed Plans, the shareholder for the purposes of the Total Investment is the Participant Directed Plan; or

—            the Fund cannot verify your identity.

Short-Term Trading

The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” These practices may present risks to the Funds, including increased transaction costs, interference with the efficient management of the Funds, and dilution of investment returns.

Frequent, short-term trading, abusive trading practices and market timing (together, “Frequent Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the Funds. The Funds do not accommodate frequent purchases and redemptions of Fund Shares by Fund shareholders. Frequent Trading into and out of a Fund may harm the Fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

The Board has adopted a “Frequent Trading Policy” (the “Policy”) to discourage Frequent Trading. The following policies and procedures are applicable to the classes of shares offered in this Prospectus.

Monitoring shareholder activity – The Transfer Agent arranges for the compilation, monitoring and reporting of account-level information on shareholder activity on a risk-based approach designed to identify trading that could adversely impact the Funds.

Authority to Refuse Transactions – The Trust, the Manager and BGFS each reserves the right to reject any purchase order for any reason.

Purchase and Redemption Requests – Purchase and redemption requests by record shareholders must be made by written request by mail, email, or facsimile to the Manager and/or BGFS. (Any exceptions to this written redemption request requirement may be made by the Manager. The Manager and BGFS expects that exceptions will be rare and only for extraordinary circumstances.)

Review of Shareholder Activity – The Manager and BGFS report to the Board regularly on purchases and redemptions of Fund shares.

Fair valuation – With respect to Funds that invest in securities that trade on foreign markets, pursuant to the Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Redemption Fees – The Board may from time to time consider whether it is necessary or appropriate for a Fund to impose a redemption fee not exceeding 2% that, in the Board’s judgment, is necessary or appropriate to recoup the costs and limit any dilution resulting from frequent redemptions.

Under the Policy, Frequent Trading includes certain material “Round Trip” transactions (meaning a series of transactions within the same Fund and within a defined time period, consisting of either (a) a purchase, followed by a redemption, followed by a purchase; or (b) a redemption, followed by a purchase, followed by a redemption). If a shareholder engages in Frequent Trading, the Funds may take certain remedial or preventive measures, including rejecting any purchase, in whole or in part. The Funds reserve the right to reject purchase orders by any person whose trading activity in Fund shares is deemed harmful to the Funds.

While the Funds attempt to discourage Frequent Trading, there can be no guarantee that they will be able to identify investors who are engaging in Frequent Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. The Funds recognize that it may not always be able to detect or prevent Frequent Trading or other activity that may disadvantage the Funds or their shareholders.

A Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Election under Rule 18f-1

The Trust, on behalf of each Fund included in this Prospectus, has made an election pursuant to Rule 18f-1 under the 1940 Act committing each such Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund’s net asset value at the beginning of the period. This election is irrevocable without prior approval by the Securities and Exchange Commission. Each Fund reserves the right to pay redemption proceeds in-kind except as described above.

Share Dividends and Distributions

It is the practice of each Fund to distribute, annually, all net investment income received from investments alongside any net realized capital gains earned through trading activities.

Distributions will be automatically reinvested in Fund shares unless you submit a request for a cash payment with at least ten days’ prior notice, before the record date for distribution, to the Transfer Agent.

Tax

The following discussion is for general information purposes only. Prospective and actual shareholders should consult their own tax advisers with respect to their particular circumstances and the effect of state, local, or foreign tax laws to which they may be subject.

The following discussion provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders, and it does not address the U.S. federal income tax treatment of shareholders that are subject to special tax regimes such as certain financial institutions, insurance companies, dealers in securities or foreign currencies, U.S. shareholders whose functional currency (as defined in Section 985 of the Code) is not the U.S. dollar, persons investing through defined contribution plans and other tax-qualified plans, and persons that hold shares in a Fund as part of a “straddle,”

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Baillie Gifford Funds – Prospectus

“conversion transaction,” “hedge,” or other integrated investment strategy. All such prospective and actual shareholders are urged to consult their own tax advisers with respect to the U.S. tax treatment of an investment in shares of a Fund.

The discussion below as it relates to U.S. federal income tax consequences is based upon the Code and regulations, rulings, and judicial decisions thereunder as of the date hereof. Such authorities may be repealed, revoked, or modified (possibly on a retroactive basis) so as to result in U.S. federal income tax consequences different from those discussed below. The Funds have not sought an opinion of legal counsel as to any specific U.S. tax matters.

U.S. Shareholders

The following discussion addresses certain U.S. federal income tax considerations which may be relevant to investors that:

—   are citizens or residents of the United States, or corporations, partnerships, or other entities created or organized under the laws of the United States or any political subdivision thereof, estates that are subject to United States federal income taxation regardless of the source of their income or trusts if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) the trust has a valid election in effect under applicable Treasury regulations to be treated as a United States person; and

—   hold, directly or indirectly, shares of a Fund as a capital asset (each such investor a “U.S. shareholder”).

Tax Status

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes.

Each Fund has elected or, in the case of a new Fund, intends to elect to be treated as a regulated investment company under Subchapter M of the Code and intends each year to qualify and be eligible for treatment as such. In order to qualify and be eligible for treatment as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, derive at least 90% of its gross income each year from certain sources of “qualifying income” and comply with certain asset diversification and distribution requirements.

So long as a Fund qualifies for treatment as a regulated investment company, the Fund itself generally will not be subject to U.S. federal income tax to the extent that it distributes to its shareholders, in a timely manner, dividend, interest and certain other income, its net realized short-term capital gains and its net realized long-term capital gains.

The remainder of this discussion assumes that each Fund will qualify as a regulated investment company.

Excise Tax

Each Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts, if it fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one year period ending October 31 (or for the one-year period ending

December 31 if the Fund so elects), plus any retained amount from the prior year. Distributions made in January will generally be deemed to have been paid by such Fund on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance it will make such distributions.

Personal Holding Company Rules

If a Fund were to be a “personal holding company,” it would potentially need to comply with additional requirements with respect to its distributions to shareholders in order to avoid a Fund-level tax under the personal holding company rules.

Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders subject to tax as ordinary income.

Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long the shareholder has owned its shares.

Distributions of net capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year and that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gains and taxed to individuals at reduced rates relative to ordinary income. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions of investment income reported by a Fund as derived from “qualified dividend income”—as further defined in the SAI—will be taxed in the hands of individuals at the rates applicable to long-term capital gains provided that holding period and other requirements are met at both the shareholder and Fund level.

Distributions are taxable to a shareholder (other than a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) even if they are paid from income or gains earned by a Fund before the shareholder’s investment (and thus were included in the price paid by the shareholder for Fund shares). Distributions from a Fund will be taxed as described above whether received in cash or in additional Fund shares.

Notwithstanding the foregoing, each of the Funds may retain (a) investment company taxable income, subject to the distribution requirements applicable for qualification as a regulated investment company under the Code or (b) net capital gains and pay a Fund-level tax on any such retained amounts.

Medicare Tax

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by a Fund, and net

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Baillie Gifford Funds – Prospectus

gains recognized on the sale, exchange, redemption or other taxable disposition of shares of a Fund.

Sale, Exchange or Redemption

A sale, exchange, or redemption of shares of a Fund, including a redemption in-kind, is a taxable event to the selling, exchanging, or redeeming shareholder. An exchange of a Fund’s shares for shares of another Baillie Gifford fund will be treated as a sale of the Fund’s shares. Any gain resulting from a sale, exchange (including an exchange for shares of another Baillie Gifford fund), or redemption of shares in a Fund will generally (except in the case of a tax-exempt shareholder or a shareholder investing through a tax-advantaged arrangement) be subject to federal income tax at either short-term or long-term capital gain rates depending on how long the shareholder has owned the shares.

Foreign Currency and Other Derivative Transactions

A Fund’s transactions in foreign currencies and certain derivative instruments, including options, futures contracts, forward contracts, swaps and straddles, as well as any of its hedging transactions may be subject to special tax rules and may produce a difference between the Fund’s book income and taxable income. The special tax rules to which such transactions are subject may accelerate income or defer losses of a Fund, or otherwise affect the amount, timing or character of distributions to shareholders. A difference between a Fund’s book and taxable income may cause a portion of the Fund’s income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company.

Debt Transactions

A Fund’s investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

Foreign Taxes

Each Fund may be subject to foreign withholding and other taxes on income, gains and proceeds derived from foreign investments. Such taxes would reduce the yield on a Fund’s investments. However, as described immediately below, shareholders may be entitled to claim a credit or deduction with respect to their share of foreign taxes incurred by a Fund.

Foreign Tax Credit or Deduction

If more than 50% of a Fund’s assets at taxable year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens or residents or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns for their pro-rata portions of foreign income taxes paid by the Fund. In such case, income of a Fund from non-U.S. sources that is distributed to Fund shareholders would be treated as income from non-U.S. sources to the shareholders. The amount of foreign income taxes paid by a Fund would be treated as foreign taxes paid directly by Fund shareholders and, in addition, this amount would be treated as additional income to Fund shareholders from non-U.S. sources regardless of whether the Fund shareholder would be eligible to claim a foreign tax credit or deduction in respect of those taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including, with respect to the foreign tax credit, a holding period requirement applied at both the Fund and the shareholder level). Prospective investors should also consult the discussion in the SAI regarding investment by a Fund in securities of certain foreign corporations.

Annual Tax Reports

Where required, the Funds will provide shareholders with federal tax information annually, including information about dividends and distributions paid during the preceding year.

IRS Returns

Shareholders may be required to file an information return with the Internal Revenue Service (“IRS”) including, but not limited to, if they recognize certain levels of losses with respect to shares in a Fund ($2 million or more for an individual shareholder or $10 million or more for a corporate shareholder), or are deemed to have participated in a confidential transaction involving shares in a Fund.

FinCEN Form 114

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders are urged to consult a tax advisor regarding the applicability to them of this reporting requirement.

Backup Withholding Tax

A Fund generally is required to apply backup withholding and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Non-U.S. Persons Tax Treatment

Fund shareholders who are not U.S. citizens or residents or that are foreign corporations, partnerships, trusts or estates may be subject to substantially different tax treatment with respect to distributions from the Funds.

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Baillie Gifford Funds – Prospectus

Financial Highlights

The financial highlights tables for each Fund are included below. The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information for the years or periods ended December 31, 2017 and 2018 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with each Fund’s financial statements as of December 31, 2018, is included in the Funds’ annual report, which is available upon request. Financial highlights for years or periods ending before December 31, 2017 were audited by the Funds’ prior independent registered public accounting firm.

EAFE Fund

Selected data for a Class 2 Share outstanding throughout each year:

	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2018	2017		2016		2015		2014
Net asset value, beginning of year	$14.39	$10.09		$10.52		$11.11		$12.58

From Investment Operations
Net investment income(a)	0.11	0.05		0.08		0.09		0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.61)	4.60		0.06		(0.42)		(1.01)
Net increase (decrease) in net asset value from investment operations	(2.50)	4.65		0.14		(0.33)		(0.87)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.10)	(0.06)		(0.07)		(0.09)		(0.14)
Distributions from net realized gain on investments	(1.03)	(0.29)		(0.50)		(0.17)		(0.46)
Return of Capital	(0.02)	–		–		–		–
Total Dividends and Distributions	(1.15)	(0.35)		(0.57)		(0.26)		(0.60)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of year	$10.74	$14.39		$10.09		$10.52		$11.11

Total Return
Total return based on net asset value(c)	(17.33)%	46.09%		1.34%		(3.07)%		(6.98)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$632,645	$746,817		$732,160		$732,135		$754,210
Ratio of net expenses to average net assets	0.60%	0.61%		0.61%		0.62%		0.61%
Ratio of net investment income to average net assets	0.72%	0.42%		0.81%		0.78%		1.18%
Portfolio turnover rate(d)	14%	9%		18%		17%		18%

(a)                Calculated based upon average shares outstanding during the year.

(b)                Amount is less than $0.005 per share.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the year.

(d)                Portfolio turnover rate calculated at Fund level.

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Baillie Gifford Funds – Prospectus

EAFE Fund

Selected data for a Class 3 Share outstanding throughout each year:

	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2018	2017		2016		2015		2014
Net asset value, beginning of year	$14.42	$10.11		$10.54		$11.13		$12.61

From Investment Operations
Net investment income(a)	0.11	0.05		0.11		0.10		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.61)	4.62		0.03		(0.43)		(1.02)
Net increase (decrease) in net asset value from investment operations	(2.50)	4.67		0.14		(0.33)		(0.87)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.11)	(0.07)		(0.07)		(0.09)		(0.15)
Distributions from net realized gain on investments	(1.03)	(0.29)		(0.50)		(0.17)		(0.46)
Return of Capital	(0.02)	–		–		–		–
Total Dividends and Distributions	(1.16)	(0.36)		(0.57)		(0.26)		(0.61)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of year	$10.76	$14.42		$10.11		$10.54		$11.13

Total Return
Total return based on net asset value(c)	(17.27)%	46.20%		1.41%		(3.02)%		(6.91)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$393,050	$601,549		$433,860		$490,218		$487,943
Ratio of net expenses to average net assets	0.53%	0.54%		0.54%		0.55%		0.54%
Ratio of net investment income to average net assets	0.74%	0.41%		1.04%		0.85%		1.23%
Portfolio turnover rate(d)	14%	9%		18%		17%		18%

(a)                Calculated based upon average shares outstanding during the year.

(b)                Amount is less than $0.005 per share.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the year.

(d)                Portfolio turnover rate calculated at Fund level.

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Baillie Gifford Funds – Prospectus

EAFE Fund

Selected data for a Class 4 Share outstanding throughout each period:

				For the Period		For the Period
	For the	For the		October 10, 2016	(a)	January 1, 2016	(a)	For the		For the
	Year Ended	Year Ended		through		through		Year Ended		Year Ended
	December 31,	December 31,		December 31,		April 11,		December 31,		December 31,
	2018	2017		2016		2016		2015		2014
Net asset value, beginning of period	$14.43	$10.12		$11.49		$10.55		$11.15		$12.62

From Investment Operations
Net investment income(b)	0.12	0.06		0.00	(c)	0.02		0.10		0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.61)	4.62		(0.81)		(0.41)		(0.43)		(1.01)
Net increase (decrease) in net asset value from investment operations	(2.49)	4.68		(0.81)		(0.39)		(0.33)		(0.85)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.12)	(0.08)		(0.08)		–		(0.10)		(0.16)
Distributions from net realized gain on investments	(1.03)	(0.29)		(0.48)		–		(0.17)		(0.46)
Return of Capital	(0.02)	–		–		–		–		–
Total Dividends and Distributions	(1.17)	(0.37)		(0.56)		–		(0.27)		(0.62)

Proceeds from Purchase Fees and Redemption Fees(b)	–	0.00	(c)	0.00	(c)	–		0.00	(c)	0.00	(c)
Net asset value, end of period	$10.77	$14.43		$10.12		$10.16		$10.55		$11.15

Total Return
Total return based on net asset value(d)	(17.24)%	46.24%		(6.97)%		(3.71)%		(2.99)%		(6.88)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$205,923	$302,474		$201,923		$191,724		$199,086		$205,228
Ratio of net expenses to average net assets	0.50%	0.51%		0.52%	*	0.51%	*	0.52%		0.51%
Ratio of net investment income to average net assets	0.83%	0.45%		0.05%	*	0.65%	*	0.89%		1.26%
Portfolio turnover rate(e)	14%	9%		18%		18%		17%		18%

*                    Annualized.

(a)                Recommencement of investment operations. Class had no shareholders from April 11, 2016 to October 9, 2016. All shares of this class were redeemed on April 11, 2016 at $10.16. New shares were issued at $11.49 on October 10, 2016.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                Portfolio turnover rate calculated at Fund level.

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Baillie Gifford Funds – Prospectus

EAFE Fund

Selected data for a Class 5 Share outstanding throughout each year:

	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2018	2017		2016		2015		2014
Net asset value, beginning of year	$14.46	$10.14		$10.56		$11.16		$12.64

From Investment Operations
Net investment income(a)	0.12	0.07		0.10		0.11		0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.61)	4.62		0.06		(0.44)		(1.02)
Net increase (decrease) in net asset value from investment operations	(2.49)	4.69		0.16		(0.33)		(0.86)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.13)	(0.08)		(0.08)		(0.10)		(0.16)
Distributions from net realized gain on investments	(1.03)	(0.29)		(0.50)		(0.17)		(0.46)
Return of Capital	(0.02)	–		–		–		–
Total Dividends and Distributions	(1.18)	(0.37)		(0.58)		(0.27)		(0.62)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of year	$10.79	$14.46		$10.14		$10.56		$11.16

Total Return
Total return based on net asset value(c)	(17.20)%	46.31%		1.49%		(2.94)%		(6.83)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$944,366	$1,139,553		$78,857		$767,415		$790,695
Ratio of net expenses to average net assets	0.45%	0.46%		0.46%		0.47%		0.46%
Ratio of net investment income to average net assets	0.84%	0.51%		0.98%		0.94%		1.30%
Portfolio turnover rate(d)	14%	9%		18%		17%		18%

(a)                Calculated based upon average shares outstanding during the year.

(b)                Amount is less than $0.005 per share.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)                Portfolio turnover rate calculated at Fund level.

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Baillie Gifford Funds – Prospectus

EAFE Choice Fund

Selected data for a Class 2 Share outstanding throughout each year:

	For the	For the		For the	For the		For the
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	December 31,	December 31,		December 31,	December 31,		December 31,
	2018	2017		2016	2015		2014
Net asset value, beginning of year	$16.11	$12.46		$12.55	$12.43		$13.13

From Investment Operations
Net investment income(a)	0.17	0.16		0.19	0.17		0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.81)	3.74		(0.13)	0.09	(e)	(0.75)
Net increase (decrease) in net asset value from investment operations	(2.64)	3.90		0.06	0.26		(0.59)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.09)	(0.25)		(0.16)	(0.15)		(0.14)
Distributions from net realized gain on investments	(0.23)	–		–	–		–
Total Dividends and Distributions	(0.32)	(0.25)		(0.16)	(0.15)		(0.14)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(b)	0.01	0.01		0.03
Net asset value, end of year	$13.15	$16.11		$12.46	$12.55		$12.43

Total Return
Total return based on net asset value(c)	(16.39)%	31.28%		0.59%	2.16%		(4.25)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$232,937	$280,488		$272,338	$229,032		$110,234
Ratio of net expenses to average net assets	0.68%	0.67%		0.65%	0.65%		0.66%
Ratio of net investment income to average net assets	1.06%	1.06%		1.46%	1.29%		1.23%
Portfolio turnover rate(d)	26%	12%		23%	16%		23%

(a)                Calculated based upon average shares outstanding during the year.

(b)                Amount is less than $0.005 per share.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)                Portfolio turnover rate calculated at Fund level.

(e)                Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

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Baillie Gifford Funds – Prospectus

EAFE Pure Fund

Selected data for a Class 2 Share outstanding throughout each period:

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015	For the Period April 14, 2014 Ended December 31, 2014
Net asset value, beginning of period	$12.06	$9.55	$9.70		$9.36	$10.00

From Investment Operations
Net investment income(b)	0.15	0.14	0.17		0.13	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.08)	2.58	(0.18)		0.27(f)	(0.69)
Net increase (decrease) in net asset value from investment operations	(1.93)	2.72	(0.01)		0.40	(0.61)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.03)	(0.22)	(0.14)		(0.09)	(0.06)
Distributions from net realized gain on investments	(0.06)	–	–		–	(0.00)	(c)
Total Dividends and Distributions	(0.09)	(0.22)	(0.14)		(0.09)	(0.06)

Proceeds from Purchase Fees and Redemption Fees(b)	–	0.01	(0.00)	(c)	0.03	0.03
Net asset value, end of period	$10.04	$12.06	$9.55		$9.70	$9.36

Total Return
Total return based on net asset value(d)	(16.05)%	28.59%	(0.20)%		4.61%	(5.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$181,679	$221,316	$172,316		$172,659	$43,223
Ratio of expenses to average net assets	0.67%	0.66%	0.66%		0.66%	0.70%	*
Ratio of net investment income to average net assets	1.23%	1.22%	1.73%		1.36%	1.17%	*
Portfolio turnover rate(e)	14%	21%	13%		18%	5%

*                   Annualized.

(a)               Commencement of investment operations.

(b)               Calculated based upon average shares outstanding during the period.

(c)               Amount is less than $0.005 per share.

(d)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)               Portfolio turnover rate calculated at Fund level.

(f)                 Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

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EAFE Pure Fund

Selected data for a Class 3 Share outstanding throughout each period:

		For the Period
	For the	March 24, 2017	(a)
	Year Ended	through
	December 31,	December 31,
	2018	2017
Net asset value, beginning of period	$12.17	$10.49

From Investment Operations
Net investment income(b)	0.16	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.11)	1.79
Net increase (decrease) in net asset value from investment operations	(1.95)	1.91

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.03)	(0.23)
Distributions from net realized gain on investments	(0.06)	–
Total Dividends and Distributions	(0.09)	(0.23)

Proceeds from Purchase Fees and Redemption Fees(b)	–	0.00(c)
Net asset value, end of period	$10.13	$12.17

Total Return
Total return based on net asset value(d)	(15.99)%	18.25%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,123	$82,523
Ratio of net expenses to average net assets	0.60%	0.58%	*
Ratio of net investment income to average net assets	1.31%	1.32%	*
Portfolio turnover rate(e)	14%	21%

*                   Annualized.

(a)               Commencement of investment operations.

(b)               Calculated based upon average shares outstanding during the period.

(c)               Amount is less than $0.005 per share.

(d)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)               Portfolio turnover rate calculated at Fund level.

69

Baillie Gifford Funds – Prospectus

Emerging Markets Fund

Selected data for a Class 2 Share outstanding throughout each period.

					For the Period		For the Period		For the Period		For the Period
	For the	For the		For the	March 3, 2015	(a)	April 8, 2014	(a)	January 1, 2014	(a)	April 9, 2013	(b)
	Year Ended	Year Ended		Year Ended	through		through		through		through
	December 31,	December 31,		December 31,	December 31		June 9,		January 12,		December 31,
	2018	2017		2016	2015		2015		2014		2013
Net asset value, beginning of period	$22.82	$15.20		$14.88	$17.24		$16.64		$16.52		$15.60

From Investment Operations
Net investment income (loss)(c)	0.28	0.16		0.07	0.13		0.01		(0.00)	(d)	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.70)	7.89		0.38	(2.38)		1.18		(0.41)		1.10
Net increase (decrease) in net asset value from investment operations	(3.42)	8.05		0.45	(2.25)		1.19		(0.41)		1.20

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.23)	(0.25)		(0.14)	(0.17)		–		–		(0.29)
Distributions from net realized gain on investments	(1.55)	(0.18)		–	(0.00)	(d)	–		–		–
Total Dividends and Distributions	(1.78)	(0.43)		(0.14)	(0.17)		–		–		(0.29)

Proceeds from Purchase Fees and Redemption Fees(c)	–	(0.00)	(d)	0.01	0.06		0.02		–		0.01
Net asset value, end of period	$17.62	$22.82		$15.20	$14.88		$17.85		$16.11		$16.52

Total Return
Total return based on net asset value(e)	(14.92)%	53.02%		3.10%	(12.68)%		7.27%		(2.48)%		7.90%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$191,177	$203,830		$121,739	$69,091		$9,994		$49,767		$51,029
Ratio of net expenses to average net assets	0.84%	0.85%		0.87%	0.87%	*	0.90%	*	0.92%	*	0.89%	*
Ratio of net investment income (loss) to average net assets	1.31%	0.82%		0.52%	0.95%	*	0.46%	*	(0.90)%	*	0.90%	*
Portfolio turnover rate(f)	22%	33%		24%	46%		26%		26%		33%

*                   Annualized.

(a)               Recommencement of investment operations. Class had no shareholders from January 13, 2014 to April 7, 2014 and from June 10, 2014 to March 2, 2015. All shares of this class were redeemed at $16.11 on January 12, 2014. New shares were issued at $16.64 on April 8, 2014. All shares of this class were redeemed at $17.85 on June 9, 2014. New shares were issued at $17.24 on March 3, 2015.

(b)               Commencement of investment operations.

(c)               Calculated based upon average shares outstanding during the period.

(d)               Amount is less than 0.005 per share.

(e)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the year. Total return is not annualized for periods less than one year.

(f)                 Portfolio turnover rate calculated at Fund level.

70

Baillie Gifford Funds – Prospectus

Emerging Markets Fund

Selected data for a Class 3 Share outstanding throughout each period:

				For the Period
	For the	For the		April 01, 2016	(b)	For the	For the	For the
	Year Ended	Year Ended		through		Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,		December 31,	December 31,	December 31,
	2018	2017		2016		2014	2013	2012
Net asset value, beginning of period	$23.00	$15.32		$14.72		$16.74	$16.40	$14.60

From Investment Operations
Net investment income(a)	0.29	0.17		0.12		0.17	0.14	0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.72)	7.96		0.62		(0.15)	0.48	1.82
Net increase (decrease) in net asset value from investment operations	(3.43)	8.13		0.74		0.02	0.62	2.01

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.25)	(0.27)		(0.14)		(0.02)	(0.29)	(0.23)
Distributions from net realized gain on investments	(1.55)	(0.18)		–		–	–	–
Total Dividends and Distributions	(1.80)	(0.45)		(0.14)		(0.02)	(0.29)	(0.23)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(c)	0.00	(c)	0.02	0.01	0.02
Net asset value, end of period	$17.77	$23.00		$15.32		$16.76	$16.74	$16.40

Total Return
Total return based on net asset value(d)	(14.86)%	53.13%		5.05%		0.26%	3.98%	13.94%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$167,268	$196,468		$128,303		$485,066	$317,406	$490,246
Ratio of net expenses to average net assets	0.77%	0.78%		0.80%	*	0.75%	0.74%	0.75%
Ratio of net investment income to average net assets	1.33%	0.84%		1.09%	*	1.00%	0.88%	1.18%
Portfolio turnover rate(e)	22%	33%		24%		26%	33%	51%

*                   Annualized.

(a)               Calculated based upon average shares outstanding during the period.

(b)               Recommencement of investment operations. Class had no shareholders from December 31, 2014 to March 31, 2016. All shares of this class were redeemed on December 31, 2014 at $16.76. New shares were issued at $14.72 on April 01, 2016.

(c)               Amount is less than $0.005 per share.

(d)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the year, and redemption on the last day of the year. Total return is not annualized for periods less than one year.

(e)               Portfolio turnover rate calculated at Fund level.

71

Baillie Gifford Funds – Prospectus

Emerging Markets Fund

Selected data for a Class 5 Share outstanding throughout each period:

	For the	For the		For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,
	2018	2017		2016	2015
Net asset value, beginning of year	$23.55	$15.67		$15.33	$16.93

From Investment Operations
Net investment income(a)	0.31	0.19		0.13	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.81)	8.15		0.35	(1.60)
Net increase (decrease) in net asset value from investment operations	(3.50)	8.34		0.48	(1.46)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.27)	(0.28)		(0.15)	(0.19)
Distributions from net realized gain on investments	(1.55)	(0.18)		–	(0.00)(b)
Total Dividends and Distributions	(1.82)	(0.46)		(0.15)	(0.19)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(b)	0.01	0.05
Net asset value, end of year	$18.23	$23.55		$15.67	$15.33

Total Return
Total return based on net asset value(c)	(14.80)%	53.25%		3.24%	(8.24)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,063,434	$1,232,137		$1,075,176	$935,177
Ratio of net expenses to average net assets	0.69%	0.70%		0.71%	0.71%
Ratio of net investment income to average net assets	1.41%	0.91%		0.83%	0.89%
Portfolio turnover rate(d)	22%	33%		24%	46%

(a)               Calculated based upon average shares outstanding during the period.

(b)               Amount is less than $0.005 per share.

(c)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the year, and redemption on the last day of the year.

(d)               Portfolio turnover rate calculated at Fund level.

72

Baillie Gifford Funds – Prospectus

Global Alpha Equity Fund

Selected data for a Class 2 Share outstanding throughout each year:

	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2018	2017		2016		2015		2014
Net asset value, beginning of year	$18.85	$14.52		$13.96		$14.00		$14.10

From Investment Operations
Net investment income(a)	0.11	0.10		0.10		0.12		0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.93)	4.91		0.59		0.11	(e)	0.53
Net increase (decrease) in net asset value from investment operations	(1.82)	5.01		0.69		0.23		0.64

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.13)	(0.11)		(0.08)		(0.11)		(0.14)
Distributions from net realized gain on investments	(3.77)	(0.57)		(0.05)		(0.17)		(0.61)
Total Dividends and Distributions	(3.90)	(0.68)		(0.13)		(0.28)		(0.75)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(b)	0.00	(b)	0.01		0.01
Net asset value, end of year	$13.13	$18.85		$14.52		$13.96		$14.00

Total Return
Total return based on net asset value(c)	(9.44)%	34.56%		4.95%		1.75%		4.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$129,690	$154,523		$225,095		$210,890		$213,426
Ratio of net expenses to average net assets	0.68%	0.67%		0.67%		0.66%		0.67%
Ratio of net investment income to average net assets	0.59%	0.59%		0.69%		0.83%		0.74%
Portfolio turnover rate(d)	18%	27%		20%		16%		26%

(a)               Calculated based upon average shares outstanding during the year.

(b)               Amount is less than $0.005 per share.

(c)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)               Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

(e)               Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

73

Baillie Gifford Funds – Prospectus

Global Alpha Equity Fund

Selected data for a Class 3 Share outstanding throughout each year:

	For the	For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,	December 31,		December 31,		December 31,		December 31,
	2018	2017		2016		2015		2014
Net asset value, beginning of year	$19.22	$14.79		$14.23		$14.26		$14.36

From Investment Operations
Net investment income(a)	0.13	0.10		0.10		0.13		0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.97)	5.04		0.61		0.12	(b)	0.52
Net increase (decrease) in net asset value from investment operations	(1.84)	5.14		0.71		0.25		0.65

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.15)	(0.14)		(0.10)		(0.12)		(0.15)
Distributions from net realized gain on investments	(3.77)	(0.57)		(0.05)		(0.17)		(0.61)
Total Dividends and Distributions	(3.92)	(0.71)		(0.15)		(0.29)		(0.76)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(c)	0.00	(c)	0.01		0.01
Net asset value, end of year	$13.46	$19.22		$14.79		$14.23		$14.26

Total Return
Total return based on net asset value(d)	(9.37)%	34.65%		5.02%		1.84%		4.48%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$449,177	$564,714		$593,513		$500,983		$410,993
Ratio of net expenses to average net assets	0.61%	0.60%		0.60%		0.59%		0.59%
Ratio of net investment income to average net assets	0.67%	0.60%		0.75%		0.85%		0.91%
Portfolio turnover rate(e)	18%	27%		20%		16%		26%

(a)               Calculated based upon average shares outstanding during the year.

(b)               Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)               Amount is less than $0.005 per share.

(d)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(e)               Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

74

Baillie Gifford Funds – Prospectus

Global Alpha Equity Fund

Selected data for a Class 4 Share outstanding throughout each period:

		For the Period
	For the	July 10, 2017	(a)
	Year Ended	through
	December 31,	December 31,
	2018	2017
Net asset value, beginning of period	$19.58	$17.99

From Investment Operations
Net investment income(b)	0.11	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.98)	2.31
Net increase (decrease) in net asset value from investment operations	(1.87)	2.32

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.15)	(0.16)
Distributions from net realized gain on investments	(3.77)	(0.57)
Total Dividends and Distributions	(3.92)	(0.73)
Net asset value, end of period	$13.79	$19.58

Total Return
Total return based on net asset value(c)	(9.35)%	12.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$110,854	$367,908
Ratio of net expenses to average net assets	0.58%	0.58%	*
Ratio of net investment income to average net assets	0.57%	0.15%	*
Portfolio turnover rate(d)	18%	27%

*                   Annualized.

(a)               Commencement of operations.

(b)               Calculated based upon average shares outstanding during the period.

(c)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)               Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

75

Baillie Gifford Funds – Prospectus

International Equity Fund

Selected data for a Class 2 Share outstanding throughout each year:

	For the	For the		For the		For the	For the
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,		December 31,	December 31,
	2018	2017		2016		2015	2014
Net asset value, beginning of year	$14.20	$10.90		$10.65		$11.20	$11.79

From Investment Operations
Net investment income(a)	0.22	0.18		0.17		0.19	0.18
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.59)	3.62		0.39		(0.40)	(0.52)
Net increase (decrease) in net asset value from investment operations	(2.37)	3.80		0.56		(0.21)	(0.34)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.17)	(0.14)		(0.15)		(0.24)	(0.20)
Distributions from net realized gain on investments	(0.88)	(0.36)		(0.16)		(0.11)	(0.05)
Total Dividends and Distributions	(1.05)	(0.50)		(0.31)		(0.35)	(0.25)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(b)	0.00	(b)	0.01	0.00	(b)
Net asset value, end of year	$10.78	$14.20		$10.90		$10.65	$11.20

Total Return
Total return based on net asset value(c)	(16.57)%	34.96%		5.24%		(1.89)%	(2.93)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$335,450	$478,079		$578,606		$708,666	$542,943
Ratio of net expenses to average net assets	0.62%	0.61%		0.61%		0.62%	0.61%
Ratio of net investment income to average net assets	1.57%	1.41%		1.53%		1.61%	1.57%
Portfolio turnover rate(d)	33%	12%		12%		15%	11%

(a)               Calculated based upon average shares outstanding during the year.

(b)               Amount is less than $0.005 per share.

(c)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

76

Baillie Gifford Funds – Prospectus

International Equity Fund

Selected data for a Class 3 Share outstanding throughout each year:

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of year	$14.37	$11.03		$10.79		$11.34	$11.93

From Investment Operations
Net investment income(a)	0.22	0.18		0.17		0.20	0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.60)	3.68		0.40		(0.41)	(0.54)
Net increase (decrease) in net asset value from investment operations	(2.38)	3.86		0.57		(0.21)	(0.33)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.19)	(0.16)		(0.17)		(0.24)	(0.21)
Distributions from net realized gain on investments	(0.88)	(0.36)		(0.16)		(0.11)	(0.05)
Total Dividends and Distributions	(1.07)	(0.52)		(0.33)		(0.35)	(0.26)

Proceeds from Purchase Fees and Redemption Fees(a)	–	0.00	(b)	0.00	(b)	0.01	0.00	(b)
Net asset value, end of year	$10.92	$14.37		$11.03		$10.79	$11.34

Total Return
Total return based on net asset value(c)	(16.51)%	35.05%		5.31%		(1.82)%	(2.83)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$613,224	$1,119,162		$915,782		$776,265	$1,078,665
Ratio of net expenses to average net assets	0.55%	0.55%		0.54%		0.54%	0.54%
Ratio of net investment income to average net assets	1.58%	1.35%		1.54%		1.69%	1.76%
Portfolio turnover rate(d)	33%	12%		12%		15%	11%

(a)               Calculated based upon average shares outstanding during the year.

(b)               Amount is less than $0.005 per share.

(c)               Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)               Portfolio turnover rate calculated at Fund level.

77

Baillie Gifford Funds – Prospectus

International Equity Fund

Selected data for a Class 4 Share outstanding throughout each period:

		For the Period		For the Period
	For the	July 10, 2017	(a)	January 1, 2015	(a)	For the	For the
	Year Ended	through		through		Year Ended	Year Ended
	December 31,	December 31,		December 10,		December 31,	December 31,
	2018	2017		2015		2014	2013
Net asset value, beginning of period	$14.59	$13.43		$11.60		$12.20	$10.75

From Investment Operations
Net investment income(b)	0.23	0.05		0.19		0.22	0.20
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.65)	1.64		(0.33)		(0.57)	1.45
Net increase (decrease) in net asset value from investment operations	(2.42)	1.69		(0.14)		(0.35)	1.65

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.19)	(0.17)		(0.01)		(0.21)	(0.20)
Distributions from net realized gain on investments	(0.88)	(0.36)		–		(0.05)	–
Total Dividends and Distributions	(1.07)	(0.53)		(0.01)		(0.26)	(0.20)

Proceeds from Purchase Fees and Redemption Fees(b)	–	–		0.01		0.01	0.00	(c)
Net asset value, end of period	$11.10	$14.59		$11.46		$11.60	$12.20

Total Return
Total return based on net asset value(d)	(16.49)%	12.60%		(1.04)%		(2.82)%	15.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$438,616	$232,741		$59		$352,890	$611,786
Ratio of net expenses to average net assets	0.52%	0.53%	*	0.52%	*	0.51%	0.51%
Ratio of net investment income to average net assets	1.61%	0.77%	*	1.72%	*	1.82%	1.77%
Portfolio turnover rate(e)	33%	12%		15%		11%	16%

*                   Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                Portfolio turnover rate calculated at Fund level.

78

Baillie Gifford Funds – Prospectus

International Equity Fund

Selected data for a Class 5 Share outstanding throughout each period:

								For the Period
	For the	For the		For the		For the		April 7, 2014	(a)
	Year Ended	Year Ended		Year Ended		Year Ended		through
	December 31,	December 31,		December 31,		December 31,		December 31,
	2018	2017		2016		2015		2014
Net asset value, beginning of period	$14.82	$11.36		$11.11		$11.67		$12.25

From Investment Operations
Net investment income(b)	0.21	0.20		0.19		0.22		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.65)	3.79		0.41		(0.42)		(0.46)
Net increase (decrease) in net asset value from investment operations	(2.44)	3.99		0.60		(0.20)		(0.31)

Dividends and Distributions to Shareholders
Dividends from net investment income	(0.20)	(0.17)		(0.19)		(0.25)		(0.22)
Distributions from net realized gain on investments	(0.88)	(0.36)		(0.16)		(0.11)		(0.05)
Total Dividends and Distributions	(1.08)	(0.53)		(0.35)		(0.36)		(0.27)

Proceeds from Purchase Fees and Redemption Fees(b)	–	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$11.30	$14.82		$11.36		$11.11		$11.67

Total Return
Total return based on net asset value(d)	(16.44)%	35.16%		5.40%		(1.75)%		(2.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,293	$183,384		$167,297		$174,577		$296,649
Ratio of net expenses to average net assets	0.47%	0.47%		0.46%		0.47%		0.47%	*
Ratio of net investment income to average net assets	1.55%	1.45%		1.66%		1.83%		1.61%	*
Portfolio turnover rate(e)	33%	12%		12%		15%		11%

*                   Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                Portfolio turnover rate calculated at Fund level.

79

Baillie Gifford Funds – Prospectus

Long Term Global Growth Equity Fund

Selected data for a Class 2 Share outstanding throughout each period:

							For the Period
	For the	For the		For the		For the	June 10, 2014	(a)
	Year Ended	Year Ended		Year Ended		Year Ended	through
	December 31,	December 31,		December 31,		December 31,	December 31,
	2018	2017		2016		2015	2014
Net asset value, beginning of period	$17.33	$11.25		$11.76		$10.43	$10.00

From Investment Operations
Net investment (loss)(b)	(0.04)	(0.08)		(0.05)		(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.22)	6.16		(0.39)		1.47	0.47
Net increase (decrease) in net asset value from investment operations	(0.26)	6.08		(0.44)		1.43	0.44

Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	(1.56)	–		(0.07)		(0.12)	(0.01)
Total Dividends and Distributions	(1.56)	–		(0.07)		(0.12)	(0.01)

Proceeds from Purchase Fees and Redemption Fees(b)	–	0.00	(c)	0.00	(c)	0.02	–
Net asset value, end of period	$15.51	$17.33		$11.25		$11.76	$10.43

Total Return
Total return based on net asset value(d)	(1.42)%	54.07%		(3.80)%		13.99%	4.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,661	$59,870		$32,434		$36,177	$26,095
Ratio of net expenses to average net assets, before waiver	0.79%	0.82%		0.87%		0.91%	0.88%	*
Ratio of net expenses to average net assets, after waiver	0.77%	0.77%		0.77%		0.77%	0.80%	*
Ratio of net investment loss to average net assets	(0.22)%	(0.50)%		(0.43)%		(0.34)%	(0.57)%	*
Portfolio turnover rate(e)	16%	13%		15%		10%	8%

*                   Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Amount is less than $0.005 per share.

(d)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)                Portfolio turnover rate calculated at Fund level.

80

Baillie Gifford Funds – Prospectus

Long Term Global Growth Equity Fund

Selected data for a Class 5 Share outstanding throughout the period:

	For the Period
	April 9, 2018	(a)
	through
	December 31,
	2018
Net asset value, beginning of period	$22.47

From Investment Operations
Net investment income(b)	0.02
Net realized and unrealized loss on investments and foreign currency transactions	(1.47)	(e)
Net decrease in net asset value from investment operations	(1.45)

Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	(1.56)
Total Dividends and Distributions	(1.56)

Net asset value, end of period	$19.46

Total Return
Total return based on net asset value(c)	(6.41)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,008
Ratio of net expenses to average net assets, before waiver	0.64%
Ratio of net expenses to average net assets, after waiver	0.62%
Ratio of net investment income to average net assets	0.09%
Portfolio turnover rate(d)	16%

*                   Annualized.

(a)                Commencement of investment operations.

(b)                Calculated based upon average shares outstanding during the period.

(c)                Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)                Portfolio turnover rate calculated at Fund level.

(e)                Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

81

Baillie Gifford Funds – Prospectus

Additional Performance Information

As noted in the Fund Summaries above, this section contains additional information regarding the calculation of each Fund’s performance and the presentation of such performance. The Average Annual Total Returns Table in each Fund Summary compares the relevant Fund’s returns with those of a broad-based market index. The sub-section below titled “Index Descriptions” describes the market indices that are used in each Fund Summary and referenced in the Principal Investment Strategies of certain Funds. The sub-section below titled “Share Class Performance” describes the calculation of each Fund’s class-by-class performance.

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, taxes (including withholding taxes), brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

Index Descriptions

The MSCI All Country World (“ACWI”) Index captures large and mid-cap representation across 23 Developed Markets and 24 Emerging Markets countries. With more than 2,771 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI ACWI (ex U.S.) Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,148 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI Emerging Markets (“EM”) Index captures large and mid-cap representation across 24 Emerging Markets countries. With 1,136 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Emerging Markets countries include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Pakistan, Philippines, Poland, Qatar Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

The MSCI Europe Australasia Far East (“EAFE”) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries around the world, excluding the US and Canada. With 920 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. It is not possible to invest directly in the index. Performance data shown for the index is calculated gross of dividend tax withholding.

Index Disclaimers

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Share Class Performance

Information about a Fund’s performance is based on that Fund’s record to a recent date and is not intended to indicate future performance. Investment results of the Funds will fluctuate over time, and any representation of the Funds’ total return for any prior period should not be considered as a representation of what an investor’s total return will be in any future period. The Trust’s annual and semi-annual reports to shareholders contain additional performance information for the Funds and are available upon request, without charge, by calling the telephone numbers listed at the end of this Prospectus.

Not all share classes of a Fund have been operational for the same periods of time, and some are non-operational as of the date of this Prospectus. In addition, certain share classes and Funds have been operational for intervals, with periods during which such share classes or Funds were unfunded and consequently have a gap in performance history. For periods prior to the inception date of a share class, or for periods during which a share class was non-operational, performance information shown for such class may be based on the performance of a different class that dates back to a Fund’s inception or that has had the longest history of continuous operation. The resulting performance information shown has been adjusted to reflect certain fees and expenses paid by the class with a shorter, or less continuous, operating history only when such fees and expenses were, at the time of the adjustment, expected generally to be higher than the fees and expenses of the class on which its performance information is based. These adjustments thus generally result in estimated performance results that are lower than the actual results of the class on which the performance information is based, as a result of the differing levels of fees and expenses borne.

The following table shows Funds for which the total return presentations in the Fund summaries reflect, for certain classes, the performance of a different class for periods prior to the most recent inception date of a particular class.

Fund	Most Recent Inception Date of Fund	Class	Most Recent Inception Date of Class
The EAFE Fund	March 6, 2008	Class 2	March 6, 2008
		Class 3	April 19, 2010
		Class 4	October 10, 2016
		Class 5	July 19, 2012
The EAFE Choice Fund	December 17, 2009	Class 2	December 17, 2009
		Class 3	July 7, 2014(1)
		Class 4	—
		Class 5	—
The EAFE Pure Fund	April 15, 2014	Class 2	April 15, 2014
		Class 3	March 24, 2017
		Class 4	—
		Class 5	—

82

Baillie Gifford Funds – Prospectus

Fund	Most Recent Inception Date of Fund	Class	Most Recent Inception Date of Class
The Emerging Markets Fund(2)	April 4, 2003	Class 2	March 2, 2015
		Class 3	April 1, 2016
		Class 4	November 2, 2015(3)
		Class 5	April 4, 2013
The Global Alpha Equity Fund	November 15, 2011	Class 2	January 6, 2013
		Class 3	November 15, 2011
		Class 4	July 10, 2017
		Class 5	—
The International Equity Fund(4)	February 7, 2008	Class 2	February 7, 2008
		Class 3	September 1, 2010
		Class 4	July 10, 2017
		Class 5	April 7, 2014
The Long Term Global Growth Equity Fund	June 10, 2014	Class 2	June 10, 2014
		Class 3	—
		Class 4	October 7, 2015(5)
		Class 5	April 9, 2018

(1)        Class 3 shares of The EAFE Choice Fund were operational between July 7, 2014 and April 9, 2018.

(2)        Effective January 1, 2015, the share class structure of The Emerging Markets Fund was changed, and shares previously designated as Class III shares were converted to Class 5 shares. The performance information provided in the Fund Summary for Class 5 reflects the performance for Class III for periods prior to January 1, 2015. Class III shares were subject to a higher shareholder service fee than Class 5 shares, and no adjustment has been made to the performance information shown for Class 5 to reflect its different expense structure. The performance information provided in the Fund Summary for Class 3 and Class 4 of The Emerging Markets Fund is based on the performance for Class 5. Performance for Class 3 and Class 4 prior to conversion has not been adjusted for differences in shareholder service fees, since the predecessor class to Class 5 paid shareholder service fees equal to or greater than those applicable to Class 3 and Class 4. Performance for Class 3 and Class 4 has been adjusted for subsequent periods during which higher shareholder service fees applied to Class 3 and Class 4 than those applicable to Class 5.

(3)        Class 4 shares of The Emerging Markets Fund were operational from November 2, 2015 until October 10, 2016.

(4)        The Fund was active for intervals between November 1, 2000 and November 22, 2005, and was inactive until it most recently recommenced operations on February 7, 2008.

(5)        Class 4 shares of The Long Term Global Growth Equity Fund were operational between October 7, 2015 and April 9, 2018.

83

Baillie Gifford Funds – Prospectus

Contacts and Further Information

Fund	The SAI contains more detailed information about each Fund. The SAI is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.
Investments

Additional information about each Fund’s investments can be found:

—            On our website at http://USmutualfund.bailliegifford.com. Following its commencement of operations, each Fund’s portfolio holdings as of each calendar quarter’s end, approximately 10 days after that quarter’s end.

—            In the SAI. The Trust’s policies on disclosing the Funds’ portfolio holdings are described in the SAI.

—            In the annual and semi-annual reports to shareholders. These reports will include a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance during its last fiscal year to date.

Copies of Reports

The Funds’ annual and semi-annual reports, the Prospectus and the SAI are available free of charge using the contacts below.

In addition to this, the reports can be found:

—            On the EDGAR database on the SEC’s Internet site at http://www.sec.gov. This website includes reports and other information about the Funds. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Other Shareholder Queries	Shareholders may request other information about the Fund and may direct inquiries to the Trust c/o Baillie Gifford Overseas Limited, or BGFS using the contacts below.

Contact the Trust

Email	northamericanvehiclesteam@bailliegifford.com
Mail	c/o Baillie Gifford Overseas Limited, One Greenside Row, Calton Square, Edinburgh EH1 3AN
Toll-Free Telephone	1-844-394-6127

Investment Company Act File No. 811-101455

84

Statement of Additional Information

April 30, 2019

Baillie Gifford Funds

This Statement of Additional Information (“SAI”) relates to the following funds and share classes of Baillie Gifford Funds (the “Trust”):

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
The Asia Ex Japan Fund					BASKX	BSASX
The EAFE Fund	BGETX	BGEUX	BGEFX	BGEVX	BGEKX	BGESX
The EAFE Choice Fund	BGCWX	BGCJX	BGCLX	BGCVX	BKGCX	BGCSX
The EAFE Pure Fund	BGPTX	BGPFX	BGPWX	BGPVX	BGPKX	BSGPX
The Emerging Markets Fund	BGEHX	BGELX	BGEPX	BGEDX	BGKEX	BGEGX
The Global Alpha Equity Fund	BGATX	BGAEX	BGALX	BGAVX	BGAKX	BGASX
The Global Select Equity Fund					BGSKX	BGSSX
The International Concentrated Growth Fund					BTLKX	BTLSX
The International Equity Fund	BGITX	BGIFX	BGIUX	BGIVX	BGIKX	BINSX
The International Smaller Companies Fund					BICKX	BICIX
The Long Term Global Growth Equity Fund	BGLTX	BGLOX	BGLFX	BGADX	BGLKX	BSGLX
The Positive Change Equity Fund					BPEKX	BPESX
The U.S. Equity Growth Fund					BGGKX	BGGSX

This SAI is not a prospectus. This SAI provides additional information in relation to the prospectuses for the funds listed above (each a “Fund” and together the “Funds”) dated April 30, 2019, each as revised or supplemented from time to time (together, the “Prospectus”), and should be read in conjunction therewith.

The most recent annual reports of The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Equity Fund, The International Smaller Companies Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, and The U.S. Equity Growth Fund are incorporated by reference into this SAI.

The Prospectus and the most recent annual and semi-annual report to shareholders of each Fund may be obtained, free of charge, by contacting the Trust using the details below.

Online	http://USmutualfund.bailliegifford.com
Email	northamericanvehiclesteam@bailliegifford.com
Mail	c/o Baillie Gifford Overseas Ltd., Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN
Toll-Free Telephone	1-844-394-6127

Background on the Trust and the Funds	2

Fund Investments	3
Non-Fundamental Investment Policies	3
Fundamental Investment Policies	3
Temporary Defensive Positions	4
Borrowings	4
Other Investment Companies	4
Risks	4
Disclosure of Fund Investments	11
Investment Glossary	12

Purchase, Redemption, and Pricing of Shares	15
How to Buy & Redeem Shares	15
Determination of Net Asset Value	15
Election under Rule 18f-1	16

Trustees and Trust Officers	17
Trustee Responsibilities and Powers	17
Trustee Appointments	17
Trustee Nominations by Shareholders	17
Trustee Meetings	19
Trustee Compensation	20
Trust Officers	21
Trust Officer Compensation	21
Trustee and Trust Officer Liability	21
Investment in the Funds by Trust, Manager and Distributor Personnel	21

Manager	22
Oversight by the Board	22
Management Services	22
Shareholder Services	24
Administration and Supervisory Services	24
Investment Decisions by Portfolio Managers	24
Proxy Voting	30
Investment Process	31
Payments to Financial Intermediaries	33
Other Services	33
Compensation	34

Other Key Service Providers	35
Administrator – BNYM	35
Custodian – BNYM	35
Transfer Agent – BNY Mellon Investment Servicing (U.S.) Inc.	35
Independent Registered Public Accounting Firm – Cohen & Company, Ltd.	35
Underwriter – BGFS	35
Trust Legal Counsel – Ropes & Gray LLP	35
Independent Trustee Legal Counsel – Vedder Price P.C.	35

Shareholders	36
Principal Holders of Securities	36
Control Persons	39
Management Ownership	40
Shareholder Rights	40
Distributions	41
Tax	41

Financial Statements	49

Baillie Gifford Funds – Statement of Additional Information

Background on the Trust and the Funds

The Trust

Baillie Gifford Funds (the “Trust”) is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust on June 21, 2000.

Funds

The Trust consists of fifteen series, a subset of which, as set out below, are offered in the Prospectus and this SAI. Each series that is offered under the Prospectus and this SAI is referred to in this SAI as a “Fund” and together the “Funds.”

On December 14, 2016, the name of The U.S. Equity Growth Fund changed from The North American Equity Fund.

Series	Share Classes	Diversified
The Asia Ex Japan Fund	Institutional, K	Yes
The EAFE Fund	2, 3, 4, 5, Institutional, K	Yes
The EAFE Choice Fund	2, 3, 4, 5, Institutional, K	Yes
The EAFE Pure Fund	2, 3, 4, 5, Institutional, K	Yes
The Emerging Markets Fund	2, 3, 4, 5, Institutional, K	Yes
The Global Alpha Equity Fund	2, 3, 4, 5, Institutional, K	Yes
The Global Select Equity Fund	Institutional, K	Yes
The International Concentrated Growth Fund	Institutional, K	No
The International Equity Fund	2, 3, 4, 5, Institutional, K	Yes
The International Smaller Companies Fund	Institutional, K	Yes
The Long Term Global Growth Equity Fund	2, 3, 4, 5, Institutional, K	No
The Positive Change Equity Fund	Institutional, K	No
The U.S. Equity Growth Fund	Institutional, K	No

The differences between the classes of shares are addressed in the Prospectus under “Shares—Restrictions on Buying Shares.”

2

Baillie Gifford Funds – Statement of Additional Information

Fund Investments

This section sets out investment policies for each Fund, which apply in addition to the investment strategies summarized in the Prospectus under “Principal Investment Strategies” and “Additional Investment Strategies.” The investment policies of each Fund set forth in the Prospectus and in this SAI may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval except that any policy explicitly identified as “fundamental” may not be changed without the approval of the holders of a majority of the outstanding shares of the relevant Fund (which means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Non-Fundamental Investment Policies

Each Fund’s investment objective and policies set forth in the prospectus are non-fundamental policies of such Fund. In addition, each Fund will not invest more than 15% of the value of net assets of the Fund in illiquid securities.

The following non-fundamental policies set forth in the Prospectus are subject to change only upon sixty days’ prior notice to shareholders:

—            The Asia Ex Japan Fund

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies located in countries contained in the MSCI All Country Asia Ex Japan Index.

—            The EAFE Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies that are included in the MSCI EAFE Index or whose principal activities are in Europe, Australasia, and/or the Far East.

—            The EAFE Choice Fund

Under normal circumstances, the Fund invests at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East.

—            The EAFE Pure Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East.

—            The Emerging Markets Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries contained in the MSCI Emerging Markets Index.

—            The Global Alpha Equity Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

—            The Global Select Equity Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

—            The International Equity Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities.

—            The International Smaller Companies Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of smaller companies.

—            The Long Term Global Growth Equity Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

—            The Positive Change Equity Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

—            The U.S. Equity Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S.

Fundamental Investment Policies

The following are fundamental policies of each Fund:

Each Fund will not:

1 -          Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

2 -          Borrow money, except to the extent permitted by applicable law, regulation or order.

3 -          Purchase or sell real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured by real estate or interests in real estate and may purchase securities issued by companies that invest or deal in real estate.

4 -          Invest in commodities, except that each Fund may invest in financial futures contracts and options thereon, and options on currencies.

5 -          Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and/or the making of loans of portfolio securities consistent with the Fund’s investment objectives and policies. For purposes of this policy, the short term deposit of cash or other liquid assets of the Fund in one or more interest-bearing accounts shall not be deemed to be a loan to others.

6 -          Purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers

3

Baillie Gifford Funds – Statement of Additional Information

conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities, including securities issued by any agency or instrumentality of the U.S. government, and related repurchase agreements.

7 -          Issue any senior securities except to the extent permitted by applicable law, regulation or order (for purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract or future contract and collateral arrangements with respect to initial and variation margin are not deemed to involve the issuance of a senior security).

In determining whether a transaction is permitted by applicable law, regulation, or order, each Fund currently construes fundamental policies (2) and (7) above not to prohibit any transaction that is permitted under Section 18 of the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder, as interpreted or modified, or as may otherwise be permitted by regulators having jurisdiction from time to time. The Trust understands that the staff of the SEC deems certain transactions that a Fund may enter into to involve the issuance of a senior security unless certain cash, U.S. government securities or other high grade debt instruments are deposited in a segregated account or are otherwise covered. Such transactions include: short sales, reverse repurchase agreements, forward contracts, futures contracts and options thereon, options on securities and currencies, dollar rolls, and swaps, caps, floors and collars. Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Provisions of the 1940 Act permit each Fund to borrow from a bank, provided that each Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with exceptions for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

For purposes of fundamental policy (4) above, all swap agreements and other derivative instruments that were not classified as commodity interests or commodity contracts prior to July 21, 2010 are not deemed to be commodities or commodity contracts.

Temporary Defensive Positions

Each of the Funds may take temporary defensive positions that are inconsistent with its normal investment policies and strategies—for instance, by allocating substantial assets to cash, commercial paper, or other less volatile instruments—in response to adverse or unusual market, economic, political, or other conditions. In doing so, a Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Borrowings

The Trust, on behalf of each Fund and certain other funds advised by Baillie Gifford Overseas Limited (the “Manager” and each such fund, a “Participating Fund” and together, the “Participating Funds”), has entered into a revolving credit facility agreement (the “Credit Agreement”) with The Bank of New York Mellon whereby the Participating Funds may borrow for the temporary funding of shareholder redemptions with respect to Class K and Institutional Class shares or for other temporary or emergency purposes. Pursuant to allocation procedures adopted by the Board, it is anticipated that the classes borrowing pursuant to the Credit Agreement shall bear any expenses associated with the credit facility or borrowings thereunder.

The Credit Agreement permits the Participating Funds to borrow up to an aggregate commitment amount of $50 million (the “Commitment Limit”) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. A Participating Fund may borrow up to the maximum amount allowable under its current Prospectus and SAI, subject to various other legal, regulatory or contractual limits.

Borrowing results in interest expense and other fees and expenses for Class K and Institutional Class shares that may impact such classes’ expenses, including any net expense ratios. The costs of borrowing may reduce the total returns for these classes. If a Participating Fund borrows pursuant to the Credit Agreement, that Participating Fund is charged interest on the amount borrowed. The Credit Agreement also imposes an ongoing commitment fee on undrawn amounts under the credit facility, which is paid by the Participating Funds and is allocated to each Participating Fund pro rata, based on such Participating Fund’s average net asset value attributable to the share classes for which the facility is maintained.

Other Investment Companies

A Fund may invest in securities of other investment companies or unit investment trust investment companies, including exchange-traded funds, to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act and related rules and any exemptive relief from or interpretations of the SEC. To the extent a Fund relies on Section 12(d)(1)(G) of the 1940 Act to invest without limit in shares of another series of the Trust (each, an “Underlying Fund”), such Underlying Fund may not acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. The SEC has proposed Rule 12d1-4 under the 1940 Act. Subject to certain conditions, proposed Rule 12d1-4 would provide an exemption to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1).

Risks

The principal risks of investing in each of the Funds are summarized in the Prospectus under the Fund Summaries and are discussed in more detail under “Principal Investment Risks.”

The discussion below is meant to supplement these sections of the Prospectus by addressing certain non-principal risks and providing additional detail regarding certain of the principal risks.

Accelerated Transactions

For a Fund to take advantage of certain available investment opportunities, the Manager may need to make investment decisions on an expedited basis. In such cases, the information available to the Manager at the time of an investment decision

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Baillie Gifford Funds – Statement of Additional Information

may be limited. The Manager may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.

Convertible Securities

The price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security because convertible securities may be converted at either a stated price or a stated rate into underlying shares of common stock. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated or high-yield securities subject to greater levels of credit risk, and may also be less liquid than non-convertible debt securities. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. Also, a Fund may be forced to convert a security before it would otherwise choose, which may decrease such Fund’s return.

Derivatives

A Fund’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments, and the use of certain derivatives may subject a Fund to the potential for unlimited loss.

Management Risk

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit and Counterparty Risk

The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. To the extent a Fund has significant exposure to a single or small group of counterparties, this risk will be particularly pronounced.

Liquidity Risk

Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk

Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. Other recent U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act and the 1940 Act restrictions with respect to “senior securities,” have resulted in, and may in the future result in, new regulation of derivative instruments and the Funds’ use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to a Fund), establish new margin requirements and/or increase the costs of derivatives transactions, and the Fund may as a result be unable to execute its investment strategies in a manner its Manager might otherwise choose. The SEC has proposed a new rule related to certain aspects of derivatives use. As of the date for this SAI, whether, when and in what form this proposed rule will be adopted and its potential effects on the Funds are unclear. To limit leverage risk, each Fund will segregate assets determined to be liquid by the Manager in accordance with the Fund’s liquidity risk management program (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under derivative instruments. In accordance with the 1940 Act restrictions on “senior securities” and SEC staff interpretations on potential leverage through derivatives, a Fund that engages in derivatives trading routinely segregates liquid assets and/or “covers” its derivatives positions. While one purpose of segregation and coverage is to mitigate the downside risks of leverage, these practices do not eliminate such risks and cannot prevent a Fund from incurring losses (including significant reductions in net asset value) as a result of investing in derivatives.

Lack of Availability

Because the markets for certain derivative instruments (including markets located in non-U.S. countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager

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Baillie Gifford Funds – Statement of Additional Information

of a Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the Manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because such Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are significant differences between the securities and derivatives markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. In addition, a Fund’s use of derivatives may affect the amount, timing or character of distributions payable to, and thus taxes payable by, shareholders. Derivative instruments are also subject to the risk of ambiguous documentation. A decision as to whether, when and how to use derivatives involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. In addition, derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions.

Risks Associated with Derivatives Regulation

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union and some other countries are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Clearing rules and other new rules and regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs.

While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

For example, in the event of a counterparty’s (or its affiliate’s) insolvency, a Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Funds could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

Additionally, United States regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared derivatives transactions. It is expected that these regulations will have a material impact on the Funds’ use of uncleared derivatives. These rules impose minimum margin requirements on derivatives transactions between a Fund and its counterparties and may increase the amount of margin a Fund is required to provide. They impose regulatory requirements on the timing of transferring margin and the types of collateral that parties are permitted to exchange.

These and other regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known.

Emerging Markets Risk

Investments in emerging market countries pose additional risks when compared to investments in more developed markets. Those risks include:

Less Developed Economies Risk

The securities markets of emerging market countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and other developed foreign countries, and disclosure and regulatory standards in many respects are less stringent.

The economies of individual countries may differ favorably or unfavorably and significantly from the U.S. economy in such respects as growth of gross domestic product (“GDP”) or gross national product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, structural unemployment and balance of payments position.

The domestic economies of emerging market countries are generally not as diversified as those of the U.S. and certain Western European countries. A significant portion of many of such countries’ national GDPs are represented by one commodity, such as oil, or groups of commodities. World

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Baillie Gifford Funds – Statement of Additional Information

fluctuations in the prices of certain commodities, such as the price of oil, may significantly affect the economy involved.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.

Emerging market economies may also be dependent on international aid or development assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Governmental & Political Risk

In addition, the securities markets of emerging market countries may be subject to a lower level of monitoring and regulation.

Government enforcement of existing securities regulations may be limited, and any such enforcements are typically arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging market countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.

In many cases, governments of emerging market countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Consequently, securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. In addition, investor sentiment toward companies in otherwise unrelated markets may be influenced by adverse events in other foreign markets. Also, such local markets typically offer less regulatory protections for investors.

Political change or instability, including the risks of war or terrorism, may adversely affect the economies and securities markets of such countries. Expropriation, nationalization or other confiscation due to political change could result in a Fund’s loss of its entire investment in the country involved. The possibility or reality of nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, widespread corruption, political or social instability or diplomatic developments could affect adversely the economies of countries and the value of the Funds’ investments in those countries.

Liquidity Risk

Lack of liquidity and efficiency and/or government imposed quotas in certain of the stock markets or foreign exchange markets in certain emerging market countries may mean that from time to time the Manager may experience more difficulty in purchasing or selling holdings of securities than it would in a more developed market. Restrictions on day trading, manual trading, block trading and/or off-exchange trading may mean that the Funds’ investment options will be limited.

The financial markets in emerging market countries are also undergoing rapid growth and changes. This may lead to increased trading and pricing volatility, suspension risk and difficulties in settlement of securities.

Custody Risk

The custodial systems in countries with emerging markets may also not be fully developed.

There may be limited regulatory oversight of certain foreign sub-custodians that hold foreign securities subject to the supervision of the Funds’ primary US-based custodian, The Bank of New York Mellon. The Funds may be limited in their ability to recover assets if a foreign sub-custodian becomes bankrupt or otherwise unable or unwilling to return assets of the Funds, which may expose the Funds to risk, especially in circumstances where the Funds’ primary custodian may not be contractually obligated to make the Funds whole for the particular loss.

Investments in emerging markets may also carry risks associated with failed or delayed settlement of market transactions and with the registration and custody of securities. Prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) may expose a Fund to credit and other risks. Similarly, the reliability of trading and settlement systems in some emerging markets may not be equal to that available in more developed markets which may result in problems in realizing investments.

Currency Risk

Emerging Market countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country’s or company’s ability to service its debt.

Special Risks of Investing in Asian Securities

In addition to the risks of foreign investments and emerging market countries investments described above, investments in Asia are subject to other risks.

The economies of Asian countries are at varying levels of development. Markets of countries whose economies are in the early stages of development may exhibit a high concentration of market capitalization and have less trading volume, lower liquidity, and more volatility than more developed markets. Some Asian countries depend heavily on foreign trade. The economies of some Asian countries are not diversified and are based on only a few commodities or industries.

Investments in Asia also are susceptible to social, political, legal, and operational risks. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and in some countries less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investment in securities markets, and investments in securities traded on those markets may be made, if at all, only indirectly (e.g., through Depositary Receipts, as defined below in the Investment Glossary).

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Baillie Gifford Funds – Statement of Additional Information

Asian countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country’s or company’s ability to service its debt.

The political and economic prospects of one Asian country or group of Asian countries can affect other countries in the region. For example, the economies of some Asian countries are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis, or a decline in currency valuation in one Asian country may spread to other Asian countries.

Special Risk Considerations of Investing in China

Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers, (vii) potentially higher rates of inflation, (viii) the unreliability of some economic data, (ix) the relatively small size and absence of operating history of many Chinese companies, (x) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, (xi) greater political, economic, social, legal and tax-related uncertainty, (xii) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xiii) higher dependence on exports and international trade, (xiv) the risk of increased trade tariffs, embargoes and other trade limitations, (xv) restrictions on foreign ownership, and (xvi) custody risks associated with investing through a RQFII or other programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Certain Funds may invest in A Shares listed and traded on the Shanghai Stock Exchange or Shenzhen Stock Exchange through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. A Fund’s investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Fund’s investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when a Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai or Shenzhen Stock Exchanges becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on a Fund’s investments and returns.

Special Risks of Investing in Latin American Securities

Although there have been significant improvements in recent years, the Latin American economies continue to experience significant problems.

Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. There is no assurance that economic initiatives will be successful. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities.

Special Risks of Investing in Eastern European Securities

Specific risks vary greatly between the various Eastern European markets, but they include corporate governance, fiscal stability, banking regulations, European Union accession and continued membership, global commodity prices, political stability and market liquidity.

In addition, the social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, may be particularly pronounced relative to

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Baillie Gifford Funds – Statement of Additional Information

investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision, nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence, or even mere oversight. Where necessary, the Funds will endeavor to ensure that their interests are appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these share extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive the Funds of their ownership rights or improperly dilute their interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

Special Risks of Investing in South African Securities

Specific risks include the transfer of assets to Black Economic Empowerment groups, tax increases, corporate governance, banking regulations, commodity prices, political changes and asset appropriation.

Special Risks of Investing in Middle Eastern Securities

Specific risks include political uncertainty and instability, widespread unemployment and social unrest. In addition, many economies in the Middle East are highly reliant on income from sales of oil or trade with countries involved in the sale of oil, and their economies are therefore vulnerable to changes in the market for oil and foreign currency values.

Forward Foreign Currency Transactions

Each Fund may invest in forward foreign currency transactions. In a forward foreign currency contract, a Fund agrees to buy in the future an amount in one currency in return for another currency, at an exchange rate determined at the time the contract is entered into. If currency exchange rates move against the Fund’s position during the term of the contract, the Fund will lose money on the contract. There is no limit on the extent to which exchange rates may move against a Fund’s position. The markets for certain currencies may at times become illiquid, and a Fund may be unable to enter into new forward contracts or to close out existing contracts. Forward currency contracts are entered into in the over-the-counter market, and a Fund’s ability to profit from a contract will depend on the willingness and ability of its counterparty to perform its obligations under the contract. Use by the Funds of foreign currency forward contracts may also give rise to leverage.

Initial Public Offerings

Each Fund may purchase securities in initial public offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to such Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Lack of Operating History

As of the date of this SAI, The Asia Ex Japan Fund has not yet commenced operations. Therefore, there is no operating history to evaluate the future performance of this Fund. The past performance of other investment funds managed by the Manager cannot be relied upon as an indicator of a Fund’s success, in part because of the unique nature of each Fund’s investment strategy. An investor in a Fund must rely upon the ability of the Manager in identifying and implementing investments. There can be no assurance that such personnel will be successful in identifying and implementing investment opportunities for a Fund.

Large Shareholder Risk

To the extent that a significant portion of a Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the subscription and redemption activities of these shareholders with regard to Fund shares could disrupt such Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments). In addition, institutional separate accounts managed by the Manager may invest in a Fund and, therefore, the Manager at times may have discretionary authority over redemption decisions by a significant portion of the investor base holding shares of a Fund. In such instances, the Manager’s decision to make changes to or rebalance its client’s allocations in the separate accounts may impact the Fund’s performance.

Legal and Regulatory Risk

Legal, tax, and regulatory changes could occur that may adversely affect the Funds. New (or revised) laws or regulations or

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Baillie Gifford Funds – Statement of Additional Information

interpretations of existing law may be issued by the U.S. Internal Revenue Service (the “IRS”) or U.S. Treasury Department, the U.S. Commodity Futures Trading Commission (the “CFTC”), the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the U.S.

The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators, and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies.

The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

Finally, regulations require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements would apply to loan participations, syndicated loans, and loan assignments.

Liquidity Risk

Illiquid securities are any securities or other assets that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which a Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. A Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund.

In accordance with Rule 22e-4 under the 1940 Act, the Board has appointed the Manager as the Funds’ liquidity risk management program administrator and has approved a liquidity risk management program for the Funds. The Manager expects to implement the program through its liquidity risk management team. Under the program, each Fund must assess and manage its liquidity risk, including classifying investments into specific liquidity categories, and maintaining a portion of its holdings in cash and assets that can be converted to cash within three business days. While the Funds’ liquidity risk management program attempts to assess and manage liquidity risk, there is no guarantee it will be effective in its operations and may not reduce the liquidity risk inherent in a Fund’s investments.

Non-U.S. Tax Risk

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. A Fund’s pursuit of such refunds may subject the Fund to various administrative and/or judicial proceedings. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. Accordingly, a refund is not typically reflected in a Fund’s net asset value until it is received or until the Manager is confident that the refund will be received. In some cases, the amount of a refund could be material to a Fund’s net asset value.

Preferred Stocks

Investment in preferred stocks involves certain risks. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity securities or interest rates. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Repurchase Agreements

If the seller under a repurchase agreement becomes insolvent, a Fund’s right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Also, if a seller defaults, the value of such securities may decline before a Fund is able to dispose of them.

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Baillie Gifford Funds – Statement of Additional Information

Restricted Securities

Restricted securities may be less liquid than securities registered for sale to the general public. The liquidity of a restricted security may be affected by a number of factors, including, among others: (i) the creditworthiness of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; (v) the nature of any legal restrictions governing trading in the security; and (vi) the nature of the security and the nature of marketplace trades. There can be no assurance that a liquid trading market will exist at any time for any particular restricted security. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

Section 4(a)(2) Commercial Paper and Rule 144A Securities

The Funds may invest in Section 4(a)(2) paper, which is sold to institutional investors who agree to purchase the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper. As a result, Funds purchasing such securities will be exposed to liquidity risk, the risk that the securities may be difficult to value because of the absence of an active market and the risk that it may be sold only after considerable expense and delay, if at all. Rule 144A securities generally must be sold only to other qualified institutional buyers. Section 4(a)(2) paper and Rule 144A securities will be presumed illiquid for purposes of the Fund’s limitation on illiquid securities unless the Manager (pursuant to the liquidity risk management program adopted by the Board) as the program administrator determines that the securities in question can be sold within five trading days. If any Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings are no longer in excess of 15% of its net asset value, report the occurrence in compliance with Rule 22e-4 and Rule 30b1-10 under the 1940 Act and, depending on circumstances, may take additional steps to reduce its holdings of illiquid securities. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(a)(2) paper or Rule 144A securities.

Warrants

The risks of a warrant are similar to the risks of a purchased call option. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of changes in the value of the underlying security or obligation or due to speculation in the market for the warrants or other factors. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities; their prices may have significant volatility and it is possible that a Fund will lose its entire investment in a warrant. A Fund’s failure to exercise a warrant or subscription right to purchase common shares in an issuer might result in the dilution of the Fund’s interest in the issuing company.

Disclosure of Fund Investments

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings (the “Disclosure Policies”). The Board may modify the Disclosure Policies at any time without notice.

The Disclosure Policies permit portfolio holdings information to be disclosed prior to the time that such information is disclosed through a public filing with the SEC or on the Funds’ publicly available website to (i) the Manager and its affiliates, (ii) third party service providers who require access to the information to fulfill their duties to a Fund (including the Trust’s custodian and administrator, transfer agent, independent registered public accounting firm, legal counsel, broker-dealers when requesting bids for or price quotations on securities and brokers in the normal course of trading), and (iii) shareholders and prospective shareholders (or their consultants and agents) of the Funds under the circumstances described below.

Quarterly Disclosure

In accordance with the Disclosure Policies, the Manager will disclose portfolio holdings of the Funds as of the end of each calendar quarter at http://USmutualfund.bailliegifford.com with a lag time of approximately 10 days after the end of the quarter.

The Manager has entered into ongoing arrangements to provide certain Fund portfolio holdings disclosure to the following persons or entities:

Entity	Reason for disclosure	Frequency	Delay Before Dissemination
Baillie Gifford Overseas Limited and its affiliates	To fulfill duties as Manager of the Funds	Daily	None
The Bank of New York Mellon (“BNYM”)	To fulfill duties as custodian, administrator, and transfer agent of the Funds	Daily	None
Cohen & Company, Ltd.	To fulfill duties as independent registered public accounting firm of the Funds	During annual audit and semi-annual cursory review	None
Ropes & Gray LLP	To fulfill duties as legal counsel to the Trust	For regulatory filings, board meetings, and other relevant legal issues	None
Merrill Corporation	To fulfill duties as financial printer and filing agent for the Funds	For regulatory filings and other printing purposes	None
Broker-dealers	When requesting bids for or price quotations on securities and brokers in the normal course of trading	Upon request	Five days

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Baillie Gifford Funds – Statement of Additional Information

Conditional Disclosure

In accordance with the Disclosure Policies, the Manager may also disclose non-public portfolio holdings information to other persons if the following three conditions are met:

1 -          The recipients are subject to a confidentiality agreement with respect to such information, which includes a prohibition on trading on such information and the recipient’s agreement to destroy the information upon a written request from the Manager.

2 -          The Trust’s Chief Executive Officer and/or Chief Compliance Officer (each, being an “Authorizing Person”) determines that disclosure is in the best interest of the Fund and its shareholders.

In determining whether disclosure is in the best interests of a Fund and its shareholders, the Authorizing Person shall consider whether any potential conflicts exist between the interests of Fund shareholders and the Manager and its affiliates.

3 -          The information is limited to that which the Manager believes is reasonably necessary to serve the purposes for which disclosure has been approved.

The Manager must also report any such disclosures to the Board at their next regularly scheduled meeting. This report must then be maintained by the Chief Compliance Officer or his/her designee for 6 years from the end of the fiscal year in which any exception was granted, the first 2 years in an easily accessible place. The Trust may modify its policies and procedures regarding portfolio holdings disclosure at any time without notice.

Disclosure Practices for Other Clients

The Manager and its affiliates advise and/or sub-advise registered investment companies and other pooled investment vehicles, which may be subject to different portfolio holdings disclosure policies than the Funds. Neither the Manager nor the Board exercises control over such policies. In addition, the separate account clients of the Manager and its affiliates have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. In addition, some of these clients have substantially similar investment objectives and strategies as the Funds and therefore potentially similar portfolio holdings as the Fund.

Compensation for Disclosure

A Fund’s portfolio holdings may not be disclosed for compensation.

Investment Glossary

This section provides definitions of various terms, securities and investment techniques included in the Prospectus and this SAI. This SAI does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of the Manager and the individual portfolio managers.

Asia

References in the Prospectus and this SAI to “Asia” denote the region encompassing China, Hong Kong, India, Indonesia,

Japan, Korea, Malaysia, the Philippines, Singapore, Taiwan and Thailand as well as other countries located in Asia, as determined by the Manager.

Australasia

References in the Prospectus and this SAI to “Australasia” denote the region encompassing New Zealand, Australia, Papua New Guinea, and neighboring islands in the Pacific Ocean.

Common Stocks

Common stock represents an ownership interest in a company. Common stock may take the form of shares in a corporation, membership interests in a limited liability company, limited partnership interests, or other forms of ownership interests.

Convertible Securities

Convertible securities are fixed income securities that may be converted at either a stated price or a stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

Like fixed income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Currency Forward Contracts

In a forward foreign currency contract, a Fund agrees to buy in the future an amount in one currency in return for another currency, at an exchange rate determined at the time the contract is entered into.

Cyber-attacks

Cyber-attacks include, among other things, stealing or corrupting data maintained online or digitally, preventing legitimate users

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Baillie Gifford Funds – Statement of Additional Information

from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption.

Depositary Receipts

Depositary Receipts generally evidence an ownership interest in a corresponding security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying securities are denominated or traded.

American Depositary Receipts (“ADRs”) are typically publicly traded trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

Derivatives

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.

Eastern European Securities

References in the Prospectus and this SAI to “Eastern European Securities” denote securities issued by companies located in Bulgaria, Croatia, Cyprus, Czech Republic, Estonia, Greece, Hungary, Latvia, Lithuania, Macedonia, Poland, Romania, Russia, Serbia, Slovak Republic, Slovenia, Turkey or Ukraine, as well as other countries in Eastern Europe, as determined by the Manager.

Far Eastern Securities

References in the Prospectus and this SAI to “Far Eastern Securities” denote securities issued by companies located in China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, the Philippines, Taiwan, Thailand or Singapore, as well as other Asian countries, as determined by the Manager.

Industry

References in the Prospectus and this SAI to “Industries” has the meaning ascribed to this term by the Manager, from time to time.

Latin American Securities

References in the Prospectus and this SAI to “Latin American Securities” denote securities issued by companies located in Argentina, Brazil, Chile, Colombia, Mexico or Peru, as well as other countries located in Latin America, as determined by the Manager.

Non-U.S. Securities

The Funds may invest in non-U.S. securities. Non-U.S. securities may include, but are not limited to, securities of companies that are organized and headquartered outside the U.S.; non-U.S. equity securities as designated by commonly-recognized market data services; U.S. dollar- or non-U.S. currency-denominated corporate debt securities of non-U.S. issuers; securities of U.S. issuers traded principally in non-U.S. markets; non-U.S. bank obligations; U.S. dollar- or non-U.S. currency-denominated obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities of other investment companies investing primarily in non-U.S. securities. When assessing compliance with investment policies that designate a minimum or maximum level of investment in “non-U.S. securities” for a Fund, the Manager may apply a variety of factors (either in addition to or in lieu of one or more of the categories described in the preceding sentence) in order to determine whether a particular security or instrument should be treated as U.S. or non-U.S. For more information about how the Manager may define non-U.S. securities for purposes of a Fund’s asset tests and investment restrictions, see the Fund’s principal investments and strategies under “Principal Investment Strategies” in the Prospectus. For more information about how the Manager may determine whether an issuer is located in a particular country, see “Additional Investment Strategies—Location of Issuers” in the Prospectus.

Middle Eastern Securities

References in the Prospectus and this SAI to “Middle Eastern Securities” denote securities issued by companies located in Egypt, Israel, Qatar or United Arab Emirates, as well as other Middle Eastern countries as determined by the Manager.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer.

Repurchase Agreements

A Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such

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Baillie Gifford Funds – Statement of Additional Information

event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

Restricted Securities

The Funds may hold securities that have not been registered for sale to the public under the U.S. federal securities laws pursuant to an exemption from registration.

Rule 144A Securities

Rule 144A securities are securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act.

Section 4(a)(2) Commercial Paper

The Funds may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the 1933 Act. This commercial paper is commonly called “Section 4(a)(2) paper.” Section 4(a)(2) paper is sold to institutional investors who must agree to purchase it for investment and not with a view to public distribution. Any resale by the purchaser must be in a transaction exempt from the registration requirements of the 1933 Act. Section 4(a)(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper.

Sector

References in the Prospectus and this SAI to “Sectors” has the meaning ascribed to this term by the Manager, from time to time.

Senior Securities

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness when such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made.

South African Securities

References in the Prospectus and this SAI to “South African Securities” denote securities which are issued by companies located in South Africa.

Synthetic Convertible Securities

“Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security (i.e., an income producing component and a right to acquire an equity security). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments while the convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. Synthetic securities may also be created by third parties, typically investment banks or other financial institutions. Unlike a traditional convertible security, which is a single security having a unitary market value, a synthetic convertible consists of two or more separate securities, each with its own market value, and has risks associated with derivative instruments.

Warrants

The holder of a warrant or right typically has the right to acquire securities or other obligations from the issuer of the warrant or right at a specified price or under specified conditions.

Yankee Bonds

A Fund may invest in U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers (“Yankee bonds”). As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

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Baillie Gifford Funds – Statement of Additional Information

Purchase, Redemption, and Pricing of Shares

How to Buy & Redeem Shares

The procedures for purchasing shares of a Fund are summarized in the Prospectus under “Shares—How to Buy Shares.”

The procedures for redeeming shares of a Fund are summarized in the Prospectus under “Shares—How to Sell Shares.”

Determination of Net Asset Value

As described in the Prospectus under the heading “Shares—How Shares are Priced,” the net asset value per share of a Fund’s shares of a particular class is determined by dividing the total market value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s net asset value. The Prospectus further notes that the net asset value will be determined as of a particular time of day (the “Pricing Point”) on any day on which the New York Stock Exchange (“NYSE”) is open for unrestricted trading. The Pricing Point is normally at the scheduled close of unrestricted trading on the NYSE (generally 4:00 p.m. Eastern Time). In unusual circumstances, the Funds may determine that the Pricing Point shall be at an earlier, unscheduled close or halt of trading on the NYSE.

The Board has adopted Pricing and Valuation Procedures (the “Pricing and Valuation Procedures”) for valuing portfolio securities and other assets in circumstances where market quotations are not readily available, and has delegated responsibility for the operational execution of the valuation process to BNYM, the Funds’ administrator. The Manager regularly reviews each Fund’s holdings and valuations and notifies the administrator promptly if it reasonably believes that the current valuation of a particular security or other instrument may not reflect fair market value. The Board has also appointed ICE Data Services (“ICE”) as a third-party valuation vendor. ICE provides, among other things, an adjustment for certain non-U.S. securities in the Funds based on certain factors and methodologies applied by ICE on each day the Funds are valued if a certain threshold is exceeded. While ultimate responsibility for the valuation process remains with the Board, the Board has delegated the responsibility for the supervision of compliance with net asset value calculation and pricing requirements to the Manager, the Manager’s Fair Value Pricing Group and the Baillie Gifford Group’s Valuation Committee, including the responsibility for determining the fair value of the Fund’s securities or other instruments as well as making changes to primary pricing agents. The Trustees have created a Valuation Committee of the Board (the “Valuation Committee”), which is responsible for, among other things, reviewing promptly any fair value decision relating to one or more securities or other instruments held by a Fund that would result in a movement, up or down, in the net asset value of such Fund of more than 1/2 of 1% of the net asset value of the Fund.

Pricing Methodologies

The following summarizes the methods typically used to determine values for the noted types of securities or instruments by the administrator pursuant to the Pricing and Valuation Procedures. If a security price cannot be obtained from an independent, third-party pricing agent, the administrator shall seek to obtain a bid price from at least one independent broker from a list provided by the Manager.

—            Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

—            Debt instruments are generally valued using quotes obtained from independent, third-party pricing agents. Certain short-term debt obligations may be valued at their amortized costs.

—            Options are generally valued at the last quoted sales price. If there is no reported sale on the date of valuation, positions are priced at the mean on the last day the option trades.

—            Futures contracts are valued at the settlement price established each day by the board of the exchange on which they are traded. On days when there is excessive volume, market volatility or the future does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time at which the Fund calculates its net asset value. On such days the best available price (which is typically the last sales price) may be used to value the Fund’s futures position. A Fund that uses the best available price when the settlement price is not available will not consider any difference between the eventual settlement price and the best available price used to be the basis for determining that an incorrect net asset value calculation has occurred.

—            Forward foreign currency exchange contracts are generally valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate at 4:00 p.m. Eastern Time, and the thirty, sixty, ninety and one-hundred and eighty day forward rates provided by an independent source.

—            Swaps are generally priced based on valuations provided by an independent third-party pricing agent.

—            Redeemable securities issued by open-end investment companies are generally valued at the investment company’s applicable net asset value, with the exception of exchange-traded funds, which are generally priced as equity securities.

—            Foreign (non-U.S.) securities and instruments are priced as set forth in the Pricing and Valuation Procedures for the particular type of security (e.g., equity securities, debt

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Baillie Gifford Funds – Statement of Additional Information

securities, etc.). The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates obtained from pricing services at 4:00 p.m. Eastern Time on each day that the NYSE is open for regular trading. Pursuant to contractual arrangements maintained by the administrator, exchange rates are provided daily by recognized independent pricing agents. Securities and other instruments traded on markets in time zones that differ significantly from Eastern Time may be routinely subject to the use of third-party fair valuation vendors and other fair value qualifications.

Election under Rule 18f-1

The Trust, on behalf of each Fund included in this SAI, has made an election pursuant to Rule 18f-1 under the 1940 Act committing each such Fund to pay in cash any request for redemption received during any 90-day period of up to the lesser of $250,000 or 1% of the Fund’s net asset value at the beginning of the period. This election is irrevocable without prior approval by the SEC. Each Fund reserves the right to pay redemption proceeds in-kind except as described above.

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Baillie Gifford Funds – Statement of Additional Information

Trustees and Trust Officers

Trustee Responsibilities and Powers

The Board is responsible for the overall management and supervision of the Trust’s affairs and for protecting the interests of shareholders. The Board is composed of five Trustees. Each Trustee oversees, and each officer serves, all series of the Trust that constitute the Baillie Gifford Funds complex.

The Trust’s Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time (the “Declaration of Trust”) permits the Board to:

—            Issue shares. The Board can issue an unlimited number of full and fractional shares of beneficial interest of each series of the Trust (each a “Series Fund”). Each share of a Series Fund represents an equal proportionate interest in such Series Fund with each other share of that Series Fund and is entitled to a proportionate interest in the dividends and distributions from that Series Fund.

The Board can also subdivide any Series Fund into sub-series (or “Classes”) of shares with such dividend preferences and other rights as the Board may designate. Each Series Fund is currently divided into at least two Classes. This power to subdivide Series Funds is intended to allow it to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently, or to permit shares of a Series Fund to be distributed through more than one distribution channel, with the costs of the particular means of distribution (or costs of related services) to be borne by the shareholders who purchase through that means of distribution. Each share of a Series Fund represents an equal proportionate interest in that Series Fund with each other share, subject to the different preferences of each Class of that Series Fund.

—            Establish new portfolios or series. The Board may establish one or more additional separate Series Funds (i.e., a new fund) or merge two or more existing Series Funds. Shareholders’ investments in such an additional or merged portfolio may be evidenced by a separate Series Fund.

—            Charge shareholders. The Board may charge shareholders directly for custodial, transfer agency and servicing expenses.

—            Allocate other expenses. Any general expenses of the Trust that are not readily identifiable as belonging to a Series Fund are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Series Fund, certain expenses may be legally chargeable against the assets of all Series Funds.

—            Terminate the Trust or any Fund. The Board may terminate the Trust or any Series Fund upon written notice to the shareholders.

Trustee Appointments

The substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the current Trustees should serve as a Trustee. Generally, no one factor was decisive in the nomination or appointment of an individual to the Board.

Among the factors the Board considers when concluding that an individual should serve as a Trustee are the following:

—            the individual’s business and professional experience and accomplishments;

—            the individual’s ability to work effectively with the other Trustees;

—            the individual’s prior experience, if any, in the investment management industry;

—            the individual’s prior experience, if any, serving on the boards of public companies (including, when relevant, other investment companies) and/or other complex enterprises and organizations; and

—            how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

Trustee Nominations by Shareholders

Any shareholder may nominate a person to become a Trustee. To nominate a person for the Nominating and Governance Committee’s consideration, a shareholder must submit their recommendation in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust (c/o Baillie Gifford Overseas Limited, Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN). The recommendation must include:

—            biographical information regarding the candidate, the number of shares of each Fund owned of record and beneficially by the candidate (as reported to the recommending shareholder by the candidate), any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations promulgated thereunder, and whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust, and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination;

—            the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected;

—            the recommending shareholder’s name as it appears on the Trust’s books;

—            the number of all shares of each Fund owned beneficially and of record by the recommending shareholder; and

—            a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder.

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Baillie Gifford Funds – Statement of Additional Information

In addition, the Nominating and Governance Committee may require the candidate to furnish such other information as it may deem necessary or appropriate to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Nominating and Governance Committee considers and evaluates nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. The Nominating and Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that it will determine to nominate any person, even if properly recommended and considered in accordance with this paragraph.

The following table sets out information on each of the Trustees, including an overview of the considerations that led the Board to conclude that each individual currently serving as a Trustee should serve as a Trustee.

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served as Trustee	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Considerations relevant to appointment as Trustee (see also “Trustees and Trust Officers–Trustee Appointments” above)	Portfolios in Trust overseen by Trustee	Dollar range(3) of Shares held in each Series Fund (USD)	Aggregate Dollar Range(3) of Shares held in all Series Funds (USD)

Disinterested Trustees (as defined in the 1940 Act)

Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	Howard W. Chin has over 25 years of professional experience in the asset management industry. Most recently, as Managing Director of Fixed Income Securities at Guardian Life Insurance Company of America until 2013, Mr. Chin was responsible for managing multi-billion dollar structured products portfolios for Guardian’s mutual funds, and general account. In addition, Mr. Chin was a member of the Investment Committee that determined Guardian’s asset allocation among the various fixed income sectors.	15	The Long Term Global Growth Equity Fund – $10,001-$50,000 The Positive Change Equity Fund – $10,001-$50,000	$10,001-$50,000
Pamela M. J. Cox 1952	Trustee	Since 2017	Retired. Formerly: Senior Associate (non-resident), CSIS (think tank). Formerly: Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	Pamela M. J. Cox has over 30 years of professional experience in the World Bank Group, providing investment project financing, especially in emerging markets. At the time of her retirement in 2013, she was Senior Vice President, leading strategy and business development. She previously held positions as Vice President East Asia and Vice President Latin America, overseeing business strategy, operations, client relationships, policy formulation and governance.	15	The Long Term Global Growth Equity Fund – Under $10,000	Under $10,000
Bruce C. Long 1945	Trustee, Chair of the Nominating and Governance Committee	Since 2009	Global Financial Consultant.	Bruce C. Long has over 50 years of professional experience in the securities, insurance, banking, trust company, and investment management industries. Currently, Mr. Long is a consultant for international clients in the financial services industry with global distribution. Until 2008, Mr. Long was Executive Vice President of Guardian Life Insurance Company of America and President of The Guardian Insurance & Annuity Company, Inc., overseeing all registered products manufacturing and distribution.	15	The Long Term Global Growth Equity Fund – Over $100,000	Over $100,000

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Baillie Gifford Funds – Statement of Additional Information

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served as Trustee	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Considerations relevant to appointment as Trustee (see also “Trustees and Trust Officers–Trustee Appointments” above)	Portfolios in Trust overseen by Trustee	Dollar range(3) of Shares held in each Series Fund (USD)	Aggregate Dollar Range(3) of Shares held in all Series Funds (USD)
Robert E. Rigsby 1949	Trustee, Chair of the Audit Oversight Committee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	Robert E. Rigsby has 30 years of broad professional experience in the energy industry. At the time of his retirement in 2002, he was President and COO of the Delivery Business at Dominion Energy, Inc. He previously held positions of Executive Vice President, Senior Vice President Finance & Controller, Vice President Human Resources, and Vice President Information Systems. Since his retirement, Mr. Rigsby has held leadership positions on the governing boards of two universities and several foundations.	15

The EAFE Fund – $10,001-$50,000 The EAFE Choice Fund – $10,001-$50,000 The EAFE Pure Fund – $10,001-$50,000 The Emerging Markets Fund – $10,001-$50,000 The Global Alpha Equity Fund – $10,001-$50,000 The International Concentrated Growth Fund – Under $10,000 The International Equity Fund – $10,001-$50,000 The Long Term Global Growth Equity Fund - $10,001-$50,000 The Positive Change Equity Fund – Under $10,000 The U.S. Equity Growth Fund – Under $10,000

							Over $100,000
Interested Trustee (as defined in the 1940 Act)(2)
David W. Salter 1975	Trustee, Chair of the Board, President. Formerly, Vice President.	Since 2016	Partner, Baillie Gifford & Co. (investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	David Salter has 22 years of professional experience in the investment management and financial services industries. As CEO and Chairman of Baillie Gifford Funds Services LLC and a Partner of the Manager’s parent firm, Baillie Gifford & Co., Mr. Salter is also involved in the oversight of products offered by Baillie Gifford Funds Services LLC and oversight of the operations of the Manager.	15	None	None

(1)                The address of each Trustee and officer of the Trust is c/o Ropes & Gray LLP, Prudential Tower, 800 Boylston Street Boston, MA 02199.

(2)                Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3)                Values given are as of December 31, 2018.

Four of the Trustees are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (“Disinterested Trustees”). The fifth Trustee, who serves as Chair of the Board, is an “interested person” of the Trust by reason of his affiliation with the Manager and his role as an officer of the Trust. The Trust does not have a lead independent trustee. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to oversee the Funds, after taking into account the characteristics of the Funds and their investment strategies and policies. For a discussion of the Board’s role in risk oversight of the Funds, please see “Manager—Oversight by the Board” below.

There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chair of the Board and the officers of the Trust, including the President of the Trust, are elected annually by the Board.

To the Trust’s knowledge, as of December 31, 2018, none of the Disinterested Trustees or their immediate family members owned securities in the Manager or the Fund’s distributor, Baillie Gifford Funds Services LLC (“BGFS”), nor did they own securities in any entity directly or indirectly controlling, controlled by or under common control with the Manager or BGFS.

Trustee Meetings

The Board meets periodically throughout the year to oversee the Trust’s activities, review contractual arrangements with certain service providers, monitor compliance with regulatory requirements, and review performance.

19

Baillie Gifford Funds – Statement of Additional Information

Committees

The Board has four standing committees, as follows:

Committee	Functions	Membership	Chair	Meetings during last fiscal year(1)
Audit Oversight Committee	Oversees the Trust’s accounting and financial reporting policies and practices, its internal controls, and the quality and objectivity of the Trust’s financial statements. Acts as liaison between the Trust’s independent registered public accounting firm and the Board. Mr. Rigsby serves as Chair of the Audit Oversight Committee.	Disinterested Trustees only	Mr. Rigsby	4
Nominating and Governance Committee	Identifies, evaluates and recommends candidates to serve as Disinterested Trustees(2) and reviews the composition of the Board. Reviews and recommends Disinterested Trustee compensation.	Disinterested Trustees only	Mr. Long	2
Performance Committee	Enhances the communication between the Manager and the Disinterested Trustees regarding Fund performance. Discusses Fund performance matters relating to the most recent quarter and for such other purposes as the Performance Committee may determine.	All Trustees	No chair	4
Valuation Committee	Overall responsibility for overseeing the valuation of the Funds’ investments.	All Trustees	No chair	1

(1)                Information is provided for the fiscal year ended December 31, 2018.

(2)                The Nominating and Governance Committee will consider nominees recommended by shareholders. For a description of the procedures to be followed by security holders to submit recommendations, see “Trustees and Trust Officers—Trustee Nominations by Shareholders” above.

Trustee Compensation

The following tables set forth a summary of the compensation received by each of the Trustees for services rendered as a Trustee and, if applicable, committee chair, for the fiscal year ended December 31, 2018. The Trust pays no compensation to its officers and interested Trustees of the Trust. For the fiscal year ended December 31, 2018, each Disinterested Trustee received a retainer fee of $85,000. The chairs of the Audit Oversight Committee and the Nominating and Governance Committee received additional compensation of $8,000 and $3,500, respectively. Upon the recommendation of the Nominating and Governance Committee of the Board, the Board has approved an increase in the retainer fee to $100,000 and the additional annual compensation paid to the chair of the Audit Oversight Committee to $10,000, effective as of January 1, 2019.

Aggregate Compensation from each Fund	Howard W. Chin, Trustee	Pamela M. J. Cox, Trustee	Bruce C. Long, Trustee and Chair of the Nominating and Governance Committee	Robert E. Rigsby, Trustee and Chair of the Audit Oversight Committee
The Asia Ex Japan Fund(1)	—	—	—	—
The EAFE Fund	$25,826.36	$25,826.36	$26,889.78	$28,257.07
The EAFE Choice Fund	$2,702.19	$2,702.19	$2,813.46	$2,956.53
The EAFE Pure Fund	$3,751.41	$3,751.41	$3,905.88	$4,104.48
The Emerging Markets Fund	$17,994.78	$17,994.78	$18,735.75	$19,688.42
The Global Alpha Equity Fund	$8,646.84	$8,646.84	$9,002.88	$9,460.64
The Global Select Equity Fund	$30.62	$30.62	$31.87	$33.51
The International Concentrated Growth Fund	$353.79	$353.79	$368.35	$387.07
The International Equity Fund	$18,992.57	$18,992.57	$19,774.64	$20,780.10
The International Smaller Companies Fund	$2.56	$2.56	$2.66	$2.80
The Long Term Global Growth Equity Fund	$2,023.09	$2,023.09	$2,106.41	$2,213.52
The Positive Change Equity Fund	$62.45	$62.45	$65.00	$68.31
The U.S. Equity Growth Fund	$42.32	$42.31	$44.06	$46.31
Total Compensation from all Funds of the Trust(2)(3)	$85,000.00	$85,000.00	$88,500.00	$93,000.00

(1)                The Asia Ex Japan Fund had not yet commenced operations as of the end of the most recently completed fiscal year. Accordingly, it did not pay any trustee compensation for the fiscal year ended December 31, 2018.

(2)                All Trustees receive reimbursements for reasonable expenses related to their attendance at the meetings of the Board or committees, which are not included in the amounts shown. The amounts shown indicate the aggregate compensation paid to the Trustees for their service on the Board of the Trust and its series. During the 2018 fiscal year, no Trustee accrued pension or retirement benefits as part of the Trust’s expenses, and no Trustee is expected to receive annual benefits upon retirement.

(3)                This total includes compensation from The International Choice Fund, the shares of which are not registered under the Securities Act of 1933 and are not offered through the Prospectus and this SAI. The total also includes compensation from The Multi Asset Fund, the shares of which are not offered through the Prospectus and this SAI.

20

Baillie Gifford Funds – Statement of Additional Information

Trust Officers

The following table sets out the officers of the Trust, their principal occupations during the last five years, and certain other information.

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)
Officers (other than officers who are also Trustees)
Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co.
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited.
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co.
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co.; Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co.
Graham Laybourn 1966	Vice President	Since 2018	Partner, Baillie Gifford & Co.
Suzanne Quinn 1979	Chief Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co.
Evan Delaney 1969	Chief Risk Officer	Since 2013	Partner, Baillie Gifford & Co.; Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group.
Gareth Griffiths 1973	Secretary and Chief Legal Officer	Secretary since 2015; Chief Legal Officer since 2017	Senior Legal Counsel for Baillie Gifford & Co.
Lesley-Anne Archibald 1988	Vice President	Since 2017	Assistant Manager, North American Funds Operations Department, Baillie Gifford & Co.

(1)                The address of each officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, United Kingdom EH1 3AN.

(2)                The officers of the Trust are elected annually by the Board of Trustees.

(3)                Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

Trust Officer Compensation

The Trust currently pays no compensation to officers of the Trust.

Trustee and Trust Officer Liability

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees and officers of the Trust are indemnified by the Trust for any and all liabilities and expenses actually and reasonably incurred in any proceeding brought or threatened against a Trustee or officer by reason of any alleged act or omission as Trustee or officer, unless such person did not act in good faith in the reasonable belief that such action was in the best interests of the Trust, under the Declaration of the Trust and the ByLaws of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust’s shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Investment in the Funds by Trust, Manager and Distributor Personnel

The Trust, the Manager and BGFS have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. This code of ethics permits personnel of the Trust, the Manager and BGFS to invest in securities, including securities that may be purchased or held by the Funds, subject to restrictions.

21

Baillie Gifford Funds – Statement of Additional Information

Manager

The Manager is a wholly-owned subsidiary of Baillie Gifford & Co., which is generally engaged in the business of investment management. Both the Manager and Baillie Gifford & Co. are authorized and regulated in the U.K. by the Financial Conduct Authority. The Manager and its affiliates are referred to herein as the “Baillie Gifford Group.”

Oversight by the Board

The Board oversees the Manager, including by overseeing the following activities of the Manager:

—            Risk Management. As part of this process, the Board receives a report from, and meets quarterly with, the Trust’s chief risk officer. The Board and the Performance Committee also meet periodically with representatives of the Manager to receive reports regarding the management of the Funds, including their investment risks.

—            Compliance with Relevant Laws. To assist this process, the Board meets periodically with the Funds’ chief compliance officer and receives reports regarding the compliance of the Funds and the Manager with the federal securities laws and the Fund’s own compliance policies and procedures.

—            Financial Accounting and Reporting. The Board, either itself or through its committees, meets periodically with officers of the Trust and representatives from the Manager and the auditor of the Funds, to review and consider the financial accounting and reporting of the Funds.

—            All Management activities. In the course of providing oversight, the Board meets periodically with officers of the Trust and representatives from the Manager, and receives a broad range of reports on the Funds’ activities, including regarding each Fund’s investment portfolio.

—            Appointment of the Manager. The Board also reviews the appointment of the Manager at least annually. The basis for the most recent report is set out in the most recent annual accounts of the Funds.

Management Services

The Manager serves as the investment manager of the Funds under a single amended and restated investment advisory agreement dated January 1, 2015, as amended from time to time (the “Advisory Agreement”).

Responsibilities

Under the Advisory Agreement, the Manager manages the investment and reinvestment of the assets of each Fund and generally administers its affairs, subject to oversight by the Board as described above. The Manager also furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Funds and certain administrative services.

Investment Advisory Fee

For these services, the Advisory Agreement provides that each Fund pays the Manager an investment advisory fee. This fee is based on a percentage of the Fund’s average daily net assets and is paid quarterly.

The following table sets out the investment advisory fees paid for each of the Funds during the last three years:

Fund	Investment Advisory Fees Paid (USD)
	Year ending December 31, 2016	Year ending December 31, 2017	Year ending December 31, 2018
The Asia Ex Japan Fund(1)	—	—	—
The EAFE Fund	7,518,163	9,108,847	9,332,949
The EAFE Choice Fund	1,029,761	1,159,935	984,908
The EAFE Pure Fund	607,734	967,251	1,361,993
The Emerging Markets Fund	6,678,011	9,630,373	10,192,194
The Global Alpha Equity Fund	2,826,167	3,986,135	3,760,250
The Global Select Equity Fund(2)	—	439	10,578
The International Concentrated Growth Fund(2)	—	176	130,097
The International Equity Fund	5,873,442	6,751,475	7,023,267
The International Smaller Companies Fund(3)	—	—	171
The Long Term Global Growth Equity Fund	375,509	574,302	943,944
The Positive Change Equity Fund(2)	—	146	18,695
The U.S. Equity Growth Fund(4)	180	3,686	9,771

(1)                The Asia Ex Japan Fund had not yet commenced operations as of the end of the most recently completed fiscal year. This Fund has consequently not paid any advisory fees during any completed fiscal year of the Trust.

(2)                The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund each commenced investment operations on December 14, 2017, and therefore did not pay any advisory fees for any years prior to 2017.

(3)                The International Smaller Companies Fund commenced investment operations on December 19, 2018, and therefore did not pay any advisory fees for any years prior to 2018.

(4)                The U.S. Equity Growth Fund commenced investment operations on December 5, 2016.

22

Baillie Gifford Funds – Statement of Additional Information

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund’s average daily net assets:

Fund	Average Daily Net Assets of the Fund (billions)	Annual Advisory Fee Rate (percentage of the Fund’s average daily net assets)
The Asia Ex Japan Fund	$0-$2 >$2-$5 Above $5	0.55% 0.51% 0.49%
The EAFE Fund	$0-$2 >$2-$5 Above $5	0.35% 0.31% 0.29%
The EAFE Choice Fund	$0-$2 >$2-$5 Above $5	0.35% 0.31% 0.29%
The EAFE Pure Fund	$0-$2 >$2-$5 Above $5	0.35% 0.31% 0.29%
The Emerging Markets Fund	$0-$2 >$2-$5 Above $5	0.55% 0.51% 0.49%
The Global Alpha Equity Fund	$0-$2 >$2-$5 Above $5	0.40% 0.36% 0.34%
The Global Select Equity Fund	$0-$2 >$2-$5 Above $5	0.33% 0.29% 0.27%
The International Concentrated Growth Fund	$0-$2 >$2-$5 Above $5	0.40% 0.36% 0.34%
The International Equity Fund	$0-$2 >$2-$5 Above $5	0.35% 0.31% 0.29%
The International Smaller Companies Fund	All assets	0.58%
The Long Term Global Growth Equity Fund	$0-$2 >$2-$5 Above $5	0.45% 0.41% 0.39%
The Positive Change Equity Fund	$0-$2 >$2-$5 Above $5	0.33% 0.29% 0.27%
The U.S. Equity Growth Fund	$0-$2 >$2-$5 Above $5	0.33% 0.29% 0.27%

Investment Advisory Fee Waiver

In order to limit the expenses of The Asia Ex Japan Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Smaller Companies Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, and The U.S. Equity Growth Fund, the Manager has agreed to waive its fees and/or bear other expenses of each Fund to the extent that the annual expenses (excluding taxes, sub-accounting expenses, and extraordinary expenses) would exceed a certain annual rate of each Fund’s average daily net assets. These waivers are described in the Prospectus under “Fund Management.”

How to Change the Investment Advisory Agreement

The Advisory Agreement may be amended in a manner consistent with the 1940 Act. Amendments to the Advisory Agreement will require shareholder approval, unless (a) the amendments do not increase the compensation of the Manager or otherwise fundamentally alter the relationship of the Trust with the Manager and (b) the amendments are approved by the requisite majority of the Trustees who are not parties to the agreement or interested persons (as defined in the 1940 Act) of any such party.

Term of Manager’s Appointment

The Advisory Agreement will continue in effect for two years from its date of execution. After this two year period, it will continue if its continuance is approved at least annually by:

—            the Board or by vote of a majority of the outstanding voting securities of the relevant Fund; and

—            vote of a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement may be terminated without penalty by:

—            vote of the Board or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days’ written notice; or

—            the Manager upon sixty days’ written notice.

The Advisory Agreement also terminates automatically in the event of its assignment.

Manager Liability

The Advisory Agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Other Clients

The Manager acts as investment adviser to numerous other corporate and fiduciary clients. Certain officers and the interested Trustee of the Trust also serve as officers, directors and Trustees of other investment companies and clients advised by the Manager. These other investment companies and clients sometimes invest in securities in which the Funds also invest. If a Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Board that the desirability of retaining the Manager as adviser for the Funds outweighs the disadvantages, if any, which might result from these practices.

23

Baillie Gifford Funds – Statement of Additional Information

Shareholder Services

Responsibilities

Pursuant to a shareholder servicing agreement, the Manager furnishes certain services to shareholders of Class 2, Class 3, Class 4 and Class 5 of the Funds. Prior to May 1, 2017, such services were also furnished to shareholders of Class 1 of the Funds. Class 1 shares of the Funds are no longer offered under the Prospectus or this SAI.

Fee

For these services, the shareholder servicing agreement provides that each share Class receiving the services pays the Manager a shareholder servicing fee. This fee is based on a fixed percentage of the Fund’s average daily net assets and is paid quarterly.

The following table sets out the shareholder servicing fees paid for each of the Funds which have received these services during the last three years:

Fund	Shareholder Servicing Fees Paid (USD)
	Year ending December 31, 2016	Year ending December 31, 2017	Year ending December 31, 2018
The Asia Ex Japan Fund(1)	—	—	—
The EAFE Fund	2,043,021	2,421,871	2,279,754
The EAFE Choice Fund	496,303	546,554	456,749
The EAFE Pure Fund	295,185	427,073	443,116
The Emerging Markets Fund	482,399	780,765	762,817
The Global Alpha Equity Fund	891,023	1,090,238	940,872
The Global Select Equity Fund(1)	—	—	—
The International Concentrated Growth Fund(1)	—	—	—
The International Equity Fund	2,033,511	2,137,686	1,876,556
The International Smaller Companies Fund(1)	—	—	—
The Long Term Global Growth Equity Fund	110,420	132,970	128,393
The Positive Change Equity Fund(1)	—	—	—
The U.S. Equity Growth Fund(2)	180	894	—

(1)                The Asia Ex Japan Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Smaller Companies Fund, and The Positive Change Equity Fund do not offer any share classes that are subject to shareholder servicing fees. These Funds have consequently not paid any shareholder servicing fees during any completed fiscal year of the Trust.

(2)                The U.S. Equity Growth Fund commenced investment operations on December 5, 2016.The U.S. Equity Growth Fund currently does not offer any share classes that are subject to shareholder servicing fees.

Administration and Supervisory Services

Responsibilities

Pursuant to an administration and supervisory agreement, the Manager is responsible for furnishing certain administration services to Institutional Class and Class K shareholders as well as coordinating, overseeing and supporting services provided to Institutional Class and Class K shareholders by third parties.

Fee

For these services, the administration and supervisory agreement provides that Class K and Institutional Class each pays the Manager an administration and supervisory fee. This fee is based on a fixed percentage of the Fund’s average daily net assets and is paid quarterly.

Class K and Institutional Class shares were first funded in 2017 and therefore no Fund paid administration and supervisory fees for any year prior to 2017. The following table sets out the administration and supervisory fees paid by each of the Funds during the last two years:

	Administration and Supervisory Fees Paid (USD)
Fund	Year ending December 31, 2017	Year ending December 31, 2018
The Asia Ex Japan Fund(1)	—	—
The EAFE Fund	$12	$266
The EAFE Choice Fund	$33	$16,455
The EAFE Pure Fund	$12	$161,838
The Emerging Markets Fund	$62,476	$508,720
The Global Alpha Equity Fund	$34,097	$84,286
The Global Select Equity Fund	$226	$5,450
The International Concentrated Growth Fund	$76	$55,291
The International Equity Fund	$27,499	$432,090
The International Smaller Companies Fund(2)	—	$50
The Long Term Global Growth Equity Fund	$38,821	$138,603
The Positive Change Equity Fund	$75	$9,631
The U.S. Equity Growth Fund	$1,442	$5,034

(1)                The Asia Ex Japan Fund had not yet commenced operations as of the end of the most recently completed fiscal year. This Fund has consequently not paid any administration and supervisory fees during any completed fiscal year of the Trust.

(2)                The International Smaller Companies Fund commenced investment operations on December 19, 2018, and therefore did not pay any administration and supervisory fees for any years prior to 2018.

Investment Decisions by Portfolio Managers

Investment decisions made by the Manager for a Fund are made by teams of portfolio managers organized for that purpose.

Portfolio Manager Conflicts of Interest

In addition to managing the Funds, individual portfolio managers are commonly responsible for managing other registered investment companies, other pooled investment vehicles and/or other accounts. These other types of accounts may have similar investment strategies to the Funds.

24

Baillie Gifford Funds – Statement of Additional Information

For a description of potential conflicts of interest that may arise in connection with the portfolio managers’ management of the Funds and the portfolio managers’ management of other types of accounts please see “Principal Investment Risks—Conflicts of Interest Risk” in the Prospectus.

Other Accounts

The following table shows information regarding other accounts managed by the portfolio managers. The information is provided as of December 31, 2018, except where otherwise noted. As of December 31, 2018, no portfolio manager to a Fund owned beneficially any equity securities of such Fund.

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

The Asia Ex Japan Fund
Ewan Markson-Brown
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	5	1,597	0	0
Other Accounts	5	5,522	1	3,126

Roderick Snell
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	5	1,597	0	0
Other Accounts	5	5,522	1	3,126

The EAFE Fund
James Anderson
Registered Investment Companies	5	20,283	2	19,923
Other Pooled Investment Vehicles	10	14,358	1	9
Other Accounts	99	39,071	8	3,721

Julia Angeles
Registered Investment Companies	4	20,051	2	19,923
Other Pooled Investment Vehicles	9	1,891	1	9
Other Accounts	30	11,551	0	0

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

Lawrence Burns
Registered Investment Companies	4	20,095	2	19,923
Other Pooled Investment Vehicles	6	1,740	1	9
Other Accounts	30	11,584	0	0

Tom Coutts
Registered Investment Companies	3	20,038	2	19,923
Other Pooled Investment Vehicles	6	1,795	1	9
Other Accounts	30	11,688	0	0

Brian Lum
Registered Investment Companies	4	20,039	2	19,923
Other Pooled Investment Vehicles	5	1,712	1	9
Other Accounts	29	11,488	0	0

Kavé Sigaroudinia
Registered Investment Companies	4	20,039	2	19,923
Other Pooled Investment Vehicles	5	1,712	1	9
Other Accounts	29	11,488	0	0

The EAFE Choice Fund
Gerard Callahan
Registered Investment Companies	5	2,961	0	0
Other Pooled Investment Vehicles	2	488	0	0
Other Accounts	43	11,412	1	292

25

Baillie Gifford Funds – Statement of Additional Information

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

Iain Campbell
Registered Investment Companies	5	2,961	0	0
Other Pooled Investment Vehicles	2	218	0	0
Other Accounts	43	11,008	1	292

Sophie Earnshaw
Registered Investment Companies	5	2,961	0	0
Other Pooled Investment Vehicles	2	172	0	0
Other Accounts	38	10,857	1	292

Joe Faraday
Registered Investment Companies	5	2,961	0	0
Other Pooled Investment Vehicles	1	52	0	0
Other Accounts	38	10,857	1	292

Moritz Sitte
Registered Investment Companies	5	2,961	0	0
Other Pooled Investment Vehicles	2	605	0	0
Other Accounts	38	10,857	1	292

The EAFE Pure Fund
Gerard Callahan
Registered Investment Companies	5	2,869	0	0
Other Pooled Investment Vehicles	2	488	0	0
Other Accounts	43	11,412	1	292

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

Iain Campbell
Registered Investment Companies	5	2,869	0	0
Other Pooled Investment Vehicles	2	218	0	0
Other Accounts	43	11,008	1	292

Sophie Earnshaw
Registered Investment Companies	5	2,869	0	0
Other Pooled Investment Vehicles	2	172	0	0
Other Accounts	38	10,857	1	292

Joe Faraday
Registered Investment Companies	5	2,869	0	0
Other Pooled Investment Vehicles	1	52	0	0
Other Accounts	38	10,857	1	292

Mortiz Sitte
Registered Investment Companies	5	2,869	0	0
Other Pooled Investment Vehicles	2	605	0	0
Other Accounts	38	10,857	1	292

The Emerging Markets Fund
Mike Gush
Registered Investment Companies	2	119	1	116
Other Pooled Investment Vehicles	7	1,719	1	15
Other Accounts	11	4,680	0	0

26

Baillie Gifford Funds – Statement of Additional Information

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

Richard Sneller
Registered Investment Companies	1	116	1	116
Other Pooled Investment Vehicles	4	1,331	1	15
Other Accounts	9	4,367	0	0

Andrew Stobart
Registered Investment Companies	6	5,411	1	116
Other Pooled Investment Vehicles	3	1,211	1	15
Other Accounts	44	17,805	5	3,994

The Global Alpha Equity Fund
Spencer Adair
Registered Investment Companies	1	2,310	1	2,310
Other Pooled Investment Vehicles	12	12,939	1	18
Other Accounts	63	26,929	7	9,157

Malcolm MacColl
Registered Investment Companies	1	2,310	1	2,310
Other Pooled Investment Vehicles	12	12,939	1	18
Other Accounts	63	26,929	7	9,157

Charles Plowden
Registered Investment Companies	1	2,310	1	2,310
Other Pooled Investment Vehicles	12	12,939	1	18
Other Accounts	63	26,929	7	9,157

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

The Global Select Equity Fund
Matthew Brett
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	6	5,165	0	0
Other Accounts	7	1,672	2	342

Mike Gush
Registered Investment Companies	2	2,208	1	116
Other Pooled Investment Vehicles	7	1,719	1	15
Other Accounts	11	4,680	0	0

Iain McCombie
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	7	5,281	0	0
Other Accounts	12	2,855	1	288

Stephen Paice
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	5	1,024	0	0
Other Accounts	3	513	0	0

Gary Robinson
Registered Investment Companies	2	1,690	1	1,679
Other Pooled Investment Vehicles	6	2,977	0	0
Other Accounts	5	573	0	0

Zaki Sabir
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	3	388	0	0
Other Accounts	2	313	0	0

27

Baillie Gifford Funds – Statement of Additional Information

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

The International Equity Fund
Donald Farquharson
Registered Investment Companies	4	3,516	0	0
Other Pooled Investment Vehicles	2	992	0	0
Other Accounts	41	18,061	6	4,223

Angus Franklin
Registered Investment Companies	4	3,516	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	35	13,439	5	3,994

Toby Ross
Registered Investment Companies	4	3,516	0	0
Other Pooled Investment Vehicles	4	1,408	0	0
Other Accounts	37	13,548	5	3,994

Andrew Stobart
Registered Investment Companies	6	5,724	1	116
Other Pooled Investment Vehicles	3	1,211	1	15
Other Accounts	44	17,805	5	3,994

Jenny Tabberer
Registered Investment Companies	4	3,516	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	35	13,439	5	3,994

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

Tom Walsh
Registered Investment Companies	4	3,516	0	0
Other Pooled Investment Vehicles	1	553	0	0
Other Accounts	35	13,439	5	3,994

The International Concentrated Growth Fund
James Anderson
Registered Investment Companies	5	22,404	2	19,923
Other Pooled Investment Vehicles	10	14,358	1	9
Other Accounts	99	39,071	8	3,721

Lawrence Burns
Registered Investment Companies	4	22,215	2	19,923
Other Pooled Investment Vehicles	6	1,740	1	9
Other Accounts	30	11,584	0	0

Paulina Sliwinska
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	27	0	0
Other Accounts	1	96	0	0

The International Smaller Companies Fund
Praveen Kumar
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	5,630	0	0
Other Accounts	5	1,359	2	342

28

Baillie Gifford Funds – Statement of Additional Information

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

Brian Lum
Registered Investment Companies	4	22,215	2	19,923
Other Pooled Investment Vehicles	5	1,712	1	9
Other Accounts	29	11,488	0	0

Milena Mileva
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	83	0	0
Other Accounts	1	200	0	0

Steve Vaughan
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	1	824	0	0

The Long Term Global Growth Equity Fund
James Anderson
Registered Investment Companies	5	22,271	2	19,923
Other Pooled Investment Vehicles	10	14,358	1	9
Other Accounts	99	39,071	8	3,721

John MacDougall
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	12,618	0	0
Other Accounts	69	27,487	8	3,721

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

Tom Slater
Registered Investment Companies	2	1,690	1	1,679
Other Pooled Investment Vehicles	7	15,207	0	0
Other Accounts	72	27,747	8	3,721

Mark Urquhart
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	4	12,618	0	0
Other Accounts	69	27,487	8	3,721

The Positive Change Equity Fund
Julia Angeles
Registered Investment Companies	4	22,215	2	19,923
Other Pooled Investment Vehicles	9	1,891	1	9
Other Accounts	30	11,551	0	0

Kate Fox
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	3	175	0	0
Other Accounts	2	887	0	0

Kirsty Gibson
Registered Investment Companies	2	1,690	1	1,679
Other Pooled Investment Vehicles	6	2,764	0	0
Other Accounts	4	322	0	0

29

Baillie Gifford Funds – Statement of Additional Information

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

Lee Qian
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	3	175	0	0
Other Accounts	1	63	0	0

William Sutcliffe
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	6	1,059	0	0
Other Accounts	6	5,584	1	3,126

The U.S. Equity Growth Fund
Kirsty Gibson
Registered Investment Companies	2	1,692	1	1,679
Other Pooled Investment Vehicles	6	2,764	0	0
Other Accounts	4	322	0	0

Gary Robinson
Registered Investment Companies	2	1,682	1	1,679
Other Pooled Investment Vehicles	6	2,977	0	0
Other Accounts	5	573	0	0

Tom Slater
Registered Investment Companies	2	1,868	1	1,679
Other Pooled Investment Vehicles	7	15,207	0	0
Other Accounts	72	27,747	8	3,721

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)

Helen Xiong
Registered Investment Companies	1	1,679	1	1,679
Other Pooled Investment Vehicles	3	2,589	0	0
Other Accounts	3	260	0	0

Proxy Voting

The Trust has delegated to the Manager responsibility for the voting of proxies with respect to voting securities held by the Funds.

Voting Guidelines

The Manager has adopted Global Corporate Governance Principles and Guidelines (the “Guidelines”) to vote proxies related to securities held by the Funds.

The Guidelines are developed and administered by the Corporate Governance Team of the Baillie Gifford Group. This Corporate Governance Team sits alongside the investment teams and is supported by personnel dedicated to the voting of proxies. The head of this Corporate Governance Team jointly reports to an investment partner of Baillie Gifford & Co., the parent of the Manager, and to the senior investment committee of the Investment Management Group of the Baillie Gifford Group.

The Guidelines include principles (the “Principles”) that articulate corporate governance standards relating to:

—            the basic rights and equitable treatment of shareholders;

—            the role of stakeholders (as established by law);

—            disclosure and transparency on material matters; and

—            the responsibilities and accountability of the Trustees.

The Principles are based upon the principles developed by the Organisation for Economic Co-operation and Development, which the Manager believes are appropriate for most markets.

The Manager recognizes that given the range of markets in which the Funds invest, one set of standards is unlikely to be appropriate. The Guidelines consequently include as appendices detailed corporate governance standards for the U.K. and Japan and may include overseas corporate governance codes, where these are available and appropriate.

The Guidelines also include some “best practice” guidelines as to voting on specific issues.

Pragmatic & Flexible Approach

The Manager recognizes that companies within particular markets operate under significantly differing conditions and for this reason it does not apply any of the principles, practices or standards included in the Guidelines rigidly.

30

Baillie Gifford Funds – Statement of Additional Information

The Manager applies the Guidelines with care, giving due consideration to the specific circumstances of individual companies. In this way it takes a pragmatic and flexible approach to corporate governance, consistent with its overriding aim of looking after the long term financial interests of its clients, including the Funds.

In evaluating each proxy, the Corporate Governance Team follows the Guidelines, while also considering third party analysis, the Manager’s and its affiliates own research and discussions with company management.

If a proxy involves a non-routine matter, the Corporate Governance Team will also consult with the appropriate investment team regarding the proposed vote.

The Manager may elect not to vote on certain proxies. While the Manager endeavors to vote a Fund’s shares in all markets, it may be difficult to vote in some overseas markets because of costly trading restrictions. For example, in the French and Italian markets, shares are “blocked”, which means that the Manager is unable to direct selling should it so desire, from the time that it votes until the close of the company meeting. The Manager will therefore only vote in these markets where it views the benefits of voting clients’ shares, such as with respect to a merger or acquisition, as exceeding the risks involved.

Conflicts of Interest

The Manager recognizes the importance of managing potential conflicts of interest that may exist when voting a proxy solicited by a company with whom the Baillie Gifford Group has a material business or personal relationship. The Corporate Governance Team of the Baillie Gifford Group is responsible for monitoring possible material conflicts of interest with respect to proxy voting.

In most instances, applying the Guidelines to vote proxies will adequately address any possible conflicts of interest.

However, as noted above, the Manager does not rigidly apply the Guidelines and proxies may relate to matters not specifically addressed in the Guidelines. For proxy votes that involve a potential conflict of interest, that are inconsistent with (or not covered by) the Guidelines but that are consistent with management’s recommendation, the Management Committee of the Baillie Gifford Group, which comprises five senior Baillie Gifford & Co. partners, will review the voting rationale, consider whether business relationships between Baillie Gifford Group and the company have influenced the proposed inconsistent vote and decide the course of action to be taken in the best interests of clients.

Further Information

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by:

—            calling toll-free, 1-844-394-6127; or

—            by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Investment Process

Best Execution

In placing orders for the purchase and sale of portfolio securities for the Funds, the Manager seeks to obtain the best price and execution.

Use of Brokers or Dealers for Unlisted Investments

The use of brokers or dealers for unlisted investments is based on the most favorable price which can be obtained for the Funds.

Transactions in unlisted securities are carried out directly with company management when they are issuing primary equity. On occasion investment banks can be engaged as advisers in the trade but the monies are generally paid direct to the company. If, in the judgment of the Manager, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers, the trading desk will direct the trade through broker-dealers who make the primary market for such securities.

Selection of Brokers or Dealers

Broker selection for trading is determined entirely by the requirement to achieve best execution for the Funds.

The Manager selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The Manager will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

Execution only approach

The Manager pays execution-only commission rates and does not pay “bundled” fees for brokerage and research. The Manager assumes full responsibility for payment for non-execution services from brokers, such as reports on economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with analysts and specialists. The receipt of such services does not factor in the selection of brokers.

Foreign Currency Transactions – Custodians

Although the Manager executes certain foreign currency transactions internally through its foreign currency trading desk, the Manager may determine that:

—            certain transactions may not be most efficiently executed by its trading desk. Such transactions may be administered by a third party such as the Fund’s custodian. Such transactions tend to be in smaller amounts (for example, income repatriation), and such transactions may be executed by

31

Baillie Gifford Funds – Statement of Additional Information

such third parties in accordance with standing instructions received from the Manager; or

—            due to local market regulations, responsibility has to pass to the client’s custodian for execution under standing instruction.

Also, income received into the portfolios will automatically be swept into U.S. dollars by means of standing instruction foreign exchange carried out by the custodian.

Given the nature of such transactions and the general size of the markets, the Manager has limited ability to analyze or review the specific details and efficiency of trading in these amounts.

Directed Brokerage Transactions

During the fiscal year ended December 31, 2018, no Fund directed brokerage transactions.

Brokerage Commissions

As mentioned above, the Manager pays execution-only commission rates for trading. The Manager believes this helps to mitigate any potential conflicts of interest that might arise from the purchase of two sets of services paid out of the Funds’ dealing commission.

Research services permitted to be paid from client dealing commissions under Section 28(e) (the “safe harbor”) of the Exchange Act are now paid for directly by the Manager under separate agreements with brokers.

The following table sets out the brokerage commission fees paid for each of the Funds during the last three years:

Fund	Brokerage Commission Fees Paid (USD)
	Year ending December 31, 2016	Year ending December 31, 2017	Year ending December 31, 2018
The Asia Ex Japan Fund(1)	0	0	0
The EAFE Fund	393,724	336,404	443,460
The EAFE Choice Fund	61,474	64,320	70,027
The EAFE Pure Fund	24,348	60,516	95,861
The Emerging Markets Fund	539,911	933,767	723,949
The Global Alpha Equity Fund	144,749	203,442	237,046
The Global Select Equity Fund(2)	0	591	332
The International Concentrated Growth Fund(2)	0	195	24,012
The International Equity Fund	199,453	240,890	564,451
The International Smaller Companies Fund(3)	0	0	164
The Long Term Global Growth Equity Fund	11,946	23,775	39,264
The Positive Change Equity Fund(2)	0	217	2,837
The U.S. Equity G rowth Fund(4)	215	136	3,107

(1)                The Asia Ex Japan Fund had not yet commenced operations as of the end of the most recently completed fiscal year. Therefore, this Fund has not paid any brokerage commissions during any completed fiscal year of the Trust.

(2)                The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund each commenced investment operations on December 14, 2017, and therefore did not pay any brokerage commissions for any years prior to 2017.

(3)                The International Smaller Companies Fund commenced investment operations on December 19, 2018, and therefore did not pay any brokerage commissions for any years prior to 2018.

(4)                The U.S. Equity Growth Fund commenced investment operations on December 5, 2016.

Any material changes in brokerage commissions shown in the table above are the result of changes in portfolio turnover for the relevant Fund.

Affiliated Broker-Dealers

No Fund paid brokerage commissions to affiliated broker/dealers for the fiscal years ended December 31, 2016, 2017, and 2018.

Regular Broker or Dealer

During the fiscal year ended December 31, 2018, The International Equity Fund acquired securities issued by Credit Suisse, a regular broker or dealer or a parent company of a regular broker or dealer of The International Equity Fund. The aggregate value of the securities of Credit Suisse held as of the fiscal year ended December 31, 2018 was $16,741,872.

During the fiscal year ended December 31, 2018, The Global Alpha Equity Fund held securities issued by Jefferies Financial Group Inc., a regular broker or dealer or a parent company of a regular broker or dealer of The Global Alpha Equity Fund. The aggregate value of the securities of Jefferies Financial Group Inc. held as of the fiscal year ended December 31, 2018 was $4,468,829.

Portfolio Turnover

The buying and selling of the securities held by a Fund is known as ‘portfolio turnover’. Higher portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to individual shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses), and may adversely impact a Fund’s after-tax returns. See the ‘Tax’ section below.

Portfolio turnover rates for each Fund for which financial highlights are available are provided under “Financial Highlights” in the Prospectus. For the fiscal year ended December 31, 2018, the U.S. Equity Growth Fund experienced an increase in portfolio turnover compared to the previous period due to a large in-flow into the Fund followed by a large out-flow from the Fund within a short period of time .

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Baillie Gifford Funds – Statement of Additional Information

Payments to Financial Intermediaries

It is expected that Institutional Class shares of the Funds will make payments, or reimburse the Manager or its affiliates for payments it makes, to financial intermediaries (“Financial Intermediaries”) that provide certain administrative, recordkeeping, and account maintenance services to beneficial owners of Fund shares. The amount of such payments and/or reimbursement is currently capped by resolution of the Board. The amount of such payments and/or reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically. The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

Financial Intermediaries are firms that sell shares of mutual funds, including the Funds, for compensation and/or provide certain administrative and account maintenance services to mutual fund investors. Financial Intermediaries may include, among others, brokers, financial planners or advisers, banks, and insurance companies.

In some cases, a Financial Intermediary may hold its clients’ Fund shares in nominee name. Shareholder services provided by a Financial Intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by a Fund or the Manager or its affiliates to a Financial Intermediary is typically paid continually over time, during the period when the Financial Intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by the Fund or the Manager or its affiliates to different Financial Intermediaries for shareholder services varies. The compensation is typically a percentage of the value of the Financial Intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the Financial Intermediary.

If payments to Financial Intermediaries by a mutual fund, distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial adviser and the Financial Intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by BGFS and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your Financial Intermediary at the time of purchase.

If you are purchasing, selling, exchanging or holding Fund shares through a program of services offered by a Financial Intermediary, you may be required by the Financial Intermediary to pay additional fees. You should contact the Financial Intermediary for information concerning what additional fees, if any, may be charged.

BGFS, the Manager and/or their affiliates may make payments to Financial Intermediaries for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the Funds. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The total amount of these payments may be substantial, may be substantial to any given recipient, and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between BGFS, the Manager and/or their affiliates, and the recipients of these payments.

Revenue sharing payments create an incentive for a Financial Intermediary or its employees or associated persons to recommend or sell shares of a Fund to you. Contact your Financial Intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments by the fund under the shareholder services and distribution plan or for recordkeeping and/or shareholder services, also benefit the Manager, BGFS and their affiliates to the extent the payments result in more assets being invested in the Fund on which fees are being charged.

Other Services

In relation to Classes 2-5, the Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement (the “Shareholder Servicing Agreement”) with the Manager, under which the Manager has agreed to act as shareholder servicer for the Funds. In relation to Class K and Institutional Class shares, the Trust, on behalf of the Funds, has entered into an Administration and Supervisory Agreement (the “Administration and Supervisory Agreement”) with the Manager, under which the Manager has agreed to provide certain administration and supervisory services for the Funds.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Shareholder Service Plan”) in relation to Classes 2-5. The Shareholder Service Fees collected by the Manager (as described in the Prospectus under “Shares—Restrictions on Buying Shares”) are for services that are not primarily intended to result in the sale of Fund shares. The Trust has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Administration, Supervisory and Sub-Accounting Services Plan” and together with the Shareholder Service Plan, the “Plans”) with respect to Class K and Institutional Class Shares of the Funds. Like the Shareholder Service Fees, the Administration and Supervisory Fees collected by the Manager (as described in the Prospectus under “Shares—Restrictions on Buying Shares”) are for services that are not primarily intended to result in the sale of Fund shares.

The Board has adopted the Plans to allow the Funds, the Manager and its affiliates, including BGFS, to incur certain

33

Baillie Gifford Funds – Statement of Additional Information

expenses that might be considered indirect payments by the Funds for distribution of Fund shares. Under the Plans, if the payment of fees to the Manager, or other payments made by Institutional Class shares of the Funds to Financial Intermediaries for recordkeeping, sub-accounting, sub-transfer agency or other services, should be deemed to constitute indirect financing by the Trust of the distribution of Fund shares, such payments are authorized by the applicable Plan. However, no distribution payments under Rule 12b-1 have been authorized by the Board as of the date of this SAI, and no distribution fees under Rule 12b-1 are currently payable under the Plans. If the Board authorizes distribution payments under Rule 12b-1 in the future for any class of shares, the Manager or another service provider might collect distribution fees under Rule 12b-1. This would also require the Trust’s Prospectus to be updated to reflect such additional fees.

The Manager and BGFS, directly or through an affiliate, may use its fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of the Funds. In addition, the Manager and BGFS may use their respective resources, including fee revenues, to make payments to third parties that provide assistance in selling the Fund’s shares or to Financial Intermediaries that render recordkeeping, sub-accounting sub-transfer agency and other services, as described in greater detail above under “Payments to Financial Intermediaries.”

The Plans have been approved by the Board in accordance with Rule 12b-1. As required by Rule 12b-1, the Board carefully considered all pertinent factors relating to the implementation of each Plan prior to its approval and determined that there is a reasonable likelihood that each Plan will benefit the Funds and its shareholders.

In accordance with the requirements of Rule 12b-1, the Manager provides quarterly reporting to the Board of Trustees regarding all payments made by the Funds directly to Financial Intermediaries and to the Manager under the Shareholder Servicing Agreement and the Administration and Supervisory Agreement, including reporting of the purposes for which such payments were made. To the extent that a Plan gives the Manager or its affiliates greater flexibility in connection with the distribution of shares of the Fund, additional sales of the Funds’ shares may result.

Compensation

The portfolio managers’ compensation arrangements within the Manager vary depending upon whether the individual is an employee or partner of Baillie Gifford & Co.

Employees of Baillie Gifford & Co.

A portfolio manager’s compensation generally consists of:

—            base salary;

—            a company-wide all staff bonus;

—            a performance related bonus; and

—            the standard retirement benefits and health and welfare benefits available to all Baillie Gifford & Co. employees.

A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses, and is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager’s performance related bonus is determined by team and individual performance. Team performance will generally be measured on investment performance over a three, four or five year basis and is based on performance targets that are set and reviewed annually by the Chief of Investment Staff. Individual performance will be determined by the individual’s line manager at the annual appraisal at which staff are assessed against key competencies and pre-agreed objectives. The bonus is paid on an annual basis.

A proportion of the performance related bonus is mandatorily deferred. Currently recipients defer between 20% and 40% of their performance related bonus. Awards will be deferred over a period of three years and will be invested in a range of funds managed by the Baillie Gifford Group.

Partners of Baillie Gifford & Co.

Richard Sneller, James Anderson, Charles Plowden, Angus Franklin, Kavé Sigaroudinia, William Sutcliffe, Malcolm MacColl, Spencer Adair, Gerard Callahan, Mark Urquhart, Tom Slater, Tom Coutts, Iain McCombie, Matthew Brett, John MacDougall and Donald Farquharson are partners of Baillie Gifford & Co. With effect from May 1, 2019, Gary Robinson will be a partner of Baillie Gifford & Co.

The remuneration of Baillie Gifford & Co. partners comprises Baillie Gifford & Co. partnership profits, which are distributed as:

—            base salary; and

—            a share of the partnership profits.

The profit share is calculated as a percentage of total partnership profits based on seniority and role within Baillie Gifford & Co. The basis for the profit share is detailed in the Baillie Gifford & Co. Partnership Agreement.

The main staff benefits such as pension schemes are not available to partners and therefore partners provide for benefits from their own personal funds.

Partners in their first few years additionally receive a bonus. The bonuses are calculated in the same way as those for staff but exclude the deferred element. A proportion of the bonus paid will be retained to be used to buy capital shares in the partnership.

34

Baillie Gifford Funds – Statement of Additional Information

Other Key Service Providers

Administrator – BNYM

The Bank of New York Mellon of 225 Liberty Street, New York, NY, 10286 (“BNYM”), serves as the Funds’ administrator pursuant to a Fund Administration and Accounting Agreement between the Trust, on behalf of the Fund, and BNYM.

The fees for the last three fiscal years are as follows:

	Administration Fees Paid (USD)
Fund	Year ending December 31, 2016	Year ending December 31, 2017	Year ending December 31, 2018
The Asia Ex Japan Fund(1)	—	—	—
The EAFE Fund	992,451	1,241,042	1,244,285
The EAFE Choice Fund	187,931	189,861	160,874
The EAFE Pure Fund	114,062	170,447	211,909
The Emerging Markets Fund	625,031	830,519	842,119
The Global Alpha Equity Fund	376,137	494,862	455,685
The Global Select Equity Fund(2)	—	10	66,320
The International Concentrated Growth Fund(2)	—	5	62,061
The International Equity Fund	802,090	917,143	927,808
The International Smaller Companies Fund(3)	—	—	1,479
The Long Term Global Growth Equity Fund	76,617	91,327	117,595
The Positive Change Equity Fund(2)	—	5	62,088
The U.S. Equity Growth Fund(4)	126	34,535	75,332

(1)                The Asia Ex Japan Fund had not yet commenced operations as of the end of the most recently completed fiscal year and therefore has not paid any administration fees during any completed fiscal year of the Trust.

(2)                The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund each commenced investment operations on December 14, 2017, and therefore did not pay any administration fees for any years prior to 2017.

(3)                The International Smaller Companies Fund commenced investment operations on December 19, 2018, and therefore did not pay any administration fees for any years prior to 2018.

(4)                The U.S. Equity Growth Fund commenced investment operations on December 5, 2016.

The fees noted above were accrued for the fiscal period indicated, but may have been paid after the end of such fiscal period.

Custodian – BNYM

BNYM is also the Trust’s custodian. As such, BNYM or sub-custodians acting at its direction hold in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, are the registered owners of securities held in book entry form belonging to the Funds.

Upon instruction, BNYM or such sub-custodians receive and deliver cash and securities of the Funds in connection with Fund transactions and collect all dividends and other distributions made with respect to Fund portfolio securities.

Transfer Agent – BNY Mellon Investment Servicing (U.S.) Inc.

BNY Mellon Investment Servicing (U.S.) Inc., of 4400 Computer Drive, Westborough, MA 01581, serves as the Trust’s transfer agent, registrar and dividend disbursing agent.

Independent Registered Public Accounting Firm – Cohen & Company, Ltd.

Cohen & Company, Ltd., serves as independent registered public accounting firm to the Trust and conducts an annual audit of the financial statements of each operational Fund and provides other audit related and tax services. The principal business address of Cohen & Company, Ltd. is 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115.

Underwriter – BGFS

Baillie Gifford Funds Services LLC, of One Greenside Row, Calton Square, Edinburgh EH1 3AN, United Kingdom, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

The Trust has entered into a distribution agreement with BGFS. BGFS offers and sells shares to investors as agent of each Fund either directly or through brokers, dealers and other financial institutions which enter into selling agreements with BGFS, and/or the Trust. The distribution agreement provides that BGFS will use all reasonable best efforts in connection with the distribution of shares of the Funds. The Funds’ shares will be offered on a continuous basis.

The Funds did not pay BGFS any underwriting commissions or other compensation during the Funds’ last three fiscal years.

Trust Legal Counsel – Ropes & Gray LLP

Ropes & Gray LLP, of Prudential Tower, 800 Boylston Street, Boston, MA 02199, is legal counsel to the Trust.

Independent Trustee Legal Counsel – Vedder Price P.C.

Vedder Price P.C., of 222 North LaSalle Street, Chicago, IL, 60601, is legal counsel to the independent trustees.

35

Baillie Gifford Funds – Statement of Additional Information

Shareholders

Principal Holders of Securities

A shareholder will be considered a “principal holder” of shares if that shareholder owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares. The principal holders as of March 31, 2019 are listed in the table below. Each principal holder owns of record and beneficially, except as otherwise indicated.

The Trust believes that no other person or group owns of record or beneficially 5% or more of the shares of any class of a Fund. The Asia Ex Japan Fund had not commenced operations as of March 31, 2019 and therefore did not have any principal holders.

Investor	Investor Address	Percentage Ownership of Class
The EAFE Fund
Baillie Gifford International LLC – Class K	780 Third Ave, 47th Floor, New York, NY 10017-2024	100.00%
Teachers’ Retirement System of the State of Kentucky – Class 5	479 Versailles Road, Frankfort, KY 40601-3800	100.00%
Pershing LLC – Institutional Class*	One Pershing Plaza, Jersey City, NJ 07399	69.97%
City of Jacksonville Retirement System – Class 4	117 West Duval Street, Suite 330, Jacksonville, FL 32202	51.49%
Jacksonville Police and Fire Pension Fund – Class 4	One West Adams Street, Suite 100, Jacksonville, FL 32202	48.51%
Presbyterian Healthcare Services – Class 3	9521 San Mateo Blvd NE, Albuquerque, NM, 87113-2237	32.74%
Aerospace Employees’ Retirement Plan – Class 3	2310 E. El Segundo Blvd, MI/361, El Segundo, CA 90245-4609	28.14%
National Financial Services LLC – Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	27.22%
Iowa Peace Officers Retirement, Accident and Disability System – Class 3	State Capitol Building, Room 114, Des Moines, IA 50319	27.02%
The McKnight Foundation – Class 2	710 S Second St, STE 400, Minneapolis, MN 55401	11.64%
Iowa Judicial Retirement System – Class 3	State Capitol Building, Room 114,Des Moines, IA 50319	10.83%
The Carle Foundation – Class 2	The Carle Foundation Hospital, 611 W. Park St., Urbana, IL, 61801-2595	8.36%
Northwell Health Inc – Class 2	972 Brush Hollow Road, Westbury, NY, 11590	8.31%
SunTrust as Trustee for Piedmont Hospital – Class 2	303 Peachtree Street, Suite 1400, Mail Code GA_Atl-3133, Atlanta, GA 30303	8.00%
Anadarko Petroleum Corporation Master Trust – Class 2	1201 Lake Robbins Drive, 29th Floor The Woodlands, TX 77380	7.65%

Investor	Investor Address	Percentage Ownership of Class
The Lynde & Harry Bradley Foundation, Inc – Class 2	1241 North Franklin Place, Milwaukee, WI 53202	7.57%
Prince George’s County Police Pension Plan – Class 2	1400 McCormick Dr. Ste 110, Largo, MD 20774-5313	7.00%
Saint Louis University – Class 2	3545 Lindell Blvd, 3rd Floor, Saint Louis, MO 63103	6.31%
University of South Florida Foundation – Class 2	4202 E. Fowler Avenue, ALC-100, Tampa, FL 33620	5.30%
Christus Health Cash Balance Trust – Class 2	919 Hidden Ridge 5th FL., Irving, TX 75038-3813	5.22%

Investor	Investor Address	Percentage Ownership of Class
The EAFE Choice Fund
Capinco c/o US Bank – Class K*	1555 N. Rivercenter Drive STE. 302, Milwaukee, WI 53212	86.13%
Charles Schwab & Co Inc Special Custody A/C FBO Customers – Institutional Class*	211 Main Street San Francisco CA 94105	67.91%
National Financial Services LLC – Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	31.24%
Lexington-Fayette Urban County Government PFRF – Class 2	200 East Main Street, Lexington, KY, 40503	24.84%
The National Magazine Pension Scheme – Class 2	72 Broadwick Street, London, WIF 9EP	19.36%
Northern Trust as Trustee FBO NiSource Inc Master Retirement Trust – Class 2	801 S Canal, Chicago, IL, 60675	18.53%
Beacon Health System Inc – Class 2	600 East Boulevard, Elkhart IN 46514	13.34%
Macalester College – Class 2	1600 Grand Ave, St Paul, MN, 55105-1899	12.31%
Wilshire Solutions Funds Trust – Class 2	210 Sixth Avenue, Suite 3720, Pittsburgh, PA, 15222	9.16%
SEI Private Trust Company – Class K*	One Freedom Valley Drive Oaks, PA 19456	6.76%
Mitra & Co c/o Reliance Trust Company – Class K*	480 Pilgrim Way, Suite 1000, Green Bay, WI 54304-5280	6.37%

Investor	Investor Address	Percentage Ownership of Class
The EAFE Pure Fund
El Paso Firemen & Policemen’s Pension Fund – Class 3	909 East San Antonio Ave, El Paso, TX 79901-2523	100.00%

36

Baillie Gifford Funds – Statement of Additional Information

Investor	Investor Address	Percentage Ownership of Class
Charles Schwab & Co Inc Special Custody A/C FBO Customers – Institutional Class*	211 Main Street San Francisco CA 94105	99.74%
Howard County Master Trust – Class K	3430 Court House Drive, Ellicott City, MD 21043-4300	41.56%
US Army Non-Appropriated Fund Employee Retirement Plan Trust – Class 2	2455 Reynolds Road, Fort Sam, Houston, TX 78234	33.95%
PeaceHealth – Class K	1115 SE 164th Ave, Vancouver, WA 98683-9324	32.17%
McAuley Portfolio Management Co. – Class 2	14528 S Outer Forty Rd, Suite 100, Chesterfield, MO, 63017-5743	28.08%
Maryland 529 FBO Maryland Prepaid College Trust – Class 2	217 E. Redwood Street, Suite 1350, Baltimore, MD, 21202-3314	21.45%
Arizona Pipe Trades DB Plan – Class K	3121 North 24th Street, Phoenix, AZ 85016-7313	18.79%
Eversource Energy Service Company for and on behalf of the Eversource Retirees Benefit Trust – Class 2	107 Selden St, Berlin, CT, 06037	16.51%

Investor	Investor Address	Percentage Ownership of Class
The Emerging Markets Fund
Sacramento County Employees Retirement System – Class 3	980 9th Street, Suite 1900, Sacramento, CA, 95814-2739	62.16%
Board of Trustees for the Maryland State Retirement and Pension System – Class 5	120 E Baltimore Street, 16th Floor, Baltimore, MD 21202-6703	62.11%
Baylor College of Medicine – Class 2	2 Greenway Plaza, Suite 924, Houston, TX 77046	40.97%
National Financial Services LLC – Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	40.28%
City of Austin Employees Retirement System – Class 3	418 E Highland Mall BLVD, Austin TX 78752	37.84%
LPL Financial (FBO) Customer Accounts – Institutional Class*	ATTN Mutual Fund Operations, PO Box 509046, San Diego, CA 92150-9046	34.03%
Fresno County Employees Retirement Association – Class K	7772 N Palm Ave, Fresno CA 93711-5734	27.72%
City of Hope – Class 2	1500 E. Duarte Road, Duarte, CA 91010-3000	24.66%
Beckman Research Institute of The City of Hope – Class 2	1450 E. Duarte Road, Duarte, CA 91010-3008	20.81%
SEI Private Trust Company – Class K*	One Freedom Valley Drive Oaks, PA 19456	16.76%

Investor	Investor Address	Percentage Ownership of Class
State Street Bank and Trust Co FBO Angeles Global Equity Opportunities Fund – Class K	429 Santa Monica Blvd. Ste 650 Santa Monica CA 90401-3437	16.68%
Charles Schwab & Co Inc Special Custody A/C FBO Customers – Institutional Class*	211 Main Street San Francisco CA 94105	14.14%
City of Hope National Medical Center – Class 2	1500 E Duarte Road, Duarte, CA 91010-3000	13.54%
FedEx Corporation Employees’ Pension Trust – Class 5	942 S Shady Grove Road, Memphis, TN, 38120-4117	11.62%
AT&T Services Inc SBC Master Pension Trust – Class 5	208 S Akard Street 27th Floor, Dallas TX 75202	10.93%
PeaceHealth – Class K	1115 SE 164th Ave, Vancouver, WA 98683-9324	9.41%
The Rockefeller Foundation – Class K	420 Fifth Avenue, New York, NY 10018	8.88%
Mac & Co – Institutional Class*	500 Grant Street, Rm 151-1010, Pittsburgh, PA 15258	7.42%
The Salvation Army – Class 5	1424 Northeast Expressway, Atlanta, GA, 30329	6.68%
Fire and Police Pension Association of Colorado – Class 5	5290 DTC Parkway, Suite 100, Greenwood Village, CO 80111	5.70%

Investor	Investor Address	Percentage Ownership of Class
The Global Alpha Equity Fund
Baillie Gifford International LLC – Institutional Class	780 Third Ave, 47th Floor, New York, NY 10017-2024	100.00%
Textron Inc Master Trust – Class 4	40 Westminster St, Providence, RI 02903	100.00%
Linde Pension Plan Trust – Class K	200 Somerset Corporate Blvd, Suite 7000, Bridgewater, NJ 08807-2882	41.42%
Scripps Health – Class 3	10140 Campus Point DR CPA 345, San Diego, CA 92121-1520	29.58%
SSM Health Care Portfolio – Class 3	10101 Woodfield Lane, Saint Louis MO 63132	29.17%
Great-West Trust Company LLC TTEE F Linde Savings and Investment Plan – Class K	8525 E. Orchard Rd. Greenwood Village CO 80111	29.17%
University Hospitals Health System, Inc Retirement Plan – Class 2	3605 Warrensville Center Rd. Shaker Heights, OH 44122	26.02%
Great-West Trust Company LLC TTEE F Messer Retirement Savings Plan – Class K	8525 E. Orchard Rd. Greenwood Village CO 80111	23.74%

37

Baillie Gifford Funds – Statement of Additional Information

Investor	Investor Address	Percentage Ownership of Class
Meristem Global Equity Fund LLC – Class 2	601 Carlson Parkway Suite 800, Minnetonka, MN 55305-5229	22.34%
Freeport Minerals Corporation Defined Benefit Master Trust – Class 3	333 North Central Avenue, Phoenix, AZ 85004	21.70%
Northwest Area Foundation – Class 2	60 Plato Boulevard East, St Paul, MN 55107	21.52%
State Street Bank & Trust Company as Trustee for Hallmark Cards, Incorporated Master Trust – Class 2	One Lincoln Street, Boston, MA 02111-2900	20.20%
Promedica Health System – Class 3	Steam Plant 2nd Floor, Mail Stop Code MSC S29777, 100 Madison Avenue, Toledo OH 43604	19.55%
University Hospitals Health System, Inc – Class 2	3605 Warrensville Center Rd. Shaker Heights, OH 44122	9.90%
Band & Co c/o US Bank – Class K*	1555 N Rivercenter Drive, STE 302, Milwaukee, WI 53212	5.65%

Investor	Investor Address	Percentage Ownership of Class
The Global Select Equity Fund
Baillie Gifford International LLC – Institutional Class	780 Third Ave, 47th Floor, New York, NY 10017-2024	100.00%
Baillie Gifford International LLC – Class K	780 Third Ave, 47th Floor, New York, NY 10017-2024	100.00%

Investor	Investor Address	Percentage Ownership of Class
The International Concentrated Growth Fund
The Master Pension Trust of CSX Corporation and Affiliated Companies – Class K	500 Water Street C110, Jacksonville, FL 32202	99.21%
Baillie Gifford International LLC – Institutional Class	780 Third Ave, 47th Floor, New York, NY 10017-2024	91.98%

Investor	Investor Address	Percentage Ownership of Class
The International Equity Fund
Sysco Corporation Retirement Plan – Class 5	1390 Enclave Parkway, Houston, TX 77077	100.00%
Charles Schwab & Co Inc Special Custody A/C FBO Customers – Institutional Class*	211 Main Street San Francisco CA 94105	68.34%
Ameren Master Retirement Trust – Class 4	607 East Adams Street, Springfield, IL 62739-1000	50.96%

Investor	Investor Address	Percentage Ownership of Class
City of Phoenix Public Employees Retirement Plan – Class 4	200 W Washington, 10th Floor, Phoenix, AZ 85003	38.86%
National Financial Services LLC – Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	31.63%
SEI Private Trust Company – Class K*	One Freedom Valley Drive Oaks, PA 19456	26.04%
Commander Navy Installations Command Retirement Trust – Class 3	7800 Third Avenue, Building 457, Millington, TN, 38055	20.61%
Retirement System of Allegheny County – Class 2	Room 106, County Office Building, 542 Forbes Avenue, Pittsburgh, PA 15219	19.64%
CAPINCO c/o US Bank – Class K*	1555 N Rivercenter Drive, STE 302, Milwaukee, WI 53212	19.29%
Northern Trust Co Custodian – Class K*	50 S. Lasalle Street, Chicago, IL 60675	18.99%
Trust Fund for Pinnacle West Corporation – Class 2	400 N Fifth Street, Phoenix, AZ 85004	18.05%
Massachusetts Port Authority Employees Retirement System – Class K	One Harborside Drive, STE 200S, East Boston, MA 02128-2909	17.06%
VOYA Retirement Plan – Class 3	5780 Powers Ferry Road, N.W. Atlanta, GA 30327	15.32%
Employees’ Retirement Plan of the National Education Association – Class 3	Suite 210, 1201 16th Street NW, Washington DC, 20036	14.86%
Northern Trust Co Custodian FBO Covenant Health – Class K	50 S. Lasalle Street, Chicago, IL 60675	13.34%
Georgia Tech Foundation Inc – Class 2	760 Spring Street NW, Suite 400, Atlanta, GA, 30308	12.93%
American Family Insurance Group Master Retirement Trust – Class 3	25 W Main Street, STE 401, Madison, WI, 53703-4298	12.86%
Cargill Inc – Class 3	9350 Excelsior Blvd, MS # 15-4-9350, Hopkins, MN 55343	12.55%
Charles Stewart Mott Foundation – Class 2	201 West Big Beaver Road, Suite 900, Troy, MI, 48084	12.13%
Washington Gas Light Company – Class 2	101 Constitution Avenue NW, Washington DC, 20080	11.31%
Leonard & Beryl Buck Foundation – Class 2	2001 N. Main St., STE 600, Walnut Creek, CA 94596-7264	10.99%
Ameren Health and Welfare Trust – Class 4	300 Liberty Street, Peoria, IL 61602-1404	10.18%
North Slope Borough – Class 2	PO Box 69, Barrow AK 99723	7.50%
The Colorado Trust – Class 2	1600 Sherman St, Denver CO 80203	7.44%

38

Baillie Gifford Funds – Statement of Additional Information

Investor	Investor Address	Percentage Ownership of Class
The International Smaller Companies Fund
Baillie Gifford International LLC – Institutional Class	780 Third Ave, 47th Floor, New York, NY 10017-2024	100.00%
Baillie Gifford International LLC – Class K	780 Third Ave, 47th Floor, New York, NY 10017-2024	100.00%

Investor	Investor Address	Percentage Ownership of Class
The Long Term Global Growth Equity Fund
Nissan Employee Retirement Plan – Class 5	One Nissan Way, Franklin, TN, 37067-6367	100.00%
National Financial Services LLC – Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	93.01%
The Salvation Army – Class K	1424 Northeast Expressway, Atlanta, GA, 30329-2088	78.26%
Longwood Foundation Inc – Class 2	100 West 10th Street, Suite 1109, Wilmington, DE 19801	69.38%
HRK Investments LLP – Class 2	345 St Peter Street, St Paul, MN, 55102-1211	29.95%
University Health Inc. – Class K	1350 Walton Way, Augusta, GA 30901-2612	21.67%
Charles Schwab & Co Inc Special Custody A/C FBO Customers – Institutional Class*	211 Main Street San Francisco CA 94105	6.97%

Investor	Investor Address	Percentage Ownership of Class
The Positive Change Equity Fund
UBS WM USA Omni Account – Institutional Class*	ATTN Department Manager, 1000 Harbor Boulevard, 5th Floor, Weehawken, NJ 07086	91.14%
Naidot & Co – Class K*	c/o Bessemer Trust Co, 100 Woodbridge Center Drive, Woodbridge, NJ 07095	89.62%
Baillie Gifford International LLC – Class K	780 Third Ave, 47th Floor, New York, NY 10017-2024	10.02%
Baillie Gifford International LLC – Institutional Class	780 Third Ave, 47th Floor, New York, NY 10017-2024	6.64%

Investor	Investor Address	Percentage Ownership of Class
The U.S. Equity Growth Fund
National Financial Services LLC – Institutional Class*	499 Washington Blvd, 4th Floor, Jersey City, NJ 07310	99.64%
Daytona Beach Police & Fire Retirement System – Class K	2503 Del Prado Blvd S Ste 502, Cape Coral FL 33904-5709	83.63%
Baillie Gifford International LLC – Class K	780 Third Ave, 47th Floor, New York, NY 10017-2024	13.78%

*                    The named record owner is believed to hold shares of-record only.

Control Persons

A controlling person’s vote could have a more significant effect on matters presented to shareholders of a Fund for approval than the vote of other shareholders of such Fund.

As of March 31, 2019, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. The Trust does not have knowledge in every case as to whether all or any portion of shares owned of-record are also owned beneficially. The Asia Ex Japan Fund had not commenced operations as of March 31, 2019 and therefore did not have any control persons.

Investor	Investor Address	Percentage Ownership of the Fund
The EAFE Choice Fund
None	-	-
The EAFE Fund
Teachers’ Retirement System of the State of Kentucky	479 Versailles Road, Frankfort, KY 40601	42.71%
The EAFE Pure Fund
None	-	-
The Emerging Markets Fund
Board of Trustees for the Maryland State Retirement and Pension System	120 E Baltimore Street, 16th Floor, Baltimore, MD 21202-6703	28.38%
The Global Alpha Equity Fund
None	-	-
The Global Select Equity Fund
Baillie Gifford International LLC	780 Third Ave, 47th Floor, New York, NY 10017-2024	100.00%
The International Concentrated Growth Fund
The Master Pension Trust of CSX Corporation and Affiliated Companies	500 Water Street C110, Jacksonville, FL 32202	98.38%
The International Equity Fund
None	-	-
The International Smaller Companies Fund
Baillie Gifford International LLC	780 Third Ave, 47th Floor, New York, NY 10017-2024	100.00%
The Long Term Global Growth Equity Fund
The Salvation Army	1424 Northeast Expressway, Atlanta, GA, 30329-2088	27.46%
Nissan Employee Retirement Plan	One Nissan Way, Franklin, TN, 37067-6367	26.06%
The Positive Change Equity Fund
UBS WM USA Omni Account	ATTN Department Manager, 1000 Harbor Boulevard, 5th Floor, Weehawken, NJ 07086	54.80%

39

Baillie Gifford Funds – Statement of Additional Information

Investor	Investor Address	Percentage Ownership of the Fund
Naidot & Co	c/o Bessemer Trust Co, 100 Woodbridge Center Drive, Woodbridge, NJ 07095	35.74%
The U.S. Equity Growth Fund
Daytona Beach Police & Fire Retirement System – Class K	2503 Del Prado Blvd S Ste 502, Cape Coral FL 33904-5709	67.09%

Management Ownership

As of March 31, 2019, the Trustees and officers of the Trust, as a group, owned 0.19% of the outstanding equity securities of The Long Term Global Growth Equity Fund, 0.14% of The Positive Change Equity Fund and less than 0.10% of the outstanding equity securities of each of the other Funds.

Shareholder Rights

Rights to Dividends

Shareholders are entitled to dividends as declared by the Board, and, in liquidation of the relevant Series’ portfolio, are entitled to receive the net assets of the portfolio.

Voting Rights

Shareholders are entitled to vote at any meetings of shareholders. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Special meetings of shareholders may be called for purposes such as electing or removing trustees, changing a fundamental investment policy or approving an investment advisory agreement. In addition, a special meeting of shareholders of the Series will be held if, at any time, less than a majority of the Trustees then in office have been elected by shareholders of the Series.

Shareholders are entitled to one vote for each full share held, and fractional votes for each fractional share held. Voting rights are not cumulative.

Shareholders may vote in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders, to the extent provided in the Declaration of Trust.

On any matter affecting all shareholders, all shares shall be voted together. Shareholders of all series vote together, irrespective of series, on:

—            the election of Trustees;

—            the removal of Trustees;

—            the selection of the Trust’s independent registered public accounting firm; and

—            amendments to the Declaration of Trust, unless the amendment only: (i) changes the Trust’s name, responds to or ensures compliance with applicable legislation or regulation or cures technical problems in the Declaration of Trust, (ii) establishes, changes or eliminates the par value of any shares (currently all shares have no par value) or (iii) issues shares of the Trust in one or more series, or subdivides any series of shares into various classes of shares with such dividend preferences and other rights as the Board may designate.

For the purpose of electing Trustees, there will normally be no meetings of shareholders except where, in accordance with the 1940 Act, (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders.

In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Shareholders may wish to communicate with other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee. The Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders, upon receiving a written request by shareholders having a net asset value constituting 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust.

Matters Affecting a Particular Series or Share Class

On matters only affecting a particular series or share class, only shareholders of that series or class will be entitled to vote. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. Consistent with the current position of the SEC, shareholders of each series vote separately on matters requiring shareholder approval, such as certain changes in fundamental investment policies of that series or the approval of the investment advisory agreement relating to that series.

Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder.

Preemptive Rights

The shares of the Funds do not have any preemptive rights.

Trustee Nominations

Any shareholder may nominate a person to become a Trustee. See “Trustees and Trust Officers – Trustee Nominations by Shareholders” above.

40

Baillie Gifford Funds – Statement of Additional Information

Rights on Termination

Upon termination of a Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of such Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Tax Reporting

As required by federal law, federal tax information will be furnished to applicable shareholders for each calendar year early in the succeeding year.

Liability

Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of a Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.

The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

Contractual Arrangements

The Trust enters into contractual arrangements with various parties, including among others the Funds’ investment adviser, custodian, transfer agent, and accountants, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements, and those contractual arrangements are not intended to and will not create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This SAI provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of any Fund. Neither this SAI, nor the related Prospectus, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or any Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Distributions

It is generally the policy of each Fund to declare and pay out, at least annually, dividends to its shareholders as follows:

—            Investment Company Taxable Income
Each Fund will distribute substantially all of its investment company taxable income (which, computed without regard to the dividends-paid deduction, includes dividends and any interest it receives from investments and the excess of net short-term capital gain over net long-term capital loss, in each case determined with reference to any loss carryforwards).

—            Net Capital Gains

Each Fund will distribute substantially all of its net capital gains (that is, the excess of net long-term capital gains over net short-term capital loss, in each case determined with reference to any loss carryforwards), if any.

A Fund may make such distributions more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

Notwithstanding the foregoing, each of the Funds may determine to retain investment company taxable income, so computed, subject to the distribution requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”), or net capital gain, and pay a Fund-level tax on any such retained amounts.

Distributions Are Payable in Shares

Except as provided below, distributions of income and capital gain are generally payable in full and fractional shares of the particular Fund, based upon the net asset value determined as of the close of unrestricted trading on the New York Stock Exchange on the record date for each dividend or distribution.

Shareholders, however, may elect to receive their distributions in cash. The election may be made at any time by submitting a written request directly to the Trust. In order for a change to be in effect for any dividend or distribution, it must be received by the Trust ten days prior to such dividend or distribution.

Tax

The following discussion addresses certain U.S. federal income tax considerations that may be relevant to investors that (a) are citizens or residents of the U.S., or corporations, partnerships, or other entities created or organized under the laws of the U.S. or any political subdivision thereof, or estates that are subject to U.S. federal income taxation regardless of the source of their income or trusts if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust or (ii) the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person and (b) hold, directly or indirectly, shares of a Fund as a capital asset (“U.S. shareholders”).

The following discussion provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders, and it does not address the U.S. federal income tax treatment of shareholders that are subject to special tax regimes such as certain financial institutions, insurance companies, dealers in securities or foreign currencies, U.S. shareholders whose functional currency (as defined in Section 985 of the Code is not the U.S. dollar, persons investing through defined contribution plans and other tax-qualified plans, and persons that hold shares in a Fund as part of a “straddle,” “conversion transaction,” “hedge,” or other integrated investment strategy. All such prospective and actual shareholders are urged to consult their own tax advisers with respect to the U.S. tax treatment of an investment in shares of a Fund.

The Funds have not sought an opinion of legal counsel as to any specific U.S. tax matters. The discussion below as it relates to U.S. federal income tax consequences is based upon the Code

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and regulations, rulings, and judicial decisions thereunder as of the date hereof. Such authorities may be repealed, revoked, or modified (possibly on a retroactive basis) so as to result in U.S. federal income tax consequences different from those discussed below.

This discussion is for general information purposes only. Prospective and actual shareholders should consult their own tax advisers with respect to their particular circumstances and the effect of state, local, or foreign tax laws to which they may be subject.

Each Fund – Separate Tax Entity

Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund has elected or, in the case of a new Fund, intends to elect to be treated as a regulated investment company eligible for taxation under the provisions of Subchapter M of the Code and intends to qualify each year as such.

Test for Special Tax Treatment

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

1.              derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below) (collectively, “qualifying income”);

2.              diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s assets consists of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

3.              distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, if any, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company.

However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (i) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income.

In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2).

In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment.

In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

Also, for purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to U.S. federal income tax on income or gains paid to its shareholders in a timely manner in the form of dividends (including Capital Gain Dividends, as defined below).

Failure to Meet Test for Special Tax Treatment

If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets.

If a Fund were ineligible to or otherwise did not cure such failure for any year, or if a Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gain, would be taxable to U.S. shareholders as dividend income.

Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets

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certain holding period and other requirements in respect of the Fund’s shares (as described below).

In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Retaining Net Capital Gains

As noted above, each of the Funds intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gains.

Notwithstanding the foregoing, the Funds may determine to retain investment company taxable income or net capital gains, and pay a Fund-level tax on any such retained amounts, subject to the distribution requirements applicable to regulated investment companies under the Code.

If a Fund retains any net capital gains, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities.

For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gains, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, its net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31) as if incurred in the succeeding taxable year.

Excise Tax

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or for the one-year period ending December 31 of such year if the Fund so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts.

For these purposes, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year, unless the Fund has made an election to use December 31, instead of October 31, for purposes of the excise tax; if the Fund makes the election to use December 31, no such gains or losses will be so treated.

Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending with or within the calendar year.

Each of the Funds intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that each Fund will be able to do so.

Personal Holding Companies

In addition, if any of the Funds is a “personal holding company” (as defined in Section 542 of the Code) for U.S. federal income tax purposes, such Fund will potentially need to adjust the timing of its distributions to its shareholders in order to avoid a Fund-level tax on its “undistributed personal holding company income” (as defined in Section 545 of the Code). Generally, a Fund will be a personal holding company if, at any time during the last half of its taxable year, more than 50% of its shares are owned, directly or indirectly, by five or fewer individuals and/or certain pension trusts, private foundations, charitable trusts or trusts providing for the payment of supplemental unemployment benefits. In the event that a Fund is a personal holding company, the Fund will seek to make distributions sufficient to avoid a Fund-level tax under the personal holding company rules, although there can be no assurance it will be able to do so.

Tax on Fund Distributions

Distributions are generally taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for its shares).

Distributions are taxable whether shareholders receive them in cash or in additional shares.

A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Investment Income

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income.

Distributions of investment income reported by a Fund as derived from “qualified dividend income” are taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level as described more fully below.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income” that is eligible for

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taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level):

1.              if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date),

2.              to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property,

3.              if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or

4.              if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established security market in the U.S.) or (b) treated as a passive foreign investment company.

If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding the excess of net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the dividends-received deduction generally available to corporations to the extent they are properly reported by the Fund as being attributable to the amount of eligible dividends received by the Fund from domestic corporations for the taxable year.

In general, a dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.

Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock – generally, stock acquired with borrowed funds).

There can be no assurances that a significant portion of a Fund’s distributions will be eligible for the corporate dividends-received deduction. The percentage of ordinary income distributions eligible for the corporate dividends-received deduction for each Fund for the prior fiscal year is disclosed in the Funds’ annual report, which is available on the SEC’s website and on the Trust’s website at http://USmutualfund.bailliegifford.com.

Any distribution of income that is attributable to dividend income received by a Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Capital Gains

Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares.

Tax rules can alter a Fund’s holding period on investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain from the sale of investments that the Fund owned (or is deemed to have owned) for more than one year and that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) are generally taxable to shareholders as long-term capital gains, taxed to individuals at reduced rates relative to ordinary income. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less are generally taxable to shareholders as ordinary income.

Distributions from capital gains are generally made after applying any available capital loss carryforwards.

Medicare Contribution Tax

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gain, including Capital Gain Dividends, as described above, and (ii) any net gain from the sale, exchange, redemption or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Sale, Exchange or Redemption of Shares

A sale, exchange or redemption of shares in a Fund will generally give rise to a capital gain or loss.

In general, any capital gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held by a shareholder for more than

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12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

Furthermore, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund (or substantially identical shares) are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Return of Capital Distributions

If a Fund makes a distribution to a shareholder in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain.

A return of capital is not taxable, but it reduces the shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund is able to carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years.

Distributions from capital gains are generally made after applying any available capital loss carryforwards.

Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains.

If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains.

The Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

The amounts and expiration dates (if applicable) of any capital loss carryforwards available to a Fund are shown in the notes to the financial statements incorporated by reference into this SAI.

Hedging and Similar Transactions

Transactions in Derivative Instruments
A Fund’s transactions in derivative instruments (e.g., futures or options transactions, forward contracts and swap agreements), or any other hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, constructive sale, mark-to-market, straddle, wash sale, and short sale rules).

These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate income to the Fund, defer losses to the Fund, or cause adjustments in the holding periods of the Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Each of the Funds will determine whether to make any available elections pertaining to such transactions. Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Book Income and Taxable Income

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income.

If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

If a Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and avoid a Fund-level tax.

Foreign Currency Transactions and Related Hedging Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

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Investment in Securities of Certain Foreign Corporations

Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If more than 50% of a Fund’s assets at taxable year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders who are U.S. citizens or residents or U.S. corporations to claim a credit or deduction (but not both) on their income tax returns for their pro-rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes.

A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction (if any) for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 31-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.

Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

A Fund’s investments that are treated as equity investments for U.S. federal income tax purposes in certain passive foreign investment companies (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on gains from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to shareholders of the Fund. However, if certain conditions are met, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect, pursuant to Sections 1293 and 1295 of the Code, to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distribution from the company. A Fund also may make an election, pursuant to Section 1296 of the Code, to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year (a “mark-to-market election”).

Such gains and losses are treated as ordinary income and loss.

The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect the Fund’s total return.

Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

A foreign corporation is a “passive foreign investment company” if: (i) 75% or more of its gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) held by such corporation during the taxable year which produce or are held for the production of passive income is at least 50%.

Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.

Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business activities and certain income received from related persons. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

A foreign issuer in which a Fund invests will not be treated as a PFIC with respect to the Fund if such issuer is a controlled foreign corporation (“CFC”) for U.S. federal income tax purposes and the Fund holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the Fund generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of the CFC’s income, whether or not the CFC distributes such amounts to the Fund.

Investments in Certain Debt Obligations

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount.

Generally, the original issue discount (“OID”) is treated as interest income and is included in a Fund’s income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Subject to the discussion in the next paragraph regarding Section 451 of the Code, (i) generally, any gain recognized on the disposition of, and any

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partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security, (ii) alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security, and (iii) the rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Notwithstanding the discussion in the proceeding paragraph, effective for taxable years beginning after 2017, Section 451 of the Code generally requires any accrual method taxpayer to take into account items of gross income no later than the time at which such items are taken into account as revenue in the taxpayer’s financial statements. Although the application of Section 451 to the accrual of market discount is currently unclear, the IRS and the Department of Treasury have announced their intent to issue proposed regulations providing that Section 451 does not apply to market discount. If Section 451 were to apply to the accrual of market discount, the Fund would be required to include in income any market discount as it takes the same into account on its financial statements.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). A Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

The rate at which OID or acquisition discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. If a Fund holds the foregoing kinds of obligations, or other obligations subject to special rules under the Code, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.

Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such obligations.

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity—that is, at a premium—the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

Investments in Debt Obligations that are at Risk of or in Default Present Special Tax Issues for the Fund

Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount; whether or to what extent a Fund should recognize market discount on a debt obligation; when and to what extent a Fund may take deductions for bad debts or worthless securities; and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased Through Tax-advantaged Arrangements

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans or tax-advantaged arrangements.

Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and arrangements and the precise effect of such an investment in their particular tax situations.

Tax-Exempt Shareholders

Under current law, each of the Funds serves to “block” (that is, prevent the attribution to shareholders of) unrelated business

47

Baillie Gifford Funds – Statement of Additional Information

taxable income (“UBTI”) from being realized by tax-exempt shareholders.

Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish such Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to such Fund that he or she is not subject to such withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

For a foreign person (as defined below) to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers in this regard.

Foreign Shareholders

Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign persons”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (a) distributions to an individual foreign person who was present in the U.S. for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign person of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests.

The exception to withholding for interest-related dividends does not apply to distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the U.S., or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation. A Fund is permitted to report such part of its dividends as short-term capital gain and/or interest-related dividends as are eligible, but is not required to do so.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of such payments as short-term capital gain or interest-related dividends to shareholders.

Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by a Fund to beneficial holders of shares who are foreign persons other than Capital Gain Dividends, short-term capital gain dividends and interest-related dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on a sale, exchange or redemption of such shares of a Fund unless (i) such gain is “effectively connected” with the conduct of a trade or business carried on by such holder within the U.S. or (ii) in the case of an individual holder, the holder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

If a foreign person is potentially eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the U.S. More generally, foreign persons who are residents in a country with an income tax treaty with the U.S. may obtain different tax results than those described herein, and are urged to consult their tax advisers.

A beneficial holder of shares who is a foreign person may be subject to state, local or foreign taxes, and to the U.S. federal estate tax in addition to the U.S. federal income tax rules described above.

Certain Additional Withholding and Reporting Requirements

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR).

Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an

48

Baillie Gifford Funds – Statement of Additional Information

applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government.

If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or Capital Gain Dividends the Fund pays.

If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign persons described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Financial Statements

Financial statements of The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Global Select Equity Fund , The International Concentrated Growth Fund, The International Equity Fund, The International Smaller Companies Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, and The U.S. Equity Growth Fund for the fiscal year or period ended December 31, 2018 are incorporated by reference to the Annual Report filed with the SEC for such Funds on Form N-CSR on March 5, 2019 (SEC Accession No. 0001104659-19-012805).

These financial statements have been incorporated by reference herein in reliance on the report of Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, also incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

49

PART C.  OTHER INFORMATION

Item 28.  Exhibits.

The following Exhibits are filed herewith or incorporated by reference:

(a)                                 1.                    Second Amended and Restated Agreement and Declaration of Trust of Registrant, dated February 27, 2017, incorporated by reference to Post-Effective Amendment No. 11 to the registration statement of the Trust on Form N-1A filed March 1, 2017.

2.                    Amendment No. 1, dated June 22, 2017, to the Second Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 14 to the registration statement of the Trust on Form N-1A filed July 14, 2017.

3.                    Amendment No. 2, dated December 13, 2017, to the Second Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 17 to the registration statement of the Trust on Form N-1A filed February 2, 2018.

4.                    Amendment No. 3, dated April 26, 2018, to the Second Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 20 to the registration statement of the Trust on Form N-1A filed May 8, 2018.

5.                    Amendment No. 4, dated September 25, 2018, to the Second Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 31 to the registration statement of the Trust on Form N-1A filed October 5, 2018.

6.                    Amendment No. 5, dated December 13, 2018, to the Second Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

(b)                                                               Copy of By-Laws of Registrant as amended November 13, 2003, incorporated by reference to Amendment No. 5 to the registration statement of the Trust on Form N-1A filed on May 5, 2004.

(c)                                                                Portions of Second Amended and Restated Agreement and Declaration of Trust and By-Laws Relating to Shareholders’ Rights.  (See (a) and (b) above).

(d)                                 1.                    Amended and Restated Investment Advisory Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of each Fund, dated January 1, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

(i)         Amended and Restated Schedule A to the Amended and Restated Investment Advisory Agreement for the Baillie Gifford Funds, adding The International Smaller Companies Fund, effective as of December 13, 2018, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

(e)                                  1.                    Distribution Agreement between Baillie Gifford Funds Services LLC and the Registrant, dated February 27, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

(i)         Amended and Restated Appendix A to the Distribution Agreement between the Registrant and Baillie Gifford Services LLC, adding The International Smaller Companies Fund, effective as of December 14, 2018, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

2.                    Distribution Agreement between Baillie Gifford Funds Services LLC and the Registrant, on behalf of its series, The International Choice Fund, dated February 27, 2015, incorporated by reference to Amendment No. 24 under the Investment Company Act of 1940 (the “1940 Act”) to the registration statement of the Trust on Form N-1A filed April 30, 2015.

(f)                                                                 Not applicable.

(g)                                  1.     Custody Agreement between the Registrant and Bank of New York dated September 29, 2000, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

(i)         Amendment to Custody Agreement between the Registrant and Bank of New York dated December 30, 2013, incorporated by reference to Amendment No. 18 to the registration statement of the Trust on Form N-1A filed April 30, 2014.

(ii)        Side Letter to Custody Agreement between the Registrant and Bank of New York dated April 28, 2014 incorporated by reference to Amendment No. 18 to the registration statement of the Trust on Form N-1A filed April 30, 2014.

(iii)       Form of Side Letter to Custody Agreement between the Registrant and Bank of New York, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

(iv)       Supplement to the Custody Agreement Hong Kong-China Stock Connect Service – SPSA Account Model between the Registrant and Bank of New York dated November 14, 2016, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(v)        Seventh Amendment to Custody Agreement between the Registrant and Bank of New York dated November 1, 2017, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

(vi)       Transaction Processing Services Letter between the Registrant and Bank of New York dated August 27, 2018, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(vii)      Eighth Amendment to Custody Agreement between the Registrant and Bank of New York, adding The Multi Asset Fund, dated October 9, 2018, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(viii)     FundSettle Supplemental Agreement between the Registrant and Bank of New York, dated January 24, 2019, incorporated by reference to Post-Effective Amendment No. 39 to the registration statement of the Trust on Form N-1A filed February 28, 2019.

(ix)       Ninth Amendment to Custody Agreement between the Registrant and Bank of New York, adding The International Smaller Companies Fund, dated December 14, 2018, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

2.                    Form of Foreign Custodian Manager Agreement dated September 29, 2000 between the Registrant and Bank of New York, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

(i)         Amendment to Foreign Custodian Manager Agreement dated June 15, 2015, to be filed by amendment.

(ii)        Form of Amendment Agreement to Foreign Custodian Management Agreement, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

(iii)       Amendment Agreement to Foreign Custody Management Agreement, dated July 20, 2016, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

(iv)       Second Amendment Agreement to Foreign Custody Management Agreement, dated April 24, 2018, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

(v)       Third Amendment Agreement dated October 9, 2018 to the Foreign Custodian Management Agreement between the Registrant and Bank of New York Mellon, adding The Multi Asset Fund, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(vi)       Fourth Amendment dated December 14, 2018 to the Foreign Custodian Management Agreement between the Registrant and Bank of New York Mellon, adding The International Smaller Companies Fund, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

(h)                                 1.                    Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon dated September 29, 2000, incorporated by reference to the initial registration statement of the Trust on Form N-1A filed December 22, 2000.

(i)         Form of Amendment to Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

(ii)        Form of Second Amendment Agreement to Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

(iii)       Second Amendment Agreement to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, dated November 1, 2017, adding The Global Select Equity Fund, The International Concentrated Growth Fund and The Positive Change Equity Fund, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

(iv)       Fourth Amendment Agreement dated October 9, 2018 to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, adding The Multi Asset Fund, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(v)        Fifth Amendment Agreement dated December 14, 2018 to the Fund Administration and Accounting Agreement between the Registrant and Bank of New York Mellon, adding The International Smaller Companies Fund, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

2.                    Form of Subscription Agreement for the purchase of shares of series of the Trust registered under the 1940 Act only, incorporated by reference to Amendment No. 23 to the registration statement of the Trust on Form N-1A filed April 30, 2015.

3.                    Form of Subscription Agreement for the purchase of shares of series of the Trust registered under the 1933 Act, incorporated by reference to Post-Effective Amendment No. 2 to the registration statement of the Trust on Form N-1A filed April 30, 2015.

4.                    Transfer Agency Agreement between the Registrant and Bank of New York Mellon, dated September 1, 2014, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

(i)         Form of Amendment Agreement to Transfer Agency Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

(ii)        Amendment to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, adding The Global Select Equity Fund, The International Concentrated Growth Fund and The Positive Change Equity Fund and making certain other amendments, effective as of August 4, 2017, incorporated by reference to Post-Effective Amendment No. 17 to the registration statement of the Trust on Form N-1A filed February 2, 2018.

(iii)       Amendment No. 2, dated February 20, 2018, to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(iv)       Amendment No. 4, dated September 28, 2018, to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, adding the Multi Asset Fund, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(v)        Amendment No. 5, dated December 14, 2018, to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, adding the International Smaller Companies Fund, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

(vi)       Amendment No. 6, dated December 13, 2018, to the Transfer Agency Agreement between the Registrant and Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 39 to the registration statement of the Trust on Form N-1A filed February 28, 2019.

5.                    Credit Agreement between the Registrant and The Bank of New York Mellon, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

(i)         Fee Letter Agreement among the Registrant, Baillie Gifford Overseas Limited, and The Bank of New York Mellon, dated April 24, 2018, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

(ii)        Amendment No. 1, dated September 19, 2017, to the Credit Agreement between the Registrant and The Bank of New York Mellon, adding The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, incorporated by reference to Post-Effective Amendment No. 17 to the registration statement of the Trust on Form N-1A filed February 2, 2018.

(iii)       Amendment No. 2, dated April 24, 2018, to the Credit Agreement between the Registrant and The Bank of New York Mellon, adding The Multi Asset Fund, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

(iv)       Amendment No. 3, dated December 14, 2018, to the Credit Agreement between the Registrant and The Bank of New York Mellon, adding The International Smaller Companies Fund, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

(v)        Joinder Agreement No. 2, dated December 14, 2018 between the Registrant and The Bank of New York Mellon, adding The International Smaller Companies Fund, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

(vi)       Amendment No. 4, dated April 23, 2019, to the Credit Agreement between the Registrant and The Bank of New York Mellon, filed herewith.

6.                    Form of Indemnification Agreement between the Registrant and each Trustee, incorporated by reference to Post-Effective Amendment No. 14 to the registration statement of the Trust on Form N-1A filed July 14, 2017.

7.                    Expense Limitation Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The Asia Ex Japan Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Smaller Companies Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, and The U.S. Equity Growth Fund, filed herewith.

8.                    Expense Limitation Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The Multi Asset Fund, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

9.                    Affiliated Management Fee Waiver between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The Multi Asset Fund, dated July 1, 2018, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

(i)                                     1.                    Opinion and consent of Ropes & Gray LLP as to the Registrant’s shares, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

2.                    Opinion and consent of Ropes & Gray LLP as to The Asia Ex Japan Fund, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

3.                    Opinion and consent of Ropes & Gray LLP as to The Global Select Equity Fund, The International Concentrated Growth Fund, and The Positive Change Equity Fund, incorporated by reference to Post-Effective Amendment No. 15 to the registration statement of the Trust on Form N-1A filed September 27, 2017.

4.                    Opinion and consent of Ropes & Gray LLP as to The Multi Asset Fund, incorporated by reference to Post-Effective Amendment No. 35 to the registration statement of the Trust on Form N-1A filed November 29, 2018.

5.                    Opinion and consent of Ropes & Gray LLP as to The International Smaller Companies Fund, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

(j)                                                                  Consent of Cohen & Company, Ltd., filed herewith.

(k)                                                               Not applicable.

(l)                                                                   Not applicable.

(m)                             1.                    Shareholder Service Plan, amended as of June 22, 2017 to remove Class 1, The Asia Ex Japan Fund, and The U.S. Equity Growth Fund, incorporated by reference to Post-Effective Amendment No. 14 to the registration statement of the Trust on Form N-1A filed July 14, 2017.

2.                    Shareholder Servicing Agreement between the Registrant and Baillie Gifford Overseas Limited, dated January 1, 2015, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

(i)         Amendment Agreement to Shareholder Servicing Agreement between the Registrant and Baillie Gifford Overseas Limited dated December 10, 2015, incorporated by reference to Post-Effective Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 29, 2016.

(ii)        Second Amendment Agreement dated June 22, 2017 to the Shareholder Servicing Agreement between the Registrant and Baillie Gifford Overseas Limited, removing The Asia Ex Japan Fund, The Emerging Markets Bond Fund, and The U.S. Equity Growth Fund, incorporated by reference to Post-Effective Amendment No. 17 to the registration statement of the Trust on Form N-1A filed February 2, 2018.

3.                    Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, and Baillie Gifford Overseas Limited, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

(i)         Amended and Restated Schedule A to the Class K and Institutional Class Administration and Supervisory Agreement for the Baillie Gifford Funds, adding The International Smaller Companies Fund, effective as of December 13, 2018, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

4.                    Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds between the Registrant, on behalf of its series, The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, and Baillie Gifford Overseas Limited, dated May 1, 2017, incorporated by reference to Post-Effective Amendment No. 12 to the registration statement of the Trust on Form N-1A filed April 28, 2017.

(i)         Amended and Restated Schedule A to the Institutional Class Sub-Accounting Services Agreement for the Baillie Gifford Funds, adding The International Smaller Companies Fund, effective as of December 13, 2018, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

5.                    Third Amended and Restated Administration, Supervisory and Sub-Accounting Services Plan for Class K and Institutional Class Shares, adding The International Smaller Companies Fund, effective December 13, 2018, incorporated by reference to Post-Effective Amendment No. 36 to the registration statement of the Trust on Form N-1A filed December 17, 2018.

(n)                                                               Plan Pursuant to Rule 18f-3, amended and restated as of April 30, 2019, filed herewith.

(o)                                                               Reserved.

(p)                                 1.                    Code of Ethics of the Registrant, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

2.                    Code of Ethics of Baillie Gifford Overseas Limited and Baillie Gifford Funds Services LLC, incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement of the Trust on Form N-1A filed April 2, 2015.

3.                    Code of Ethics for Principal Executive and Senior Financial Officers of the Registrant, incorporated by reference to Amendment No. 8 to the registration statement of the Trust on Form N-1A filed April 30, 2007.

(q)                                 1.                    Power of Attorney for Howard W. Chin, Pamela M.J. Cox, Bruce C. Long, Robert E. Rigsby, and Lindsay Cockburn, dated March 15, 2018, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

2.                    Power of Attorney for David W. Salter, dated March 15, 2018, incorporated by reference to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

Item 29.  Persons Controlled By or Under Common Control With the Registrant.

Not applicable.

Item 30.  Indemnification.

Article VIII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust (as further amended from time to time, the “Declaration of Trust”) (See Exhibit a hereto) provides for indemnification of trustees and officers.  The effect of this provision is to provide indemnification for each of the Registrant’s trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.  As to any matter disposed of without an adjudication by a court or other body, indemnification will be provided to the Registrant’s trustees and officers if (a) such indemnification is approved by a majority of the disinterested trustees, or (b) an opinion of independent legal counsel is obtained that such indemnification would not protect the trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

The Registrant has also contractually agreed to indemnify each Trustee. The contractual agreement between the Trust and each Trustee delineates certain procedural aspects relating to indemnification and advancement of expenses and provides for indemnification and advancement to the fullest extent permitted by the Declaration of Trust and By-Laws of the Trust and the laws of The Commonwealth of Massachusetts, the Securities Act of 1933, as amended, and the 1940 Act, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser.

The Registrant’s investment adviser, Baillie Gifford Overseas Limited (“BGO”), is registered under the Investment Advisers Act of 1940 and regulated by the Financial Conduct Authority of the United Kingdom, and as such is engaged in the provision of investment advisory and management services to a variety of public and private investment pools and private accounts. Except as set forth below, the directors and officers of BGO, have been engaged during the last two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of BGO or certain of BGO’s corporate affiliates. The business and other connections of the officers and directors of BGO are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of BGO’s Form ADV is 801-21051. The address of BGO and its corporate affiliates is Calton Square, 1 Greenside Row, Edinburgh, UK.

Name and Title	Non-Baillie Gifford business, profession, vocation or employment

N/A

Item 32.  Principal Underwriters.

(a) Not applicable.

(b) Directors, Officers or Partners of the Distributor:

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
David Salter Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Chairman and Chief Executive Officer	Trustee, Chairman of the Board and President
Sarah McKechnie Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Chief Compliance Officer	N/A
Suzanne Quinn Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Acting Chief Compliance Officer	Chief Compliance Officer
Janice Parise Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Financial and Operations Principal	N/A
Alison Graham Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Director	N/A
Michael Saliba 780 Third Avenue, 47th Floor New York, NY 10017	Director	N/A
Kathrin Hamilton Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Director	N/A
Sally Mayer Calton Square 1 Greenside Row Edinburgh, United Kingdom EH1 3AN	Secretary	N/A

(c) Not applicable.

Item 33.  Location of Accounts and Records.

The records required by Section 31(a) and Rule 31a-1 through 3 under the 1940 Act will be maintained by Registrant at its offices, 1 Greenside Row, Edinburgh, Scotland, UK EH1 3AN, except that: (i) Transfer Agent and Custodian (located at 4400 Computer Drive, 015-2W12, Westborough, MA 01581) for Registrant, will maintain the records required by subparagraphs (a)(1), (b)(1)-(5) and (6)-(8) of Rule 31a-1 and by Rule 31a-2; and (ii) BGO, located at 1 Greenside Row, Edinburgh, Scotland, UK EH1 3AN will maintain the records required by Rule 31a-1(f) and Rule 31a-2(e).

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Edinburgh, Scotland, on the 29th day of April, 2019.

BAILLIE GIFFORD FUNDS

By:	/s/ David W. Salter
Name:	David W. Salter
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Howard W. Chin*	Trustee	April 29, 2019
Howard W. Chin

/s/ Pamela M. J. Cox*	Trustee	April 29, 2019
Pamela M. J. Cox

/s/ Bruce C. Long*	Trustee	April 29, 2019
Bruce C. Long

/s/ Robert E. Rigsby*	Trustee	April 29, 2019
Robert E. Rigsby

/s/ David W. Salter	Trustee & President (Principal	April 29, 2019
David W. Salter	Executive Officer)

/s/ Lindsay Cockburn	Treasurer (Principal Financial and	April 29, 2019
Lindsay Cockburn	Accounting Officer)

*By:	/s/ David W. Salter

David W. Salter**

Date: April 29, 2019

**                 Attorney-in-Fact pursuant to a Power of Attorney executed on March 15, 2018 and filed as an exhibit to Post-Effective Amendment No. 19 to the registration statement of the Trust on Form N-1A filed on April 30, 2018.

EXHIBIT INDEX

Exhibit No.	Exhibit Title

(h)(5)(vi).	Amendment No. 4, dated April 23, 2019, to the Credit Agreement between the Registrant and The Bank of New York Mellon.
(h)(7).

Expense Limitation Agreement between Baillie Gifford Overseas Limited and the Registrant, on behalf of its series, The Asia Ex Japan Fund, The Global Select Equity Fund, The International Concentrated Growth Fund, The International Smaller Companies Fund, The Long Term Global Growth Equity Fund, The Positive Change Equity Fund, and The U.S. Equity Growth Fund.

(j).	Consent of Cohen & Company, Ltd.
(n).	Plan Pursuant to Rule 18f-3, amended and restated as of April 30, 2019.